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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                       GENERAL ELECTRIC FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 09/30/05
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

GE Funds


Annual Report
SEPTEMBER 30, 2005

[LOGO OMITTED]

GE Funds

Table of Contents

FINANCIAL INFORMATION
MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
      GE U.S. Equity Fund ................................................    1
      GE Value Equity Fund ...............................................    8
      GE Small-Cap Value Equity Fund .....................................   15
      GE Global Equity Fund ..............................................   21
      GE International Equity Fund .......................................   27
      GE Premier Growth Equity Fund ......................................   33
      GE Strategic Investment Fund .......................................   38
      GE Government Securities Fund ......................................   53
      GE Short-Term Government Fund ......................................   59
      GE Tax-Exempt Fund .................................................   64
      GE Fixed Income Fund ...............................................   71
      GE Money Market Fund ...............................................   83
NOTES TO PERFORMANCE .....................................................   88
NOTES TO SCHEDULES OF INVESTMENTS ........................................   90
FINANCIAL STATEMENTS
      Financial Highlights ...............................................   91
      Notes to Financial Highlights ......................................  103
      Statements of Assets and Liabilities ...............................  104
      Statements of Operations ...........................................  108
      Statements of Changes in Net Assets ................................  112
      Notes to Financial Statements ......................................  120
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................  134
TAX INFORMATION ..........................................................  135
ADVISORY AGREEMENT RENEWAL ...............................................  136
ADDITIONAL INFORMATION ...................................................  138
INVESTMENT TEAM ..........................................................  141

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded by or accompanied with a current prospectus.

GE U.S. Equity Fund

Q&A

THE GE U.S. EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES CHRISTOPHER D. BROWN, STEPHEN V. GELHAUS, PAUL C. REINHARDT AND RICHARD L. SANDERSON. EACH OF THE FOREGOING PORTFOLIO MANAGERS MANAGES (OR CO-MANAGES) ONE OF THREE SUB-PORTFOLIOS, WHICH COMPRISE THE FUND. THE THREE SUB-PORTFOLIOS ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR SUB-PORTFOLIO. THE WEIGHTINGS TO EACH SUB-PORTFOLIO IN THE FUND, WHICH CAN BE CHANGED AT ANY TIME BUT GENERALLY REMAIN STABLE FOR 18 TO 24 MONTHS, ARE DRIVEN BY THE OBJECTIVE OF KEEPING THE FUND "STYLE NEUTRAL" SUCH THAT IT COMBINES GROWTH AND VALUE INVESTMENT MANAGEMENT STYLES AND DOES NOT TEND TO FAVOR EITHER STYLE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE U.S. Equity Fund returned 9.40% for Class A shares, 8.57% for Class B shares, 8.58% for Class C shares, and 9.68% for Class Y shares. The S&P 500 Index, the Fund's benchmark, returned 12.25% and the Fund's Lipper peer group of 881 Large-Cap Core Funds returned an average of 11.55% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND PERFORMANCE?

A. In the past twelve months skyrocketing energy prices have weighed on the stock market, and this concern has only grown the past quarter as two major hurricanes disrupted U.S. petroleum production. With crude oil above $60 a barrel, investors were worried about the economy slowing. Against this backdrop, the Federal Reserve has been doing its part to dampen the inflationary effects of high energy costs, and has continued to tighten short rates at a measured pace. Within the stock market, energy stocks remained strong, many cyclical stocks declined, and less cyclical stocks such as utilities and information technology outperformed. Value stocks continued to outperform growth stocks, and small-cap stocks outperformed large-cap stocks.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Our diversified large-cap strategy has been challenged in the past year's market environment where small and mid-cap names have led performance. In addition, the very highest quality companies, those rated A by S&P, have underperformed B- and C-rated companies by -9% and -20% respectively. The lower quality

[PHOTO OMITTED]

PICTURED FROM TOP LEFT TO BOTTOM RIGHT:
RICHARD L. SANDERSON, PAUL C. REINHARDT,
STEPHEN V. GELHAUS, AND CHRISTOPHER D. BROWN

GE U.S. Equity Fund
Q&A

    companies that have led performance this year generally do not fit our selection criteria, creating a further headwind. However, over the 12-month period, large-cap companies with steady earnings growth prospects traded at a discount to their historic valuation ranges making them attractive long-term investments.

    The energy sector not only led the market's returns during the past 12-months, but contributed most to the portfolio's performance. Our holdings in Burlington Resources and EnCana both more than doubled within the energy space. The portfolio's basic materials holdings also outperformed, led by Monsanto (+75%), an innovator and leader in genetically modified seeds. As commodity prices advanced, avoiding chemical companies pressured by high input costs, such as DuPont (-6%) and Dow Chemical (-5%), also contributed to materials sector strength.

    However, the Fund's technology, consumer staples and financials holdings more than offset the strength in energy and materials. Underweighting high-flying semiconductor, computer and communications equipment companies hurt the portfolio's performance this year. Preferring the relatively steady returns offered by technology services companies, we overweighted names like First Data (-8%) which underperformed. This credit card processor, and owner of Western Union, benefits from increasing use of electronic payments and global money transfer. Underweighting staples company Altria also hurt, with the stock up almost 64% due to positive tobacco litigation outcomes. We have been concerned about further legal troubles and the secular decline of Altria's core tobacco business. In Financials, Fannie Mae (-28%) contributed negatively in the midst of regulatory issues.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Despite recent challenges, we remain highly committed to investing in high quality large-cap stocks with predictable and steady earnings growth. As energy prices have soared and interest rates have risen, we have increased our exposure to less cyclical sectors, including healthcare and consumer staples. Valuation compression in the markets has also given us the opportunity to increase our exposure to information technology, a sector with above-average earnings growth. We have gone from a market-weight to an underweight in financials, including reducing our position within Fannie Mae, a key detractor from this year's performance. We have also decreased our holdings within the cyclical industrials space.

GE U.S. Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                 EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,030.16                             3.98

     Class B                         1,000.00                           1,026.64                             7.79

     Class C                         1,000.00                           1,026.55                             7.78

     Class Y                         1,000.00                           1,031.71                             2.72

-------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.92                             3.98

     Class B                         1,000.00                           1,017.21                             7.77

     Class C                         1,000.00                           1,017.22                             7.77

     Class Y                         1,000.00                           1,022.14                             2.71
-------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.78% FOR CLASS A, 1.54% FOR CLASS B, 1.54% FOR CLASS C, AND 0.53% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 3.02% FOR CLASS A SHARES, 2.66% FOR CLASS B SHARES, 2.65% FOR CLASS C SHARES, AND 3.17% FOR CLASS Y SHARES.

GE U.S. Equity Fund


--------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------
Exxon Mobil Corp.             3.55%
--------------------------------------------
Microsoft Corp.               3.42%
--------------------------------------------
Pfizer Inc.                   3.15%
--------------------------------------------
Industrial Select Sector
  SPDR Fund                   2.52%
--------------------------------------------
First Data Corp.              2.35%
--------------------------------------------
PepsiCo, Inc.                 2.18%
--------------------------------------------
Bank of America Corp.         2.12%
--------------------------------------------
Abbott Laboratories           2.07%
--------------------------------------------
Burlington Resources, Inc.    1.83%
--------------------------------------------
Johnson & Johnson 1.76%
--------------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal market conditions.

LIPPER PERFORMANCE COMPARISON

Large-Cap Core Peer Group

Based on average annual total returns for the periods ended 9/30/05

                      ONE     FIVE     TEN
                     YEAR     YEAR    YEAR
                     ----    -----    ----
Number of
Funds in
peer group:          881      603       221
-------------------------------------------------
Peer group
average annual
total return:      11.55%  -2.87%      7.82%
-------------------------------------------------
Lipper categories
in peer group: Large-Cap Core Funds


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[Line chart omitted -- plot points are as follows:]

                     GE U.S. Equity             GE U.S. Equity Fund
                          Fund                        w/load                    S&P 500 Index
--------------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,425.00                   $10,000.00
09/96                11,870.12                    11,187.59                    12,033.40
09/97                16,590.08                    15,636.15                    16,905.03
09/98                17,522.97                    16,515.40                    18,445.57
09/99                22,393.13                    21,105.53                    23,574.65
09/00                25,101.85                    23,658.49                    26,696.79
09/01                20,656.81                    19,469.04                    19,579.83
09/02                16,983.50                    16,006.95                    15,567.93
09/03                20,396.04                    19,223.27                    19,372.72
09/04                22,408.23                    21,119.76                    22,060.30
09/05                24,515.14                    23,105.52                    24,763.00

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                      ONE     FIVE      TEN
                     YEAR     YEAR     YEAR
                   ------   ------     ------
GE U.S. Equity      9.40%    -0.47%    9.38%
GE U.S. Equity
  W/LOAD            3.11%    -1.64%    8.74%
  MAXIMUM LOAD
  OF 5.75%
S&P 500 Index      12.25%   -1.49%     9.49%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                     GE U.S. Equity
                          Fund                     S&P 500 Index
-----------------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                11,778.34                    12,033.40
09/97                16,342.46                    16,905.03
09/98                17,127.04                    18,445.57
09/99                21,722.90                    23,574.65
09/00                24,323.85                    26,696.79
09/01                20,016.58                    19,579.83
09/02                16,457.12                    15,567.93
09/03                19,763.89                    19,372.72
09/04                21,713.71                    22,060.30
09/05                23,755.33                    24,763.00

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE     FIVE     TEN
                  YEAR     YEAR    YEAR
                  ----    -----    -----
GE U.S. Equity     8.57%   -1.21%   8.89%
S&P 500 Index     12.25%   -1.49%   9.49%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                     GE U.S. Equity
                          Fund                     S&P 500 Index
-----------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                11,372.41                    11,773.02
09/00                11,125.34                    11,324.36
03/01                10,109.34                     9,200.32
09/01                 9,089.24                     8,305.46
03/02                10,146.06                     9,219.23
09/02                 7,415.77                     6,603.67
03/03                 7,684.68                     6,936.74
09/03                 8,859.21                     8,217.61
03/04                 9,823.71                     9,374.46
09/04                 9,660.95                     9,357.64
03/05                10,218.98                    10,001.76
09/05                10,490.25                    10,504.08

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE      FIVE     SINCE
                  YEAR      YEAR   INCEPTION
                  ----      ----   ---------
GE U.S. Equity     8.58%   -1.17%    0.80%
S&P 500 Index     12.25%   -1.49%    0.82%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                     GE U.S. Equity
                          Fund                     S&P 500 Index
-----------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                11,897.09                    12,033.40
09/97                16,675.30                    16,905.03
09/98                17,652.08                    18,445.57
09/99                22,619.55                    23,574.65
09/00                25,419.04                    26,696.79
09/01                20,970.86                    19,579.83
09/02                17,283.98                    15,567.93
09/03                20,821.59                    19,372.72
09/04                22,931.54                    22,060.30
09/05                25,151.28                    24,763.00

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                     ONE     FIVE     TEN
                    YEAR     YEAR    YEAR
                    -----    ----    ----
GE U.S. Equity      9.68%   -0.21%   9.66%
S&P 500 Index      12.25%   -1.49%   9.49%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE U.S. EQUITY FUND
Schedule of Investments

                                                              September 30, 2005

GE U.S. EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $690,704
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

GE U.S. Equity Fund

[Pie chart omitted -- plot points are as follows:]

Financials                                                 16.8%
Information Technology                                     15.6%
Healthcare                                                 13.7%
Consumer Discretionary                                     10.6%
Energy                                                     10.0%
Consumer Staples                                            9.3%
Industrials                                                 9.3%
Short-Term                                                  5.3%
Materials                                                   3.4%
Utilities                                                   3.1%
Telecommunication Services                                  2.9%




                                     NUMBER
                                  OF SHARES            VALUE
COMMON STOCK -- 94.8%
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 11.0%

Bed Bath & Beyond, Inc.              31,905       $   1,281,943(a)
Cablevision Systems Corp.
   (Class A)                         53,175           1,630,877(a)
Carnival Corp.                      100,752           5,035,585
Comcast Corp. (Class A)             362,149          10,422,648(a)
Comcast Corp. (Class A)               1,925              56,557(a)
Discovery Holding Co.
   (Series A)                        72,538           1,047,449(a,j)
eBay, Inc.                           24,785           1,021,142(a)
Kohl's Corp.                         22,389           1,123,480(a)
Liberty Global Inc. (Series C)       82,818           2,132,564(a)
Liberty Global, Inc. (Series A)      77,221           2,091,145(a)
Liberty Media Corp. (Series A)      861,036           6,931,340(a)
Lowe's Companies, Inc.               78,362           5,046,513
News Corp. (Class A)                181,914           2,836,039
Omnicom Group, Inc.                  66,944           5,598,527
Target Corp.                        129,858           6,743,526
The Home Depot, Inc.                144,381           5,506,691
Time Warner Inc.                    291,063           5,271,151
Viacom Inc. (Class B)               289,943           9,571,018
                                                     73,348,195

CONSUMER STAPLES -- 9.7%

Altria Group, Inc.                    8,709             641,940
Anheuser-Busch Companies, Inc.       44,779           1,927,288(h)
Avon Products, Inc.                  19,591             528,957
Clorox Co.                          153,815           8,542,885
Colgate-Palmolive Co.               153,327           8,094,132







                                     NUMBER
                                  OF SHARES            VALUE
--------------------------------------------------------------------------------

Kellogg Co.                         115,865        $  5,344,852
Kimberly-Clark Corp.                 82,840           4,931,465
PepsiCo, Inc.                       265,314          15,045,957
Procter & Gamble Co.                 76,684           4,559,631
Sara Lee Corp.                      156,725           2,969,939
The Coca-Cola Co.                   200,050           8,640,160
Wal-Mart Stores, Inc.                73,101           3,203,286
                                                     64,430,492

ENERGY -- 10.3%

Amerada Hess Corp.                   16,456           2,262,700(j)
Burlington Resources, Inc.          155,327          12,631,192
ConocoPhillips                       65,489           4,578,336
EnCana Corp.                         83,960           4,895,708(j)
Exxon Mobil Corp.                   386,217          24,540,228(h)
Halliburton Co.                      68,847           4,717,396
Occidental Petroleum Corp.           43,659           3,729,788(j)
Schlumberger Ltd.                   135,892          11,466,567
                                                     68,821,915

FINANCIALS -- 16.8%

AFLAC Incorporated                   52,055           2,358,091
Allstate Corp.                      140,561           7,771,618
American International
   Group, Inc.                      167,797          10,396,702(h)
Bank of America Corp.               347,037          14,610,258
Berkshire Hathaway, Inc.
   (Class B)                            880           2,403,280(a,j)
Chubb Corp.                          66,004           5,910,658(j)
Citigroup, Inc.                     251,880          11,465,578
Federal Home Loan
   Mortgage Corp.                    32,319           1,824,731
Federal National
   Mortgage Assoc.                  128,736           5,769,948
HCC Insurance Holdings, Inc.         31,905             910,250(j)
JPMorgan Chase & Co.                 41,938           1,422,956
MBNA Corp.                          183,593           4,523,732
Mellon Financial Corp.              198,959           6,360,719
Merrill Lynch & Company, Inc.       105,757           6,488,192
Morgan Stanley                      119,224           6,430,943
Principal Financial Group            56,869           2,693,885(j)
Prudential Financial, Inc.           38,062           2,571,469
SLM Corp.                            21,270           1,140,923
State Street Corp.                  231,251          11,312,799(e)
SunTrust Banks, Inc.                 40,077           2,783,348
US Bancorp                           30,784             864,415
Wells Fargo & Co.                    33,584           1,967,015
                                                    111,981,510

HEALTHCARE -- 14.2%

Abbott Laboratories                 336,961          14,287,146(h)
Aetna, Inc.                          74,282           6,398,651
Amgen, Inc.                          75,143           5,986,643(a)
Boston Scientific Corp.              22,389             523,231(a)
Bristol-Myers Squibb Co.            100,752           2,424,093




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE U.S. EQUITY FUND
Schedule of Investments

                                                              September 30, 2005




                                     NUMBER
                                  OF SHARES           VALUE
--------------------------------------------------------------------------------

Eli Lilly & Co.                      43,659      $    2,336,630
GlaxoSmithKline PLC ADR              92,904           4,764,117
HCA Inc.                             45,898           2,199,432
Johnson & Johnson                   192,571          12,185,893
LIncare Holdings Inc.                65,489           2,688,323(a)
Medtronic Inc.                       19,389           1,039,638
Novartis AG ADR                      29,107           1,484,457
Pfizer Inc.                         870,947          21,747,547
Smith & Nephew PLC ADR               12,314             522,852(j)
UnitedHealth Group
   Incorporated                     110,290           6,198,298
Wyeth                               209,632           9,699,673(h)
                                                     94,486,624

INDUSTRIALS -- 7.0%

Burlington Northern
   Santa Fe Corp.                    44,779           2,677,784(j)
Corinthian Colleges, Inc.            53,287             707,118(a,j)
Danaher Corp.                        23,912           1,287,183(j)
Deere & Co.                          75,003           4,590,184(j)
Dover Corp.                         154,061           6,284,148(h)
Eaton Corp.                          93,152           5,919,810
General Dynamics Corp.               24,505           2,929,573
Northrop Grumman Corp.               81,161           4,411,100
Southwest Airlines Co.              140,057           2,079,846
Textron Inc.                         20,151           1,445,230
3M Co.                               13,993           1,026,526
Tyco International Ltd.             245,164           6,827,817
Union Pacific Corp.                   8,396             601,993
United Technologies Corp.            95,267           4,938,641
Waste Management, Inc.               40,301           1,153,012
                                                     46,879,965

INFORMATION TECHNOLOGY -- 16.1%

Analog Devices, Inc.                160,532           5,962,158
Applied Materials, Inc.              92,356           1,566,358
Automatic Data Processing, Inc.      75,004           3,228,172
Certegy, Inc.                        55,973           2,240,039
Checkfree Corp.                      19,910             752,996(a,j)
Cisco Systems, Inc.                 448,344           8,038,808(a)
Dell, Inc.                          103,876           3,552,559(a)
EMC Corporation                     243,484           3,150,683(a)
First Data Corp.                    406,424          16,256,960
Intel Corp.                         319,608           7,878,337
International Business
   Machines Corp.                    69,967           5,612,753
Intuit Inc.                         119,391           5,349,911(a)
Microsoft Corp.                     916,845          23,590,422
Molex Inc. (Class A)                179,115           4,605,047
Novellus Systems, Inc.               79,482           1,993,409(a,j)
Oracle Corp.                        886,476          10,983,438(a)
QUALCOMM, Inc.                       31,906           1,427,793
Yahoo! Inc.                          36,741           1,243,315(a)
                                                    107,433,158





                                     NUMBER
                                  OF SHARES           VALUE
--------------------------------------------------------------------------------



MATERIALS -- 3.5%

Alcoa, Inc.                          44,779      $    1,093,503
Barrick Gold Corp.                   71,646           2,081,316(j)
Freeport-McMoRan Copper &
   Gold Inc. (Class B)              132,097           6,418,593(j)
Monsanto Co.                         82,617           5,184,217
Newmont Mining Corp.                 55,078           2,598,029
Praxair, Inc.                        58,772           2,816,942
Rohm & Haas Co.                      21,270             874,835(j)
Weyerhaeuser Co.                     34,704           2,385,900
                                                     23,453,335

TELECOMMUNICATION SERVICES -- 3.0%

Alltel Corp.                         90,117           5,867,518
Sprint Corporation                  193,108           4,592,108
Verizon Communications Inc.          67,168           2,195,722
Vodafone Group PLC ADR              283,226           7,355,379
                                                     20,010,727

UTILITIES -- 3.2%

American Electric Power
   Company, Inc.                     66,047           2,622,066(j)
Constellation Energy Group, Inc.     68,847           4,240,975
Dominion Resources, Inc.             55,974           4,821,600
Entergy Corp.                        42,540           3,161,573
PG&E Corp.                          113,088           4,438,704(j)
PPL Corp.                            32,330           1,045,229
Southern Co.                         34,704           1,241,015(j)
                                                     21,571,162

TOTAL COMMON STOCK
   (COST $570,528,108)                              632,417,083



--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.2%
--------------------------------------------------------------------------------


Financial Select Sector
   SPDR Fund                        144,404           4,262,806
Industrial Select Sector
   SPDR Fund                        577,811          17,426,780

TOTAL EXCHANGE TRADED FUNDS
   (COST $19,225,430)                                21,689,586


TOTAL INVESTMENTS IN SECURITIES
   (COST $589,753,538)                              654,106,669



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE U.S. EQUITY FUND
Schedule of Investments

                                                              September 30, 2005




                                     NUMBER
                                  OF SHARES         VALUE
SHORT-TERM INVESTMENTS -- 5.5%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 1.7%

GEI Short Term Investment Fund
   3.83%                         11,278,019  $ 11,278,019(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 3.7%

State Street Navigator Securities
   Lending Prime Portfolio
   3.82%                         24,834,113    24,834,113(d,e)


                                  PRINCIPAL
                                     AMOUNT
--------------------------------------------------------------------------------

TIME DEPOSITS -- 0.1%

State Street Corp.
   3.45%    10/03/05               $485,000             485,000(e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $36,597,132)                                36,597,132


TOTAL INVESTMENTS
   (COST $626,350,670)                              690,703,801


LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (3.5)%                                 (23,131,790)
                                                   ------------


NET ASSETS -- 100.0%                               $667,572,011
                                                   ============



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following long futures contracts open at September 30, 2005:

                                NUMBER     CURRENT
                  EXPIRATION      OF      NOTIONAL   UNREALIZED
DESCRIPTION          DATE      CONTRACTS    VALUE   APPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures        December 2005     4     $1,234,300    $9,122




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Value Equity Fund

THE GE VALUE EQUITY FUND IS CO-MANAGED BY PAUL C. REINHARDT AND STEPHEN V. GELHAUS. MESSRS. REINHARDT AND GELHAUS BOTH MANAGE THE FUND AS A COLLABORATIVE TEAM. BOTH PORTFOLIO MANAGERS HAVE THE AUTHORITY TO INCREASE OR DECREASE EXISTING POSITIONS IN THE FUND; HOWEVER, MR. REINHARDT, AS LEAD MANAGER, IS VESTED WITH THE AUTHORITY TO PURCHASE SECURITIES THAT ARE NEW TO THE FUND OR TO DIVEST THE FUND OF ITS ENTIRE POSITION IN A SECURITY. MR. REINHARDT ALSO HAS VETO AUTHORITY OVER MR. GELHAUS' TRADE DECISIONS. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Value Equity Fund returned 10.73% for Class A shares, 9.88% for Class B shares, 9.85% for Class C shares, and 10.91% for Class Y shares. The S&P 500 Index, the Fund's benchmark, returned 12.25% and the Fund's Lipper peer group of 881 Large Cap Core Funds returned an average of 11.55% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. In the past twelve months skyrocketing energy prices have weighed on the stock market, and this concern has only grown the past quarter as two major hurricanes disrupted U.S. petroleum production. With crude oil above $60 a barrel, investors are worried about the economy slowing. The Fed continues to raise short-term interest rates at a measured pace, and the yield curve has flattened. Corporate earnings continue to grow, but only energy and utility companies have seen estimates significantly increase. Within the stock market, small-cap stocks have outperformed large-cap stocks. In addition, the very highest quality companies, those rated A by S&P, have underperformed B- and C-rated companies by -9% and -20% respectively.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Energy has been the year's best performing S&P sector rising nearly 49%. The Fund's energy holdings beat the benchmark handily, returning over 58%. Among our Energy holdings, oil and gas companies EnCana Corp. (+154%), Burlington Resources (+101%), led performance. Utility stocks have been the second best performing sector, rising 39%, and the Fund's overweight position in utilities also helped performance. Not owning beleaguered automobile stocks helped, and picking winners amongst media companies also contributed to performance within the consumer discretionary space--Liberty Global was up 58% over the period. Despite these positives, the portfolio lagged due to issues within information technology and consumer staples. In information technology, overweight positions in Unisys (-36%), First Data (-8%), and ADI (-3%) drove sector underperformance, as well as underweighting some of the lower-quality names that have been driving performance within the sector. Unisys was eliminated

[PHOTO OMITTED]

PICTURED TO THE LEFT:
PAUL C. REINHARDT

Q & A



    during the period. Not owning tobacco giant Altria hurt performance considerably during the year, as the stock advanced almost 64% due to positive tobacco litigation outcomes. We have been concerned about further legal troubles and the secular decline of Altria's core tobacco business. Overweights in Sara Lee (-14%) and Kimberly-Clark (-4%) also hurt performance, and we have reduced our weightings in these companies as they undergo restructurings.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. Our process has remained consistent during the year, and we continue to employ a bottom-up relative value process to seek out underappreciated stocks with catalysts for growth or improving fundamentals. We have positioned the portfolio for a mid-cycle slowdown, including lightening up in industrials such as Tyco and Honeywell. We have also gone underweight financial companies on concerns that higher interest rates could pressure earnings power for the group (e.g., reducing our weightings in Citigroup, JP Morgan and US Bancorp). Also within financials, we have reduced our weightings in Fannie Mae and American International Group as the companies faced regulatory investigations during the 12-month period. As we position ourselves for slowing growth, we increased our weighting in the steady growth healthcare sector, initiating positions in Bristol Myers, Eli Lilly and Novartis. Valuation compression in the markets has also given us the opportunity to increase our exposure to information technology, a sector with above-average earnings growth.

GE Value Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                 EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,031.89                             5.98

     Class B                         1,000.00                           1,028.60                             9.77

     Class C                         1,000.00                           1,027.78                             9.76

     Class Y                         1,000.00                           1,033.59                             4.72

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,018.96                             5.99

     Class B                         1,000.00                           1,015.25                             9.78

     Class C                         1,000.00                           1,015.26                             9.77

     Class Y                         1,000.00                           1,020.19                             4.72
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.18% FOR CLASS A, 1.94% FOR CLASS B, 1.93% FOR CLASS C, AND 0.93% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 3.19% FOR CLASS A SHARES, 2.86% FOR CLASS B SHARES, 2.78% FOR
   CLASS C SHARES, AND 3.36% FOR CLASS Y SHARES.

GE Value Equity Fund


-------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
-------------------------------------------
Exxon Mobil Corp.             4.49%
-------------------------------------------
Microsoft Corp.               2.75%
-------------------------------------------
Pfizer Inc.                   2.74%
-------------------------------------------
Industrial Select Sector SPDR
Fund                          2.54%
-------------------------------------------
Abbott Laboratories           1.95%
-------------------------------------------
Bank of America Corp.         1.93%
-------------------------------------------
PepsiCo, Inc.                 1.92%
-------------------------------------------
Citigroup, Inc.               1.91%
-------------------------------------------
Burlington Resources, Inc.    1.70%
-------------------------------------------
Oracle Corp.                  1.63%
-------------------------------------------



 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE
COMPARISON
Large-Cap Core Peer Group
Based on average annual total returns for the periods ended 9/30/05

                       ONE      FIVE      TEN
                       YEAR     YEAR      YEAR
                       ----     -----     ----
Number of
Funds in
peer group:            881       603       221
----------------------------------------------
Peer group
average annual
total return:       11.55%     -2.87%    7.82%
----------------------------------------------

Lipper categories
in peer group: Large-Cap Core Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[Line chart omitted -- plot points are as follows:]


                     GE Value Equity              GE Value Equity
                          Fund                        w/load                    S&P 500 Index
----------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,425.00                   $10,000.00
09/96                12,019.07                    11,327.98                    12,033.40
09/97                16,802.09                    15,835.97                    16,905.03
09/98                17,787.14                    16,764.38                    18,445.57
09/99                22,650.26                    21,347.87                    23,574.65
09/00                25,221.19                    23,770.97                    26,696.79
09/01                21,197.64                    19,978.77                    19,579.83
09/02                17,542.57                    16,533.87                    15,567.93
09/03                20,961.80                    19,756.49                    19,372.72
09/04                23,522.96                    22,170.39                    22,060.30
09/05                26,048.04                    24,550.28                    24,763.00

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                       ONE       FIVE      TEN
                       YEAR      YEAR      YEAR
                       ----      ----     -----
GE Value Equity       10.73%     0.65%    10.05%
GE Value Equity
  W/LOAD               4.37%    -0.54%     9.40%
  MAXIMUM LOAD
  OF 5.75%
S&P 500 Index         12.25%   -1.49%     9.49%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                     GE Value Equity
                          Fund                     S&P 500 Index
----------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                11,912.84                    12,033.40
09/97                16,539.34                    16,905.03
09/98                17,418.98                    18,445.57
09/99                22,064.39                    23,574.65
09/00                24,368.11                    26,696.79
09/01                20,350.94                    19,579.83
09/02                16,841.87                    15,567.93
09/03                20,124.52                    19,372.72
09/04                22,583.39                    22,060.30
09/05                25,007.60                    24,763.00

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                    ONE     FIVE    TEN
                   YEAR     YEAR    YEAR
                   ----     ----    ----
GE Value Equity    9.88%   -0.12%   9.41%
S&P 500 Index     12.25%   -1.49%   9.49%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                     GE Value Equity
                          Fund                     S&P 500 Index
--------------------------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                11,275.85                    11,773.02
09/00                11,053.00                    11,324.36
03/01                10,167.71                     9,200.32
09/01                 9,207.06                     8,305.46
03/02                10,221.47                     9,219.23
09/02                 7,558.74                     6,603.67
03/03                 7,793.32                     6,936.74
09/03                 8,970.93                     8,217.61
03/04                10,063.07                     9,374.46
09/04                 9,995.99                     9,357.64
03/05                10,684.20                    10,001.76
09/05                10,980.98                    10,504.08

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE      FIVE    SINCE
                   YEAR     YEAR  INCEPTION
                   ----     ----  ---------
GE Value Equity    9.85%   -0.13%   1.57%
S&P 500 Index     12.25%   -1.49%   0.82%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                     GE Value Equity
                          Fund                     S&P 500 Index
------------------------------------------------------------------
01/05/98            $10,000.00                   $10,000.00
03/98                11,240.00                    11,396.13
09/98                10,380.00                    10,609.12
03/99                12,999.59                    13,508.76
09/99                13,270.42                    13,559.15
03/00                15,036.65                    15,963.22
09/00                14,804.80                    15,354.87
03/01                13,688.44                    12,474.86
09/01                12,481.33                    11,261.50
03/02                13,921.82                    12,500.50
09/02                10,355.75                     8,954.02
03/03                10,717.39                     9,405.63
09/03                12,390.12                    11,142.38
03/04                13,984.89                    12,710.97
09/04                13,912.55                    12,688.16
03/05                14,928.65                    13,561.54
09/05                15,430.03                    14,242.64

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE      FIVE    SINCE
                   YEAR     YEAR  INCEPTION
                   ----     ----  ---------
GE Value Equity   10.91%    0.83%   5.77%
S&P 500 Index     12.25%   -1.49%   4.67%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE VALUE EQUITY FUND
Schedule of Investments

                                                              September 30, 2005

GE VALUE EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $55,941
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

GE Value Equity Fund

[Pie chart omitted -- plot points are as follows:]

Financials                                                 17.0%
Healthcare                                                 13.1%
Information Technology                                     12.8%
Energy                                                     11.3%
Industrials                                                10.7%
Consumer Staples                                           10.1%
Consumer Discretionary                                      8.9%
Materials                                                   5.8%
Utilities                                                   4.7%
Telecommunication Services                                  3.3%
Short Term Investments                                      2.3%




                                     NUMBER
                                  OF SHARES         VALUE

COMMON STOCK -- 94.9%
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 9.0%

Cablevision Systems Corp.
   (Class A)                          7,670       $     235,239(a)
Comcast Corp. (Class A)              14,371             413,597(a)
Koninklijke Philips
   Electronics N.V. ADR              12,098             322,775
Liberty Global Inc. (Series C)        5,652             145,539(a)
Liberty Global, Inc. (Series A)       4,844             131,176(a)
Liberty Media Corp. (Series A)        6,457              51,979(a)
Lowe's Companies, Inc.                7,912             509,533
News Corp. (Class A)                 26,240             409,082
Omnicom Group, Inc.                   6,459             540,166
Ross Stores, Inc.                     7,266             172,204
Starwood Hotels & Resorts
   Worldwide Inc. (REIT)              6,217             355,426
Target Corp.                          8,074             419,283
Time Warner Inc.                     41,985             760,348
Viacom Inc. (Class B)                16,390             541,034
                                                      5,007,381

CONSUMER STAPLES -- 10.2%

Altria Group, Inc.                    1,256              92,580
Anheuser-Busch
   Companies, Inc.                    6,459             277,995
Clorox Co.                           15,986             887,862
Colgate-Palmolive Co.                 2,422             127,857




                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

General Mills, Inc.                   4,441       $     214,056
Kellogg Co.                          11,869             547,517
Kimberly-Clark Corp.                 11,949             711,324
PepsiCo, Inc.                        18,893           1,071,422(h)
Procter & Gamble Co.                 11,061             657,687
Sara Lee Corp.                       15,340             290,693
The Coca-Cola Co.                    10,738             463,774
Wal-Mart Stores, Inc.                 7,266             318,396(h)
                                                      5,661,163

ENERGY -- 11.3%

Amerada Hess Corp.                    1,696             233,200
Burlington Resources, Inc.           11,707             952,013
ConocoPhillips                        9,446             660,370
EnCana Corp.                         12,111             706,192
Exxon Mobil Corp.                    39,562           2,513,770
Halliburton Co.                       2,988             204,738
Occidental Petroleum Corp.            5,733             489,770
Schlumberger Ltd.                     6,459             545,010
                                                      6,305,063

FINANCIALS -- 16.4%

AFLAC Incorporated                    2,019              91,461
Allstate Corp.                       14,533             803,530
American International
   Group, Inc.                        8,074             500,265(h)
Bank of America Corp.                25,594           1,077,507
BlackRock Inc. (Class A)              4,195             371,761
Chubb Corp.                           6,055             542,225
Citigroup, Inc.                      23,414           1,065,805
Federal Home Loan
   Mortgage Corp.                     4,662             263,217
Federal National
   Mortgage Assoc.                    4,842             217,018
JPMorgan Chase & Co.                  6,055             205,446
MBNA Corp.                           14,533             358,093
Mellon Financial Corp.               15,744             503,336
Merrill Lynch & Company, Inc.         8,074             495,340
Morgan Stanley                       14,129             762,118
Principal Financial Group             4,844             229,460
Prudential Financial, Inc.            5,490             370,904
State Street Corp.                   12,191             596,384(e)
SunTrust Banks, Inc.                  4,037             280,370
US Bancorp                            4,440             124,675
Wells Fargo & Co.                     4,844             283,713
                                                      9,142,628

HEALTHCARE -- 13.1%

Abbott Laboratories                  25,675           1,088,620(h)
Aetna, Inc.                           6,540             563,356
Bristol-Myers Squibb Co.             14,533             349,664
Eli Lilly & Co.                       6,297             337,015




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE VALUE EQUITY FUND
Schedule of Investments

                                                              September 30, 2005




                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

GlaxoSmithKline PLC ADR              13,359       $     685,050
Guidant Corp.                           811              55,870
HCA Inc.                              6,621             317,278
Johnson & Johnson                     8,478             536,488
Medco Health Solutions, Inc.          6,864             376,353(a)
Novartis AG ADR                       4,199             214,149
Pfizer Inc.                          61,361           1,532,184
UnitedHealth Group
   Incorporated                      12,195             685,359
Wyeth                                12,111             560,376
                                                      7,301,762

INDUSTRIALS -- 8.2%

Burlington Northern
   Santa Fe Corp.                     6,459             386,248
Deere & Co.                          10,819             662,123
Eaton Corp.                           9,367             595,273
General Dynamics Corp.                3,535             422,609
Honeywell International Inc.          3,229             121,088
ITT Industries, Inc.                  2,018             229,245
Northrop Grumman Corp.               11,707             636,275
Rockwell Collins, Inc.                2,584             124,859
Textron Inc.                          2,422             173,706
3M Co.                                2,018             148,041
Tyco International Ltd.              19,377             539,649
Union Pacific Corp.                   1,211              86,829
United Technologies Corp.             8,881             460,391
                                                      4,586,336

INFORMATION TECHNOLOGY -- 12.9%

Analog Devices, Inc.                 16,309             605,716
Applied Materials, Inc.              13,322             225,941
Cisco Systems, Inc.                  37,947             680,390(a)
EMC Corporation                       7,266              94,022(a)
First Data Corp.                     18,166             726,640
Hewlett-Packard Co.                   9,713             283,620
Intel Corp.                          24,221             597,048
International Business
   Machines Corp.                    10,092             809,580
Microsoft Corp.                      59,746           1,537,265
Novell, Inc.                         16,148             120,303(a,j)
Oracle Corp.                         73,483             910,454(a)
Sun Microsystems, Inc.               46,021             180,402(a)
Symantec Corp.                       10,496             237,839(a)
Xerox Corp.                          12,919             176,344(a)
                                                      7,185,564

MATERIALS -- 5.8%

Air Products & Chemicals, Inc.        4,602             253,754
Alcan Inc.                            3,230             102,488
Alcoa, Inc.                           6,459             157,729







                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------
Barrick Gold Corp.                   10,334       $     300,203
Dow Chemical Co.                      7,670             319,609
Freeport-McMoRan Copper &
   Gold Inc. (Class B)               14,533             706,158
Monsanto Co.                          3,496             219,374
Newmont Mining Corp.                  6,459             304,671
Praxair, Inc.                         8,478             406,351
Rohm & Haas Co.                       3,068             126,187
Weyerhaeuser Co.                      5,006             344,163
                                                      3,240,687

TELECOMMUNICATION SERVICES -- 3.3%

Alltel Corp.                          9,366             609,820
Sprint Corporation                   19,135             455,030
Verizon Communications Inc.           9,689             316,733(h)
Vodafone Group PLC ADR               17,762             461,279
                                                      1,842,862

UTILITIES -- 4.7%

American Electric Power
   Company, Inc.                      9,526             378,182
Constellation Energy
   Group, Inc.                        9,931             611,750
Dominion Resources, Inc.              8,074             695,494
Entergy Corp.                         6,136             456,028
PG&E Corp.                           12,272             481,676
                                                      2,623,130

TOTAL COMMON STOCK
   (COST $46,080,119)                                52,896,576



---------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.2%
---------------------------------------------------------------


Financial Select Sector
   SPDR Fund                         11,903             351,377
Industrial Select Sector
   SPDR Fund                         47,160           1,422,346

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,579,330)                                  1,773,723


TOTAL INVESTMENTS IN SECURITIES
   (COST $47,659,449)                                54,670,299



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE VALUE EQUITY FUND
Schedule of Investments

                                                              September 30, 2005




                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.3%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 2.2%

GEI Short Term Investment Fund
   3.83%                          1,213,783         $ 1,213,783(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 0.1%

State Street Navigator Securities
   Lending Prime Portfolio
   3.82%                             56,800              56,800(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,270,583)                                  1,270,583


TOTAL INVESTMENTS
   (COST $48,930,032)                                55,940,882


LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (0.4)%                                    (214,631)
                                                    -----------

NET ASSETS -- 100.0%                                $55,726,251
                                                    ===========



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Value Equity Fund had the following long futures contracts open at September 30, 2005:

                                NUMBER     CURRENT
                  EXPIRATION      OF      NOTIONAL    UNREALIZED
DESCRIPTION          DATE      CONTRACTS    VALUE    APPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
  Futures        December 2005     2      $617,150      $9,200




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Small-Cap Value Equity Fund

Q & A

GE SMALL-CAP VALUE EQUITY FUND IS MANAGED BY JACK FEILER, JEFFREY SCHWARTZ AND DENNISON VERU, MEMBERS OF THE PALISADE CAPITAL MANAGEMENT, LLC ("PALISADE") INVESTMENT POLICY COMMITTEE. PRIOR TO 2005, THE FUND WAS MANAGED BY THE ENTIRE INVESTMENT POLICY COMMITTEE.

PALISADE HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUND PORTFOLIOS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP VALUE EQUITY FUND SINCE ITS INCEPTION. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.


Q. HOW DID THE GE SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Small-Cap Value Equity Fund returned 20.87% for Class A shares, 20.04% for Class B shares, 20.02% for Class C shares, and 21.22% for Class Y shares. The Russell 2000 Index, the Fund's benchmark, returned 17.90% and the Fund's Lipper peer group of 604 Small-Cap Core Funds returned an average of 18.86% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The terrorist attacks in London and hurricanes in the Gulf Coast hampered small-cap equity market returns but not enough to send them into negative territory. The shift in investor sentiment hit some sectors of the market fairly hard. Retailing, cyclical industries, and some industrials wilted, as the economic horizon appeared less rosy. Energy related issues continued to garner investor focus as the most recent storms exacerbated an already tight supply/demand situation. Despite these events, the resilience of the economy continued. The industrial and homestead reconstruction of New Orleans and the Gulf Coast resonated promise through the economy.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. Strong stock selection combined with disciplined buying and selling is imperative to Fund performance. We sought high-quality companies that can finance internal growth to grow earnings. The valuation metrics on which we focused included predictable earnings, recurring revenues, high and increasing return on equity, high and increasing return on invested capital, and the generation of significant free cash flow.

Q.  WHICH PARTICULAR STOCKS/SECTORS SIGNIFICANTLY CONTRIBUTED TO FUND
    PERFORMANCE?

A. The sectors that contributed significantly to the Fund's performance include: Information Technology (400 bps), Energy (74 bps), and Industrials (76 bps). We have found many compelling and reasonably valued stocks in the Industrials sector. We redistributed the Fund's Information Technology holdings to include more software and productivity-enhancement stocks, as we believed these investments offered better value in the Information Technology sector.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK OVER THE LAST
    TWELVE MONTHS?

A. The Fund outpaced its benchmark primarily due to strong stock selection. For the twelve-month period, holdings in the Information Technology, Energy, and Industrials sectors provided strong results and were the primary contributors to return. Companies with stable growth and solid financial characteristics continued to provide strong returns.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant changes in sector allocation include reductions in the Consumer Discretionary and Financials sectors and increases in the Energy and Health Care sectors.

GE Small-Cap Value Equity Fund

Q & A

    Investors' fears of inflation and diminished consumer resilience increased selling pressure on the Consumer Discretionary and Financials sectors. Despite the surge in prices of Energy stocks, the forward Price/Earnings and Price/Cash Flow ratios remained below historic levels.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Among the top contributors to return over the last 12 months were: Itron Inc. (+144 bps), Chesapeake Energy (+143 bps), Oil States International (+127 bps), Micros Systems (+110 bps), and DRS Technologies (+96 bps).
    The common theme remains: profitability, free cash flow and good valuations. Among the detractors were Noven Pharmaceuticals (-56 bps), W Holding (-54 bps), Fleetwood Enterprises (-52 bps), Immunicon (-44 bps) and Finish Line (-44 bps). The Fund's holdings in Fleetwood Enterprises were sold during the period.

Q.  WHICH INVESTMENTS STAND OUT?

A. Over the past twelve months, holdings in all sectors, except Materials, provided positive results. Among the prime contributors to return, Energy holdings gained 97.0%, Information Technology stocks rose 38.4%, and Industrial companies advanced 26.9%.

GE Small-Cap Value Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,089.52                             6.36

     Class B                         1,000.00                           1,084.98                            10.26

     Class C                         1,000.00                           1,085.23                            10.26

     Class Y                         1,000.00                           1,090.72                             5.06

---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,018.80                             6.15

     Class B                         1,000.00                           1,015.10                             9.93

     Class C                         1,000.00                           1,015.09                             9.93

     Class Y                         1,000.00                           1,020.03                             4.89
---------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.22% FOR CLASS A, 1.97% FOR CLASS B, 1.97% FOR CLASS C, AND 0.97% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 8.95% FOR CLASS A SHARES, 8.50% FOR CLASS B SHARES, 8.52% FOR
   CLASS C SHARES, AND 9.07% FOR CLASS Y SHARES.

GE Small-Cap Value Equity Fund


-------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
-------------------------------------------
The Cooper Companies, Inc.           2.50%
-------------------------------------------
Centene Corp.                         2.31%
-------------------------------------------
Genesee & Wyoming Inc. (Class A)      2.21%
-------------------------------------------
Oil States International, Inc.        2.13%
-------------------------------------------
DRS Technologies, Inc.                2.11%
-------------------------------------------
Manitowoc Co.                         2.07%
-------------------------------------------
Oshkosh Truck Corp.                   1.97%
-------------------------------------------
Chesapeake Energy Corp.               1.96%
-------------------------------------------
Parametric Technology Corp.           1.70%
-------------------------------------------
Federal Realty Investment
Trust (REIT)                          1.69%
-------------------------------------------



INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies T under normal market conditions. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Small Cap Core Peer Group
Based on average annual total returns for the periods ended 9/30/05

                              ONE         FIVE
                             YEAR         YEAR
                             ----         ----
Number of Funds in
peer group:                   604          341
-----------------------------------------------
Peer group average
annual total return:       18.86%        8.44%
-----------------------------------------------
Lipper categories
in peer group: Small-Cap Core Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[Line chart omitted -- plot points are as follows:]


                                                   GE Small-Cap
                      GE Small-Cap              Value Equity Fund               Russell 2000
                    Value Equity Fund                 w/load                        Index
--------------------------------------------------------------------------------------------
09/30/98            $10,000.00                   $ 9,425.00                   $10,000.00
03/99                10,437.88                     9,837.70                    10,994.64
09/99                12,227.80                    11,524.71                    11,898.08
03/00                15,936.76                    15,020.40                    15,090.96
09/00                15,626.53                    14,728.01                    14,699.33
03/01                15,813.30                    14,904.04                    12,797.04
09/01                16,361.05                    15,420.29                    11,591.04
03/02                19,269.55                    18,161.55                    14,603.73
09/02                15,882.86                    14,969.60                    10,524.54
03/03                14,624.95                    13,784.02                    10,673.24
09/03                17,514.00                    16,506.94                    14,371.94
03/04                21,218.62                    19,998.55                    17,486.04
09/04                20,555.10                    19,373.19                    17,069.51
03/05                22,803.41                    21,492.21                    18,432.54
09/05                24,844.80                    23,416.22                    20,124.55

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                       ONE       FIVE      SINCE
                       YEAR      YEAR    INCEPTION
                       ----      ----    ---------
GE Small-Cap
  Value Equity        20.87%     9.72%     13.88%
GE Small-Cap
  Value Equity
  W/LOAD              13.92%     8.43%     12.91%
  MAXIMUM LOAD
  OF 5.75%
Russell 2000 Index    17.90%     6.48%     10.51%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]


                      GE Small-Cap                 Russell 2000
                    Value Equity Fund                  Index
---------------------------------------------------------------
09/30/98            $10,000.00                   $10,000.00
03/99                10,400.07                    10,994.64
09/99                12,136.76                    11,898.08
03/00                15,752.90                    15,090.96
09/00                15,385.48                    14,699.33
03/01                15,525.14                    12,797.04
09/01                15,989.46                    11,591.04
03/02                18,774.82                    14,603.73
09/02                15,417.74                    10,524.54
03/03                14,146.74                    10,673.24
09/03                16,882.15                    14,371.94
03/04                20,363.57                    17,486.04
09/04                19,645.18                    17,069.51
03/05                21,793.96                    18,432.54
09/05                23,744.98                    20,124.55

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                           ONE     FIVE      SINCE
                          YEAR     YEAR    INCEPTION
                          ----     ----    ---------
GE Small-Cap
  Value Equity           20.04%    8.92%    13.14%
Russell 2000 Index       17.90%    6.48%    10.51%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                      GE Small-Cap                 Russell 2000
                    Value Equity Fund                  Index
---------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                12,979.49                    12,683.52
09/00                12,676.77                    12,354.36
03/01                12,791.83                    10,755.54
09/01                13,174.41                     9,741.94
03/02                15,468.70                    12,274.02
09/02                12,696.65                     8,845.58
03/03                11,647.15                     8,970.55
09/03                13,905.86                    12,079.21
03/04                16,780.57                    14,696.52
09/04                16,187.38                    14,346.44
03/05                17,901.84                    15,492.02
09/05                19,427.64                    16,914.11

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                         ONE       FIVE    SINCE
                        YEAR       YEAR   INCEPTION
                        ----       ----   ---------
GE Small-Cap
  Value Equity         20.02%     8.91%    11.70%
Russell 2000 Index     17.90%     6.48%     9.15%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                      GE Small-Cap                 Russell 2000
                    Value Equity Fund                  Index
----------------------------------------------------------------
09/30/98            $10,000.00                   $10,000.00
03/99                10,442.17                    10,994.64
09/99                12,252.95                    11,898.08
03/00                15,984.18                    15,090.96
09/00                15,696.90                    14,699.33
03/01                15,918.92                    12,797.04
09/01                16,478.53                    11,591.04
03/02                19,437.13                    14,603.73
09/02                16,031.47                    10,524.54
03/03                14,785.51                    10,673.24
09/03                17,734.30                    14,371.94
03/04                21,513.74                    17,486.04
09/04                20,863.07                    17,069.51
03/05                23,186.16                    18,432.54
09/05                25,289.68                    20,124.55

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                       ONE       FIVE     SINCE
                      YEAR       YEAR    INCEPTION
                      ----       ----    ---------
GE Small-Cap
  Value Equity        21.22%    10.01%    14.17%
Russell 2000 Index    17.90%     6.48%    10.51%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE SMALL-CAP VALUE EQUITY FUND
Schedule of Investments

                                                              September 30, 2005

GE SMALL-CAP VALUE EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $116,645
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

[Pie chart omitted -- plot points are as follows:]

Industrials                                                17.7%
Short-Term                                                 16.5%
Financials                                                 15.9%
Healthcare                                                 13.8%
Information Technology                                     13.6%
Consumer Discretionary                                     12.0%
Energy                                                      6.7%
Materials                                                   2.2%
Consumer Staples                                            1.2%
Utilities                                                   0.4%


                                     NUMBER
                                  OF SHARES         VALUE

COMMON STOCK -- 96.9%
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 13.9%

American Eagle Outfitters            51,400      $   1,209,442
Arbitron, Inc.                       17,000            677,280
Brinker International, Inc.          15,300            574,668(a)
Finish Line (Class A)                67,500            984,825
Interactive Data Corp.               64,800          1,467,720
Linens 'n Things, Inc.               23,300            622,110(a)
Marvel Entertainment Inc.            53,300            952,471(a,j)
Meritage Homes Corp.                 20,200          1,548,532(a)
RARE Hospitality
   International, Inc.               17,500            449,750(a)
Standard-Pacific Corp.               47,000          1,950,970
The Talbots, Inc.                    30,000            897,600(j)
The Warnaco Group, Inc.              25,400            556,514(a)
Timberland Co. (Class A)             40,200          1,357,956(a)
Triarc Companies, Inc. (Class B)     48,700            743,649(j)
                                                    13,993,487

CONSUMER STAPLES -- 1.4%

Smithfield Foods, Inc.               47,200          1,400,896(a)

ENERGY -- 7.8%

Chesapeake Energy Corp.              59,800          2,287,350
Hydril Company                       17,900          1,228,656(a)
Oil States International, Inc.       68,300          2,479,973(a)
St. Mary Land &
   Exploration Co.                   51,000          1,866,600(j)
                                                     7,862,579




                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 18.5%

BioMed Realty Trust, Inc. (REIT)     61,100      $    1,515,280
Cullen/Frost Bankers, Inc.           25,500           1,258,170
Federal Realty Investment
   Trust (REIT)                      32,400           1,974,132
HCC Insurance Holdings, Inc.         56,900           1,623,357
Hilb Rogal & Hobbs Co.               37,100           1,384,572(j)
Jones Lang LaSalle Inc.              28,600           1,317,316
Omega Healthcare
   Investors, Inc. (REIT)            77,300           1,076,016
Platinum Underwriters
   Holdings Ltd.                     20,000             597,800
Raymond James Financial, Inc.        43,050           1,382,766
Sandy Spring Bancorp, Inc.           18,600             626,820(j)
Sizeler Property
   Investors Inc. (REIT)             42,800             519,592
Sky Financial Group, Inc.            25,300             711,183(j)
Sterling Bancorp                     25,960             584,360(j)
The Mills Corp. (REIT)                9,300             512,244
W Holding Company, Inc.             109,195           1,043,904(j)
Webster Financial Corp.              27,400           1,231,904
Westamerica Bancorporation           23,700           1,224,105
                                                     18,583,521

HEALTHCARE -- 16.0%

Centene Corp.                       107,800           2,698,234(a)
Computer Programs and
   Systems, Inc.                     46,300           1,599,202
Intermagnetics General Corp.         55,950           1,563,243(a)
KV Pharmaceutical Co.
   (Class A)                         55,500             986,235(a,j)
LifePoint Hospitals, Inc.            24,500           1,071,385(a)
Medical Action Industries Inc.       37,800             648,648(a)
Molina Healthcare, Inc.              26,000             649,740(a)
Noven Pharmaceuticals Inc.           86,300           1,208,200(a)
The Cooper Companies, Inc.           38,000           2,911,180(j)
Thoratec Corp.                       73,500           1,305,360(a,j)
Varian, Inc.                         41,000           1,407,120(a)
                                                     16,048,547

INDUSTRIALS -- 20.5%

ADESA, Inc.                          69,800           1,542,580
Comfort Systems USA, Inc.            52,200             459,882(a)
DRS Technologies, Inc.               49,900           2,463,064
EDO Corp.                            19,600             588,588
Genesee & Wyoming Inc.
   (Class A)                         81,187           2,573,628(a)
Harsco Corp.                         11,700             767,169
Manitowoc Co.                        48,100           2,417,025
Mine Safety Appliances Co.           23,400             905,580(j)
Mueller Industries, Inc.             34,700             963,619
Oshkosh Truck Corp.                  53,200           2,296,112
Quanta Services, Inc.                66,300             845,988(a,j)
RailAmerica, Inc.                    29,200             347,480(a)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE SMALL-CAP VALUE EQUITY FUND
Schedule of Investments

                                                              September 30, 2005



                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------


School Specialty Inc.                13,300      $      648,774(a)
Teledyne Technologies Inc.           40,300           1,389,141(a)
TeleTech Holdings Inc.              101,700           1,019,034(a,j)
Woodward Governor Co.                16,800           1,428,840
                                                     20,656,504

INFORMATION TECHNOLOGY -- 15.8%

Blackbaud, Inc.                      27,700             392,509
Digital Insight Corp.                43,800           1,141,428(a)
Intergraph Corp.                     37,900           1,694,509(a)
Itron, Inc.                          20,500             936,030(a,j)
Manhattan Associates, Inc.           33,100             767,920(a)
Micros Systems, Inc.                 39,600           1,732,500(a)
Mobility Electronics, Inc.          100,700           1,073,462(a,j)
MoneyGram International, Inc.        83,100           1,804,101
Parametric Technology Corp.         284,800           1,985,056(a)
Photon Dynamics, Inc.                39,100             748,765(a,j)
Plantronics, Inc.                    19,100             588,471
Semitool, Inc.                       12,600             100,170(a)
Semtech Corp.                        37,200             612,684(a)
The BISYS Group, Inc.                43,200             580,176(a)
Websense, Inc.                       32,900           1,684,809(a)
                                                     15,842,590

MATERIALS -- 2.5%

Commercial Metals Co.                47,700           1,609,398
Packaging Corporation
   of America                        46,400             900,624
                                                      2,510,022

UTILITIES -- 0.5%

IDACORP, Inc.                        17,000             512,210

TOTAL COMMON STOCK
   (COST $74,445,870)                                97,410,356



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 19.1%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 3.1%

GEI Short Term Investment Fund
   3.83%                          3,128,441           3,128,441(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 16.0%

State Street Navigator Securities
   Lending Prime Portfolio
   3.82%                         16,106,628          16,106,628(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $19,235,069)                                19,235,069



                                                    VALUE

TOTAL INVESTMENTS
   (COST $93,686,169)                              $116,645,425


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (16.0)%                                   (16,068,254)
                                                   ------------


NET ASSETS -- 100.0%                               $100,577,171
                                                   ============



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Small-Cap Value Equity Fund had the following written option contracts open at September 30, 2005:

                        EXPIRATION DATE/    NUMBER OF
CALL OPTIONS              STRIKE PRICE      CONTRACTS     VALUE
--------------------------------------------------------------------------------

DRS Technologies, Inc.
  (Written Option
  Premium $32,569)       Dec-05 / $55.00       265      $(17,225)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Global Equity Fund

Q & A

THE GE GLOBAL EQUITY FUND IS CO-MANAGED BY ROBERT A. JASMINSKI AND DAIZO MOTOYOSHI. MESSRS. JASMINSKI AND MOTOYOSHI EACH INDEPENDENTLY MANAGE APPROXIMATELY ONE-HALF OF THE PORTFOLIO; HOWEVER, THEY OPERATE AS A COLLABORATIVE TEAM AND INFORM EACH OTHER OF TRADES. MR. MOTOYOSHI HAS OVERSIGHT AUTHORITY OVER MR. JASMINSKI'S PORTION OF THE PORTFOLIO. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.


Q. HOW DID THE GE GLOBAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A.  For the twelve-month period ended September 30, 2005, the GE Global
    Equity Fund returned 16.67% for Class A shares, 15.81% for
    Class B shares, 15.76% for Class C shares, and 16.98% for Class Y shares. The MSCI World Index, the Fund's benchmark, returned 18.93% and the Fund's Lipper peer group of 63 Global Large-Cap Core Funds returned an average of 18.80% for the same period.

Q. WHY DID THE FUND UNDER-PERFORM ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED 30 SEPTEMBER 2005?

A. The portfolio was negatively impacted by stock selection in the United States and Canada. There was also a negative contribution on a sector basis from stock selection in healthcare and energy. However, the positive contributions from stock selection in materials and telecommunication services offset a portion of the above-mentioned negative impacts to the portfolio.

Q.  WHICH STOCKS HAVE PERFORMED WELL?

A. A few of the top performing stocks held in the fund include CVRD (Brazil), BHP Billiton (U.K.), and Schlumberger (U.S.). CVRD is one of the largest miners and suppliers of iron ore in the world. BHP Billiton, a diversified resources company, has benefited from increased demand from China for raw materials like iron ore. Schlumberger, a leader in the oil services industry, provides services and equipment to the oil industry enabling the oil companies to more efficiently extract the natural resource from beneath the earth's surface.

Q.  WHICH STOCKS HAVE NOT PERFORMED WELL?

A. A few stocks that have not performed well over the past twelve months were based in the United States and Canada including First Data, Angiotech, and Pfizer. First Data's stock price has weakened on concerns that the Gulf area hurricanes will have a negative impact on its Western Union operations. Angiotech, a Canadian company, produces a drug, which is applied to stents, which are used to open clogged arteries. The drug helps prevent scarring to the artery walls when the stent is inserted into the artery. Angiotech's main customer, Boston Scientific, has had trouble defending their share of the stent market due to some safety concerns regarding their stent. Pfizer also underperformed the market due to concerns that a generic competitor may enter the market earlier than anticipated by successfully challenging Pfizer's legal patents on the drug.


[PHOTO OMITTED]

PICTURED TO THE RIGHT:
DAIZO MOTOYOSHI

GE Global Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2005 - SEPTEMBER 30, 2005

-----------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-----------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,067.44                             7.71

     Class B                         1,000.00                           1,063.56                            11.51

     Class C                         1,000.00                           1,063.11                            11.50

     Class Y                         1,000.00                           1,069.30                             6.45

-----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-----------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,017.30                             7.68

     Class B                         1,000.00                           1,013.59                            11.46

     Class C                         1,000.00                           1,013.60                            11.45

     Class Y                         1,000.00                           1,018.54                             6.42
-----------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.52% FOR CLASS A, 2.27% FOR CLASS B, 2.27% FOR CLASS C, AND 1.27% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 6.74% FOR CLASS A SHARES, 6.36% FOR CLASS B SHARES, 6.31% FOR CLASS C SHARES, AND 6.93% FOR CLASS Y SHARES.

GE Global Equity Fund


--------------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
--------------------------------------------------
Schlumberger Ltd.                         2.68%
--------------------------------------------------
BHP Billiton PLC                          2.07%
--------------------------------------------------
Microsoft Corp.                           1.96%
--------------------------------------------------
Sandvik AB                                1.89%
--------------------------------------------------
Monsanto Co.                              1.74%
--------------------------------------------------
Toyota Motor Corp.                        1.70%
--------------------------------------------------
Nomura Holdings, Inc.                     1.66%
--------------------------------------------------
Nokia OYJ                                 1.65%
--------------------------------------------------
Koninklijke Philips Electronics N.V.      1.58%
--------------------------------------------------
Total S.A.                                1.55%
--------------------------------------------------



 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests in companies in developed and developing countries, including the United States.

LIPPER PERFORMANCE
COMPARISON
Global Funds Peer Group
Based on average annual total returns for the periods ended 9/30/05

                          ONE       FIVE          TEN
                          YEAR      YEAR          YEAR
                          ----      ----          ----
Number of
Funds in
peer group:                 63         41           18
---------------------------------------------------------
Peer group
average annual
total return:           18.80%     -1.61%         7.25%
---------------------------------------------------------
Lipper categories
in peer group: Global Large-Cap Core Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[Line chart omitted -- plot points are as follows:]



                                                     GE Global
                       GE Global                    Equity Fund
                       Equity Fund                    w/load                  MSCI World Index
-----------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,425.00                   $10,000.00
09/96                11,143.58                    10,502.83                    11,367.10
09/97                13,240.28                    12,478.96                    14,107.85
09/98                11,802.84                    11,124.18                    14,127.02
09/99                16,157.50                    15,228.44                    18,290.78
09/00                18,492.04                    17,428.74                    19,783.30
09/01                13,556.98                    12,777.45                    14,203.61
09/02                10,995.73                    10,363.47                    11,479.14
09/03                13,256.31                    12,494.07                    14,394.40
09/04                14,983.26                    14,121.73                    16,855.30
09/05                17,481.34                    16,476.16                    20,045.31

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                       ONE        FIVE     TEN
                      YEAR        YEAR     YEAR
                      ----        ----     ----
GE Global Equity     16.67%      -1.12%    5.74%
GE Global Equity
  W/LOAD              9.96%      -2.28%    5.12%
  MAXIMUM LOAD
  OF 5.75%
MSCI World Index     18.93%      0.26%     7.20%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                       GE Global
                       Equity Fund               MSCI World Index
------------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                11,060.75                    11,367.10
09/97                13,042.55                    14,107.85
09/98                11,550.36                    14,127.02
09/99                15,691.53                    18,290.78
09/00                17,931.15                    19,783.30
09/01                13,145.77                    14,203.61
09/02                10,662.21                    11,479.14
09/03                12,854.23                    14,394.40
09/04                14,528.80                    16,855.30
09/05                16,951.11                    20,045.31

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        ONE       FIVE       TEN
                       YEAR       YEAR      YEAR
                       ----       ----      -----
GE Global Equity      15.81%     -1.84%     5.27%
MSCI World Index      18.93%      0.26%     7.20%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                       GE Global
                       Equity Fund               MSCI World Index
------------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                12,562.24                    11,806.73
09/00                11,356.44                    10,816.00
03/01                 9,606.41                     8,842.64
09/01                 8,259.17                     7,765.45
03/02                 9,021.63                     8,461.30
09/02                 6,648.92                     6,275.92
03/03                 6,718.23                     6,413.90
09/03                 8,019.22                     7,869.76
03/04                 9,256.23                     9,227.84
09/04                 9,000.30                     9,215.19
03/05                 9,800.09                    10,202.04
09/05                10,418.59                    10,959.25

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                       ONE        FIVE     SINCE
                       YEAR       YEAR    INCEPTION
                       ----       ----    ---------
GE Global Equity      15.76%     -1.71%     0.69%
MSCI World Index      18.93%      0.26%     1.54%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                       GE Global
                       Equity Fund               MSCI World Index
------------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                11,171.22                    11,367.10
09/97                13,309.28                    14,107.85
09/98                11,899.38                    14,127.02
09/99                16,325.45                    18,290.78
09/00                18,733.11                    19,783.30
09/01                13,768.32                    14,203.61
09/02                11,200.55                    11,479.14
09/03                13,538.05                    14,394.40
09/04                15,339.74                    16,855.30
09/05                17,944.92                    20,045.31

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                       ONE        FIVE      TEN
                       YEAR       YEAR      YEAR
                       ----       ----      -----
GE Global Equity      16.98%     -0.86%     6.02%
MSCI World Index      18.93%      0.26%     7.20%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 GE GLOBAL EQUITY FUND
Schedule of Investments

                                                              September 30, 2005

GE GLOBAL EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $58,778
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

GE Global Equity Fund

[Pie chart omitted -- plot points are as follows:]

United States                                              48.7%
Continental Europe                                         19.6%
United Kingdom                                             11.2%
Japan                                                      10.2%
Latin America                                               3.5%
Emerging Asia                                               3.0%
Canada                                                      2.0%
Pacific Rim                                                 1.8%




                                     NUMBER
                                  OF SHARES           VALUE

COMMON STOCK -- 96.5%
--------------------------------------------------------------------------------


BRAZIL -- 3.4%

Cia Vale do Rio Doce ADR             19,871       $     773,181
Empresa Brasileira de
   Aeronautica S.A. ADR              11,182             431,625
Petroleo Brasileiro S.A. ADR          8,637             550,609
                                                      1,755,415

CANADA -- 2.3%

Angiotech Pharmaceuticals, Inc.      27,157             380,741(a,j)
Nortel Networks Corp.               150,336             493,521(a,j)
Potash Corp of Saskatchewan           3,151             294,051
                                                      1,168,313

CHINA -- 0.8%

China Petroleum &
   Chemical Corp.                   574,000             262,666
Huaneng Power
   International, Inc.              170,000             126,003
                                                        388,669

FINLAND -- 1.9%

Nokia OYJ                            57,539             967,044

FRANCE -- 4.4%

BNP Paribas                           8,519             649,637(j)
Sanofi-Aventis                        5,055             419,001
Total S.A.                            3,326             910,669(j)
Veolia Environnement                  6,639             281,031(j)
                                                      2,260,338







                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------


GERMANY -- 3.7%

Allianz AG (Regd.)                    3,929       $     532,154
E.ON AG                               7,688             708,433
Linde AG                              1,990             147,074
Siemens AG (Regd.)                    6,393             494,065
                                                      1,881,726

HONG KONG -- 0.7%

Jardine Matheson
    Holdings Ltd.                    20,400             348,840

INDIA -- 1.0%

ICICI Bank Ltd. ADR                   5,996             169,387
Reliance Industries Ltd. GDR          9,017             324,792(b)
                                                        494,179

ITALY -- 3.9%

Banca Intesa S.p.A.                 121,178             566,496(j)
Ente Nazionale
    Idrocarburi S.p.A.               27,172             809,498(j)
UniCredito Italiano S.p.A.          113,552             642,080(j)
                                                      2,018,074

JAPAN -- 11.7%

Aiful Corp.                           4,350             364,995(j)
Bank of Yokohama Ltd.                23,998             183,150
Hoya Corp.                            4,800             159,661(j)
Hoya Corp.                           14,400             490,418(a)
Jupiter Telecommunications Co.          838             725,320(a)
Mitsubishi Estate Co. Ltd. (REIT)    13,000             178,701(j)
Mitsubishi UFJ Financial
    Group, Inc.                          22             289,218(j)
Nidec Corp.                           4,600             273,955(j)
Nidec Corp.                           4,600             270,708(a)
Nomura Holdings, Inc.                62,700             974,190(j)
SMC Corp.                             6,307             840,822(j)
Tokyu Corp.                          47,000             249,638
Toyota Motor Corp.                   21,800           1,000,176(j)
                                                      6,000,952

MALAYSIA -- 0.1%

Malaysia International
    Shipping Corp. BHD                9,267              45,733

MEXICO -- 0.6%

America Movil S.A. de C.V.
    ADR (Series L)                   12,266             322,841

NETHERLANDS -- 1.8%

Koninklijke Philips
    Electronics N.V.                 34,750             926,328




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE GLOBAL EQUITY FUND
Schedule of Investments

                                                              September 30, 2005




                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------



NORWAY -- 0.2%

Telenor ASA                          13,387       $     120,034

SINGAPORE -- 1.3%

CapitaLand Ltd.                     366,073             680,361

SOUTH KOREA -- 1.1%

Samsung Electronics Co. Ltd.          1,020             575,862

SPAIN -- 1.6%

Banco Santander Central
    Hispano S.A. (Regd.)             52,103             686,601(j)
Telefonica S.A.                       9,155             150,334
                                                        836,935

SWEDEN -- 2.1%

Sandvik AB                           22,284           1,111,382

SWITZERLAND -- 2.8%

Holcim Ltd. (Regd.)                   2,288             152,533
Nestle S.A. (Regd.)                   1,343             394,801
Roche Holding AG                      6,262             873,304
                                                      1,420,638

TAIWAN -- 0.5%

Taiwan Semiconductor
    Manufacturing Co. Ltd.          158,196             254,082

UNITED KINGDOM -- 12.8%

BG Group PLC                         47,332             450,495(h)
BHP Billiton PLC                     74,973           1,214,934
Brambles Industries PLC              78,576             484,098
Diageo PLC                           38,369             553,211
GlaxoSmithKline PLC                  33,595             857,023
Prudential PLC                       45,386             413,104
Reed Elsevier PLC                    45,942             426,293
Rio Tinto PLC (Regd.)                16,780             688,110
Smith & Nephew PLC                   74,932             630,996
Smiths Group PLC                     49,380             837,765
                                                      6,556,029

UNITED STATES -- 37.8%

Abbott Laboratories                  10,019             424,806
Aetna, Inc.                           1,813             156,172
Allstate Corp.                        4,547             251,404
Alltel Corp.                          7,119             463,518
Analog Devices, Inc.                 14,015             520,517
Bank of America Corp.                 9,326             392,625
Cisco Systems, Inc.                   6,905             123,807(a)
Colgate-Palmolive Co.                10,740             566,965







                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------


Comcast Corp. (Class A)              20,416       $     587,572(a)
Dominion Resources, Inc.              7,124             613,661
Eaton Corp.                           2,541             161,480
eBay, Inc.                            7,874             324,409(a)
FedEx Corp.                           4,078             355,316
First Data Corp.                     16,034             641,360
Goldman Sachs Group, Inc.             3,221             391,609
Guidant Corp.                         2,219             152,867
Halliburton Co.                       2,652             181,715
Intuit Inc.                           2,614             117,133(a)
Johnson & Johnson                    13,164             833,018
Kellogg Co.                           3,859             178,690
MBNA Corp.                           23,456             577,956
Medco Health Solutions, Inc.          5,583             306,116(a)
Mellon Financial Corp.               21,009             671,658
Microsoft Corp.                      44,692           1,149,925(h)
Monsanto Co.                         16,310           1,023,452
Nektar Therapeutics                   5,903             100,056(a)
Occidental Petroleum Corp.            3,871             330,699
Oracle Corp.                         41,102             509,254(a)
PepsiCo, Inc.                         7,884             447,102
Pfizer Inc.                          33,886             846,133
Praxair, Inc.                        15,361             736,253
QUALCOMM, Inc.                        2,880             128,880
Schlumberger Ltd.                    18,652           1,573,856
Starwood Hotels & Resorts
    Worldwide Inc.
    (Class B) (REIT)                  2,412             137,894
State Street Corp.                   15,576             761,978(e)
Target Corp.                          7,226             375,246
The St. Paul Travelers
    Companies, Inc.                   2,987             134,027
United Technologies Corp.            16,752             868,424
UnitedHealth Group
    Incorporated                      5,788             325,286
Viacom Inc. (Class B)                17,558             579,590
Yahoo! Inc.                          11,738             397,214(a)
                                                     19,419,643

TOTAL COMMON STOCK
   (COST $41,902,231)                                49,553,418



--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.7%
--------------------------------------------------------------------------------


Financial Select Sector
    SPDR Fund                         5,720             168,854
Industrial Select Sector
    SPDR Fund                        22,762             686,502

TOTAL EXCHANGE TRADED FUNDS
   (COST $757,671)                                      855,356


TOTAL INVESTMENTS IN SECURITIES
   (COST $42,659,902)                                50,408,774





See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE GLOBAL EQUITY FUND
Schedule of Investments

                                                              September 30, 2005




                                     NUMBER
                                  OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 16.3%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 1.8%

GEI Short Term Investment Fund
   3.83%                            946,995        $    946,995(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 14.5%

State Street Navigator Securities
   Lending Prime Portfolio
   3.82%                          7,422,118           7,422,118(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $8,369,113)                                  8,369,113


TOTAL INVESTMENTS
   (COST $51,029,015)                                58,777,887


LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (14.5)%                                 (7,458,719)
                                                    -----------


NET ASSETS -- 100.0%                                $51,319,168
                                                    ===========



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Global Equity Fund had the following long futures contracts open at September 30, 2005:

                             NUMBER    CURRENT
               EXPIRATION      OF     NOTIONAL    UNREALIZED
DESCRIPTION       DATE      CONTRACTS   VALUE    APPRECIATION
--------------------------------------------------------------------------------
DJ EURO Stoxx
  50 Index
  Futures    December 2005     4      $165,705    $ 3,811
FTSE 100
  Index
  Futures    December 2005     1        97,026      1,947
S&P 500
  Index
  Futures    December 2005     1       308,575     (1,887)
TOPIX Index
  Futures    December 2005     1       124,272     11,339
                                                  -------
                                                  $15,210
                                                  =======

The GE Global Equity Fund was invested in the following sectors at September 30, 2005:

                                           PERCENTAGE (BASED
SECTOR                                     ON MARKET VALUE)
--------------------------------------------------------------------------------

Financials                                      17.06%
Short-Term                                      14.24%
Information Technology                          12.03%
Industrials                                     11.17%
Healthcare                                      10.73%
Energy                                           9.18%
Consumer Discretionary                           8.65%
Materials                                        8.56%
Consumer Staples                                 3.64%
Utilities                                        2.94%
Telecommunication Services                       1.80%
                                               ------
                                               100.00%
                                               ======



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE International Equity Fund

Q & A

THE GE INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN, JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND JUDITH A. STUDER. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER IS LIMITED TO THE MANAGEMENT OF HIS OR HER PORTION OF THE FUND, THE SIZE OF WHICH PORTIONS MR. LAYMAN DETERMINES ON AN ANNUAL BASIS. THE PORTFOLIO MANAGERS DO NOT OPERATE INDEPENDENTLY OF EACH OTHER, RATHER, THE TEAM OPERATES COLLABORATIVELY, COMMUNICATING PURCHASES OR SALES OF SECURITIES ON BEHALF OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE International Equity Fund returned 25.32% for Class A shares, 24.39% for Class B shares, 24.37% for Class C shares, and 25.58% for Class Y shares. The MSCI EAFE Index, the Fund's benchmark, returned 25.79% and the Fund's Lipper peer group of 289 International Multi-Cap Core Funds returned an average of 25.56% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND PERFORMANCE?

A. The broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the global companies that are held within the Fund.

Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. The Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K.

Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. Soaring oil and gas prices pushed related stocks higher, especially those in emerging markets, such as Lukoil (Russia) and Petrobras (Brazil) in addition to stocks in related industries such as Stolt Offshore (Norway). A tight global supply/demand balance for major commodities also has had a big impact on prices and related stocks. Japanese financials rallied on greater prospects for reform.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD AND WHY?

A. MTFG (bank) and Nomura Holdings (brokerage) were added reflecting our increased optimism that the business environment in Japan is improving, that measures taken by the authorities to clean up balance sheets have been effective and that the saver will put more money into stocks. Chiyoda Corp (Japan) and Stolt Offshore (Norway) were added in response to huge investment taking place in oil and gas service equipment. Several European banks were sold either on valuation grounds (Svenska Handelsbanken - Sweden) or for qualitative reasons (Bank of Ireland) as were other stocks reflecting our growing concern about the UK consumer (Kingfisher - retail). Uncertain business prospects also led to the disposal of Aracruz (Brazil - paper) and Novartis (Switzerland - pharma).

[PHOTO OMITTED]

PICTURED TO THE LEFT:
RALPH R. LAYMAN

GE International Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

-----------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-----------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,103.62                             7.21

     Class B                         1,000.00                           1,099.63                            11.02

     Class C                         1,000.00                           1,099.19                            11.01

     Class Y                         1,000.00                           1,104.90                             5.94

-----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-----------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,017.83                             7.15

     Class B                         1,000.00                           1,014.12                            10.92

     Class C                         1,000.00                           1,014.13                            10.92

     Class Y                         1,000.00                           1,019.06                             5.89
-----------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.41% FOR CLASS A, 2.16% FOR CLASS B, 2.16% FOR CLASS C, AND 1.16% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 10.36% FOR CLASS A SHARES, 9.96% FOR CLASS B SHARES, 9.92% FOR CLASS C SHARES, AND 10.49% FOR CLASS Y SHARES.

GE International Equity Fund


----------------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
----------------------------------------------------
BHP Billiton PLC                            2.40%
----------------------------------------------------
Total S.A.                                  2.33%
----------------------------------------------------
GlaxoSmithKline PLC                         2.01%
----------------------------------------------------
Ente Nazionale Idrocarburi S.p.A.           1.99%
----------------------------------------------------
Cia Vale do Rio Doce ADR                    1.90%
----------------------------------------------------
Roche Holding AG                            1.82%
----------------------------------------------------
Nomura Holdings, Inc.                       1.70%
----------------------------------------------------
Nestle S.A. (Regd.)                         1.67%
----------------------------------------------------
Koninklijke Philips Electronics N.V.        1.59%
----------------------------------------------------
Nokia OYJ                                   1.50%
----------------------------------------------------



 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in companies in developed and developing countries outside the United States.

LIPPER PERFORMANCE
COMPARISON
International Funds Peer Group
Based on average annual total returns for the periods ended 9/30/05

                      ONE      FIVE          TEN
                     YEAR      YEAR          YEAR
                     ----      ----          ----
Number of
Funds in
peer group:          289       169            57
--------------------------------------------------
Peer group
average annual
total return:     25.56%     2.85%         6.91%
--------------------------------------------------
Lipper categories
in peer group: International Multi-Cap Core Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[Line chart omitted -- plot points are as follows:]


                                                 GE International
                    GE International                Equity Fund
                       Equity Fund                    w/load                   MSCI EAFE Index
------------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,425.00                   $10,000.00
09/96                11,153.68                    10,512.35                    10,861.37
09/97                13,249.68                    12,487.82                    12,183.42
09/98                12,096.29                    11,400.75                    11,167.43
09/99                15,178.15                    14,305.41                    14,624.19
09/00                16,772.29                    15,807.89                    15,089.23
09/01                11,515.16                    10,853.04                    10,760.09
09/02                 9,179.67                     8,651.84                     9,089.17
09/03                10,389.66                     9,792.25                    11,453.11
09/04                12,558.69                    11,836.57                    13,982.07
09/05                15,739.15                    14,834.15                    17,588.71

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        ONE        FIVE      TEN
                        YEAR       YEAR      YEAR
                        ----       ----      ----
GE International
  Equity               25.32%     -1.26%     4.64%
GE International
  Equity  W/LOAD       18.12%     -2.43%     4.02%
  MAXIMUM LOAD
  OF 5.75%
MSCI EAFE Index        25.79%      3.11%     5.81%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                    GE International
                       Equity Fund                MSCI EAFE Index
-------------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                11,078.01                    10,861.37
09/97                13,056.56                    12,183.42
09/98                11,830.65                    11,167.43
09/99                14,736.66                    14,624.19
09/00                16,231.17                    15,089.23
09/01                11,143.65                    10,760.09
09/02                 8,883.51                     9,089.17
09/03                10,054.46                    11,453.11
09/04                12,153.51                    13,982.07
09/05                15,231.36                    17,588.71

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                       ONE     FIVE     TEN
                      YEAR     YEAR    YEAR
                      ----     ----    ----
GE International
  Equity             24.39%   -2.05%   4.17%
MSCI EAFE Index      25.79%    3.11%   5.81%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                    GE International
                       Equity Fund                MSCI EAFE Index
-----------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                12,561.62                    11,686.13
09/00                10,967.54                    10,318.00
03/01                 9,063.05                     8,662.24
09/01                 7,473.51                     7,357.74
03/02                 8,001.13                     7,910.86
09/02                 5,910.69                     6,215.16
03/03                 5,505.87                     6,072.81
09/03                 6,656.55                     7,831.62
03/04                 7,992.81                     9,567.00
09/04                 7,992.81                     9,560.92
03/05                 9,043.79                    11,007.37
09/05                 9,940.80                    12,027.14

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                      ONE        FIVE    SINCE
                      YEAR       YEAR   INCEPTION
                      ----       ----   ---------
GE International
  Equity             24.37%     -1.95%    -0.10%
MSCI EAFE Index      25.79%      3.11%     3.12%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                    GE International
                       Equity Fund                MSCI EAFE Index
------------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                11,197.19                    10,861.37
09/97                13,342.54                    12,183.42
09/98                12,229.37                    11,167.43
09/99                15,374.83                    14,624.19
09/00                17,031.23                    15,089.23
09/01                11,714.25                    10,760.09
09/02                 9,364.99                     9,089.17
09/03                10,611.65                    11,453.11
09/04                12,863.29                    13,982.07
09/05                16,153.65                    17,588.71

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                      ONE        FIVE      TEN
                     YEAR        YEAR      YEAR
                     ----        ----      ----
GE International
  Equity             25.58%     -1.05%     4.91%
MSCI EAFE Index      25.79%      3.11%     5.81%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE INTERNATIONAL EQUITY FUND
Schedule of Investments

                                                              September 30, 2005

GE INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $124,394
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

GE International Equity Fund

[Pie chart omitted -- plot points are as follows:]

Continental Europe                                         35.7%
United States                                              20.4%
United Kingdom                                             16.9%
Japan                                                      14.8%
Emerging Asia                                               4.5%
Latin America                                               3.7%
Pacific Rim                                                 2.2%
Canada                                                      1.2%
Emerging Europe                                             0.6%




                                     NUMBER
                                  OF SHARES         VALUE

COMMON STOCK -- 97.9%
--------------------------------------------------------------------------------

BRAZIL -- 3.3%

Cia Vale do Rio Doce ADR             53,941   $ 2,365,852
Petroleo Brasileiro S.A. ADR         15,942     1,016,303
                                                3,382,155

CANADA -- 1.5%

Alcan Inc.                            4,835       153,515(j)
Canadian National
   Railway Co.                        8,606       611,748
Manulife Financial Corp.              2,236       119,449(j)
Nortel Networks Corp.                66,812       219,329(a)
Potash Corp of Saskatchewan           4,265       398,130(j)
                                                1,502,171

CHINA -- 0.2%

China Petroleum &
   Chemical Corp.                   454,000       207,754

DENMARK -- 0.5%

Group 4 Securicor PLC               181,238       491,914

FINLAND -- 1.8%

Nokia OYJ                           110,944     1,864,610





                                     NUMBER
                                  OF SHARES            VALUE
--------------------------------------------------------------------------------

FRANCE -- 12.4%

Accor S.A.                            2,963      $      150,110(h,j)
AXA S.A.                             42,718           1,176,328
BNP Paribas                          23,520           1,793,573(j)
Carrefour S.A.                       14,157             653,378(j)
Credit Agricole S.A.                 34,718           1,021,329(j)
France Telecom S.A.                  23,596             679,351
Lagardere S.C.A. (Regd.)              6,498             462,616(j)
LVMH Moet Hennessy
   Louis Vuitton S.A.                 9,685             801,023(j)
Renault S.A.                          5,775             548,655
Sanofi-Aventis                       12,087           1,001,873
Total S.A.                           10,567           2,893,278(j)
Veolia Environnement                 32,608           1,380,309(j)
                                                     12,561,823

GERMANY -- 5.6%

Allianz AG (Regd.)                    6,754             914,780
BASF AG                              12,891             971,377
Bayerische Motoren Werke AG           5,998             282,462
E.ON AG                              16,225           1,495,099(h)
Linde AG                              7,197             531,904(j)
Siemens AG (Regd.)                   19,440           1,502,366
                                                      5,697,988

HONG KONG -- 2.2%

Hongkong Land Holdings Ltd.         189,999             596,597
Jardine Matheson
   Holdings Ltd.                     23,459             401,149
Sun Hung Kai Properties Ltd.
   (REIT)                           122,000           1,262,028
                                                      2,259,774

INDIA -- 1.6%

ICICI Bank Ltd. ADR                  24,701             697,803
Reliance Industries Ltd. GDR         24,715             890,234(b)
                                                      1,588,037

ITALY -- 5.1%

Banca Intesa S.p.A.                 178,369             833,859(j)
Ente Nazionale
   Idrocarburi S.p.A.                82,937           2,470,827(h,j)
Telecom Italia S.p.A                 85,415             238,400
UniCredito Italiano S.p.A.          284,467           1,608,519(j)
                                                      5,151,605

JAPAN -- 18.2%

Acom Co. Ltd.                        15,132           1,100,121(j)
Aiful Corp.                           4,400             369,190(j)
Asahi Glass Co. Ltd.                131,005           1,376,628(h)
Bank of Yokohama Ltd.                99,308             757,909
Canon, Inc.                           6,200             335,327(h)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE INTERNATIONAL EQUITY FUND
Schedule of Investments

                                                              September 30, 2005



                                     NUMBER
                                  OF SHARES            VALUE
--------------------------------------------------------------------------------

Chiyoda Corp.                        71,427      $    1,317,120(j)
Honda Motor Co. Ltd.                  2,500             141,609
Hoya Corp.                            8,100             269,428(j)
Hoya Corp.                           24,300             827,581(a)
Komatsu Ltd.                         52,169             711,605(j)
Kubota Corp.                         52,000             360,614(j)
Mitsubishi Estate Co. Ltd. (REIT)    91,982           1,264,408(j)
Mitsubishi UFJ Financial
   Group, Inc.                          131           1,722,163(j)
Mitsui Sumitomo
   Insurance Co. Ltd.               141,000           1,634,674(j)
Nidec Corp.                          10,058             599,007(j)
Nidec Corp.                           7,258             427,130(a)
Nomura Holdings, Inc.               136,098           2,114,598(j)
SMC Corp.                             6,419             855,753(j)
Tokyu Corp.                          30,000             159,344
Toray Industries Inc.                37,999             202,500
Toyota Motor Corp.                   40,595           1,862,485(j)
                                                     18,409,194

MALAYSIA -- 0.4%

Malaysia International
   Shipping Corp. BHD                82,642             407,838

MEXICO -- 1.2%

America Movil S.A. de C.V.
   ADR (Series L)                    45,915           1,208,483

NETHERLANDS -- 2.9%

ING Groep N.V.                       30,167             901,270(j)
Koninklijke Philips
   Electronics N.V.                  74,394           1,983,115(h)
                                                      2,884,385

NORWAY -- 1.6%

Stolt Offshore S.A.                  81,065             941,200(a)
Telenor ASA                          69,586             623,941
                                                      1,565,141

RUSSIA -- 0.7%

LUKOIL ADR                            7,797             450,277(b)
LUKOIL ADR                            3,898             225,382
                                                        675,659

SINGAPORE -- 0.5%

CapitaLand Ltd.                     269,000             499,947

SOUTH KOREA -- 2.1%

Kookmin Bank                         15,716             928,021
Samsung Electronics Co. Ltd.          2,190           1,236,409
                                                      2,164,430




                                     NUMBER
                                  OF SHARES            VALUE
--------------------------------------------------------------------------------

SPAIN -- 3.2%

Banco Santander Central
   Hispano S.A. (Regd.)             118,260      $    1,558,402(h,j)
Telefonica S.A.                      99,075           1,626,906(h)
Telefonica S.A. ADR                     579              28,556
                                                      3,213,864

SWEDEN -- 2.6%

Sandvik AB                           28,197           1,406,284
Telefonaktiebolaget
   LM Ericsson                      328,403           1,202,373
                                                      2,608,657

SWITZERLAND -- 8.2%

ABB Ltd. (Regd.)                    138,421           1,015,678(a)
Adecco S.A. (Regd.)                  11,069             507,410
Credit Suisse Group (Regd.)          31,571           1,403,156(h)
Holcim Ltd. (Regd.)                  10,018             667,867
Nestle S.A. (Regd.)                   7,060           2,075,424(h)
Novartis AG (Regd.)                   7,817             398,050
Roche Holding AG                     16,232           2,263,730
                                                      8,331,315

TAIWAN -- 1.3%

Taiwan Semiconductor
   Manufacturing Co. Ltd.           790,949           1,270,362

UNITED KINGDOM -- 20.8%

BG Group PLC                        114,882           1,093,419
BHP Billiton PLC                    184,504           2,989,880(h)
Brambles Industries PLC             164,162           1,011,384(h)
Diageo PLC                           99,396           1,433,108
GlaxoSmithKline PLC                  98,184           2,504,716(h)
Group 4 Securicor PLC               176,451             472,141
Kingfisher PLC                       72,187             275,845
Lloyds TSB Group PLC                117,372             969,692
National Grid PLC                    16,788             157,854
Prudential PLC                      112,126           1,020,573
Reed Elsevier PLC                    86,866             806,024(h)
Rio Tinto PLC (Regd.)                31,979           1,311,387
Royal Bank of Scotland
   Group PLC                         46,056           1,310,976
Smith & Nephew PLC                   75,998             639,973(h)
Smiths Group PLC                     91,353           1,549,865(h)
Tesco PLC                           263,817           1,444,495(h)
Vodafone Group PLC                  619,314           1,616,052(h)
Wolseley PLC                         21,089             447,330
                                                     21,054,714

TOTAL INVESTMENTS IN SECURITIES
   (COST $80,304,022)                                99,001,820



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE INTERNATIONAL EQUITY FUND
Schedule of Investments

                                                              September 30, 2005

SHORT-TERM INVESTMENTS -- 25.1%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 1.9%

GEI Short Term Investment Fund
   3.83%                          1,971,400 $   1,971,400(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 23.2%

State Street Navigator Security
   Lending Prime Portfolio
   3.82%                         23,420,771    23,420,771(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $25,392,171)                          25,392,171


TOTAL INVESTMENTS
   (COST $105,696,193)                        124,393,991


LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (23.0)%                           (23,273,911)
                                              ------------


NET ASSETS -- 100.0%                          $101,120,080
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE International Equity Fund had the following Long futures contracts open at September 30, 2005:

                             NUMBER    CURRENT
               EXPIRATION      OF     NOTIONAL    UNREALIZED
DESCRIPTION       DATE      CONTRACTS   VALUE    APPRECIATION
--------------------------------------------------------------------------------

DJ EURO Stoxx
  50 Index
  Futures    December 2005    12     $497,114   $   8,878
FTSE 100
  Index
  Futures    December 2005      2     194,052       2,646
TOPIX Index
  Futures    December 2005      1     124,272       4,887
                                                   -------
                                                   $16,411
                                                   =======

The GE International Equity Fund was invested in the following sectors at September 30, 2005:

                                         PERCENTAGE (BASED ON
SECTOR                                       MARKET VALUE)
---------------------------------------------------------------

Financials                                      22.50%
Short-Term                                      20.41%
Industrials                                     11.42%
Energy                                           8.19%
Materials                                        7.71%
Information Technology                           6.63%
Consumer Discretionary                           5.88%
Healthcare                                       5.47%
Telecommunication Services                       4.84%
Consumer Staples                                 4.51%
Utilities                                        2.44%
                                               -------
                                               100.00%
                                               ======

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Premier Growth Equity Fund

Q & A

DAVID B. CARLSON HAS BEEN THE PORTFOLIO MANAGER OF THE GE PREMIER GROWTH EQUITY FUND SINCE ITS INCEPTION IN 1996. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Premier Growth Equity Fund returned 9.31% for Class A shares, 8.50% for Class B shares, 8.50% for Class C shares, and 9.62% for Class Y shares. The S&P 500 Index, the Fund's benchmark, returned 12.25% and the Fund's Lipper peer group of 678 Large-Cap Growth Funds returned an average of 12.55% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED THE FUND'S PERFORMANCE?

A. In the past twelve months, skyrocketing energy prices have weighed on the stock market, and this concern has only grown the past quarter as two major hurricanes disrupted U.S. petroleum production. With crude oil above $60 a barrel, investors were worried about the economy slowing. Against this backdrop, the Federal Reserve has been doing its part to dampen the inflationary effects of high energy costs, and has continued to tighten short rates at a measured pace. Within the stock market, energy stocks remained strong, many cyclical stocks declined, and less cyclical stocks such as utilities and information technology outperformed. Value stocks continued to outperform growth stocks, and small-cap stocks outperformed large-cap stocks. In addition, the very highest quality companies, those rated A by S&P, underperformed B- and C-rated companies by -9% and -20% respectively.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Energy stocks have been the best performing sector rising nearly 49% during the year. Utility stocks have been the second best performing sector, rising 39%. As a growth oriented portfolio, the Fund owned no utility stocks and only one energy stock (Schlumberger, up 27%) for most of the year, making it difficult to perform inline with the major market averages. Weakness among our technology stocks, including First Data (-8%), Dell (-4%), Intuit (-1%) offset strength in Paychex (+25%) and QUALCOMM (+16%) which rallied during the period. Our healthcare stocks outperformed this year. United Healthcare (+52%), Amgen (+40%) and Lincare (+38%) were among fund's best performing stocks. Monsanto rose 75% due to the favorable outlook for genetically modified agricultural seeds. Media stocks have struggled over the 12-month period, but a new position in Liberty Global (+58%) helped our consumer discretionary holdings to outperform.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. We began positions in Monsanto and Liberty Global, two of the portfolio's best performing stocks in the last twelve months. We initiated positions in Ebay and Qualcomm after sharp sell-offs during the period. We also initiated a position in Analog Devices, the world's leading analog semiconductor company. Bed Bath + Beyond, a well-managed retailer with above average growth prospects, was a recent addition. Finally, we initiated a position in oil services company, Baker Hughes, increasing our exposure to energy towards the end of the year.
    At September 30, 2005 the fund held 37 stocks in the portfolio and technology and healthcare remain the two largest sectors with respective weights of 26% and 21%. Over the year, we were net sellers of financial stocks, given a flattening yield curve. We continue the strategy of owning industry-leading companies that we believe have above average long-term growth prospects.

[PHOTO OMITTED]

PICTURED TO THE LEFT: DAVID B. CARLSON

GE Premier Growth Equity Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
----------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,042.54                             5.08

     Class B                         1,000.00                           1,038.64                             8.93

     Class C                         1,000.00                           1,038.62                             8.92

     Class Y                         1,000.00                           1,043.81                             3.79

----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
----------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,019.92                             5.00

     Class B                         1,000.00                           1,016.22                             8.78

     Class C                         1,000.00                           1,016.23                             8.78

     Class Y                         1,000.00                           1,021.15                             3.73
----------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.99% FOR CLASS A, 1.74% FOR CLASS B, 1.74% FOR CLASS C, AND 0.74% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 4.25% FOR CLASS A SHARES, 3.86% FOR CLASS B SHARES, 3.86% FOR
   CLASS C SHARES, AND 4.38% FOR CLASS Y SHARES.

GE Premier Growth Equity Fund


------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
------------------------------------------
Schlumberger Ltd.                  4.28%
------------------------------------------
First Data Corp.                   3.90%
------------------------------------------
State Street Corp.                 3.82%
------------------------------------------
Intuit Inc.                        3.73%
------------------------------------------
Dover Corp.                        3.50%
------------------------------------------
SLM Corp.                          3.49%
------------------------------------------
Amgen, Inc.                        3.42%
------------------------------------------
Microsoft Corp.                    3.41%
------------------------------------------
UnitedHealth Group Incorporated    3.22%
------------------------------------------
Johnson & Johnson                  3.21%
------------------------------------------



 INVESTMENT PROFILE
 A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in equity securities. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.

LIPPER PERFORMANCE COMPARISON

Large Cap Growth Peer Group

Based on average annual total returns for the periods ended 9/30/05

                          ONE         FIVE
                         YEAR         YEAR
                         ----        -----
Number of Funds in
peer group:                678         453
------------------------------------------
Peer group average
annual total return:    12.55%      -7.83%
------------------------------------------

Lipper categories
in peer group: Large-Cap Growth Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[Line chart omitted -- plot points are as follows:]


                                                    GE Premier
                       GE Premier                Growth Equity Fund
                    Growth Equity Fund                w/load                    S&P 500 Index
----------------------------------------------------------------------------------------------
12/31/96            $10,000.00                  $  9,425.00                   $10,000.00
09/97                12,233.32                    11,529.91                    12,959.85
09/98                13,866.65                    13,069.32                    14,140.87
09/99                19,210.40                    18,105.80                    18,072.96
09/00                22,784.86                    21,474.73                    20,466.47
09/01                17,329.76                    16,333.30                    15,010.42
09/02                14,561.83                    13,724.52                    11,934.79
09/03                18,308.55                    17,255.80                    14,851.65
09/04                19,449.88                    18,331.51                    16,912.02
09/05                21,260.89                    20,038.39                    18,983.98

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                     ONE      FIVE     SINCE
                     YEAR     YEAR    INCEPTION
                     ----     ----    ---------
GE Premier
  Growth Equity      9.31%    -1.38%    9.00%
GE Premier
  Growth
  Equity w/load      3.03%    -2.54%    8.26%
  maximum load
  of 5.75%
S&P 500 Index       12.25%    -1.49%    7.60%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                       GE Premier
                    Growth Equity Fund             S&P 500 Index
-----------------------------------------------------------------
12/31/96            $10,000.00                   $10,000.00
09/97                12,166.66                    12,959.85
09/98                13,683.31                    14,140.87
09/99                18,818.49                    18,072.96
09/00                22,149.56                    20,466.47
09/01                16,726.35                    15,010.42
09/02                13,948.17                    11,934.79
09/03                17,499.82                    14,851.65
09/04                18,590.74                    16,912.02
09/05                20,321.75                    18,983.98

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                     ONE      FIVE    SINCE
                     YEAR     YEAR   INCEPTION
                     ----     ----   ---------
GE Premier
  Growth Equity      8.50%   -2.11%    8.45%
S&P 500 Index       12.25%   -1.49%    7.60%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                       GE Premier
                    Growth Equity Fund             S&P 500 Index
-----------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                12,482.09                    11,773.02
09/00                11,765.74                    11,324.36
03/01                10,251.88                     9,200.32
09/01                 8,884.96                     8,305.46
03/02                10,331.03                     9,219.23
09/02                 7,405.02                     6,603.67
03/03                 7,723.15                     6,936.74
09/03                 9,251.04                     8,217.61
03/04                10,079.87                     9,374.46
09/04                 9,753.36                     9,357.64
03/05                10,188.70                    10,001.76
09/05                10,582.19                    10,504.08

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                     ONE     FIVE    SINCE
                     YEAR     YEAR  INCEPTION
                     ----     ----  ---------
GE Premier
  Growth Equity      8.50%   -2.10%   0.95%
S&P 500 Index       12.25%   -1.49%   0.82%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                       GE Premier
                    Growth Equity Fund             S&P 500 Index
-----------------------------------------------------------------
12/31/96            $10,000.00                   $10,000.00
09/97                12,253.32                    12,959.85
09/98                13,926.32                    14,140.87
09/99                19,345.90                    18,072.96
09/00                22,995.97                    20,466.47
09/01                17,534.38                    15,010.42
09/02                14,767.94                    11,934.79
09/03                18,617.70                    14,851.65
09/04                19,824.70                    16,912.02
09/05                21,731.79                    18,983.98

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                  ONE     FIVE    SINCE
                 YEAR     YEAR  INCEPTION
                -----     ---   ---------
GE Premier
  Growth Equity    9.62%   -1.12%   9.28%
S&P 500 Index     12.25%   -1.49%   7.60%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 GE PREMIER GROWTH EQUITY FUND
Schedule of Investments

                                                              September 30, 2005

GE PREMIER GROWTH EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $694,290
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

[Pie chart omitted -- plot points are as follows:]

Information Technology                                     27.7%
Healthcare                                                 19.3%
Consumer Discretionary                                     18.8%
Financials                                                 11.8%
Short Term                                                  8.1%
Energy                                                      5.2%
Industrials                                                 3.5%
Telecommunication Services                                  3.1%
Materials                                                   2.5%




                                     NUMBER
                                  OF SHARES         VALUE

COMMON STOCK -- 96.8%
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 19.8%

Bed Bath & Beyond, Inc.             270,808       $  10,881,065(a)
Carnival Corp.                      406,211          20,302,426(j)
Comcast Corp. (Class A)             686,046          19,744,404(a)
eBay, Inc.                          346,634          14,281,321(a)
Expedia, Inc.                       225,673           4,470,582(a,j)
IAC/InterActiveCorp.                 46,937           1,189,853(a,j)
Liberty Global Inc. (Series C)      758,264          19,525,298(a,j)
Liberty Global, Inc. (Series A)      72,213           1,955,528(a)
Liberty Media Corp. (Series A)    2,347,000          18,893,350(a)
The Home Depot, Inc.                505,508          19,280,075
                                                    130,523,902

ENERGY -- 5.5%

Baker Hughes Incorporated           108,323           6,464,717(j)
Schlumberger Ltd.                   352,050          29,705,979
                                                     36,170,696

FINANCIALS -- 12.4%

AFLAC Incorporated                  478,427          21,672,743
Federal National
   Mortgage Assoc.                  216,646           9,710,074
SLM Corp.                           451,346          24,210,199
State Street Corp.                  541,615          26,495,806(e)
                                                     82,088,822







                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- 20.3%

Amgen, Inc.                         297,888       $  23,732,737(a)
Johnson & Johnson                   352,050          22,277,724
LIncare Holdings Inc.               297,888          12,228,302(a,j)
Medtronic Inc.                      343,023          18,392,893
Pfizer Inc.                         704,100          17,581,377
UnitedHealth Group
   Incorporated                     397,185          22,321,797
Zimmer Holdings, Inc.               252,754          17,412,223(a)
                                                    133,947,053

INDUSTRIALS -- 3.7%

Dover Corp.                         595,777          24,301,744

INFORMATION TECHNOLOGY -- 29.2%

Analog Devices, Inc.                361,077          13,410,400
Cisco Systems, Inc.                 812,423          14,566,744(a)
Dell, Inc.                          496,481          16,979,650(a,h)
First Data Corp.                    677,019          27,080,760(h,j)
Intel Corp.                         288,861           7,120,424
Intuit Inc.                         577,723          25,887,768(a,j)
Microsoft Corp.                     920,746          23,690,794(h)
Molex Inc. (Class A)                839,504          21,583,648(h,j)
Paychex, Inc.                       523,561          19,413,642
QUALCOMM, Inc.                      270,808          12,118,658
Yahoo! Inc.                         306,915          10,386,004(a)
                                                    192,238,492

MATERIALS -- 2.6%

Monsanto Co.                        270,808          16,993,202

TELECOMMUNICATION SERVICES -- 3.3%
Vodafone Group PLC ADR              839,504          21,801,919

TOTAL COMMON STOCK
   (COST $579,893,795)                              638,065,830



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.5%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.2%

GEI Short Term Investment Fund
   3.83%                         20,862,732          20,862,732(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 5.3%

State Street Navigator Securities
   Lending Prime Portfolio
   3.82%                         35,361,785          35,361,785(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $56,224,517)                                56,224,517





See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE PREMIER GROWTH EQUITY FUND
Schedule of Investments

                                                              September 30, 2005



                                                    VALUE
--------------------------------------------------------------------------------


TOTAL INVESTMENTS
   (COST $636,118,312)                             $694,290,347


LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (5.3)%                                 (34,944,895)
                                                   ------------


NET ASSETS -- 100.0%                               $659,345,452
                                                   ============



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following short futures contracts open at September 30, 2005:

                             NUMBER    CURRENT
                EXPIRATION     O F     NOTIONAL    UNREALIZED
DESCRIPTION        DATE     CONTRACTS   VALUE    DEPRECIATION
----------------------------------------------------------------
S&P 500 Index
  Futures      December 2005    7    $2,160,025    $(19,032)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Strategic Investment Fund

THE GE STRATEGIC INVESTMENT FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS LED BY CHRISTOPHER D. BROWN, PAUL M. COLONNA AND RALPH R. LAYMAN. EACH OF THE FOREGOING PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF THREE SUB-PORTFOLIOS: U.S. EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. MR. BROWN MANAGES THE U.S. EQUITY PORTION, MR. LAYMAN MANAGES THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THIS FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THIS FUND'S OBJECTIVES. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Strategic Investment Fund returned 8.90% for Class A shares, 8.13% for Class B shares, 8.12% for Class C shares, and 9.20% for Class Y shares. The Fund's broad based benchmarks, S&P 500 Index and the Lehman Brothers Aggregate Bond Index, returned 12.25% and 2.80%, respectively. The Fund's Lipper peer group of 369 Flexible Portfolio Funds returned an average of 11.66% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. In the past twelve months, skyrocketing energy prices have weighed on the stock market. This concern has only grown during the past quarter, as two major hurricanes disrupted U.S. petroleum production and crude oil rose above $60 a barrel. Against this backdrop, the Federal Reserve is doing its part to dampen the inflationary effects of high energy costs and has continued to tighten short rates at a measured pace. Within the stock market, energy stocks remained strong, many cyclical stocks declined, and less cyclical stocks such as utilities and information technology outperformed. Value stocks continued to outperform growth stocks, and small-cap stocks have outperformed large-cap stocks. In addition, the very highest quality companies, those rated A by S&P, have underperformed B- and C-rated companies by -9% and -20%, respectively.

    Weakness among our technology stocks, including First Data (-8%), Dell (-4%), Molex (-2%), and Intuit (-1%), negatively impacted portfolio performance. Fannie Mae (-28%) and AIG (-8%) declined during the period, hurting performance in the financials sector. Energy and utility stocks were the best performers during

[PHOTO OMITTED]

PICTURED FROM
LEFT TO RIGHT:
RALPH R. LAYMAN,
CHRISTOPHER D. BROWN
AND PAUL M. COLONNA

Q & A



    the year, rising 48% and 39%, respectively. As the equity portion of this portfolio is growth-oriented, we owned no utility stocks and were modestly underweight energy stocks for most of the year, making it difficult to perform inline with the major market averages.

    Our healthcare stocks outperformed those in the benchmark this year. Amgen (+40%), Lincare (+38%) and Wyeth (+26%) were among fund's best performing stocks. Monsanto rose 75% due to the favorable outlook for genetically modified agricultural seeds, benefiting performance in the materials sector. Our allocation to telecom services, which was driven by Vodafone (+11%), our sole holding in the sector, also outperformed the telecom holdings in the S&P 500 benchmark.

    We initiated positions in companies such as Monsanto, Amgen and Liberty Global, which were among some of the portfolio's best performing stocks in the last twelve months. The portfolio remains overweight information technology, consumer discretionary and healthcare. During the period, we added to positions in the consumer staples, energy, healthcare, materials and information technology sectors. Over the year, we reduced our position in telecom services and were net sellers of financial stocks, given a flattening yield curve. We continue to believe in our strategy of owning high quality, industry-leading companies with above-average long-term growth prospects in this portion of the portfolio.

    In the international equity markets, the broad MSCI Emerging Markets Index rose 46.6% in the period and the Fund's overweight in that region was a major factor in our performance. In addition, the strength of the U.S. Dollar has been benefiting the global companies that are held within the Fund.

    The Fund was positively impacted from holdings in the Telecom, Materials, IT and Financial sectors. Strong demand for raw materials from China and India's booming economies benefited stocks such as CVRD (Brazil) and BHP Billiton (UK). The IT sector saw strong performances from Samsung Electronics (South Korea) and Taiwan Semiconductor and financial holdings exhibited broad based strength in names such as Kookmin Bank (South Korea), Credit Suisse (Switzerland), Akbank (Turkey), among others. Two positions in Canada were a drain on performance, including Alcan (Materials) and Nortel Networks (IT). Kingfisher (UK - retail) also was weak on slumping consumer spending within the U.K. Soaring oil and gas prices pushed related stocks higher, especially those in emerging markets, such as Lukoil (Russia) and Petrobras (Brazil) in addition to stocks in related industries such as Stolt Offshore (Norway). A tight global supply/demand balance for major commodities also has had a big impact on prices and related stocks. Japanese financials rallied on greater prospects for reform.

    Fixed Income portfolio performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135 basis points. The Funds' exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies.

    Economic growth in the U.S. over the last twelve months was solid, supported by a strong housing market and healthy consumer spending. Strong growth and rising inflation expectations kept the Federal Reserve vigilant in its pursuit of removing accommodative policy at a "measured" pace. Since September 30, 2004, the central bank raised its fed funds target 200 basis points in eight quarter-point increments to 3.75%. Recent economic data has been mixed. Personal consumption has softened, while employment growth remains respectable. Purchasing manager reports were conflicted with the manufacturing sector gaining strength and the non-manufacturing sector losing strength. The prices paid index from both reports, however, rose in September. The full economic impact of hurricanes Katrina and Rita are yet unknown, however, the Fed has viewed inflation a higher risk than an economic slowdown, thus giving no indication at its latest meeting of taking pause from further rate hikes.

GE Strategic Investment Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

-----------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
-----------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,034.85                             4.16

     Class B                         1,000.00                           1,031.20                             7.97

     Class C                         1,000.00                           1,030.99                             7.96

     Class Y                         1,000.00                           1,036.47                             2.89

-----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
-----------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.76                             4.14

     Class B                         1,000.00                           1,017.06                             7.93

     Class C                         1,000.00                           1,017.06                             7.93

     Class Y                         1,000.00                           1,021.98                             2.88
-----------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.82% FOR CLASS A, 1.57% FOR CLASS B, 1.57% FOR CLASS C, AND 0.57% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 3.49% FOR CLASS A SHARES, 3.12% FOR CLASS B SHARES, 3.10% FOR
   CLASS C SHARES, AND 3.65% FOR CLASS Y SHARES.

GE Strategic Investment Fund


-------------------------------------------
TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
-------------------------------------------
Microsoft Corp.                       2.17%
-------------------------------------------
First Data Corp.                      2.08%
-------------------------------------------
Pfizer Inc.                           1.92%
-------------------------------------------
Exxon Mobil Corp.                     1.70%
-------------------------------------------
American International Group, Inc.    1.65%
-------------------------------------------
Johnson & Johnson                     1.56%
-------------------------------------------
Federal National Mortgage
Assoc. 5.00% TBA                      1.49%
-------------------------------------------
Wyeth                                 1.39%
-------------------------------------------
Industrial Select Sector SPDR Fund    1.38%
-------------------------------------------
Comcast Corp. (Class A)               1.37%
-------------------------------------------



 INVESTMENT PROFILE
 A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.

LIPPER PERFORMANCE COMPARISON

Flexible Portfolio Peer Group

Based on average annual total returns for the periods ended 9/30/05

                     ONE      FIVE     TEN
                     YEAR     YEAR     YEAR
                     ----     ----    -----
Number of
Funds in
peer group:           369     180      84
-------------------------------------------
Peer group
average annual
total return:      11.66%   1.82%   7.69%
-------------------------------------------

Lipper categories
in peer group: Flexible Portfolio Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[Line chart omitted -- plot points are as follows:]


                                                   GE Strategic
                      GE Strategic                Investment Fund                                             LB Aggregate
                     Investment Fund                  w/load                    S&P 500 Index                 Bond Index
---------------------------------------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,425.00                   $10,000.00                    $10,000.00
09/96                11,357.65                    10,704.58                    12,033.40                     10,489.95
09/97                13,907.99                    13,108.28                    16,905.03                     11,509.02
09/98                14,725.27                    13,878.56                    18,445.57                     12,833.71
09/99                16,975.46                    15,999.37                    23,574.65                     12,786.74
09/00                19,314.45                    18,203.87                    26,696.79                     13,680.60
09/01                17,516.29                    16,509.10                    19,579.83                     15,452.64
09/02                16,206.87                    15,274.98                    15,567.93                     16,781.01
09/03                19,014.72                    17,921.37                    19,372.72                     17,688.83
09/04                20,524.91                    19,344.73                    22,060.30                     18,339.43
09/05                22,351.87                    21,066.64                    24,763.00                     18,852.03

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                       ONE     FIVE     TEN
                      YEAR     YEAR    YEAR
                      ----     ----    -----
GE Strategic
  Investment          8.90%    2.96%   8.38%

GE Strategic
  Investment W/LOAD   2.64%    1.75%   7.74%
  MAXIMUM LOAD
   OF 5.75%

S&P 500 Index        12.25%   -1.49%   9.49%

LB Aggregate
  Bond Index          2.80%    6.11%   6.55%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]


                      GE Strategic                                               LB Aggregate
                     Investment Fund               S&P 500 Index                 Bond Index
-----------------------------------------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00                   $10,000.00
09/96                11,272.69                    12,033.40                    10,489.95
09/97                13,703.91                    16,905.03                    11,509.02
09/98                14,376.35                    18,445.57                    12,833.71
09/99                16,452.40                    23,574.65                    12,786.74
09/00                18,695.78                    26,696.79                    13,680.60
09/01                16,955.22                    19,579.83                    15,452.64
09/02                15,687.74                    15,567.93                    16,781.01
09/03                18,405.65                    19,372.72                    17,688.83
09/04                19,867.47                    22,060.30                    18,339.43
09/05                21,635.91                    24,763.00                    18,852.03

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                  ONE      FIVE      TEN
                  YEAR     YEAR     YEAR
                  ----     ----     -----
GE Strategic
  Investment       8.13%    2.20%   7.87%

S&P 500 Index     12.25%   -1.49%   9.49%

LB Aggregate
  Bond Index       2.80%    6.11%   6.55%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]



                      GE Strategic                                               LB Aggregate
                     Investment Fund               S&P 500 Index                 Bond Index
---------------------------------------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00                   $10,000.00
03/00                11,245.81                    11,773.02                    10,208.16
09/00                11,276.28                    11,324.36                    10,699.05
03/01                10,753.56                     9,200.32                    11,487.32
09/01                10,148.20                     8,305.46                    12,084.89
03/02                10,951.17                     9,219.23                    12,101.67
09/02                 9,314.56                     6,603.67                    13,123.76
03/03                 9,544.84                     6,936.74                    13,515.85
09/03                10,862.96                     8,217.61                    13,833.73
03/04                11,845.00                     9,374.46                    14,246.39
09/04                11,638.10                     9,357.64                    14,342.54
03/05                12,204.73                    10,001.76                    14,409.93
09/05                12,582.97                    10,504.08                    14,743.42


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                  ONE     FIVE    SINCE
                 YEAR     YEAR  INCEPTION
               ---------------- ----------------------------------------
GE Strategic
  Investment       8.12%    2.22%   3.90%

S&P 500 Index     12.25%   -1.49%   0.82%

LB Aggregate
  Bond Index       2.80%    6.11%   6.68%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]


                      GE Strategic                                               LB Aggregate
                     Investment Fund               S&P 500 Index                 Bond Index
----------------------------------------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00                   $10,000.00
09/96                11,395.35                    12,033.40                    10,489.95
09/97                13,989.50                    16,905.03                    11,509.02
09/98                14,843.18                    18,445.57                    12,833.71
09/99                17,152.80                    23,574.65                    12,786.74
09/00                19,564.99                    26,696.79                    13,680.60
09/01                17,785.08                    19,579.83                    15,452.64
09/02                16,492.36                    15,567.93                    16,781.01
09/03                19,403.13                    19,372.72                    17,688.83
09/04                20,997.76                    22,060.30                    18,339.43
09/05                22,930.23                    24,763.00                    18,852.03

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                  ONE       FIVE     TEN
                  YEAR      YEAR     YEAR
                  ----      ----     ----
GE Strategic
  Investment       9.20%    3.23%   8.65%

S&P 500 Index     12.25%   -1.49%   9.49%

LB Aggregate
  Bond Index       2.80%    6.11%   6.55%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005

GE STRATEGIC INVESTMENT FUND

Strategic Investment Fund

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $285,137 (IN THOUSANDS) AS OF SEPTEMBER 30, 2005


[Pie chart omitted -- plot points are as follows:]

Domestic Equity                                            50.6%
Bonds and Notes                                            24.0%
Foreign Equity                                             16.8%
Short-Term & Others                                         8.6%




                                     NUMBER
                                  OF SHARES         VALUE

DOMESTIC EQUITY -- 54.0%
--------------------------------------------------------------------------------


COMMON STOCK -- 54.0%


CONSUMER DISCRETIONARY -- 8.9%

Carnival Corp.                       68,580      $    3,427,628
Comcast Corp. (Class A)             135,256           3,892,668(a,h)
Discovery Holding Co.
   (Series A)                        49,376             712,989(a,j)
eBay, Inc.                           16,871             695,085(a)
Liberty Global Inc. (Series C)       29,703             764,852(a)
Liberty Global, Inc. (Series A)      29,703             804,357(a)
Liberty Media Corp. (Series A)      461,012           3,711,147(a)
Omnicom Group, Inc.                  15,197           1,270,925
Target Corp.                         28,575           1,483,900
The Home Depot, Inc.                 98,278           3,748,323
Viacom Inc. (Class B)                73,152           2,414,747
                                                     22,926,621

CONSUMER STAPLES -- 4.8%

Avon Products, Inc.                  13,335             360,045
Clorox Co.                           13,716             761,787
Colgate-Palmolive Co.                69,841           3,686,906
PepsiCo, Inc.                        65,913           3,737,926
Sara Lee Corp.                       34,290             649,796
The Coca-Cola Co.                    56,921           2,458,418
Wal-Mart Stores, Inc.                15,469             677,852
                                                     12,332,730

ENERGY -- 4.7%

Burlington Resources, Inc.           32,766           2,664,531
Exxon Mobil Corp.                    76,200           4,841,748
Halliburton Co.                      17,145           1,174,775
Schlumberger Ltd.                    40,798           3,442,535
                                                     12,123,589







                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 9.4%

AFLAC Incorporated                   35,433      $    1,605,115(h)
Alleghany Corp.                       1,095             335,070(a)
American International
   Group, Inc.                       76,117           4,716,209(h)
Bank of America Corp.                60,960           2,566,416
Berkshire Hathaway, Inc.
   (Class B)                            479           1,308,149(a)
Citigroup, Inc.                      60,960           2,774,899(h)
Federal National
   Mortgage Assoc.                   64,770           2,902,991
HCC Insurance Holdings, Inc.         21,717             619,586(j)
MBNA Corp.                           56,388           1,389,400
Mellon Financial Corp.               29,510             943,435
Merrill Lynch & Company, Inc.        13,716             841,477
State Street Corp.                   76,200           3,727,704(e)
SunTrust Banks, Inc.                  9,525             661,511
                                                     24,391,962

HEALTHCARE -- 9.0%

Abbott Laboratories                  85,344           3,618,586(h)
Aetna, Inc.                          10,786             929,106
Amgen, Inc.                          37,128           2,957,988(a)
Johnson & Johnson                    70,104           4,436,181
LIncare Holdings Inc.                44,577           1,829,886(a)
Pfizer Inc.                         218,695           5,460,814
Wyeth                                85,543           3,958,075
                                                     23,190,636

INDUSTRIALS -- 3.1%

Corinthian Colleges, Inc.            35,514             471,271(a,j)
Dover Corp.                          82,502           3,365,257
Southwest Airlines Co.               95,334           1,415,710
Tyco International Ltd.              75,438           2,100,948
Waste Management, Inc.               27,432             784,829
                                                      8,138,015

INFORMATION TECHNOLOGY -- 13.5%

Automatic Data
   Processing, Inc.                  51,054           2,197,364
Certegy, Inc.                        38,101           1,524,802
Checkfree Corp.                      13,552             512,537(a)
Cisco Systems, Inc.                 126,112           2,261,188(a)
Dell, Inc.                           53,333           1,823,989(a)
EMC Corporation                     104,775           1,355,789(a)
First Data Corp.                    148,367           5,934,680
Intel Corp.                         103,251           2,545,137
Intuit Inc.                          66,407           2,975,698(a)
Microsoft Corp.                     240,793           6,195,604
Molex Inc. (Class A)                121,920           3,134,563
Novellus Systems, Inc.               54,102           1,356,878(a)
Oracle Corp.                        169,546           2,100,675(a)
Yahoo! Inc.                          25,009             846,305(a)
                                                     34,765,209


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005




                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 0.6%

Monsanto Co.                         23,241       $   1,458,373

TOTAL COMMON STOCK
   (COST $128,510,939)                              139,327,135


PREFERRED STOCK -- 0.0%*

Zurich Regcaps Funding Trust I
   (COST $123,900)                      120             120,771(b)

TOTAL DOMESTIC EQUITY
   (COST $128,634,839)                              139,447,906



--------------------------------------------------------------------------------
FOREIGN EQUITY -- 18.6%
--------------------------------------------------------------------------------


COMMON STOCK -- 18.5%


CONSUMER DISCRETIONARY -- 1.3%

Accor S.A.                            1,352              68,494(j)
Bayerische Motoren Werke AG           2,737             128,893
Honda Motor Co. Ltd.                  1,100              62,308(j)
Kingfisher PLC                       32,943             125,884
Koninklijke Philips
   Electronics N.V.                  33,946             904,896
Lagardere S.C.A. (Regd.)              2,966             211,160(j)
LVMH Moet Hennessy
   Louis Vuitton S.A.                 4,420             365,568(j)
Reed Elsevier PLC                    39,637             367,789
Renault S.A.                          2,635             250,339
Toyota Motor Corp.                   18,498             848,682(j)
                                                      3,334,013

CONSUMER STAPLES -- 1.0%

Carrefour S.A.                        6,460             298,144(j)
Diageo PLC                           45,354             653,922
Nestle S.A. (Regd.)                   3,221             946,875
Tesco PLC                           120,383             659,141
                                                      2,558,082

ENERGY -- 1.6%

BG Group PLC                         52,420             498,921
China Petroleum &
   Chemical Corp.                   206,000              94,267
Ente Nazionale
    Idrocarburi S.p.A.               37,857           1,127,821(j)
LUKOIL ADR                            5,337             308,212(b)
Petroleo Brasileiro S.A. ADR          7,203             459,191(j)
Stolt Offshore S.A.                  36,945             428,948(a)
Total S.A.                            4,822           1,320,279(j)
                                                      4,237,639





                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 4.9%

Acom Co. Ltd.                         6,904      $      501,932(j)
Aiful Corp.                           2,000             167,814(j)
Allianz AG (Regd.)                    3,082             417,434
AXA S.A.                             19,492             536,752
Banca Intesa S.p.A.                  77,178             360,800(j)
Banco Santander Central
   Hispano S.A. (Regd.)              58,325             768,593(j)
Bank of Yokohama Ltd.                42,704             325,913
BNP Paribas                          11,383             868,038(j)
CapitaLand Ltd.                     123,000             228,600
Credit Agricole S.A.                 15,036             442,327(j)
Credit Suisse Group (Regd.)          14,406             640,267
Hongkong Land Holdings Ltd.          86,999             273,177
ICICI Bank Ltd. ADR                   9,796             276,737
ING Groep N.V.                       13,765             411,243(j)
Jardine Matheson Holdings Ltd.       10,763             184,047
Kookmin Bank                          6,862             405,197
Lloyds TSB Group PLC                 50,776             419,496
Manulife Financial Corp.                994              53,100(j)
Mitsubishi Estate Co. Ltd. (REIT)    41,982             577,095(j)
Mitsubishi UFJ Financial
   Group, Inc.                           58             762,485(j)
Mitsui Sumitomo
   Insurance Co. Ltd.                64,000             741,980(j)
Nomura Holdings, Inc.                62,099             964,852(j)
Prudential PLC                       51,163             465,687
Royal Bank of Scotland
   Group PLC                         19,971             568,471
Sun Hung Kai
   Properties Ltd. (REIT)            56,441             583,854
UniCredito Italiano S.p.A.          138,728             784,437(j)
                                                     12,730,328

HEALTHCARE -- 1.2%

GlaxoSmithKline PLC                  44,801           1,142,893
Novartis AG (Regd.)                   3,565             181,534
Roche Holding AG                      7,407           1,032,987
Sanofi-Aventis                        5,515             457,130(j)
Smith & Nephew PLC                   33,247             279,970
                                                      3,094,514

INDUSTRIALS -- 2.7%

ABB Ltd. (Regd.)                     63,161             463,450(a)
Adecco S.A. (Regd.)                   5,051             231,541
Asahi Glass Co. Ltd.                 60,003             630,524(j)
Brambles Industries PLC              74,907             461,494
Canadian National Railway Co.         3,925             279,004
Chiyoda Corp.                        32,369             596,887(j)
Group 4 Securicor PLC                82,702             224,469
Group 4 Securicor PLC                80,514             215,437
Komatsu Ltd.                         24,811             338,431(j)
Kubota Corp.                         23,000             159,502(j)
Malaysia International Shipping
   Corp. BHD                         37,730             186,197

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005




                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------


Reliance Industries Ltd. GDR          9,877     $       355,770(b)
Sandvik AB                           12,854             641,074
Siemens AG (Regd.)                    8,870             685,493
SMC Corp.                             2,897             386,216(j)
Smiths Group PLC                     41,686             707,231
Tokyu Corp.                          13,000              69,049
Wolseley PLC                          9,623             204,118
                                                      6,835,887

INFORMATION TECHNOLOGY -- 1.5%
Canon, Inc.                           2,800             151,438
Hoya Corp.                            3,700             123,072(j)
Hoya Corp.                           11,100             378,031(a)
Nidec Corp.                           4,729             281,637(j)
Nidec Corp.                           3,329             195,910(a)
Nokia OYJ                            50,610             850,590
Nortel Networks Corp.                30,486             100,079(a)
Samsung Electronics Co. Ltd.          1,000             564,570
Taiwan Semiconductor
   Manufacturing Co. Ltd.           360,926             579,692
Telefonaktiebolaget
   LM Ericsson                      149,850             548,642
                                                      3,773,661

MATERIALS -- 1.6%
Alcan Inc.                            2,125              67,470(j)
BASF AG                               5,882             443,227
BHP Billiton PLC                     84,189           1,364,279
Cia Vale do Rio Doce ADR             19,011             833,822
Holcim Ltd. (Regd.)                   4,571             304,733
Linde AG                              3,284             242,708
Potash Corp of Saskatchewan           1,946             181,656
Rio Tinto PLC (Regd.)                14,592             598,385
Toray Industries Inc.                17,999              95,918
                                                      4,132,198

TELECOMMUNICATION SERVICES -- 2.2%
America Movil S.A. de C.V.
   ADR (Series L)                    20,867             549,219
France Telecom S.A.                  10,766             309,963
Telecom Italia S.p.A                 38,975             108,782
Telefonica S.A.                      45,208             742,359
Telefonica S.A. ADR                     273              13,464(j)
Telenor ASA                          31,896             285,995
Vodafone Group PLC                  282,593             737,405
Vodafone Group PLC ADR              108,967           2,829,873(j)
                                                      5,577,060

UTILITIES -- 0.5%
E.ON AG                               7,404             682,263
National Grid PLC                     7,661              72,035
Veolia Environnement                 14,879             629,834(j)
                                                      1,384,132

TOTAL COMMON STOCK
   (COST $37,980,229)                                47,657,514





                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.1%

Cia Vale do Rio Doce ADR
   (COST $95,899)                     6,373     $       247,973(j)

TOTAL FOREIGN EQUITY
   (COST $38,076,128)                                47,905,487



                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 26.5%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 2.5%

U.S. Treasury Bonds
   5.38%    02/15/31             $  560,000             627,726(h)
   7.13%    02/15/23                 45,000              58,410(h)
   8.13%    08/15/19 - 08/15/21     665,000             912,001(h)
U.S. Treasury Inflation
   Indexed Bonds
   2.00%    01/15/14              1,322,100           1,350,697(h)
   3.88%    04/15/29                142,657             195,596(h)
U.S. Treasury Notes
   3.88%    09/15/10                515,000             507,759
   4.13%    08/15/10                490,000             487,864(h)
   4.25%    08/15/15              2,315,000           2,300,531
                                                      6,440,584

FEDERAL AGENCIES -- 1.2%

Federal Farm Credit Bank
   3.75%    01/15/09                345,000             337,754(h)
Federal Home Loan Bank
   2.38%    02/15/06              1,235,000           1,227,825(h)
Federal Home Loan Mortgage Corp.
   3.63%    09/15/08                305,000             298,328(h)
   4.38%    07/17/15                500,000             488,755(h)
   4.75%    12/08/10                545,000             543,795(h)
   6.75%    03/15/31                 95,000             120,119(h)
                                                      3,016,576

AGENCY MORTGAGE BACKED -- 8.4%

Federal Home Loan Mortgage Corp.
   4.50%    06/01/33 - 10/01/35     329,465            313,547
   5.00%    07/01/35 - 10/01/35     223,484            218,771
   5.50%    05/01/20                 28,465             28,886
   6.00%    04/01/17 - 05/01/35     536,775            547,337
   6.50%    01/01/27 - 12/01/34     402,247            413,525
   7.00%    10/01/16 - 02/01/35     122,557            128,081
   7.50%    11/01/09 - 09/01/33      77,092             81,355
   8.00%    04/01/30 - 11/01/30       7,644              8,183
   9.00%    04/01/16 - 06/01/21     13,4711              4,570(h)



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005




                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal National Mortgage Assoc.
   4.00%    05/01/19 - 06/01/19  $  172,637     $       166,241
   4.50%    05/01/18 - 02/01/35   1,142,999           1,105,367
   5.00%    06/01/20 - 07/01/35     550,691             542,949
   5.50%    03/01/14 - 08/01/35   1,113,896           1,124,245
   6.00%    07/01/14 - 08/01/35   1,231,992           1,255,485
   6.50%    01/01/15 - 02/01/35   1,789,412           1,841,322
   7.00%    10/01/16 - 05/01/35     469,700             491,098
   7.50%    12/01/09 - 03/01/34     224,022             236,518
   8.00%    12/01/11 - 11/01/33     123,275             130,730
   8.50%    06/01/30 - 05/01/31      14,427              15,593
   9.00%    06/01/09 - 12/01/22     110,904             118,909
   4.50%    TBA                   2,105,000           2,060,925(c)
   5.00%    TBA                   4,320,000           4,250,418(c)
   5.50%    TBA                   1,665,000           1,663,959(c)
   6.00%    TBA                   3,755,000           3,817,190(c)
Government National
   Mortgage Assoc.
   4.50%    08/15/33 - 09/15/34     324,428             312,404
   6.00%    04/15/30 - 06/15/35      99,773             102,206
   6.50%    02/15/24 - 08/15/34     237,894             247,169
   7.00%    03/15/12 - 06/15/34     100,544             105,005
   8.00%    09/15/29 - 06/15/30         816                 877
   8.50%    10/15/17                117,765             127,898
   5.50%    TBA                     306,153             321,180(c)
                                                     21,791,943

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%

Collateralized Mortgage Obligation
   Trust (Class B)
   4.70%    11/01/18                  4,449               3,872(d,f)
Federal Home Loan
   Mortgage Corp.
   2.88%    10/15/18                256,964              19,915(g,i)
   3.38%    12/15/30                616,839              38,360(g,i)
   4.50%    04/15/13 - 03/15/19     559,676              63,561(g)
   4.50%    05/15/17 - 11/15/19     175,000             169,958
   4.62%    10/15/33                 85,000              66,045(i)
   5.00%    12/15/13 - 12/01/34   2,301,146             355,652(g,h)
   5.00%    05/15/20 - 11/15/34     740,000             710,569
   5.00%    09/25/43                987,624               8,642(d,g,h)
   5.50%    04/15/17 - 06/15/33     364,988              57,974(g)
   5.50%    10/15/34                127,207             129,393
   5.70%    12/15/33                 55,000              46,288(i)
   7.50%    01/15/16                 31,601              32,865
   7.50%    07/15/27                 30,549               5,566(g)
   8.00%    04/15/20                  1,725               1,721
   8.00%    02/01/23 - 07/01/24      12,460               2,597(g)
Federal Home Loan
   Mortgage STRIPS
   4.14%    08/01/27                  2,758               2,375(d,f)
Federal National Mortgage Assoc.
   1.16%    12/25/42                493,606              12,186(g,i)
   2.22%    06/25/43                774,219              34,840(g,i)
   3.17%    10/25/29                149,633              11,410(g,i)





                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------

   3.77%    09/25/42               $669,663      $        55,247(g,h,i)
   3.82%    04/25/17 - 10/25/17     340,728               27,983(g,i)
   3.87%    08/25/16                109,411               6,641(g,i)
   4.50%    05/25/18                 87,321               9,755(g)
   4.50%    12/25/19                 50,000              47,295
   4.75%    11/25/14                 63,046               5,334(g)
   5.00%    02/25/11 - 02/25/32     170,857              13,465(g)
   5.00%    03/25/35                 75,000              70,828
   5.50%    01/25/27                114,250              13,406(g)
   5.50%    07/25/34 - 02/25/35     268,812             272,889
   5.75%    02/25/35                125,000             128,261
   6.00%    12/25/34                100,000             104,500
   6.50%    12/25/34                 61,366              64,231
   6.54%    09/25/31                114,641             110,938(i)
   8.00%    07/25/14                 62,287              64,428
Federal National Mortgage
   Assoc. (Class 1)
   4.04%    11/01/34                341,556             267,054(d,f)
Federal National Mortgage
   Assoc. (Class S)
   3.27%    02/25/31                174,355              11,551(g,i)
Federal National Mortgage
   Assoc. REMIC
   4.50%    11/25/13                302,475              15,886(g)
   5.00%    10/25/22                 91,285              14,149(g)
   5.50%    08/25/33                322,893              75,506(g)
   8.18%    03/25/31                168,951             169,347(i)
Federal National Mortgage
   Assoc. REMIC (Class B)
   5.83%    12/25/22                  4,746               3,831(d,f)
Federal National Mortgage
   Assoc. REMIC (Class J)
   1080.91%  03/25/22                    22                 300(g)
Federal National Mortgage
   Assoc. REMIC (Class K)
   1008.00%  05/25/22                    16                 399(g)
Federal National Mortgage
   Assoc. STRIPS (Class 2)
   7.50%    11/01/23                 82,010              19,298(g)
   8.00%    08/01/23 - 07/01/24      27,474               5,493(g)
   8.50%    03/01/17 - 07/25/22      10,464               1,999(g)
   9.00%    05/25/22                  4,782                 972(g)
Government National
   Mortgage Assoc.
   5.00%    02/16/34                 65,000              61,831
Vendee Mortgage Trust
   13.00%   05/15/33                606,284              15,418(d,g,h)
                                                      3,432,024

ASSET BACKED -- 1.6%

American Express Credit Account
   Master Trust (Class A)
   3.91%    09/15/08                247,000             247,135(i)
Bank One Issuance Trust
   3.59%    05/17/10                 30,000              29,501




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005

                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------

Bank One Issuance Trust (Class A)
   3.80%    10/15/09            $   150,000       $     150,047(i)
   3.88%    12/15/10                150,000             150,383(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   4.20%    01/25/34                 49,485              49,665(i)
BMW Vehicle Owner Trust (Class B)
   2.93%    03/25/09                 49,000              48,400
Capital One Master Trust (Class C)
   6.70%    06/15/11                100,000             104,895(b)
Capital One Prime Auto
   Receivables Trust (Class A)
   3.85%    09/17/07                149,841             149,869(i)
Carmax Auto Owner Trust
   4.35%    03/15/10                 68,000              67,564
Chase Credit Card Master
   Trust (Class A)
   3.88%    07/15/10                200,000             200,496(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   4.08%    03/25/32                 32,431              32,509(i)
Chase Issuance Trust
   4.52%    12/15/10                273,000             271,550
Citibank Credit Card
   Issuance Trust
   3.91%    12/17/07                200,000             200,024(i)
   4.08%    03/07/08                227,000             227,322(i)
   4.45%    04/07/10                 62,000              61,430
Countrywide Home Equity
   Loan Trust (Class A)
   4.00%    07/15/27                 62,369              62,420(i)
Federal National Mortgage Assoc.
   3.95%    12/26/31                 29,371              29,289
Fleet Home Equity Loan
   Trust (Class A)
   4.05%    01/20/33                 61,817              61,880(i)
Ford Credit Floorplan Master
   Owner Trust (Class A)
   3.81%    07/15/09              1,500,000           1,500,883(i)
Honda Auto Receivables
   Owner Trust (Class A)
   4.15%    10/15/10                 76,000              75,188
Mid-State Trust
   7.54%    07/01/35                 12,987              13,641
Peco Energy Transition Trust
   6.52%    12/31/10                 46,000              49,517
Residential Asset Mortgage
   Products, Inc.
   4.07%    03/25/34                107,634             107,682(i)
Residential Asset Securities Corp.
   4.08%    07/25/32                 32,982              33,033(i)
Residential Asset Securities
   Corp. (Class A)
   4.16%    07/25/30                150,000             147,953(i)
Saxon Asset Securities Trust
   (Class A)
   4.23%    12/25/32                  4,206               4,206(i)



                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------

Volkswagen Auto Lease
   Trust (Class A)
   3.94%    10/20/10           $     45,000      $       44,445
Wells Fargo Home Equity Trust
   3.97%    09/25/24                 41,000              40,226(i)
                                                      4,161,153

CORPORATE NOTES -- 9.3%

Abbey National PLC
   7.95%    10/26/29                 90,000             116,835
AES Corp.
   8.75%    06/15/08                145,000             153,338(h)
AIG SunAmerica Global
   Financing VII
   5.85%    08/01/08                100,000             102,927(b)
Air Jamaica Ltd.
   9.38%    07/08/15                 75,000              74,813(b)
Alberta Energy Co. Ltd.
   7.38%    11/01/31                 25,000              30,946
Albertson's, Inc.
   7.50%    02/15/11                 45,000              44,078
Allegiance Corp.
   7.00%    10/15/26                 35,000              38,926
Allied Waste North America
   7.25%    03/15/15                190,000             187,150(b,h)
Allstate Life Global
   Funding Trusts
   3.85%    01/25/08                120,000             117,764
ALROSA Finance S.A.
   8.88%    11/17/14                100,000             118,500(b)
Altria Group, Inc.
   7.20%    02/01/07                 55,000              56,661
America Movil S.A. de C.V.
   9.27%    01/05/16              1,600,000             147,101(d)
American Electric Power
   Company, Inc. (Series D)
   5.25%    06/01/15                100,000             100,158(h)
American General Corp.
   7.50%    08/11/10                 55,000              60,835
American General Finance Corp.
   4.88%    07/15/12                115,000             113,249(h)
ANZ Capital Trust
   4.48%    12/31/49                 90,000              87,978(b)
Appalachian Power Co. (Series G)
   3.60%    05/15/08                 30,000              29,176
Appalachian Power Co. (Series K)
   5.00%    06/01/17                 60,000              58,050
Archer-Daniels-Midland Co.
   5.38%    09/15/35                 60,000              58,348
Assurant, Inc.
   6.75%    02/15/34                 60,000              64,672
AT&T Corp.
   9.05%    11/15/11                150,000             168,938
BAC CAP TRUST V
   5.63%    03/08/35                 90,000              87,354
Banco Mercantil del Norte S.A.
   5.88%    02/17/14                115,000             116,150(b,i)



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005




                                  PRINCIPAL
                                     AMOUNT          VALUE
--------------------------------------------------------------------------------

Banco Santander Chile
   5.38%    12/09/14             $   95,000      $       95,450(b)
Bank of America Corp.
   3.88%    01/15/08                 60,000              59,105
Bank One Corp.
   6.50%    02/01/06                160,000             161,195
Barclays Bank PLC
   7.38%    06/29/49                120,000             134,616(b,i)
Bavaria S.A.
   8.88%    11/01/10                 60,000              66,180(b)
BBVA Bancomer Capital Trust I
   10.50%   02/16/11                100,000             102,500(b,h)
BellSouth Corp.
   6.55%    06/15/34                 80,000              85,809
Boeing Co.
   8.75%    09/15/31                 40,000              57,745
British Aerospace Finance, Inc.
   7.50%    07/01/27                 50,000              58,913(b)
Burlington Northern
   Santa Fe Corp.
   8.13%    04/15/20                 80,000             101,472
Campbell Soup Co.
   5.50%    03/15/07                 85,000              85,905
Capital One Bank
   6.50%    06/13/13                 45,000              48,291
Capital One Financial Corp.
   8.75%    02/01/07                 90,000              94,454
Carolina Power & Light Co.
   5.15%    04/01/15                 40,000              40,065
   5.70%    04/01/35                 20,000              20,232
   6.13%    09/15/33                 60,000              64,519
Case New Holland Inc.
   6.00%    06/01/09                255,000             244,800(h)
Cendant Corp.
   6.25%    01/15/08                 60,000              61,433
Charter One Bank FSB
   6.38%    05/15/12                 50,000              54,043
Chesapeake Energy Corp.
   7.75%    01/15/15                165,000             175,725
China Development Bank
   5.00%    10/15/15                100,000              98,776
Citigroup, Inc.
   5.00%    03/06/07                 70,000              70,504
   6.63%    06/15/32                195,000             220,592
Clear Channel
   Communications, Inc.
   4.63%    01/15/08                 80,000              78,464
CNA Financial Corp.
   5.85%    12/15/14                120,000             119,584
CNF Inc.
   6.70%    05/01/34                 15,000              16,156
Comcast Cable Communications
   Holdings, Inc.
   9.46%    11/15/22                225,000             302,590(h)
Consolidated Natural Gas Co.
   5.38%    11/01/06                170,000             171,240(h)




                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------

Consumers Energy Co.
   5.15%    02/15/17             $   60,000       $      58,595
   5.80%    09/15/35                 60,000              59,002
Consumers Energy Co. (Series L)
   5.00%    02/15/12                 90,000              89,540
Corp Interamericana de
   Entretenimiento S.A.
   8.88%    06/14/15                 80,000              78,600(b)
Countrywide Home Loans, Inc.
   5.63%    05/15/07                 85,000              86,206(h)
COX Communications, Inc.
   5.45%    12/15/14                 90,000              89,427
CSX Corp.
   5.50%    08/01/13                 90,000              92,189
CSX Transportation, Inc.
   9.75%    06/15/20                  8,000              11,269
D.R. Horton, Inc.
   7.50%    12/01/07                 65,000              68,025
DaimlerChrysler NA Holding Corp.
   4.05%    06/04/08                 60,000              58,621
   4.75%    01/15/08                 60,000              59,770
   6.50%    11/15/13                 50,000              52,807
DBS Bank Ltd.
   5.00%    11/15/19                105,000             103,800(b,i)
Detroit Edison Co. (Series B)
   5.45%    02/15/35                 95,000              92,034
Deutsche Telekom International
   Finance BV
   3.88%    07/22/08                295,000             289,592(h)
Dex Media, Inc.
   8.50%    08/15/10                225,000             237,938(h)
Digicel Ltd.
   9.25%    09/01/12                100,000             103,500(b)
DirecTV Holdings LLC
   6.38%    06/15/15                175,000             173,688(b,h)
Dominion Resources Inc. (Series B)
   4.13%    02/15/08                120,000             118,130
Dominion Resources Inc. (Series G)
   3.66%    11/15/06                150,000             148,423(k)
Duke Capital LLC
   4.30%    05/18/06                 55,000              54,965
   4.33%    11/16/06                 95,000              94,509
   5.67%    08/15/14                 50,000              50,657
Echostar DBS Corp.
   5.75%    10/01/08                250,000             246,563(h)
El Paso Electric Co.
   6.00%    05/15/35                 95,000              97,463
Emmis Communications Corp.
   9.75%    06/15/12                 70,000              70,525(i)
Enterprise Products Operating LP
   4.00%    10/15/07                120,000             117,600(h)
EOP Operating LP (REIT)
   7.75%    11/15/07                170,000             179,899(h)
FirstEnergy Corp. (Series B)
   6.45%    11/15/11                 20,000              21,295
Flextronics International Ltd.
   6.25%    11/15/14                260,000             258,700(h)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005




                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------

Ford Motor Credit Co.
   6.63%    06/16/08               $150,000      $      146,373(h)
   7.00%    10/01/13                150,000             139,293(h)
   7.38%    10/28/09                150,000             145,300(h)
Gaz Capital for Gazprom
   8.63%    04/28/34                155,000             203,825(b)
Genentech, Inc.
   5.25%    07/15/35                 40,000              38,455(b)
General Mills, Inc.
   3.88%    11/30/07                 85,000              83,610
Georgia Power Co.
   4.88%    07/15/07                115,000             115,459
Gerdau S.A.
   8.88%    12/31/49                100,000             100,000(b)
Goodrich Corp.
   7.10%    11/15/27                 55,000              62,570
Greater Bay Bancorp
   5.25%    03/31/08                 90,000              90,498
Grupo Televisa S.A.
   6.63%    03/18/25                265,000             265,997
GTE Corp.
   6.94%    04/15/28                105,000             115,655
   7.51%    04/01/09                 60,000              64,698
Halliburton Co.
   8.75%    02/15/21                115,000             150,978
HSBC Bank USA NA
   3.88%    09/15/09                155,000             150,638
HSBC Capital Funding LP
   4.61%    12/29/49                 95,000              90,880(b,i)
HSBC Capital Funding LP
   (Series 1)
   9.55%    12/31/49                 75,000              88,956(b,i)
HSBC Finance Corp.
   6.50%    11/15/08                 70,000              73,478
   6.75%    05/15/11                175,000             189,731(h)
Indosat Tbk PT
   7.13%    06/22/12                100,000             100,625(b)
Intelsat Bermuda Ltd.
   8.63%    01/15/15                170,000             173,400(b,h)
International Business
   Machines Corp.
   3.80%    02/01/08                 60,000              59,017
International Lease
   Finance Corp.
   5.00%    04/15/10                 90,000              90,320
iStar Financial, Inc.
   4.88%    01/15/09                 30,000              29,758
   6.00%    12/15/10                 85,000              87,505
   6.05%    04/15/15                 10,000              10,197
   7.00%    03/15/08                 50,000              52,161
Jefferson Smurfit Corp. US
   7.50%    06/01/13                110,000              99,000
Kansas Gas & Electric
   5.65%    03/29/21                 50,000              49,005(b)
Kimco Realty Corp. (REIT)
   4.82%    06/01/14                 60,000              58,402




                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------


Kinder Morgan Energy
   Partners LP
   5.13%    11/15/14             $   70,000      $        69,129
Kinder Morgan, Inc.
   6.50%    09/01/12                 90,000              96,839
Kraft Foods, Inc.
   4.13%    11/12/09                 20,000              19,507
   5.25%    06/01/07                 55,000              55,535
L-3 Communications Corp.
   6.38%    10/15/15                 85,000              85,638(b)
Lyondell Chemical Co. (Series A)
   9.63%    05/01/07                150,000             157,500(h)
MacDermid, Inc.
   9.13%    07/15/11                220,000             235,400(h)
Marsh & McLennan
   Companies Inc.
   3.71%    07/13/07              1,000,000             995,418(i)
Meritage Homes Corp.
   6.25%    03/15/15                255,000             233,325(h)
MGM Mirage
   5.88%    02/27/14                265,000             251,750(h)
Midamerican Energy
   Holdings Co.
   3.50%    05/15/08                 60,000              57,817
Morgan Stanley
   4.75%    04/01/14                 90,000              86,839
Motorola, Inc.
   4.61%    11/16/07                 55,000              54,936
National Power Corp.
   8.07%    08/23/11                 60,000              60,106(b,i)
Navistar International
   Corp. (Series B)
   6.25%    03/01/12                265,000             251,750(h)
NB Capital Trust IV
   8.25%    04/15/27                195,000             210,949
Nell AF SARL
   8.38%    08/15/15                100,000              97,750(b)
Nelnet, Inc.
   5.13%    06/01/10                110,000             108,039(h)
New Cingular Wireless
   Services Inc.
   7.35%    03/01/06                 70,000              70,813
   8.75%    03/01/31                100,000             134,567
Nexen, Inc.
   5.88%    03/10/35                 60,000              58,845
Nexstar Broadcasting
   Group, Inc.
   7.00%    01/15/14                175,000             157,500
Nextel Communications, Inc.
   (Series D)
   7.38%    08/01/15                150,000             160,585
Nordea Bank AB
   5.42%    12/29/49                 50,000              50,094(b,i)
Norfolk Southern Corp.
   6.00%    04/30/08                 55,000              56,441
Norfolk Southern Railway Co.
   9.75%    06/15/20                 27,000              38,651




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005



                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------

Northeast Utilities (Series B)
   3.30%    06/01/08             $   35,000      $       33,595
Northrop Grumman Corp.
   4.08%    11/16/06                 40,000              39,792
NorthWestern Corp.
   5.88%    11/01/14                 60,000              60,614
Novelis Inc.
   7.25%    02/15/15                170,000             160,650(b)
Ocean Energy, Inc.
   4.38%    10/01/07                 50,000              49,541
Odyssey Re Holdings Corp.
   7.65%    11/01/13                100,000             105,016
Ohio Power Co. (Series E)
   6.60%    02/15/33                 35,000              39,363
Pacific Gas & Electric Co.
   6.05%    03/01/34                 45,000              46,974
PanAmSat Corp.
   9.00%    08/15/14                175,000             184,625
Park Place Entertainment
   9.38%    02/15/07                150,000             158,250(h)
Pemex Finance Ltd.
   9.03%    02/15/11                 65,000              71,806
   9.69%    08/15/09                136,000             147,723
Pemex Project Funding
   Master Trust
   6.13%    08/15/08                160,000             164,706
   7.38%    12/15/14                 45,000              50,065
Pepco Holdings, Inc.
   4.50%    06/01/10                 60,000              60,236(i)
   5.50%    08/15/07                 80,000              81,049
Petrobras International
   Finance Co.
   7.75%    09/15/14                 35,000              37,888
Petro-Canada
   5.95%    05/15/35                120,000             120,075
Procter & Gamble - Esop
   (Series A)
   9.36%    01/01/21                125,000             163,001
PSI Energy, Inc.
   6.65%    06/15/06                 75,000              76,092
Public Service Company of
   New Mexico
   4.40%    09/15/08                 80,000              79,014
Puget Energy, Inc.
   3.36%    06/01/08                 35,000              33,736
   5.48%    06/01/35                 60,000              58,435
Quest Diagnostics Inc.
   6.75%    07/12/06                 70,000              71,091
Qwest Corp.
   7.63%    06/15/15                200,000             204,250(b,h)
Rabobank Capital Funding II
   5.26%    12/31/49                130,000             130,363(b,i)
Rabobank Capital Funding Trust
   5.25%    12/29/49                 60,000              59,779(b,i)
RBS Capital Trust I
   5.51%    09/29/49                 90,000              90,852(i)




                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------


Resona Preferred Global
   Securities Cayman Ltd.
   7.19%    12/29/49            $   185,000       $     191,523(b,i)
Royal Bank of Scotland
   Group PLC
   7.65%    08/31/49                 65,000              78,867(i)
Royal Bank of Scotland
   Group PLC ADR
   9.12%    03/31/49                 35,000              40,691
Russian Standard Finance S.A.
   7.50%    10/07/10                100,000             100,000(b)
San Diego Gas & Electric Co.
   5.35%    05/15/35                 30,000              29,280
SBC Communications, Inc.
   5.10%    09/15/14                 75,000              74,319
Simon Property Group LP (REIT)
   4.60%    06/15/10                 60,000              59,167
   4.88%    08/15/10                 15,000              14,937
Sinclair Broadcast Group, Inc.
   8.00%    03/15/12                175,000             179,156
Sprint Capital Corp.
   6.00%    01/15/07                150,000             152,620
   8.38%    03/15/12                 90,000             105,886
   8.75%    03/15/32                180,000             241,500(h)
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%    12/03/14                 60,000              60,000(i)
State of Illinois
   4.95%    06/01/23                 25,000              24,480
   5.10%    06/01/33                 60,000              59,425
Stewart Enterprises, Inc.
   6.25%    02/15/13                190,000             180,500(b,h)
Sumitomo Mitsui Banking Corp.
   5.63%    07/29/49                 40,000              39,808(b,i)
Telefonos de Mexico S.A. de C.V.
   4.50%    11/19/08                200,000             197,116
TELUS Corp.
   7.50%    06/01/07                135,000             140,798
   8.00%    06/01/11                 60,000              68,756
Thomson Corp.
   5.50%    08/15/35                 60,000              59,001
Time Warner Entertainment Co. LP
   8.38%    07/15/33                 85,000             106,204
Time Warner, Inc.
   6.88%    05/01/12                 10,000              10,924
Toyota Motor Credit Corp.
   3.82%    09/15/06              2,000,000           1,999,260(i)
Transcontinental Gas Pipe
   Line Corp.
   6.25%    01/15/08                225,000             227,531
TXU Electric Delivery Co.
   5.00%    09/01/07                 65,000              65,249
   6.38%    05/01/12                 65,000              69,853
Tyco International Group S.A.
   5.80%    08/01/06                110,000             111,035
Tyson Foods, Inc.
   7.25%    10/01/06                 65,000              66,613




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005


                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------

UBS Preferred Funding Trust I
   8.62%    10/29/49             $   55,000      $       63,686(i)
UFJ Finance Aruba AEC
   6.75%    07/15/13                 60,000              65,776
Union Pacific Corp.
   6.65%    01/15/11                 40,000              43,198
United Rentals North America, Inc.
   7.75%    11/15/13                180,000             173,700(h)
United Utilities PLC
   6.45%    04/01/08                 60,000              62,155
Valero Energy Corp.
   3.50%    04/01/09                 30,000              28,668
Verizon
   6.50%    09/15/11                 60,000              63,079
Verizon Global Funding Corp.
   7.75%    06/15/32                 75,000              91,602
Viacom, Inc.
   5.63%    05/01/07                 15,000              15,178
VTB Capital S.A.
   6.25%    07/02/35                260,000             270,725(b)
   6.58%    07/30/07                 54,000              56,225(i)
Wells Fargo & Co.
   5.25%    12/01/07                 30,000              30,425
Westar Energy, Inc.
   5.15%    01/01/17                 40,000              39,734
Westfield Capital
   Corporation Limited
   4.38%    11/15/10                 85,000              82,947(b)
Westlake Chemical Corp.
   8.75%    07/15/11                130,000             140,075
Weyerhaeuser Co.
   6.13%    03/15/07                 40,000              40,664
Wisconsin Electric Power
   3.50%    12/01/07                 70,000              68,291
Wisconsin Energy Corp.
   5.88%    04/01/06                 39,000              39,268
                                                     23,977,620

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%

Bank of America Alternative
   Loan Trust
   6.50%    07/25/35                 97,856             100,449
Bear Stearns Commercial
   Mortgage Securities
   6.02%    02/14/31                150,000             155,133
CalSTRS Trust
   4.13%    11/20/12                167,000             165,181(b)
Crusade Global Trust (Class A)
   4.08%    09/18/34                 52,379              52,479(i)
CS First Boston Mortgage
   Securities Corp.
   4.73%    07/15/37              1,364,000              44,717(b,d,g)
CS First Boston Mortgage
   Securities Corp. (Class A)
   4.51%    07/15/37                 82,000              80,774



                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------

DLJ Commercial Mortgage Corp.
   6.24%    11/12/31            $   400,000      $      415,993
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35                 47,230              48,906
GMAC Commercial Mortgage
   Securities, Inc.
   6.42%    05/15/35                537,236             557,971
   6.47%    04/15/34                 50,000              53,458
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   4.71%    12/10/41              2,399,000              68,320(d,g)
Impac CMB Trust (Class A)
   4.21%    12/25/33                187,458             187,679(i)
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   1.33%    01/12/39              1,295,803              57,073(b,h,g)
   6.47%    11/15/35                 71,000              76,612
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
   4.92%    10/15/37                 98,000              97,519(i)
LB-UBS Commercial
   Mortgage Trust
   4.06%    09/15/27                158,000             154,108(i)
   4.51%    12/15/29                 83,000              81,319
   4.53%    01/15/36                575,111              41,875(b,d)
   4.67%    01/18/12              1,798,000              62,458(d,h,g)
   4.87%    03/15/34                481,707               8,129(b,d,g)
   6.45%    02/15/40              1,397,587              30,870(b,d,h,g)
   8.90%    03/15/36              1,449,296              38,950(b,d,h,g)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16                 28,000              30,468(b)
LB-UBS Commercial Mortgage
   Trust (Class X)
   7.00%    12/15/39              1,260,416              22,831(b,d,g)
Master Alternative Loans Trust
   5.00%    08/25/18                 88,353              11,983(g)
   6.50%    08/25/34 - 05/25/35                         229,192236,896
Master Alternative Loans
   Trust (Class 3)
   6.50%    01/25/35                102,083             105,672
Morgan Stanley Capital I
   7.11%    04/15/33                119,000             127,977
Morgan Stanley Dean
   Witter Capital I
   4.59%    04/15/34                353,141               8,983(b,d,g)
   4.82%    10/15/35                544,763              13,244(b,d,g)
   7.20%    10/15/33                 25,000              27,277
Morgan Stanley Dean
   Witter Capital I (Class A)
   6.39%    10/15/35                 91,000              98,026
   6.54%    02/15/31                 85,867              89,272




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005




                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------


Nomura Asset Securities
   Corp. (Class A)
   6.59%    03/15/30               $246,000     $       256,575
Puma Finance Ltd. (Class A)
   3.74%    10/11/34                 92,660              92,759(i)
   4.12%    03/25/34                139,601             139,766(i)
Residential Asset Securitization
   Trust (Class A)
   4.23%    05/25/35                859,308             857,107(i)
Structured Asset Securities
   Corp. (Class X)
   2.06%    02/25/28                122,651               6,363(g)
                                                      4,705,172

SOVEREIGN BONDS -- 0.4%

Government of Argentina
   7.70%    08/03/12                 80,000              64,520(d)
Government of Bahamas
   6.63%    05/15/33                 45,000              52,009(b)
Government of Brazil
   8.25%    01/20/34                 80,000              80,400
   8.75%    02/04/25                 80,000              84,520(h)
Government of Colombia
   8.13%    05/21/24                 80,000              86,120
Government of Jamaica
   9.00%    06/02/15                 50,000              51,675
Government of Mexico
   6.75%    09/27/34                 10,000              10,650
Government of Philippine
   8.88%    03/17/15                 80,000              85,400
   9.50%    02/02/30                 80,000              85,800
Government of Uruguay
   9.25%    05/17/17                100,000             112,125
Government of Venezuela
   7.00%    12/01/18                155,000             152,675
   9.25%    09/15/27                 80,000              94,640
                                                        960,534

TOTAL BONDS AND NOTES
   (COST $69,543,368)                                68,485,606


                                     NUMBER
                                  OF SHARES            VALUE
--------------------------------------------------------------------------------


EXCHANGE TRADED FUNDS -- 1.9%
--------------------------------------------------------------------------------


Financial Select Sector
   SPDR Fund                         33,059             975,902
Industrial Select Sector
   SPDR Fund                        130,237           3,927,948

TOTAL EXCHANGE TRADED FUNDS
   (COST $4,422,852)                                  4,903,850






                                  NUMBER OF
                                  CONTRACTS             VALUE

PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

CALL OPTIONS

U.S. Treasury Notes 2 Yr. Futures
   (COST $1,991)                    980,000                  --

PUT OPTIONS

Eurodollar Futures
   (COST $1,205)                          5       $       2,281

TOTAL PURCHASED OPTIONS
   (COST $3,196)                                          2,281


TOTAL INVESTMENTS IN SECURITIES
   (COST $240,680,383)                              260,745,130



                                     NUMBER
                                  OF SHARES             VALUE
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 9.5%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 3.5%

GEI Short Term Investment Fund
   3.83%                          8,930,744           8,930,744(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 6.0%

State Street Navigator Securities
   Lending Prime Portfolio
   3.82%                         15,461,345          15,461,345(d,e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $24,392,089)                                24,392,089


TOTAL INVESTMENTS
   (COST $265,072,472)                              285,137,219


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (10.5)%                                   (27,128,331)
                                                   ------------


NET ASSETS -- 100.0%                               $258,008,888
                                                   ============




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE STRATEGIC INVESTMENT FUND
Schedule of Investments

                                                              September 30, 2005




OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following written option contracts open at September 30, 2005:

                     EXPIRATION DATE/    NUMBER OF
CALL OPTIONS           STRIKE PRICE      CONTRACTS    VALUE
--------------------------------------------------------------------------------

U.S. Treasury Notes
  10 Yr. Futures
  (Written Option
  Premium $1685)     Oct 05 / $101.68     220,000$       (9)


The GE Strategic Investment Fund had the following long futures contracts open at September 30, 2005:

                               NUMBER      CURRENT    UNREALIZED
                 EXPIRATION      OF       NOTIONAL   APPRECIATION/
DESCRIPTION         DATE      CONTRACTS     VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------

U.S. Treasury
  Notes 5 Yr.
  Futures      December 2005    30      $3,205,781    $(20,525)


The GE Strategic Investment Fund had the following short futures contracts open at September 30, 2005:

                               NUMBER      CURRENT    UNREALIZED
                 EXPIRATION      OF       NOTIONAL   APPRECIATION/
DESCRIPTION         DATE      CONTRACTS    VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------

S&P 500 Index
  Futures       December 2005     3     $(925,725)     $(10,250)

U.S. Treasury
  Notes 10 Yr.
  Futures       December 2005     5      (549,609)        1,708
                                                       --------
                                                       $(29,067)
                                                       ========

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Government Securities Fund

Q&A

THE GE GOVERNMENT SECURITIES FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, WILLIAM M. HEALEY AND JOSEPH M. RUTIGLIANO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. HEALEY CHOOSES THE PORTFOLIO MANAGERS FOR THE TEAM, OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER HAS DISCRETIONARY AUTHORITY OVER HIS PORTION OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Government Securities Fund returned 2.08% for Class A shares, 1.44% for Class B shares, and 1.44% for Class C shares. The Lehman Government Index, the Fund's benchmark, returned 2.47% and the Fund's Lipper peer group of 96 Intermediate U.S. Government Funds returned an average of 1.77% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Fund performance was positively impacted during the period by yield curve positioning which took advantage of the flattening yield curve. The yield spread between 2-year and 10-year Treasury note yields narrowed 130 basis points in the twelve months ending September 30. Security selection in treasury inflation-indexed securities also contributed positively as TIPS outperformed nominal treasuries with the rise in inflation expectations. On the downside, portfolio duration relative to the benchmark caused a slight drag on performance.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. Economic growth in the U.S. over the last twelve months was solid, supported by a strong housing market and healthy consumer spending. Strong growth and rising inflation expectations kept the Federal Reserve vigilant in its pursuit of removing accommodative policy at a "measured" pace. Since September 30, 2004, the central bank raised its fed funds target 200 basis points in eight quarter-point increments to 3.75%. Recent economic data has been mixed. Personal consumption has softened, while employment growth remains respectable. Purchasing manager reports were conflicted with the manufacturing sector gaining strength and the non-manufacturing sector losing strength. The prices paid index from both reports, however, rose in September. The full economic impact of hurricanes Katrina and Rita are yet unknown, however, the Fed has viewed inflation a higher risk than an economic slowdown, thus giving no indication at its latest meeting of taking a pause from further rate hikes.

[PHOTO OMITTED]

PICTURED TO THE RIGHT:
WILLIAM M. HEALEY

GE Government Securities Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,020.55                             4.36

     Class B                         1,000.00                           1,016.71                             8.19

     Class C                         1,000.00                           1,016.69                             8.18

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.58                             4.32

     Class B                         1,000.00                           1,016.88                             8.11

     Class C                         1,000.00                           1,016.89                             8.10
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.85% FOR CLASS A, 1.60% FOR CLASS B, 1.60% FOR CLASS C, (FROM PERIOD APRIL 01, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 2.06% FOR CLASS A SHARES, 1.67% FOR CLASS B SHARES, AND 1.67% FOR CLASS C SHARES.

GE Government Securities Fund

FIVE YEAR TREASURY NOTE
YIELD HISTORY
10/1/04 -- 9/30/05

[Line chart omitted -- plot points are as follows:]

High                         4.33%
Low                          3.24%
Average                      3.81%

          Date               Yield
-----------------------------------------------
        10/1/04              3.43%
        10/4/04              3.42%
        10/5/04              3.42%
        10/6/04              3.48%
        10/7/04              3.53%
        10/8/04              3.39%
       10/11/04              3.39%
       10/12/04              3.36%
       10/13/04              3.31%
       10/14/04              3.26%
       10/15/04              3.31%
       10/18/04              3.30%
       10/19/04              3.30%
       10/20/04              3.25%
       10/21/04              3.28%
       10/22/04              3.25%
       10/25/04              3.24%
       10/26/04              3.27%
       10/27/04              3.35%
       10/28/04              3.31%
       10/29/04              3.28%
        11/1/04              3.33%
        11/2/04              3.31%
        11/3/04              3.33%
        11/4/04              3.35%
        11/5/04              3.48%
        11/8/04              3.52%
        11/9/04              3.53%
       11/10/04              3.56%
       11/11/04              3.56%
       11/12/04              3.51%
       11/15/04              3.53%
       11/16/04              3.55%
       11/17/04              3.46%
       11/18/04              3.47%
       11/19/04              3.57%
       11/22/04              3.56%
       11/23/04              3.58%
       11/24/04              3.63%
       11/25/04              3.60%
       11/26/04              3.63%
       11/29/04              3.70%
       11/30/04              3.69%
        12/1/04              3.71%
        12/2/04              3.75%
        12/3/04              3.59%
        12/6/04              3.58%
        12/7/04              3.58%
        12/8/04              3.49%
        12/9/04              3.55%
       12/10/04              3.53%
       12/13/04              3.54%
       12/14/04              3.52%
       12/15/04              3.48%
       12/16/04              3.57%
       12/17/04              3.58%
       12/20/04              3.57%
       12/21/04              3.56%
       12/22/04              3.56%
       12/23/04              3.57%
       12/24/04              3.57%
       12/27/04              3.65%
       12/28/04              3.65%
       12/29/04              3.69%
       12/30/04              3.63%
       12/31/04              3.61%
         1/3/05              3.62%
         1/4/05              3.71%
         1/5/05              3.72%
         1/6/05              3.68%
         1/7/05              3.72%
        1/10/05              3.73%
        1/11/05              3.71%
        1/12/05              3.70%
        1/13/05              3.65%
        1/14/05              3.71%
        1/17/05              3.71%
        1/18/05              3.71%
        1/19/05              3.70%
        1/20/05              3.68%
        1/21/05              3.64%
        1/24/05              3.65%
        1/25/05              3.71%
        1/26/05              3.73%
        1/27/05              3.76%
        1/28/05              3.69%
        1/31/05              3.70%
         2/1/05              3.70%
         2/2/05              3.72%
         2/3/05              3.76%
         2/4/05              3.67%
         2/7/05              3.67%
         2/8/05              3.66%
         2/9/05              3.64%
        2/10/05              3.66%
        2/11/05              3.69%
        2/14/05              3.69%
        2/15/05              3.71%
        2/16/05              3.78%
        2/17/05              3.78%
        2/18/05              3.87%
        2/21/05              3.86%
        2/22/05              3.87%
        2/23/05              3.86%
        2/24/05              3.90%
        2/25/05              3.90%
        2/28/05              4.01%
         3/1/05              4.00%
         3/2/05              4.00%
         3/3/05              4.00%
         3/4/05              3.96%
         3/7/05              3.98%
         3/8/05              4.05%
         3/9/05              4.14%
        3/10/05              4.14%
        3/11/05              4.22%
        3/14/05              4.19%
        3/15/05              4.22%
        3/16/05              4.17%
        3/17/05              4.14%
        3/18/05              4.17%
        3/21/05              4.17%
        3/22/05              4.31%
        3/23/05              4.27%
        3/24/05              4.32%
        3/25/05              4.31%
        3/28/05              4.33%
        3/29/05              4.27%
        3/30/05              4.25%
        3/31/05              4.17%
         4/1/05              4.13%
         4/4/05              4.12%
         4/5/05              4.13%
         4/6/05              4.08%
         4/7/05              4.13%
         4/8/05              4.14%
        4/11/05              4.11%
        4/12/05              4.03%
        4/13/05              4.02%
        4/14/05              3.94%
        4/15/05              3.87%
        4/18/05              3.92%
        4/19/05              3.85%
        4/20/05              3.83%
        4/21/05              3.96%
        4/22/05              3.92%
        4/25/05              3.94%
        4/26/05              3.96%
        4/27/05              3.91%
        4/28/05              3.81%
        4/29/05              3.90%
         5/2/05              3.88%
         5/3/05              3.87%
         5/4/05              3.85%
         5/5/05              3.81%
         5/6/05              3.95%
         5/9/05              3.99%
        5/10/05              3.90%
        5/11/05              3.90%
        5/12/05              3.87%
        5/13/05              3.82%
        5/16/05              3.83%
        5/17/05              3.81%
        5/18/05              3.80%
        5/19/05              3.85%
        5/20/05              3.87%
        5/23/05              3.81%
        5/24/05              3.77%
        5/25/05              3.81%
        5/26/05              3.81%
        5/27/05              3.81%
        5/30/05              3.81%
        5/31/05              3.74%
         6/1/05              3.62%
         6/2/05              3.66%
         6/3/05              3.73%
         6/6/05              3.72%
         6/7/05              3.68%
         6/8/05              3.72%
         6/9/05              3.74%
        6/10/05              3.85%
        6/13/05              3.87%
        6/14/05              3.87%
        6/15/05              3.88%
        6/16/05              3.84%
        6/17/05              3.86%
        6/20/05              3.89%
        6/21/05              3.83%
        6/22/05              3.72%
        6/23/05              3.73%
        6/24/05              3.70%
        6/27/05              3.68%
        6/28/05              3.76%
        6/29/05              3.76%
        6/30/05              3.70%
         7/1/05              3.83%
         7/4/05              3.83%
         7/5/05              3.89%
         7/6/05              3.86%
         7/7/05              3.84%
         7/8/05              3.88%
        7/11/05              3.89%
        7/12/05              3.94%
        7/13/05              3.95%
        7/14/05              3.97%
        7/15/05              3.97%
        7/18/05              4.02%
        7/19/05              3.99%
        7/20/05              3.98%
        7/21/05              4.09%
        7/22/05              4.03%
        7/25/05              4.06%
        7/26/05              4.05%
        7/27/05              4.09%
        7/28/05              4.03%
        7/29/05              4.12%
         8/1/05              4.15%
         8/2/05              4.16%
         8/3/05              4.12%
         8/4/05              4.14%
         8/5/05              4.23%
         8/8/05              4.28%
         8/9/05              4.23%
        8/10/05              4.23%
        8/11/05              4.17%
        8/12/05              4.12%
        8/15/05              4.16%
        8/16/05              4.07%
        8/17/05              4.14%
        8/18/05              4.07%
        8/19/05              4.08%
        8/22/05              4.07%
        8/23/05              4.04%
        8/24/05              4.03%
        8/25/05              4.04%
        8/26/05              4.09%
        8/29/05              4.07%
        8/30/05              3.97%
        8/31/05              3.86%
         9/1/05              3.83%
         9/2/05              3.85%
         9/5/05              3.84%
         9/6/05              3.90%
         9/7/05              3.94%
         9/8/05              3.95%
         9/9/05              3.93%
        9/12/05              3.98%
        9/13/05              3.92%
        9/14/05              3.96%
        9/15/05              3.99%
        9/16/05              4.06%
        9/19/05              4.02%
        9/20/05              4.05%
        9/21/05              3.97%
        9/22/05              3.99%
        9/23/05              4.07%
        9/26/05              4.11%
        9/27/05              4.11%
        9/28/05              4.10%
        9/29/05              4.15%
        9/30/05              4.19%

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek a high level of current income consistent with safety of principal by investing at least 80% of its net assets in U.S. Government securities under normal market conditions.

LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government
Peer Group
Based on average annual total returns for the periods ended 9/30/05

                   ONE      FIVE          TEN
                  YEAR      YEAR          YEAR
                  ----      ----         -----
Number of
Funds in
peer group:        96        80            49
----------------------------------------------
Peer group
average annual
total return:   1.77%     5.23%         5.48%
----------------------------------------------
Lipper categories in peer group:
Intermediate U.S. Government Funds


CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[Line chart omitted -- plot points are as follows:]


GE Government Securities

                      GE Government              Securities Fund              LB Government
                     Securities Fund                 w/load                     Bond Index
--------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,575.00                   $10,000.00
09/96                10,375.01                     9,934.07                    10,442.04
09/97                11,353.63                    10,871.10                    11,397.37
09/98                12,671.90                    12,133.35                    12,947.85
09/99                12,417.05                    11,889.32                    12,725.81
09/00                13,221.55                    12,659.63                    13,639.45
09/01                14,842.83                    14,212.01                    15,447.94
09/02                16,235.02                    15,545.03                    16,998.30
09/03                16,714.30                    16,003.94                    17,601.59
09/04                16,981.95                    16,260.22                    18,045.96
09/05                17,335.14                    16,598.40                    18,490.94

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE      FIVE    TEN
                   YEAR     YEAR    YEAR
                   ----     ----    ----
GE Government
  Securities       2.08%    5.57%   5.66%

GE Government
  Securities
  W/LOAD          -2.26%    4.65%   5.20%
  MAXIMUM LOAD
   OF 4.25%

LB Government
  Bond Index       2.47%    6.28%   6.34%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                      GE Government                LB Government
                     Securities Fund                Bond Index
----------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                10,375.01                    10,442.04
09/97                11,353.63                    11,397.37
09/98                12,671.90                    12,947.85
09/99                12,417.05                    12,725.81
09/00                13,221.55                    13,639.45
09/01                14,842.83                    15,447.94
09/02                16,235.02                    16,998.30
09/03                16,714.30                    17,601.59
09/04                16,981.95                    18,045.96
09/05                17,335.14                    18,490.94

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE      FIVE     TEN
                   YEAR     YEAR    YEAR
                   ----     ----    ----
GE Government
  Securities       1.44%    4.81%   5.08%

LB Government
  Bond Index       2.47%    6.28%   6.34%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                      GE Government                LB Government
                     Securities Fund                Bond Index
----------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                10,273.14                    10,269.80
09/00                10,607.84                    10,717.94
03/01                11,334.59                    11,536.00
09/01                11,851.16                    12,139.06
03/02                11,666.38                    11,990.68
09/02                12,844.71                    13,357.34
03/03                13,021.27                    13,598.03
09/03                13,126.31                    13,831.41
03/04                13,341.45                    14,175.21
09/04                13,238.36                    14,180.60
03/05                13,208.77                    14,190.63
09/05                13,429.28                    14,530.27

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE       FIVE     SINCE
                   YEAR      YEAR   INCEPTION
                   ----      ----   ---------
GE Government
  Securities       1.44%    4.83%    5.03%
LB Government
  Bond Index       2.47%    6.28%    6.43%

AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE GOVERNMENT SECURITIES FUND
Schedule of Investments

                                                              September 30, 2005

GE GOVERNMENT SECURITIES FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $204,851
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

[Pie chart omitted -- plot points are as follows:]

U.S. Treasuries                               45.7%
Short-Term & Other                            27.9%
Federal Agencies                              19.3%
Mortgage Backed                                4.9%
Corporate Notes                                2.2%




                                  PRINCIPAL
                                     AMOUNT            VALUE


BONDS AND NOTES -- 87.1%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 59.6%

U.S. Treasury Bonds
   5.38%    02/15/31           $  4,020,000      $    4,506,179(j)
   7.13%    02/15/23              8,000,000          10,384,000
   8.13%    08/15/19 - 08/15/21   6,750,000           9,233,424(h)
U.S. Treasury Inflation
   Indexed Bonds
   2.00%    01/15/14              4,458,121           4,554,550
   3.88%    04/15/29                297,203             407,491
U.S. Treasury Notes
   3.00%    11/15/07              5,775,000           5,640,269(j)
   3.13%    05/15/07              2,945,000           2,896,584
   3.88%    09/15/10             18,950,000          18,683,563(j)
   4.00%    08/31/07             19,000,000          18,936,350(j)
   4.13%    08/15/08              3,500,000           3,495,065
   4.25%    08/15/15             14,460,000          14,369,625(j)
   4.88%    02/15/12                500,000             516,870
                                                     93,623,970

FEDERAL AGENCIES -- 25.1%

Federal Farm Credit Bank
   3.75%    01/15/09                835,000             817,462
Federal Home Loan Bank
   2.38%    02/15/06              6,815,000           6,775,405
   2.63%    10/16/06              2,750,000           2,702,092
Federal Home Loan
   Mortgage Corp.
   2.88%    05/15/07              6,800,000           6,646,160
   3.00%    09/29/06              2,700,000           2,664,440
   3.63%    09/15/08             10,025,000           9,805,694



                                  PRINCIPAL
                                     AMOUNT          VALUE
--------------------------------------------------------------------------------

   4.38%    07/17/15             $6,035,000      $    5,899,267
   6.75%    03/15/31              3,300,000           4,172,545
                                                     39,483,065

AGENCY MORTGAGE BACKED -- 1.7%

Federal Home Loan Mortgage Corp.
   6.50%    04/01/31                  5,587               5,753
   7.00%    12/01/26 - 02/01/30      11,224              11,738
   7.50%    02/01/07 - 04/01/12     595,570             628,254
   9.00%    12/01/14                182,158             196,109
Federal National Mortgage Assoc.
   6.00%    06/01/35                 99,120             100,798
   7.00%    02/01/30                 32,585              34,074
   7.50%    12/01/23                126,727             134,686
   9.00%    06/01/09 - 07/01/21      50,655              54,104
   5.00%    TBA                   1,000,000             997,188(c)
Government National
   Mortgage Assoc.
   8.50%    05/15/21 - 03/15/23      46,658              51,231
   9.00%    07/15/16                374,902             413,388
                                                      2,627,323

ASSET BACKED -- 0.4%

Accredited Mortgage Loan
   Trust (Class A)
   4.13%    07/25/34                649,309             650,251(i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%

Morgan Stanley Dean Witter
   Capital I (Class A)
   6.54%    02/15/31                429,337             446,362

TOTAL BONDS AND NOTES
   (COST $136,086,952)                              136,830,971



                                  NUMBER OF
                                  CONTRACTS         VALUE
--------------------------------------------------------------------------------


PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------


PUT OPTIONS

Euro Dollar Futures
   (COST $3,615)                         15         6,844

CALL OPTIONS

U.S. Treasury Notes 2 Yr. Futures
   (COST $5,312)                  2,615,000            --

TOTAL PURCHASED OPTIONS
   (COST $8,927)                                    6,844



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE GOVERNMENT SECURITIES FUND
Schedule of Investments

                                                              September 30, 2005



                                  PRINCIPAL
                                     AMOUNT              VALUE


SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 19.2%
--------------------------------------------------------------------------------


ASSET BACKED -- 11.9%

Bank One Issuance Trust (Class A)
   3.80%    10/15/09             $1,000,000      $    1,000,310(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   4.20%    01/25/34                 20,619              20,694(i)
Capital Auto Receivables Asset
   Trust (Class A)
   3.83%    04/15/08              2,000,000           2,000,965(i)
Countrywide Home Equity Loan
   Trust (Class A)
   4.01%    05/15/28              1,737,159           1,738,336(i)
First USA Credit Card Master
   Trust (Class A)
   3.94%    05/17/10              1,000,000           1,002,763(i)
Long Beach Mortgage Loan Trust
   3.95%    09/25/35              1,963,831           1,963,788(i)
   4.10%    11/25/34                595,703             596,243(i)
Option One Mortgage Loan
   Trust (Class A)
   4.25%    02/25/33                667,124             669,112(i)
Providian Gateway Master
   Trust (Class A)
   4.13%    07/15/11                800,000             806,602(b,i)
Residential Asset Mortgage
   Products, Inc.
   4.16%    12/25/33                224,768             225,465(i)
Residential Asset Mortgage
   Products, Inc. (Class A)
   4.13%    01/25/34                403,399             404,135(i)
Residential Asset Securities
   Corp. (Class A)
   4.15%    11/25/33              3,979,888           3,989,230(i)
Saxon Asset Securities Trust
   4.06%    05/25/35              2,272,787           2,273,969(i)
Structured Asset Securities Corp.
   4.03%    02/25/35              2,000,000           2,001,596(i)
                                                     18,693,208

CORPORATE NOTES -- 2.9%

Countrywide Financial Corp.
   3.92%    09/13/06              1,000,000             999,635(i)
Countrywide Home Loans, Inc.
   4.13%    03/29/06              1,500,000           1,500,310(i)
Prudential Financial, Inc.
   4.00%    06/13/08              2,000,000           2,000,392(i)
                                                      4,500,337

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS -- 4.4%

Crusade Global Trust (Class A)
   4.08%    09/18/34                842,614             844,226(i)
Granite Master Issuer PLC
   3.97%    12/20/24              2,000,000           1,999,972(i)






                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------

Impac CMB Trust
   4.16%    08/25/33           $  1,677,213     $     1,677,653(i)
Impac CMB Trust (Class A)
   4.21%    12/25/33                368,784            369,218(i)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
   3.94%    10/15/17              1,000,000          1,000,611(b,i)
Residential Accredit Loans, Inc.
   4.13%    03/25/34                661,923            662,587(i)
Thornburg Mortgage Securities
   Trust (Class A)
   4.17%    04/25/43                396,276             395,432(i)
                                                      6,949,699

TOTAL SECURITIES PURCHASED WITH COLLATERAL
   FROM SECURITIES ON LOAN
   (COST $30,138,587*)                               30,143,244


TOTAL INVESTMENTS IN SECURITIES
   (COST $166,234,466)                              166,981,059



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 24.1%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 11.5%


U.S. GOVERNMENTS -- 5.1%
Federal Home Loan Bank
   Discount Notes
   4.88%    10/04/05              8,100,000           8,097,806(d)

COMMERCIAL PAPER -- 6.4%

Falcon Asset Securitization
   3.77%    10/04/05              2,200,000           2,199,309
Morgan Stanley Dean Witter
   3.81%    10/04/05              7,800,000           7,797,523
                                                      9,996,832

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 12.6%

COMMERCIAL PAPER -- 12.6%

Harwood Street Funding
   3.93%    10/03/05             13,000,000          12,997,162
Jupiter Securitization Corp.
   3.80%    10/04/05              6,780,000           6,777,853
                                                     19,775,015

TOTAL SHORT-TERM INVESTMENTS
   (COST $37,869,653)                                37,869,653


TOTAL INVESTMENTS
   (COST $204,104,119)                              204,850,712

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (30.4)%                                   (47,721,493)
                                                   ------------

NET ASSETS -- 100.0%                              $ 157,129,219
                                                  =============


* $27,521,792 OF THE COST OF THESE SECURITIES REFLECTS THE INVESTMENT OF CASH COLLATERAL FROM SECURITIES ON LOAN AT SEPTEMBER 30, 2005.

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE GOVERNMENT SECURITIES FUND
Schedule of Investments

                                                              September 30, 2005




OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Government Securities Fund had the following written option contracts open at September 30, 2005:

                     EXPIRATION DATE/    NUMBER OF
CALL OPTIONS           STRIKE PRICE      CONTRACTS    VALUE
--------------------------------------------------------------------------------
U.S. Treasury Notes
  10 Yr. Futures
  (Written Option
  Premium $4,517)    Oct-05 / $101.68     590,000    $ (23)

The GE Government Securities Fund had the following long futures contracts open at September 30, 2005:

                             NUMBER    CURRENT    UNREALIZED
               EXPIRATION      OF     NOTIONAL   APPRECIATION/
DESCRIPTION       DATE      CONTRACTS   VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 5 Yr.
  Futures     December 2005    40    $4,274,375    $(28,226)

The GE Government Securities Fund had the following short futures contracts open at September 30, 2005:

                             NUMBER    CURRENT    UNREALIZED
               EXPIRATION      OF     NOTIONAL   APPRECIATION/
DESCRIPTION       DATE      CONTRACTS   VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury
  Notes 10 Yr.
  Futures     December 2005    10   $(1,099,219)  $  3,636
                                                  --------
                                                  $(24,590)
                                                  ========

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Short-Term Government Fund

Q & A

THE GE SHORT-TERM GOVERNMENT FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, ERIC H. GOULD, WILLIAM M. HEALEY AND JOSEPH M. RUTIGLIANO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. COLONNA CHOOSES THE PORTFOLIO MANAGERS FOR THE TEAM, OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER HAS DISCRETIONARY AUTHORITY OVER HIS PORTION OF THE FUND. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.


Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Short-Term Government Fund returned 1.08% for Class A shares, 0.47% for Class B shares, 0.32% for Class C shares, and 1.32% for Class Y shares. The Lehman Brothers 1-3-Year Government Bond Index, the Fund's benchmark, returned 1.09% and the Fund's Lipper peer group of 79 Short U.S. Government Funds returned an average of 1.09% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. The main source of Fund performance relative to the benchmark was the Fund's exposure to high quality mortgage-backed securities, which offered a considerable yield advantage over duration-matched government securities. Mortgage-backed spreads tightened dramatically in the final quarter of 2004 as volatility moved lower, but then drifted wider throughout the first nine months of 2005.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. Economic growth in the U.S. over the last twelve months was solid, supported by a strong housing market and healthy consumer spending. Strong growth and rising inflation expectations kept the Federal Reserve vigilant in its pursuit of removing accommodative policy at a "measured" pace. Since September 30, 2004, the central bank raised its fed funds target 200 basis points in eight quarter-point increments to 3.75%. Recent economic data has been mixed. Personal consumption has softened, while employment growth remains respectable. Purchasing manager reports were conflicted with the manufacturing sector gaining strength and the non-manufacturing sector losing strength. The prices paid index from both reports, however, rose in September. The full economic impact of hurricanes Katrina and Rita are yet unknown, however, the Fed has viewed inflation a higher risk than an economic slowdown, thus giving no indication at its latest meeting of taking pause from further rate hikes.

[PHOTO OMITTED]

PICTURED TO THE RIGHT:
PAUL M. COLONNA

GE Short-Term Government Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2005 - SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,012.82                             4.05

     Class B                         1,000.00                           1,009.77                             7.08

     Class C                         1,000.00                           1,009.01                             7.84

     Class Y                         1,000.00                           1,014.04                             2.78

------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.84                             4.06

     Class B                         1,000.00                           1,017.88                             7.09

     Class C                         1,000.00                           1,017.14                             7.85

     Class Y                         1,000.00                           1,022.07                             2.79
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.80% FOR CLASS A, 1.40% FOR CLASS B, 1.55% FOR CLASS C, AND 0.55% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 1.28% FOR CLASS A SHARES, 0.98% FOR CLASS B SHARES, 0.90% FOR
   CLASS C SHARES, AND 1.40% FOR CLASS Y SHARES.

GE Short-Term Government Fund

TWO YEAR TREASURY NOTE
YIELD HISTORY
10/1/04 -- 9/30/05

TWO YEAR TREASURY NOTE YIELD HISTORY
10/01/04 - 09/30/05

[Line chart omitted -- plot points are as follows:]

High                         4.17%
Low                          2.47%
Average                      3.46%

          Date               Yield
-----------------------------------------------
        10/1/04              2.63%
        10/4/04              2.64%
        10/5/04              2.63%
        10/6/04              2.69%
        10/7/04              2.69%
        10/8/04              2.59%
       10/11/04              2.59%
       10/12/04              2.55%
       10/13/04              2.50%
       10/14/04              2.47%
       10/15/04              2.52%
       10/18/04              2.51%
       10/19/04              2.55%
       10/20/04              2.50%
       10/21/04              2.55%
       10/22/04              2.52%
       10/25/04              2.51%
       10/26/04              2.53%
       10/27/04              2.59%
       10/28/04              2.58%
       10/29/04              2.55%
        11/1/04              2.59%
        11/2/04              2.57%
        11/3/04              2.59%
        11/4/04              2.63%
        11/5/04              2.77%
        11/8/04              2.81%
        11/9/04              2.82%
       11/10/04              2.84%
       11/11/04              2.85%
       11/12/04              2.82%
       11/15/04              2.87%
       11/16/04              2.89%
       11/17/04              2.81%
       11/18/04              2.84%
       11/19/04              2.92%
       11/22/04              2.95%
       11/23/04              2.96%
       11/24/04              3.03%
       11/25/04              3.02%
       11/26/04              3.03%
       11/29/04              3.06%
       11/30/04              3.00%
        12/1/04              3.01%
        12/2/04              3.04%
        12/3/04              2.92%
        12/6/04              2.91%
        12/7/04              2.94%
        12/8/04              2.90%
        12/9/04              2.93%
       12/10/04              2.94%
       12/13/04              2.96%
       12/14/04              2.96%
       12/15/04              2.94%
       12/16/04              2.99%
       12/17/04              3.00%
       12/20/04              3.03%
       12/21/04              3.03%
       12/22/04              3.00%
       12/23/04              3.01%
       12/24/04              3.00%
       12/27/04              3.06%
       12/28/04              3.07%
       12/29/04              3.11%
       12/30/04              3.09%
       12/31/04              3.07%
         1/3/05              3.09%
         1/4/05              3.20%
         1/5/05              3.21%
         1/6/05              3.16%
         1/7/05              3.19%
        1/10/05              3.22%
        1/11/05              3.21%
        1/12/05              3.21%
        1/13/05              3.18%
        1/14/05              3.23%
        1/17/05              3.23%
        1/18/05              3.23%
        1/19/05              3.22%
        1/20/05              3.19%
        1/21/05              3.15%
        1/24/05              3.19%
        1/25/05              3.21%
        1/26/05              3.26%
        1/27/05              3.28%
        1/28/05              3.26%
        1/31/05              3.28%
         2/1/05              3.28%
         2/2/05              3.32%
         2/3/05              3.34%
         2/4/05              3.29%
         2/7/05              3.30%
         2/8/05              3.31%
         2/9/05              3.24%
        2/10/05              3.29%
        2/11/05              3.33%
        2/14/05              3.35%
        2/15/05              3.35%
        2/16/05              3.40%
        2/17/05              3.36%
        2/18/05              3.44%
        2/21/05              3.43%
        2/22/05              3.43%
        2/23/05              3.44%
        2/24/05              3.48%
        2/25/05              3.53%
        2/28/05              3.60%
         3/1/05              3.58%
         3/2/05              3.56%
         3/3/05              3.57%
         3/4/05              3.56%
         3/7/05              3.59%
         3/8/05              3.62%
         3/9/05              3.66%
        3/10/05              3.67%
        3/11/05              3.72%
        3/14/05              3.73%
        3/15/05              3.74%
        3/16/05              3.71%
        3/17/05              3.67%
        3/18/05              3.70%
        3/21/05              3.72%
        3/22/05              3.83%
        3/23/05              3.82%
        3/24/05              3.85%
        3/25/05              3.86%
        3/28/05              3.87%
        3/29/05              3.84%
        3/30/05              3.83%
        3/31/05              3.78%
         4/1/05              3.73%
         4/4/05              3.72%
         4/5/05              3.72%
         4/6/05              3.68%
         4/7/05              3.72%
         4/8/05              3.75%
        4/11/05              3.72%
        4/12/05              3.69%
        4/13/05              3.65%
        4/14/05              3.55%
        4/15/05              3.49%
        4/18/05              3.55%
        4/19/05              3.51%
        4/20/05              3.49%
        4/21/05              3.63%
        4/22/05              3.61%
        4/25/05              3.64%
        4/26/05              3.65%
        4/27/05              3.62%
        4/28/05              3.56%
        4/29/05              3.65%
         5/2/05              3.63%
         5/3/05              3.64%
         5/4/05              3.61%
         5/5/05              3.55%
         5/6/05              3.72%
         5/9/05              3.75%
        5/10/05              3.67%
        5/11/05              3.68%
        5/12/05              3.65%
        5/13/05              3.59%
        5/16/05              3.60%
        5/17/05              3.60%
        5/18/05              3.59%
        5/19/05              3.64%
        5/20/05              3.66%
        5/23/05              3.62%
        5/24/05              3.59%
        5/25/05              3.60%
        5/26/05              3.63%
        5/27/05              3.64%
        5/30/05              3.64%
        5/31/05              3.58%
         6/1/05              3.48%
         6/2/05              3.53%
         6/3/05              3.56%
         6/6/05              3.58%
         6/7/05              3.56%
         6/8/05              3.60%
         6/9/05              3.62%
        6/10/05              3.70%
        6/13/05              3.70%
        6/14/05              3.69%
        6/15/05              3.71%
        6/16/05              3.67%
        6/17/05              3.71%
        6/20/05              3.71%
        6/21/05              3.69%
        6/22/05              3.60%
        6/23/05              3.61%
        6/24/05              3.58%
        6/27/05              3.58%
        6/28/05              3.65%
        6/29/05              3.66%
        6/30/05              3.64%
         7/1/05              3.74%
         7/4/05              3.74%
         7/5/05              3.79%
         7/6/05              3.77%
         7/7/05              3.72%
         7/8/05              3.77%
        7/11/05              3.79%
        7/12/05              3.84%
        7/13/05              3.83%
        7/14/05              3.84%
        7/15/05              3.86%
        7/18/05              3.89%
        7/19/05              3.86%
        7/20/05              3.87%
        7/21/05              3.94%
        7/22/05              3.91%
        7/25/05              3.94%
        7/26/05              3.93%
        7/27/05              3.99%
        7/28/05              3.95%
        7/29/05              4.02%
         8/1/05              4.04%
         8/2/05              4.04%
         8/3/05              4.01%
         8/4/05              4.04%
         8/5/05              4.10%
         8/8/05              4.15%
         8/9/05              4.11%
        8/10/05              4.12%
        8/11/05              4.07%
        8/12/05              4.04%
        8/15/05              4.06%
        8/16/05              4.00%
        8/17/05              4.05%
        8/18/05              3.99%
        8/19/05              4.02%
        8/22/05              4.01%
        8/23/05              3.98%
        8/24/05              3.97%
        8/25/05              4.00%
        8/26/05              4.07%
        8/29/05              4.05%
        8/30/05              3.94%
        8/31/05              3.82%
         9/1/05              3.73%
         9/2/05              3.76%
         9/5/05              3.74%
         9/6/05              3.81%
         9/7/05              3.85%
         9/8/05              3.87%
         9/9/05              3.87%
        9/12/05              3.91%
        9/13/05              3.86%
        9/14/05              3.88%
        9/15/05              3.89%
        9/16/05              3.98%
        9/19/05              3.92%
        9/20/05              3.98%
        9/21/05              3.92%
        9/22/05              3.94%
        9/23/05              4.02%
        9/26/05              4.05%
        9/27/05              4.07%
        9/28/05              4.08%
        9/29/05              4.13%
        9/30/05              4.17%

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in U.S. Government securities under normal market conditions.

LIPPER PERFORMANCE COMPARISON

Short Term U.S. Government Bond
Peer Group

Based on average annual total returns for the periods ended 9/30/05

                      ONE      FIVE          TEN
                     YEAR      YEAR          YEAR
                     ----      ----          ----
Number of
Funds in
peer group:            79         62            47
---------------------------------------------------
Peer group
average annual
total return:       1.09%      3.62%         4.43%
---------------------------------------------------
Lipper categories in peer group:
Short-Term U.S. Government Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[Line chart omitted -- plot points are as follows:]



                                                   GE Short-Term
                      GE Short-Term               Government Fund
                     Government Fund                  w/load                     LB 1-3 Yr.
----------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,750.00                   $10,000.00
09/96                10,497.83                    10,235.38                    10,566.41
09/97                11,187.17                    10,907.49                    11,293.44
09/98                12,010.20                    11,709.95                    12,188.53
09/99                12,312.89                    12,005.06                    12,577.82
09/00                13,010.39                    12,685.13                    13,313.09
09/01                14,324.90                    13,966.78                    14,733.52
09/02                15,147.19                    14,768.51                    15,596.38
09/03                15,458.62                    15,072.15                    16,032.96
09/04                15,598.68                    15,208.71                    16,220.25
09/05                15,766.99                    15,372.81                    16,397.38

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                    ONE     FIVE     TEN
                   YEAR     YEAR    YEAR
                   ----     ----    ----
GE Short-Term
  Government       1.08%    3.92%   4.66%
GE Short-Term
  Government
  W/LOAD          -1.45%    3.39%   4.39%
  MAXIMUM LOAD
   OF 2.50%
LB 1-3 Yr.         1.09%    4.26%   5.07%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                      GE Short-Term
                     Government Fund                LB 1-3 Yr.
---------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                10,435.51                    10,566.41
09/97                11,045.15                    11,293.44
09/98                11,799.38                    12,188.53
09/99                12,024.64                    12,577.82
09/00                12,675.13                    13,313.09
09/01                13,955.77                    14,733.52
09/02                14,756.87                    15,596.38
09/03                15,060.27                    16,032.96
09/04                15,196.72                    16,220.25
09/05                15,360.69                    16,397.38

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE       FIVE       TEN
                   YEAR      YEAR      YEAR
                   ----      ----      ----
GE Short-Term
  Government       0.47%     3.30%     4.29%
LB 1-3 Yr.         1.09%     4.26%     5.07%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                      GE Short-Term
                     Government Fund                LB 1-3 Yr.
---------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                10,119.38                    10,182.44
09/00                10,479.79                    10,584.58
03/01                10,968.91                    11,181.68
09/01                11,463.27                    11,713.89
03/02                11,540.70                    11,807.51
09/02                12,021.33                    12,399.91
03/03                12,112.16                    12,598.94
09/03                12,175.89                    12,747.01
03/04                12,293.31                    12,906.18
09/04                12,192.78                    12,895.92
03/05                12,122.30                    12,870.72
09/05                12,231.55                    13,036.75

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE       FIVE     SINCE
                   YEAR      YEAR   INCEPTION
                   ----      ----   ---------
GE Short-Term
  Government       0.32%    3.14%    3.42%
LB 1-3 Yr.         1.09%    4.26%    4.52%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                      GE Short-Term
                     Government Fund                LB 1-3 Yr.
---------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                10,524.03                    10,566.41
09/97                11,243.14                    11,293.44
09/98                12,102.89                    12,188.53
09/99                12,449.55                    12,577.82
09/00                13,174.56                    13,313.09
09/01                14,507.14                    14,733.52
09/02                15,379.33                    15,596.38
09/03                15,735.94                    16,032.96
09/04                15,917.70                    16,220.25
09/05                16,127.58                    16,397.38

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                    ONE     FIVE     TEN
                   YEAR     YEAR    YEAR
                   ----     ----    -----
GE Short-Term
  Government       1.32%    4.13%   4.90%
LB 1-3 Yr.         1.09%    4.26%   5.07%

AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE SHORT-TERM GOVERNMENT FUND
Schedule of Investments

                                                              September 30, 2005

GE SHORT-TERM GOVERNMENT FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $68,989
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

GE Short-Term Government Fund

[Pie chart omitted -- plot points are as follows:]

Agency Collateralized Mortgage Obligations                 30.4%
Agency Mortgage Backed                                     28.3%
Short-Term                                                 18.6%
U.S. Treasuries                                            11.6%
Asset Backed                                                6.3%
Non-Agency Collateralized Mortgage Obligations              4.5%
Federal Agencies                                            0.3%


                                  PRINCIPAL
                                     AMOUNT            VALUE


BONDS AND NOTES -- 89.2%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 13.2%

U.S. Treasury Notes
   2.38%    08/15/06             $7,000,000      $    6,898,640(j)
   3.88%    09/15/10              1,120,000           1,104,253(j)
                                                      8,002,893

FEDERAL AGENCIES -- 0.3%

Federal Home Loan Bank
   2.50%    12/15/05                200,000             199,405

AGENCY MORTGAGE BACKED -- 32.1%

Federal Home Loan
   Mortgage Corp.
   6.00%    12/01/08 - 09/01/19     236,860             243,075(h)
   6.50%    05/01/13                109,844             113,766
   7.00%    02/01/12 - 11/01/33    322,0933             36,393
   7.50%    01/01/27 - 08/01/30     254,654             269,194
   8.00%    04/01/23                 16,777              17,830
   8.50%    01/01/09 - 11/01/20     366,136             386,380
   8.75%    08/01/08                 53,146              54,863
Federal National Mortgage Assoc.
   3.21%    06/01/33                183,952             186,424(i)
   3.33%    07/01/33                278,781             278,918(i)
   3.63%    06/01/33                215,048             214,847(i)
   4.09%    06/01/33                151,527             149,680(i)
   4.11%    06/01/33                509,514             503,464(i)
   4.14%    07/01/33                821,508             812,266(i)
   4.29%    05/01/33                759,014             753,322(i)
   4.60%    12/01/32                270,013             270,992(i)
   6.00%    01/01/12 - 11/01/33   1,667,112           1,713,151




                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------


   6.50%    05/01/17 - 03/01/35  $1,078,410        $  1,113,559
   7.00%    03/01/17 - 05/01/35   1,544,357           1,614,505
   7.50%    06/01/11 - 02/01/35   3,341,707           3,539,024
   8.00%    03/01/22 - 01/01/34     399,605             430,708
   8.50%    02/01/18 - 10/01/33     768,353             834,107
   9.00%    08/01/10 - 09/01/31   1,140,180           1,239,428
   9.50%    09/01/21                 99,978             110,418
   9.75%    02/01/21                182,181             201,078
Government National
   Mortgage Assoc.
   6.00%    06/15/25 - 07/15/35     725,778             744,048
   6.50%    09/15/16 - 09/15/35   1,670,462           1,738,394
   7.00%    12/15/18 - 05/15/32     486,590             511,651
   7.50%    02/15/09 - 01/15/25     614,572             643,526
   8.00%    07/15/17                144,207             155,257
   9.00%    08/15/09 - 12/15/09     278,072             289,502
   9.50%    12/15/09                 21,548              22,885
                                                     19,492,655

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 34.5%

Federal Home Loan
   Mortgage Corp.
   2.00%    07/15/06                      1                    1(g)
   3.25%    07/15/23              1,013,614             991,029
   3.50%    01/15/22 - 05/15/26   3,537,020           3,460,111
   4.00%    08/15/29                964,653             953,198
   5.00%    11/15/12                943,516              39,805(g)
   5.00%    06/15/14 - 12/15/20   1,784,124           1,792,083
   6.00%    11/15/23              2,812,899           2,861,685
   6.50%    02/15/14              1,244,218             176,912(g)
   8.00%    01/15/34                531,609             536,211
Federal National Mortgage Assoc.
   1.41%    07/25/44              6,945,061             206,182(g)
   2.22%    06/25/43             11,285,996             507,870(g,i)
   2.57%    12/25/42                 77,181              76,891
   3.46%    06/25/43                487,487             485,202
   4.50%    03/25/09              5,360,296              92,309(g)
   4.50%    09/25/16 - 07/25/33   1,932,582           1,921,715
   5.17%    02/25/44                859,376             858,838
   5.50%    02/25/35                587,376             596,400
   6.00%    08/25/28 - 01/25/34   3,813,842           3,883,766
   6.50%    12/25/34              1,416,130           1,482,245
   16.76%   05/25/18             29,036,089              75,494(d,g,i)
                                                      20,997,947

ASSET BACKED -- 5.0%

Chase Issuance Trust
   4.52%    12/15/10              2,000,000           1,989,380
Residential Asset Securities
   Corp. (Class M)
   6.10%    04/25/33                815,000             813,857
World Omni Auto Receivables
   Trust (Class B)
   2.35%    09/15/09                262,428             258,860
                                                      3,062,097

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE SHORT-TERM GOVERNMENT FUND
Schedule of Investments

                                                              September 30, 2005




                                  PRINCIPAL
                                     AMOUNT              VALUE
--------------------------------------------------------------------------------



NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.1%

Bank of America Alternative Loan
   Trust (Class 4)
   6.50%    06/25/35            $   476,268       $     488,930
GRP/AG Real Estate Asset
   Trust (Class A)
   4.85%    01/25/35              1,457,658           1,457,203(b)
LB Commercial Conduit Mortgage
   Trust (Class B)
   6.36%    10/15/35                500,000             522,468
                                                      2,468,601

TOTAL BONDS AND NOTES
   (COST $56,752,109)                                54,223,598



--------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 3.2%
--------------------------------------------------------------------------------


ASSET BACKED -- 2.1%

Residential Asset Securities
   Corp. (Class A)
   4.15%    11/25/33                795,978             797,846(i)
Sears Credit Account Master
   Trust (Class A)
   4.15%    11/17/09                500,000             500,230(i)
                                                      1,298,076

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.1%

Crusade Global Trust (Class A)
   4.08%    09/18/34                354,809             355,488(i)
Residential Accredit Loans, Inc.
   4.13%    03/25/34                274,225             274,500(i)
                                                        629,988

TOTAL SECURITIES PURCHASED WITH COLLATERAL
   FROM SECURITIES ON LOAN
   (COST $1,926,939*)                                 1,928,064


TOTAL INVESTMENTS IN SECURITIES
   (COST $58,679,048)                                56,151,662





                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 21.1%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.3%

U.S. GOVERNMENTS -- 3.3%

Federal Home Loan Bank
   Discount Notes
   4.88%    10/04/05             $2,000,000        $  1,999,458(d)

COMMERCIAL PAPER -- 7.0%

Park Granada LLC
   3.92%    10/03/05              2,416,000           2,415,474
UBS AG
   3.86%    10/03/05              1,864,000           1,863,600
                                                      4,279,074

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 10.8%

COMMERCIAL PAPER -- 10.8%

Harwood Street Funding
   3.93%    10/03/05              3,700,000           3,699,192
Rabobank USA Financial Corp.
   3.88%    10/03/05              2,860,000           2,859,384
                                                      6,558,576

TOTAL SHORT-TERM INVESTMENTS
   (COST $12,837,108)                                12,837,108


TOTAL INVESTMENTS
   (COST $71,516,156)                                68,988,770


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (13.5)%                                    (8,212,712)
                                                    -----------

NET ASSETS -- 100.0%                                $60,776,058
                                                    ===========




* $1,636,376 OF THE COST OF THESE SECURITIES REFLECTS THE INVESTMENT OF CASH COLLATERAL FROM SECURITIES ON LOAN AT SEPTEMBER 30, 2005.

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Tax-Exempt Fund

THE GE TAX-EXEMPT FUND IS MANAGED BY MICHAEL J. CAUFIELD. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE TAX-EXEMPT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?


A. For the twelve-month period ended September 30, 2005, the GE Tax-Exempt Fund returned 1.50% for Class A shares, 0.75% for Class B shares, 0.66% for Class C shares, and 1.54% for Class Y shares. The Lehman Brothers 10-year Municipal Index, the Fund's benchmark, returned 2.80% and the Fund's Lipper peer group of 147 Intermediate Municipal Debt Funds returned an average of 1.79% for the same period.

Q. WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Portfolio construction was driven by long-term focus with expectations of a rising interest rate environment, yet the market over the last year was confined to technical trading range, which ignored economic fundamentals. Speculation as to the duration and timing of Federal Reserve activity over the first two quarters of 2005 fueled a rally in treasuries, driving yields to the lower end of the range, delaying an expected higher interest rate scenario. The emphasis on the portfolio income component and a more defensive interest rate position benefited performance though the last quarter of 2004 yet limited total return during the first two quarters of 2005. The Fund's curve positioning contributed the most significant variance with the Lehman Ten Year Index given its over weight inside of ten years and lack of exposure to longer assets. Portfolio assets were impacted by a flattening yield curve, as interest rates rose sharply between 2 and 7 years where portfolio investment is highly concentrated. Portfolio duration management was a positive contributor to overall performance. As interest rates hit new lows in June, we lowered our duration exposure from neutral to short of the benchmark, managing duration between 80-90% of the benchmark. As rates began to rise into the third quarter of 2005, portfolio positioning and our duration strategy contributed significant performance enhancement. The portfolio returned -.10% for the third quarter compared to -.55% for the Lehman Index. Over the last year the portfolio performed up to expectations, clearly outperforming the benchmark when interest rates increased and trailed when the market defied fundamentals and rates moved towards the lower end of the trading range.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. Against a backdrop of continued tightening of Federal Reserve monetary policy, economic expansion without core inflation and accelerating energy price increases, the yield curve flattened over the last twelve months as maturities longer than ten years fared much better than those inside of that range. Long-term rates fell between 30 and 38 basis points in 25 and 30 years, respectively. The front end of the curve absorbed the brunt of the yield curve activity as yields rose between 108 basis points, 51 basis points and 19 basis points for maturities in two, five and ten years, respectively. Heavy new issue supply was also a factor in 2005 as municipalities came to market with over $309 billion in debt. Approximately 47% of new issue debt fell in maturities inside of ten years, weakening liquidity and subsequently impacting prices.

[PHOTO OMITTED]

PICTURED TO THE LEFT:
MICHAEL J. CAUFIELD

Q & A

    The Fund's concentration in that portion of the curve detracted from relative performance. While the Fund's emphasis on tax-exempt income has limited its participation on a total return basis, signs that a sustained trend to higher rates have begun to emerge. Over the last three months, we have seen rates rise towards the upper end of the trading range and appear poised to break out, as the Fed continues to fight inflation and raise its short term monetary target. We believe that the Fund's defensive posture and relative performance, in the midst of a Fed tightening cycle validates our commitment to maintaining investment discipline, while protecting shareholder value.

    The event, which had the most significant impact on the municipal bond market over the last year, was the raising of short-term interest rates by the Fed. As the Fed increased interest rates at a measured pace throughout 2005, the municipal curve, experienced significant flattening, moving from 307 basis points in October 2004 to a low of 141 basis points, in late August 2005. Interest rates between one and ten years rose sharply while maturities longer than ten years saw rates rally to new lows. Additionally, municipalities rushed to market to refund outstanding debt, taking advantage of declining rates. Refunding debt issuance increased by over 50% compared to the previous year, pushing new issuance through $300B for the first nine months of the year. This increase in supply specifically on the intermediate portion of the curve, limited liquidity and adversely affected asset values. Portfolio emphasis on maximization of income provided stability as asset values fell and has differentiated the Fund from its peer group. The Fund's twelve month yield at September 30, 2005 places it in the top eighty percent of the peer group and exceeds the group average by 43 basis points.

GE Tax-Exempt Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
----------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,020.84                             4.45

     Class B                         1,000.00                           1,017.01                             8.28

     Class C                         1,000.00                           1,016.19                             8.30

     Class Y                         1,000.00                           1,019.64                             3.17

----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
----------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.49                             4.42

     Class B                         1,000.00                           1,016.78                             8.22

     Class C                         1,000.00                           1,016.75                             8.24

     Class Y                         1,000.00                           1,021.72                             3.15
----------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.87% FOR CLASS A, 1.63% FOR CLASS B, 1.63% FOR CLASS C, AND 0.62% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 2.08% FOR CLASS A SHARES, 1.70% FOR CLASS B SHARES, 1.62% FOR
   CLASS C SHARES, AND 1.96% FOR CLASS Y SHARES.

GE Tax-Exempt Fund

QUALITY RATINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
---------------------------------------
Moody's/S&P/          Percentage of
Fitch Rating*         Market Value
---------------------------------------
Aaa/AAA                   80.75%
Aa/AA                      9.68%
A/A                        7.85%
Below A                    1.72%
---------------------------------------
                         100.00%

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital by investing primarily in investment-grade municipal securities.

LIPPER PERFORMANCE COMPARISON

Intermediate Municipal Debt
Peer Group

Based on average annual total returns for the periods ended 9/30/05

                  ONE    FIVE     TEN
                 YEAR    YEAR    YEAR
                 ----    ----    ----
Number of
Funds in
 peer group:      147     92      66
------------------------------------
Peer group
average annual
total return:  1.79%   4.92%   4.82%
------------------------------------

Lipper categories in peer group:
Intermediate Municipal Debt Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[Line chart omitted -- plot points are as follows:]



                                                GE Tax-Exempt Fund
                   GE Tax-Exempt Fund                 w/load                        LBMI
---------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,575.00                   $10,000.00
09/96                10,642.75                    10,190.43                    10,483.83
09/97                11,470.37                    10,982.88                    11,480.84
09/98                12,196.72                    11,678.36                    12,492.38
09/99                11,971.77                    11,462.97                    12,435.41
09/00                12,584.29                    12,049.46                    13,229.53
09/01                13,876.99                    13,287.22                    14,552.81
09/02                15,026.79                    14,388.16                    15,931.25
09/03                15,558.25                    14,897.02                    16,530.98
09/04                15,927.57                    15,250.65                    17,308.68
09/05                16,167.24                    15,480.13                    17,793.35

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE     FIVE     TEN
                   YEAR     YEAR    YEAR
                  -----     ----    ----
GE Tax-Exempt      1.50%    5.14%   4.92%
GE Tax-Exempt
  W/LOAD          -2.81%    4.23%   4.47%
  MAXIMUM LOAD
   OF 4.25%
LBMI               2.80%    6.11%   5.93%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                   GE Tax-Exempt Fund                  LBMI
-----------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                10,641.86                    10,483.83
09/97                11,436.32                    11,480.84
09/98                12,085.45                    12,492.38
09/99                11,802.30                    12,435.41
09/00                12,325.08                    13,229.53
09/01                13,496.66                    14,552.81
09/02                14,614.95                    15,931.25
09/03                15,131.84                    16,530.98
09/04                15,491.04                    17,308.68
09/05                15,724.14                    17,793.35

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE      FIVE    TEN
                   YEAR     YEAR    YEAR
                   ----     ----    ----
GE Tax-Exempt      0.75%    4.35%   4.46%
LBMI               2.80%    6.11%   5.93%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                   GE Tax-Exempt Fund                  LBMI
----------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                10,095.47                    10,218.03
09/00                10,442.62                    10,638.59
03/01                11,067.99                    11,317.08
09/01                11,428.66                    11,702.72
03/02                11,295.05                    11,711.77
09/02                12,271.08                    12,811.20
03/03                12,360.50                    12,905.60
09/03                12,611.47                    13,293.47
03/04                12,820.01                    13,691.20
09/04                12,825.16                    13,918.87
03/05                12,704.68                    13,940.20
09/05                12,910.42                    14,308.61

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                   ONE      FIVE    SINCE
                   YEAR     YEAR   INCEPTION
                   ----     ----   ---------
GE Tax-Exempt      0.66%    4.33%    4.35%
LBMI               2.80%    6.11%    6.15%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                   GE Tax-Exempt Fund                  LBMI
---------------------------------------------------------------
09/26/97            $10,000.00                   $10,000.00
09/98                10,744.11                    10,881.06
09/99                10,596.57                    10,831.44
09/00                11,175.89                    11,523.13
09/01                12,349.61                    12,675.73
09/02                13,407.45                    13,876.37
09/03                14,463.32                    14,398.75
09/04                14,869.32                    15,076.14
09/05                15,098.87                    15,498.29

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                     ONE      FIVE    SINCE
                    YEAR      YEAR   INCEPTION
                    ----      ----   ---------
GE Tax-Exempt       1.54%     6.20%    5.27%
LBMI                2.80%     6.11%    5.63%

* MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE TAX-EXEMPT FUND
Schedule of Investments

                                                              September 30, 2005

GE TAX-EXEMPT FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $31,876
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

GE Tax-Exempt Fund

[Pie chart omitted -- plot points are as follows:]

Lease/Other                                                17.2%
Hospital                                                   15.1%
Electricity                                                14.0%
Transportation                                             13.8%
Water & Sewer                                              11.2%
General Obligation                                         10.7%
Education                                                   6.3%
Sales Tax                                                   5.8%
Housing                                                     3.4%
Short-Term                                                  2.5%




                                  PRINCIPAL
                                     AMOUNT             VALUE
MUNICIPAL BONDS AND NOTES -- 96.2%
--------------------------------------------------------------------------------


ARIZONA -- 5.0%
Maricopa County Stadium
   District (AMBAC Insured)
   5.38%    06/01/16             $  500,000       $     549,535(o)
Salt River Project Agricultural
   Improvement & Power
   District (Series A)
   5.00%    01/01/35              1,000,000           1,052,820
                                                      1,602,355

ARKANSAS -- 1.2%

Arkansas Housing
   Development Agency
   8.38%    07/01/11                315,000             391,854(m)

CALIFORNIA -- 3.7%

City of San Diego
   8.88%    02/01/11                195,000             225,044(m)
Sacramento Municipal
   Utility District
   6.80%    10/01/19                 55,000              65,760(m)
   9.00%    04/01/13                735,000             896,619(m)
                                                      1,187,423

COLORADO -- 1.4%

City of Colorado Springs
   8.50%    11/15/11                 90,000             106,082(m)
Denver City & County CO
   7.00%    08/01/10                305,000             337,031(m)
                                                        443,113







                                  PRINCIPAL
                                     AMOUNT             VALUE
--------------------------------------------------------------------------------


CONNECTICUT -- 5.8%

City of New Haven
   (AMBAC Insured)
   5.38%    12/01/12             $1,000,000      $    1,113,910(o)
Connecticut State Health &
   Educational Facility Authority
   7.00%    07/01/12                455,000             510,606(m)
Connecticut State Health &
   Educational Facility Authority
   (Series H) (MBIA Insured)
   5.50%    07/01/12                250,000             259,255(o)
                                                      1,883,771

FLORIDA -- 8.3%

City of Gainesville
   8.13%    10/01/14                175,000             206,962(m)
County of Leon FL
   (AMBAC Insured)
   5.00%    10/01/21              1,000,000           1,069,430(o)
Jacksonville Health
   Facilities Authority
   11.50%   10/01/12                200,000             295,528(m)
North Broward Hospital District
   5.25%    01/15/12                740,000             789,787
State of Florida
   10.00%   07/01/14                235,000             322,380(m)
                                                      2,684,087

GEORGIA -- 4.1%

Clarke County Hospital Authority
   (MBIA Insured)
   9.88%    01/01/06                 25,000              25,414(m,o)
Columbus Medical Center
   Hospital Authority
   7.75%    07/01/10                220,000             245,918(m)
Metropolitan Atlanta Rapid
   Transit Authority
   7.00%    07/01/11                435,000             503,056(m)
Private Colleges & Universities
   Authority (Series A)
   6.00%    06/01/11                500,000             549,845
                                                      1,324,233

HAWAII -- 1.8%

State of Hawaii (FSA Insured)
   5.75%    02/01/14                500,000             571,455(o)

IDAHO -- 2.2%

Idaho Falls ID
   10.38%   04/01/13                640,000             705,459(n)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE TAX-EXEMPT FUND
Schedule of Investments

                                                              September 30, 2005




                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------


ILLINOIS -- 1.7%

Chicago Metropolitan Water
   Reclamation District-Greater
   Chicago (Series D)
   5.00%    12/01/10               $500,000        $    538,100

INDIANA -- 4.7%

Indiana Toll Road Commission
   9.00%    01/01/15                580,000             773,291(m)
Purdue University (Series P)
   5.25%    07/01/11                200,000             218,028
Richland-Bean Blossom School
   Building Corp. (FGIC Insured)
   5.00%    07/15/11                500,000             541,765(m,o)
                                                      1,533,084

IOWA -- 2.7%

Muscatine IA
   9.70%    01/01/13                695,000             862,314(m)

MAINE -- 1.7%

University of Maine (FSA Insured)
   5.38%    03/01/12                500,000             553,410(o)

MARYLAND -- 1.7%

County of Prince Georges
   (FSA Insured)
   5.50%    05/15/12                500,000             559,595(o)

MASSACHUSETTS -- 2.8%

Commonwealth of Massachusetts
   (Series A) (FSA Insured)
   5.25%    12/15/12                500,000             553,885(o)
Massachusetts State Port Authority
   13.00%   07/01/13                240,000             337,073(m)
                                                        890,958

MICHIGAN -- 3.3%

Detroit MI (Series A) (FSA Insured)
   5.25%    07/01/22                500,000             561,700(o)
Michigan State Hospital
   Finance Authority
   9.00%    05/01/08                480,000             522,662(m)
                                                      1,084,362

MINNESOTA -- 0.4%

Western Minnesota Municipal
   Power Agency
   6.63%    01/01/16                100,000             118,275(m)





                                  PRINCIPAL
                                     AMOUNT              VALUE
--------------------------------------------------------------------------------


MISSISSIPPI -- 1.7%

State of Mississippi
   5.50%    09/01/14            $   500,000        $    558,485

NEW JERSEY -- 6.2%

Atlantic County Improvement
   Authority (MBIA Insured)
   7.40%    07/01/16                175,000             218,244(m,o)
Atlantic County Improvement
   Authority (Series A)
   (AMBAC Insured)
   7.40%    03/01/12                325,000             372,642(m,o)
New Jersey State Transit Corp.
   (AMBAC Insured)
   5.50%    09/15/11                500,000             550,615(o)
New Jersey State Turnpike
   Authority (AMBAC Insured)
   6.50%    01/01/16                210,000             249,904(m,o)
   6.50%    01/01/16                 40,000              47,491(o)
New Jersey Transportation Trust
   Fund Authority (Series C)
   (FSA Insured)
   5.75%    12/15/12                500,000             566,600(o)
                                                      2,005,496

NEW MEXICO -- 3.4%

New Mexico Finance Authority
   (Series B) (MBIA Insured)
   5.25%    06/15/20              1,000,000           1,091,480(o)

NEW YORK -- 5.9%

Erie County Water Authority
   (Series A) (AMBAC Insured)
   6.00%    12/01/08                400,000             420,236(m,o)
New York State
   Dormitory Authority
   7.38%    07/01/16                655,000             792,118(m)
New York State Dormitory
   Authority (FGIC Insured)
   5.00%    02/01/28                500,000             525,670(o)
New York State Dormitory
   Authority (Series B)
   7.50%    05/15/11                 90,000             102,862
   7.50%    05/15/11                 55,000              63,835(n)
                                                      1,904,721

NORTH CAROLINA -- 1.3%

North Carolina Municipal Power
   Agency No 1 Catawba
   10.50%   01/01/10                375,000             435,952(m)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE TAX-EXEMPT FUND
Schedule of Investments

                                                              September 30, 2005



                                  PRINCIPAL
                                     AMOUNT          VALUE
--------------------------------------------------------------------------------


OHIO -- 4.8%

County of Hamilton
   7.00%    01/01/12            $   620,000       $     624,861
Ohio State Water Development
   Authority (AMBAC Insured)
   7.00%    12/01/09                350,000             375,774(m,o)
Steubenville
   5.75%    10/01/11                500,000             542,665
                                                      1,543,300

PENNSYLVANIA -- 7.4%

Allegheny County Hospital
   Development Authority
   7.38%    07/01/12                410,000             467,777(m)
City of Philadelphia PA
   (MBIA Insured)
   6.25%    08/01/12                250,000             289,815(o)
City of Philadelphia PA (Series B)
   (MBIA Insured)
   7.00%    05/15/20                415,000             506,283(m,o)
Delaware River Port Authority
   PA & NJ
   6.50%    01/15/11                210,000             229,574(m)
Pittsburgh Urban Redevelopment
   Authority (FGIC Insured)
   7.25%    09/01/14                770,000             904,558(m,o)
                                                      2,398,007

PUERTO RICO -- 1.4%

Puerto Rico Aqueduct &
   Sewer Authority
   10.25%   07/01/09                395,000             454,945(m)

SOUTH CAROLINA -- 1.7%

Grand Strand Water & Sewer
   Authority (FSA Insured)
   5.38%    06/01/13                500,000             552,055(o)

VIRGINIA -- 4.4%

Virginia Housing Development
   Authority (Series D)
   4.45%    07/01/11                320,000             335,206
Virginia Public School
   Authority (Series C)
   5.00%    08/01/17              1,000,000           1,089,520
                                                      1,424,726



                                  PRINCIPAL
                                     AMOUNT              VALUE
--------------------------------------------------------------------------------


WISCONSIN -- 5.5%

City of Milwaukee WI (Series W)
   (FSA Insured)
   5.25%    03/15/14               $575,000         $   626,773(n,o)
State of Wisconsin (Series A)
   6.60%    07/01/11                525,000             601,508(m)
Wisconsin State Health &
   Educational Facilities Authority
   5.50%    08/15/14                500,000             543,805
                                                      1,772,086

TOTAL INVESTMENTS IN SECURITIES
   (COST $30,079,900)                                31,075,101


                                     NUMBER
                                  OF SHARES            VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.5%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
   3.83%                            801,115             801,115(d,l)
   (COST $801,115)

TOTAL INVESTMENTS
   (COST $30,881,015)                                31,876,216


OTHER ASSETS AND LIABILITIES,
   NET -- 1.3%                                          429,041
                                                    -----------

NET ASSETS -- 100.0%                                $32,305,257
                                                    ===========



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Fixed Income Fund

Q & A

THE GE FIXED INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES ALFREDO CHANG, PAUL M. COLONNA, MARK DELANEY, ERIC H. GOULD, WILLIAM M. HEALEY AND VITA MARIE PIKE. THE TEAM IS LEAD BY MR. COLONNA WHO IS VESTED WITH OVERSIGHT AUTHORITY BUT DOES NOT POSSESS THE POWER TO VETO THE INVESTMENT DECISIONS OF HIS CO-MANAGERS. EACH PORTFOLIO MANAGER IS ASSIGNED A CLASS OF ASSETS, THE SIZE OF WHICH ARE DETERMINED BY TEAM CONSENSUS AND ADJUSTED ON A MONTHLY BASIS, IF NECESSARY. ALTHOUGH EACH PORTFOLIO MANAGER MANAGES HIS OR HER ASSET CLASS INDEPENDENT OF THE OTHER TEAM MEMBERS, THE TEAM IS HIGHLY COLLABORATIVE AND COMMUNICATIVE. SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE FIXED INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Fixed Income Fund returned 2.11% for Class A shares, 1.34% for Class B shares, 1.43% for Class C shares, and 2.36% for Class Y shares. The Lehman Brothers Aggregate Index, the Fund's benchmark, returned 2.80% and the Fund's Lipper peer group of 458 Intermediate Investment Grade Debt Funds returned an average of 2.42% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Fund performance was positively affected by yield curve positioning over the last twelve months. The Funds' bias toward a flatter curve worked well as the spread between 2-year and 10-year Treasury note yields narrowed by 135 basis points. The Funds' exposure to treasury inflation-indexed securities contributed positively as they outperformed nominal treasuries with rising inflation expectations. Holdings in emerging market debt benefited return with spread tightening and superior performance by this sector.
    On the downside, portfolio duration relative to the benchmark caused a slight drag on performance. Relative return was also negatively affected by poor performance of Panamsat and Intelsat in the third quarter due to the surprise merger of the two companies.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. Economic growth in the U.S. over the last twelve months was solid, supported by a strong housing market and healthy consumer spending. Strong growth and rising inflation expectations kept the Federal Reserve vigilant in its pursuit of removing accommodative policy at a "measured" pace. Since September 30, 2004, the central bank raised its fed funds target 200 basis points in eight quarter-point increments to 3.75%. Recent economic data has been mixed. Personal consumption has softened, while employment growth remains respectable. Purchasing manager reports were conflicted with the manufacturing sector gaining strength and the non-manufacturing sector losing strength. The prices paid index from both reports, however, rose in September. The full economic impact of hurricanes Katrina and Rita are yet unknown, however, the Fed has viewed inflation a higher risk than an economic slowdown, thus giving no indication at its latest meeting of taking pause from further rate hikes.

[PHOTO OMITTED]

PICTURED TO THE LEFT:
PAUL M. COLONNA

GE Fixed Income Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution fees, professional fees, and administrative fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.



APRIL 1, 2005 - SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                  EXPENSES PAID
                            BEGINNING OF THE PERIOD ($)           END OF THE PERIOD ($)            DURING THE PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
----------------------------------------------------------------------------------------------------------------------------
     Class A                         1,000.00                           1,021.01                             4.09

     Class B                         1,000.00                           1,017.20                             7.89

     Class C                         1,000.00                           1,018.03                             7.88

     Class Y                         1,000.00                           1,022.30                             2.79

----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
----------------------------------------------------------------------------------------------------------------------------

     Class A                         1,000.00                           1,020.84                             4.05

     Class B                         1,000.00                           1,017.16                             7.82

     Class C                         1,000.00                           1,017.17                             7.82

     Class Y                         1,000.00                           1,022.09                             2.77
----------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.80% FOR CLASS A, 1.55% FOR CLASS B, 1.55% FOR CLASS C, AND 0.55% FOR CLASS Y, (FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX MONTH PERIOD).
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS AS
   FOLLOWS: 2.10% FOR CLASS A SHARES, 1.72% FOR CLASS B SHARES, 1.80% FOR
   CLASS C SHARES, AND 2.23% FOR CLASS Y SHARES.

GE Fixed Income Fund

QUALITY RATINGS
AS OF SEPTEMBER 30, 2005
as a % of Market Value
----------------------------------------

Moody's/S&P/            Percentage of
Fitch Rating *          Market Value
----------------------------------------

Aaa/AAA                    74.34%
Aa/AA                       1.91%
A/A                         7.07%
Baa/BBB                     8.69%
Ba/BB and lower             8.00%
NR/Other**                  0.00%
----------------------------------------
                          100.00%
----------------------------------------


 INVESTMENT PROFILE

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal market conditions. The Fund invests primarily in a variety of investment grade debt securities such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments.

LIPPER PERFORMANCE COMPARISON

Intermediate Investment Grade Debt
Peer Group

Based on average annual total returns for the periods ended 9/30/05

                     ONE        FIVE          TEN
                     YEAR       YEAR          YEAR
                     ----       ----          ----
Number of
Funds in
peer group:           458        290           138
-----------------------------------------------------
Peer group
average annual
total return:       2.42%      5.99%         5.47%
-----------------------------------------------------

Lipper categories in peer group:
Intermediate Investment Grade Debt Funds



 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[Line chart omitted -- plot points are as follows:]


                                                     GE Fixed
                        GE Fixed                    Income Fund
                       Income Fund                    w/load                    LB Aggregate
----------------------------------------------------------------------------------------------
09/30/95            $10,000.00                  $  9,575.00                   $10,000.00
09/96                10,409.68                     9,967.27                    10,489.95
09/97                11,393.01                    10,908.81                    11,509.02
09/98                12,538.85                    12,005.94                    12,833.71
09/99                12,388.40                    11,861.89                    12,786.74
09/00                13,123.78                    12,566.02                    13,680.60
09/01                14,713.77                    14,088.43                    15,452.64
09/02                15,835.29                    15,162.29                    16,781.01
09/03                16,560.15                    15,856.34                    17,688.83
09/04                17,054.98                    16,330.14                    18,339.43
09/05                17,413.16                    16,673.10                    18,852.03

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED SEPTEMBER 30, 2005

                   ONE     FIVE     TEN
                   YEAR     YEAR    YEAR
                   ----     ----    ----
GE Fixed Income    2.11%    5.82%   5.70%
GE Fixed Income
  W/LOAD          -2.24%    4.90%   5.25%
  MAXIMUM LOAD
   OF 4.25%
LB Aggregate       2.80%    6.11%   6.55%

CLASS B SHARES

[Line chart omitted -- plot points are as follows:]

                        GE Fixed
                       Income Fund                 LB Aggregate
----------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                10,340.93                    10,489.95
09/97                11,234.82                    11,509.02
09/98                12,272.81                    12,833.71
09/99                12,046.02                    12,786.74
09/00                12,734.30                    13,680.60
09/01                14,277.10                    15,452.64
09/02                15,365.34                    16,781.01
09/03                16,068.68                    17,688.83
09/04                16,548.83                    18,339.43
09/05                16,896.37                    18,852.03

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED SEPTEMBER 30, 2005

                    ONE     FIVE     TEN
                   YEAR     YEAR    YEAR
                   ----     ----    ----
GE Fixed Income    1.34%    5.01%   5.25%
LB Aggregate       2.80%    6.11%   6.55%

CLASS C SHARES

[Line chart omitted -- plot points are as follows:]

                        GE Fixed
                       Income Fund                 LB Aggregate
----------------------------------------------------------------
09/30/99            $10,000.00                   $10,000.00
03/00                10,126.79                    10,208.16
09/00                10,514.93                    10,699.05
03/01                11,214.34                    11,487.32
09/01                11,700.73                    12,084.89
03/02                11,610.47                    12,101.67
09/02                12,498.80                    13,123.76
03/03                12,783.53                    13,515.85
09/03                12,971.71                    13,833.73
03/04                13,284.87                    14,246.39
09/04                13,259.54                    14,342.54
03/05                13,210.39                    14,409.93
09/05                13,448.61                    14,743.42

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED SEPTEMBER 30, 2005

                   ONE      FIVE    SINCE
                   YEAR     YEAR  INCEPTION
                   ----     ----  ---------
GE Fixed Income    1.43%    5.04%   5.06%
LB Aggregate       2.80%    6.11%   6.68%

CLASS Y SHARES

[Line chart omitted -- plot points are as follows:]

                        GE Fixed
                       Income Fund                 LB Aggregate
----------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                10,432.20                    10,489.95
09/97                11,447.89                    11,509.02
09/98                12,630.86                    12,833.71
09/99                12,520.40                    12,786.74
09/00                13,285.52                    13,680.60
09/01                14,945.08                    15,452.64
09/02                16,112.07                    16,781.01
09/03                16,891.76                    17,688.83
09/04                17,439.87                    18,339.43
09/05                17,850.61                    18,852.03

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED SEPTEMBER 30, 2005

                   ONE     FIVE     TEN
                   YEAR     YEAR    YEAR
                  -----     ----    ----
GE Fixed Income    2.36%    6.09%   5.97%
LB Aggregate       2.80%    6.11%   6.55%

AN INVESTMENT IN THE GE FIXED INCOME FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



 * MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.
** LESS THAN 0.01%

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005

GE FIXED INCOME FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $308,224
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

GE Fixed Income Fund

[Pie chart omitted -- plot points are as follows:]

Mortgage Backed                                            40.1%
Corporate Notes                                            24.8%
Asset Backed & Others                                      23.1%
U.S.Treasuries                                              8.9%
Federal Agencies                                            3.1%




                                  PRINCIPAL
                                     AMOUNT             VALUE

BONDS AND NOTES -- 108.9%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 11.8%

U.S. Treasury Bonds
   5.38%    02/15/31             $1,820,000       $   2,040,111(j)
   7.13%    02/15/23              1,015,000           1,317,470(h,j)
   8.13%    08/15/19 - 08/15/21   1,985,000           2,714,285(h,j)
U.S. Treasury Inflation
   Indexed Bonds
   2.00%    01/15/14              4,278,317           4,370,857(h)
   3.88%    04/15/29                451,748             619,387(h)
U.S. Treasury Notes
   3.88%    09/15/10              4,655,000           4,589,551(j)
   4.13%    08/15/08 - 08/15/10   3,740,000           3,724,373(j)
   4.25%    08/15/15              8,225,000           8,173,594(j)
                                                     27,549,628

FEDERAL AGENCIES -- 4.1%

Federal Farm Credit Bank
   3.75%    01/15/09              1,200,000           1,174,796
Federal Home Loan Bank
   2.38%    02/15/06              3,555,000           3,534,345(h)
Federal Home Loan
   Mortgage Corp.
   3.63%    09/15/08                438,000             428,418(j)
   4.38%    07/17/15              1,495,000           1,461,376(j)
   4.75%    12/08/10              1,515,000           1,511,651(h,j)
   6.75%    03/15/31              1,205,000           1,523,611(h)
                                                      9,634,197



                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------

AGENCY MORTGAGE BACKED -- 34.4%

Federal Home Loan Mortgage Corp.
   4.50%    06/01/33 - 10/01/35  $1,085,775       $   1,033,176
   5.00%    07/01/35 - 10/01/35     689,357             674,818
   5.50%    05/01/20                161,649             164,038
   6.00%    04/01/17 - 05/01/35   1,982,312           2,021,905
   6.50%    01/01/27 - 12/01/34   1,175,870           1,208,702
   7.00%    10/01/16 - 02/01/35     337,796             353,114
   7.50%    01/01/08 - 09/01/33     207,788             216,932
   8.00%    11/01/30                 32,868              35,135
   8.50%    04/01/30 - 05/01/30      84,457              91,821
   9.00%    12/01/16                 28,895              31,280
   9.50%    04/01/21                  2,724               2,989(h)
Federal National Mortgage Assoc.
   4.00%    05/01/19 - 06/01/19     604,231             581,843
   4.50%    05/01/18 - 02/01/35   4,120,385           3,983,451
   5.00%    06/01/20 - 07/01/35   1,930,322           1,902,948
   5.50%    03/01/14 - 07/01/35   2,979,472           3,005,685
   6.00%    09/01/14 - 07/01/35   4,611,393           4,699,458
   6.50%    08/01/17 - 02/01/35   6,144,615           6,320,731
   7.00%    08/01/13 - 05/01/35   2,089,918           2,185,591
   7.50%    12/01/09 - 03/01/34     765,952             808,701
   8.00%    12/01/12 - 12/01/22     704,369             754,443
   4.50%    TBA                  10,825,000          10,598,346(c)
   5.00%    TBA                   7,355,000           7,329,708(c)
   5.50%    TBA                   6,615,000           6,610,866(c)
   6.00%    TBA                  21,725,000          22,084,809(c)
Government National Mortgage Assoc.
   4.50%    08/15/33 - 09/15/34   1,198,595           1,154,161
   6.00%    04/15/27 - 06/15/35     513,889             526,353
   6.50%    04/15/19 - 08/15/34     831,066             863,524
   7.00%    03/15/12 - 06/15/34     228,873             238,603
   7.50%    01/15/23 - 10/15/33     211,344             224,268
   8.00%    12/15/29                  7,079               7,614
   8.00%    02/15/30
   9.00%    11/15/16 - 12/15/21     178,779             197,078
   5.50%    TBA                     650,000             655,890(c)
                                                     80,567,981

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.2%

Collateralized Mortgage Obligation
    Trust (Class B)
   4.70%    11/01/18                 12,295              10,700(d,f)
Federal Home Loan Mortgage Corp.
   2.88%    10/15/18                899,373              69,701(g,i)
   3.38%    12/15/30              2,313,146             143,849(g,i)
   4.50%    04/15/13 - 03/15/19   1,944,941             210,879(g)
   4.50%    05/15/17 - 11/15/19     600,000             581,721
   4.62%    10/15/33                340,000             264,180(i)
   5.00%    01/15/11 - 12/01/34   8,508,188           1,281,032(g)
   5.00%    05/15/20 - 11/15/34   3,245,000           3,116,055
   5.00%    09/25/43              3,874,323              33,900(d,g)
   5.50%    04/15/17 - 06/15/33   1,068,653             192,957(g)
   5.50%    10/15/34                464,794             472,783
   5.70%    12/15/33                205,000             172,528(i)


See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005




                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
   7.50%    01/15/16            $   100,070       $     104,073
   7.50%    07/15/27                  6,131               1,117(g)
   7.94%    06/15/33                673,158             671,273(i)
   8.00%    04/15/20                  4,025               4,016
   8.00%    02/01/23 - 07/01/24      24,390               5,083(g)
Federal Home Loan
   Mortgage STRIPS
   4.14%    08/01/27                  5,616               4,836(d,f)
Federal National Mortgage Assoc.
   1.16%    12/25/42                987,212              24,372(g,i)
   2.22%    06/25/43              3,586,689             161,401(g,i)
   3.17%    10/25/29                819,418              62,481(g,i)
   3.27%    12/25/30              1,035,173              65,831(g,h,i)
   3.77%    09/25/42              2,301,965             189,912(g,i)
   3.82%    04/25/17 - 10/25/17   1,769,681             145,535(g,i)
   3.87%    08/25/16                571,075              34,664(g,i)
   4.00%    02/25/28                 66,309              65,557
   4.27%    06/25/42                800,209              61,016(g,i)
   4.50%    05/25/18                331,820              37,071(g)
   4.50%    12/25/19                225,000             212,828
   4.75%    11/25/14                210,155              17,779(g)
   5.00%    02/25/11 - 02/25/32     634,545              53,112(g)
   5.00%    03/25/35                300,000             283,312
   5.50%    01/25/27                515,669              60,511(g)
   5.50%    07/25/34 - 02/25/35     953,530             968,003(h)
   5.75%    02/25/35                450,000             461,738
   6.00%    12/25/34                325,000             339,625
   6.50%    12/25/34                231,301             242,100
   6.54%    09/25/31                534,993             517,712(i)
   8.00%    07/25/14                335,391             346,920
Federal National Mortgage
   Assoc. (Class 1)
   4.04%    11/01/34              1,391,839           1,088,244(d,f)
Federal National Mortgage
   Assoc. (Class S)
   3.27%    02/25/31                821,961              54,455(g,i)
Federal National Mortgage
   Assoc. REMIC
   4.50%    11/25/13              1,039,195              54,354(g)
   5.00%    10/25/22                314,425              48,736(g)
   5.50%    08/25/33              1,126,456             263,415(g)
   8.18%    03/25/31                810,274             812,173(i)
Federal National Mortgage Assoc.
   REMIC (Class B)
   5.83%    12/25/22                  8,752               7,064(d,f)
Federal National Mortgage Assoc.
   REMIC (Class J)
   1080.91% 03/25/22                     22                 300(g)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1008.00% 05/25/22                     39                 999(g)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
   7.50%    11/01/23                 86,092              20,258(g)
   8.00%    08/01/23 - 07/01/24      51,736              10,484(g)




                                  PRINCIPAL
                                     AMOUNT             VALUE
--------------------------------------------------------------------------------
   8.50%    03/01/17 - 07/25/22 $    27,436        $      5,240(g)
   9.00%    05/25/22                  8,818               1,792(g)
Government National
   Mortgage Assoc.
   5.00%    02/16/34                335,000             318,669(h)
Vendee Mortgage Trust
   13.00%   05/15/33              2,478,630              63,031(d,g,h)
                                                     14,441,377

ASSET BACKED -- 9.1%

Accredited Mortgage Loan
   Trust (Class A)
   4.13%    07/25/34                649,309             650,251(i)
American Express Credit Account
   Master Trust (Class A)
   3.89%    12/15/08                500,000             500,401(i)
Bank One Issuance Trust
   3.59%    05/17/10                115,000             113,089
Bank One Issuance Trust (Class A)
   3.88%    12/15/10              1,000,000           1,002,556(i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   4.20%    01/25/34                185,568             186,244(i)
BMW Vehicle Owner Trust (Class B)
   2.93%    03/25/09                251,000             247,927
Capital One Master Trust (Class C)
   6.70%    06/15/11                378,000             396,503(b)
Capital One Prime Auto
   Receivables Trust (Class A)
   3.85%    09/17/07                169,052             169,083(i)
Carmax Auto Owner Trust
   4.35%    03/15/10                239,000             237,467
Chase Credit Card Master
   Trust (Class A)
   3.88%    07/15/10              1,780,000           1,784,411(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   4.08%    03/25/32                102,097             102,343(i)
   5.75%    05/25/32                 45,000              44,508
Chase Issuance Trust
   4.52%    12/15/10                970,000             964,849
Citibank Credit Card Issuance Trust
   3.87%    02/07/08              1,200,000           1,200,195(i)
   3.91%    12/17/07                800,000             800,094(i)
   4.08%    03/07/08                613,000             613,869(i)
   4.45%    04/07/10                316,000             313,093
CNH Equipment Trust (Class A)
   3.93%    12/15/10              1,000,000           1,000,095(b,i)
Countrywide Asset-Backed
   Certificates (Class A)
   4.10%    05/25/36                500,000             500,872(i)
   4.11%    08/25/32                 67,297              67,314(i)
Federal National Mortgage Assoc.
   3.95%    12/26/31                165,470             165,011




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005



                                  PRINCIPAL
                                     AMOUNT             VALUE
--------------------------------------------------------------------------------
First Franklin Mtg Loan Asset
   Backed Certificates
   3.93%    12/31/49             $3,000,000        $  3,000,000(i)
   4.11%    01/25/35                500,000             501,251(i)
Fleet Home Equity Loan Trust
   (Class A)
   4.05%    01/20/33                535,747             536,296(i)
Honda Auto Receivables Owner
   Trust (Class A)
   4.15%    10/15/10                263,000             260,191
Household Automotive Trust
   (Class A)
   4.09%    07/17/09                405,461             405,977(i)
   4.13%    05/18/09              3,779,085           3,785,167(i)
Mid-State Trust
   7.54%    07/01/35                 25,975              27,281
Peco Energy Transition Trust
   6.52%    12/31/10                250,000             269,113
Residential Asset Mortgage
   Products, Inc.
   4.07%    03/25/34                143,513             143,576(i)
Residential Asset Mortgage
   Products, Inc. (Class A)
   4.11%    06/25/32                115,760             115,940(i)
Residential Asset Securities Corp.
   4.08%    07/25/32                 57,800              57,889(i)
Residential Asset Securities Corp.
   (Class A)
   4.12%    06/25/33                246,360             246,674(i)
   4.16%    07/25/30                212,000             209,106(i)
   4.20%    01/25/33                184,095             184,654(i)
Saxon Asset Securities Trust
   (Class A)
   4.23%    12/25/32                 10,747              10,748(i)
Volkswagen Auto Lease Trust
   (Class A)
   3.94%    10/20/10                160,000             158,028
Wachovia Asset Securitization Inc.
   (Class A)
   4.05%    06/25/34                329,164             329,482(i)
Wells Fargo Home Equity Trust
   3.97%    09/25/24                138,000             135,396(i)
                                                     21,436,944

CORPORATE NOTES -- 32.1%

Abbey National PLC
   7.95%    10/26/29                325,000             421,904
AES Corp.
   8.75%    06/15/08                515,000             544,612
AIG SunAmerica Global
   Financing VII
   5.85%    08/01/08                310,000             319,072(b)
Air Jamaica Ltd.
   9.38%    07/08/15                265,000             264,337(b)
Alberta Energy Co. Ltd.
   7.38%    11/01/31                105,000             129,974







                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
Albertson's, Inc.
   7.50%    02/15/11            $   160,000        $    156,721
Allegiance Corp.
   7.00%    10/15/26                200,000             222,432
Allied Waste North America
   7.25%    03/15/15                650,000             640,250(b,h)
Allstate Life Global Funding Trusts
   3.85%    01/25/08                305,000             299,316(h)
Alltel Corp.
   4.66%    05/17/07                405,000             404,623(h)
ALROSA Finance S.A.
   8.88%    11/17/14                270,000             319,950(b)
Altria Group, Inc.
   7.20%    02/01/07                160,000             164,833
America Movil S.A. de C.V.
   9.27%    01/05/16              5,200,000             478,079(d)
American Electric Power
   Company, Inc.
   4.71%    08/16/07                270,000             269,631(k)
American Electric Power
   Company, Inc. (Series D)
   5.25%    06/01/15                250,000             250,396
American General Corp.
   7.50%    08/11/10                170,000             188,034
American General Finance Corp.
   4.88%    07/15/12                300,000             295,432
ANZ Capital Trust
   4.48%    12/31/49                310,000             303,035(b)
Appalachian Power Co. (Series G)
   3.60%    05/15/08                165,000             160,468
Appalachian Power Co. (Series K)
   5.00%    06/01/17                200,000             193,499
Archer-Daniels-Midland Co.
   5.38%    09/15/35                200,000             194,492
Assurant, Inc.
   6.75%    02/15/34                215,000             231,740
AT&T Corp.
   9.05%    11/15/11                500,000             563,125(h)
BAC CAP TRUST V
   5.63%    03/08/35                310,000             300,885
Banco Mercantil del Norte S.A.
   5.88%    02/17/14                400,000             404,000(b,i)
Banco Santander Chile
   5.38%    12/09/14                275,000             276,303(b)
Bank of America Corp.
   3.88%    01/15/08                115,000             113,285
Bank One Corp.
   6.50%    02/01/06                 15,000              15,112
Barclays Bank PLC
   7.38%    06/29/49                405,000             454,329(b,i)
Bavaria S.A.
   8.88%    11/01/10                210,000             231,630(b)
BBVA Bancomer Capital Trust I
   10.50%   02/16/11                370,000             379,250(b)
BellSouth Corp.
   6.55%    06/15/34                310,000             332,509




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005


                                  PRINCIPAL
                                     AMOUNT             VALUE
--------------------------------------------------------------------------------
Boeing Co.
   8.75%    09/15/31               $135,000        $    194,891
Braskem S.A.
   9.38%    06/01/15                160,000             173,600(b)
British Aerospace Finance, Inc.
   7.50%    07/01/27                230,000             271,002(b)
Burlington Northern
   Santa Fe Corp.
   8.13%    04/15/20                360,000             456,622
Campbell Soup Co.
   5.50%    03/15/07                225,000             227,396
Capital One Bank
   6.50%    06/13/13                105,000             112,680
Capital One Financial Corp.
   8.75%    02/01/07                300,000             314,848
Carolina Power & Light Co.
   5.15%    04/01/15                140,000             140,228
   5.70%    04/01/35                 80,000              80,928
   6.13%    09/15/33                330,000             354,852
Case New Holland Inc.
   6.00%    06/01/09                895,000             859,200(h)
Cendant Corp.
   6.25%    01/15/08                200,000             204,778(h)
Charter One Bank FSB
   6.38%    05/15/12                195,000             210,766
Chesapeake Energy Corp.
   7.75%    01/15/15                570,000             607,050
China Development Bank
   5.00%    10/15/15                265,000             261,756
Citigroup, Inc.
   6.63%    06/15/32                275,000             311,091
Clear Channel
   Communications, Inc.
   4.63%    01/15/08                360,000             353,087
CNA Financial Corp.
   5.85%    12/15/14                430,000             428,508(h)
CNF Inc.
   6.70%    05/01/34                 50,000              53,854
Comcast Cable Communications
   Holdings, Inc.
   9.46%    11/15/22                410,000             551,386
Consolidated Natural Gas Co.
   5.38%    11/01/06                420,000             423,065
Consumers Energy Co.
   5.15%    02/15/17                210,000             205,082
   5.80%    09/15/35                200,000             196,672
Consumers Energy Co. (Series L)
   5.00%    02/15/12                230,000             228,823
Corp Interamericana de
   Entretenimiento S.A.
   8.88%    06/14/15                265,000             260,362(b)
Countrywide Home Loans, Inc.
   5.63%    05/15/07                190,000             192,696
COX Communications, Inc.
   5.45%    12/15/14                330,000             327,900(h)
CSX Transportation, Inc.
   9.75%    06/15/20                113,000             159,168






                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
D.R. Horton, Inc.
   7.50%    12/01/07               $230,000        $    240,705
DaimlerChrysler NA Holding Corp.
   4.05%    06/04/08                200,000             195,403
   4.75%    01/15/08                200,000             199,232
DBS Bank Ltd.
   5.00%    11/15/19                390,000             385,543(b,i)
Detroit Edison Co. (Series B)
   5.45%    02/15/35                330,000             319,696
Dex Media, Inc.
   8.50%    08/15/10                775,000             819,562
Digicel Ltd.
   9.25%    09/01/12                260,000             269,100(b,j)
DirecTV Holdings LLC
   6.38%    06/15/15                600,000             595,500(b,h)
Dominion Resources Inc.
   (Series B)
   4.13%    02/15/08                535,000             526,662
Dominion Resources Inc.
   (Series G)
   3.66%    11/15/06                535,000             529,376(h,k)
Duke Capital LLC
   4.30%    05/18/06                235,000             234,850
   4.33%    11/16/06                410,000             407,880
   5.67%    08/15/14                215,000             217,826
   8.00%    10/01/19                100,000             120,595
Echostar DBS Corp.
   5.75%    10/01/08                860,000             848,175(h)
El Paso Electric Co.
   6.00%    05/15/35                300,000             307,777
Emmis Communications Corp.
   9.75%    06/15/12                260,000             261,950(i)
Enterprise Products Operating LP
   4.00%    10/15/07                690,000             676,202(h)
EOP Operating LP (REIT)
   7.75%    11/15/07                460,000             486,785
FirstEnergy Corp. (Series B)
   6.45%    11/15/11                325,000             346,049
Flextronics International Ltd.
   6.25%    11/15/14                890,000             885,550(h)
Ford Motor Credit Co.
   6.63%    06/16/08                510,000             497,668(h)
   7.00%    10/01/13                500,000             464,310(j)
   7.38%    10/28/09                510,000             494,022(h)
Gaz Capital for Gazprom
   8.63%    04/28/34                525,000             690,375(b)
Genentech, Inc.
   5.25%    07/15/35                140,000             134,594(b)
General Mills, Inc.
   3.88%    11/30/07                295,000             290,175
Georgia Power Co.
   4.88%    07/15/07                295,000             296,177
Gerdau S.A.
   8.88%    12/31/49                200,000             200,000(b)
Goodrich Corp.
   7.10%    11/15/27                255,000             290,098




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005



                                  PRINCIPAL
                                     AMOUNT           VALUE
--------------------------------------------------------------------------------
Greater Bay Bancorp
   5.25%    03/31/08               $225,000      $      226,246
Grupo Televisa S.A.
   6.63%    03/18/25                725,000             727,727
Grupo Transportacion Ferroviaria
   Mexicana S.A. de C.V.
   9.38%    05/01/12                165,000             178,200(b)
GTE Corp.
   6.94%    04/15/28                520,000             572,770
   7.51%    04/01/09                200,000             215,659
Halliburton Co.
   8.75%    02/15/21                155,000             203,493
HSBC Bank USA NA
   3.88%    09/15/09                670,000             651,145(h)
HSBC Capital Funding LP
   4.61%    12/29/49                410,000             392,220(b,i)
HSBC Capital Funding LP (Series 1)
   9.55%    12/31/49                355,000             421,060(b,i)
HSBC Finance Corp.
   6.50%    11/15/08                330,000             346,395
   6.75%    05/15/11                660,000             715,557(h)
Indosat Tbk PT
   7.13%    06/22/12                255,000             256,594(b)
Intelsat Bermuda Ltd.
   8.63%    01/15/15                590,000             601,800(b,h)
International Business
   Machines Corp.
   3.80%    02/01/08                200,000             196,722
International Lease Finance Corp.
   5.00%    04/15/10                300,000             301,066
iStar Financial, Inc.
   4.88%    01/15/09                100,000              99,195
   6.00%    12/15/10                345,000             355,169
   6.05%    04/15/15                140,000             142,760
   7.00%    03/15/08                290,000             302,533
Jefferson Smurfit Corp. US
   7.50%    06/01/13                380,000             342,000
Kansas Gas & Electric
   5.65%    03/29/21                175,000             171,516(b)
Kimco Realty Corp. (REIT)
   4.82%    06/01/14                200,000             194,673
Kinder Morgan Energy
   Partners LP
   5.13%    11/15/14                255,000             251,827
Kinder Morgan, Inc.
   6.50%    09/01/12                230,000             247,477
Kraft Foods, Inc.
   4.13%    11/12/09                150,000             146,299
   5.25%    06/01/07                185,000             186,800
L-3 Communications Corp.
   6.38%    10/15/15                310,000             312,325(b)
Lyondell Chemical Co. (Series A)
   9.63%    05/01/07                520,000             546,000
MacDermid, Inc.
   9.13%    07/15/11                775,000             829,250
Masco Corp.
   6.75%    03/15/06                365,000             368,669




                                  PRINCIPAL
                                     AMOUNT             VALUE
--------------------------------------------------------------------------------
Meritage Homes Corp.
   6.25%    03/15/15               $895,000        $    818,925(h)
MGM Mirage
   5.88%    02/27/14                925,000             878,750(h)
Midamerican Energy
   Holdings Co.
   3.50%    05/15/08                350,000             337,265
Morgan Stanley
   4.75%    04/01/14                300,000             289,463
Motorola, Inc.
   4.61%    11/16/07                380,000             379,560
National Power Corp.
   8.07%    08/23/11                195,000             195,343(b,i)
Navistar International Corp.
   (Series B)
   6.25%    03/01/12                925,000             878,750(h)
NB Capital Trust IV
   8.25%    04/15/27                220,000             237,994
Nell AF SARL
   8.38%    08/15/15                250,000             244,375(b)
Nelnet, Inc.
   5.13%    06/01/10                365,000             358,494
New Cingular Wireless
   Services Inc.
   7.35%    03/01/06                185,000             187,148
   8.75%    03/01/31                370,000             497,897(h)
Nexen, Inc.
   5.88%    03/10/35                165,000             161,825
Nexstar Broadcasting Group, Inc.
   7.00%    01/15/14                595,000             535,500
Nextel Communications, Inc.
   (Series D)
   7.38%    08/01/15                505,000             540,636
Noble Group Ltd.
   6.63%    03/17/15                100,000              92,315(b)
Nordea Bank AB
   5.42%    12/29/49                190,000             190,357(b,i)
Norfolk Southern Railway Co.
   9.75%    06/15/20                202,000             289,168
Northeast Utilities (Series B)
   3.30%    06/01/08                235,000             225,569
Northrop Grumman Corp.
   4.08%    11/16/06                315,000             313,364
NorthWestern Corp.
   5.88%    11/01/14                205,000             207,099
Novelis Inc.
   7.25%    02/15/15                600,000             567,000(b)
Ocean Energy, Inc.
   4.38%    10/01/07                 95,000              94,128
Odyssey Re Holdings Corp.
   7.65%    11/01/13                355,000             372,808
Ohio Power Co. (Series E)
   6.60%    02/15/33                 95,000             106,843
Pacific Gas & Electric Co.
   6.05%    03/01/34                160,000             167,018
PanAmSat Corp.
   9.00%    08/15/14                595,000             627,725




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005



                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
Park Place Entertainment.
   9.38%    02/15/07               $520,000        $    548,600
Pemex Finance Ltd.
   9.03%    02/15/11                260,000             287,225
   9.69%    08/15/09                840,000             912,408
Pemex Project Funding
   Master Trust
   6.13%    08/15/08                380,000             391,176
   7.38%    12/15/14                235,000             261,452(j)
Pepco Holdings, Inc.
   4.50%    06/01/10                400,000             401,576(i)
   5.50%    08/15/07                365,000             369,787
Petrobras International
   Finance Co.
   7.75%    09/15/14                105,000             113,662(j)
Petro-Canada
   5.95%    05/15/35                400,000             400,250
Potomac Edison Co.
   5.35%    11/15/14                155,000             156,683(b)
Procter & Gamble - Esop (Series A)
   9.36%    01/01/21                255,000             332,523
PSI Energy, Inc.
   6.65%    06/15/06                185,000             187,692
Public Service Company of
   New Mexico
   4.40%    09/15/08                370,000             365,441
Puget Energy, Inc.
   3.36%    06/01/08                225,000             216,873
   5.48%    06/01/35                200,000             194,784
Quest Diagnostics Inc.
   6.75%    07/12/06                200,000             203,118
Qwest Corp.
   7.63%    06/15/15                750,000             765,937(b,h)
Rabobank Capital Funding II
   5.26%    12/31/49                465,000             466,300(b,i)
Rabobank Capital Funding Trust
   5.25%    12/29/49                215,000             214,208(b,i)
RBS Capital Trust I
   5.51%    09/29/49                320,000             323,028(i)
Reckson Operating Partnership
   LP (REIT)
   5.88%    08/15/14                 65,000              66,140
Resona Preferred Global
   Securities Cayman Ltd.
   7.19%    12/29/49                660,000             683,273(b,i)
Royal Bank of Scotland
   Group PLC
   7.65%    08/31/49                325,000             394,334(i)
Royal Bank of Scotland Group
   PLC ADR
   9.12%    03/31/49                265,000             308,091
Russian Standard Finance S.A.
   7.50%    10/07/10                150,000             150,000(b)
San Diego Gas & Electric Co.
   5.35%    05/15/35                100,000              97,600
SBC Communications, Inc.
   5.10%    09/15/14                280,000             277,457


                                  PRINCIPAL
                                     AMOUNT             VALUE
--------------------------------------------------------------------------------
Simon Property Group LP (REIT)
   4.60%    06/15/10               $205,000        $    202,154
   4.88%    08/15/10                365,000             363,467
Sinclair Broadcast Group, Inc.
   8.00%    03/15/12                600,000             614,250
Sprint Capital Corp.
   6.00%    01/15/07                500,000             508,733(h)
   8.38%    03/15/12                460,000             541,194
   8.75%    03/15/32                725,000             972,707(h)
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%    12/03/14                190,000             190,000(i)
State of Illinois
   4.95%    06/01/23                120,000             117,503
   5.10%    06/01/33                210,000             207,988
Stewart Enterprises, Inc.
   6.25%    02/15/13                645,000             612,750(b,h)
Sumitomo Mitsui Banking Corp.
   5.63%    07/29/49                140,000             139,327(b,i)
Telefonos de Mexico S.A. de C.V.
   4.50%    11/19/08                230,000             226,683
TELUS Corp.
   7.50%    06/01/07                375,000             391,105
   8.00%    06/01/11                200,000             229,186
Thomson Corp.
   5.50%    08/15/35                200,000             196,671
Time Warner
   Entertainment Co. LP
   8.38%    07/15/33                285,000             356,097
Time Warner, Inc.
   6.88%    05/01/12                 75,000              81,933
Toyota Motor Credit Corp.
   3.82%    09/15/06              3,000,000           2,998,890(i)
Transcontinental Gas Pipe
   Line Corp.
   6.25%    01/15/08                785,000             793,831
TXU Electric Delivery Co.
   5.00%    09/01/07                205,000             205,784
   6.38%    05/01/12                185,000             198,811
Tyco International Group S.A.
   5.80%    08/01/06                350,000             353,294
Tyson Foods, Inc.
   7.25%    10/01/06                220,000             225,459
UBS Preferred Funding Trust I
   8.62%    10/29/49                215,000             248,956(i)
UFJ Bank Ltd.
   7.40%    06/15/11                300,000             333,413
UFJ Finance Aruba AEC
   6.75%    07/15/13                205,000             224,734
Union Pacific Corp.
   6.65%    01/15/11                235,000             253,785
United Rentals North America, Inc.
   7.75%    11/15/13                625,000             603,125(h)
United Utilities PLC
   6.45%    04/01/08                225,000             233,080
Valero Energy Corp.
   3.50%    04/01/09                325,000             310,566




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005


                                  PRINCIPAL
                                     AMOUNT            VALUE
--------------------------------------------------------------------------------
Verizon
   6.50%    09/15/11            $   220,000        $    231,288
Verizon Global Funding Corp.
   7.75%    06/15/32                295,000             360,300
Viacom, Inc.
   5.63%    05/01/07                100,000             101,190
VTB Capital S.A.
   6.25%    07/02/35                405,000             421,706(b)
   6.58%    07/30/07                186,000             193,665(i)
Wells Fargo & Co.
   5.25%    12/01/07                150,000             152,126
Westar Energy, Inc.
   5.15%    01/01/17                145,000             144,036
Westfield Capital
   Corporation Limited
   4.38%    11/15/10                300,000             292,756(b)
Westlake Chemical Corp.
   8.75%    07/15/11                455,000             490,262
Weyerhaeuser Co.
   6.13%    03/15/07                176,000             178,924
Wisconsin Electric Power
   3.50%    12/01/07                265,000             258,530
Wisconsin Energy Corp.
   5.88%    04/01/06                193,000             194,327
                                                     75,260,056

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.9%

Bank of America Alternative
   Loan Trust
   6.50%    07/25/35                269,105             276,236
Bear Stearns Commercial
   Mortgage Securities
   6.02%    02/14/31                600,000             620,531
CalSTRS Trust
   4.13%    11/20/12                598,000             591,488(b)
Countrywide Asset-Backed
   Certificates
   4.11%    07/25/35              4,000,000           3,999,905(i)
Crusade Global Trust (Class A)
   4.08%    09/18/34                113,867             114,085(i)
CS First Boston Mortgage
   Securities Corp.
   1.73%    03/15/35              6,895,595             341,750(b,g)
   4.73%    07/15/37              4,835,000             158,508(b,d,g)
   6.13%    04/15/37                310,000             330,276
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                900,000             935,985
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35                236,152             244,528(h)
GMAC Commercial Mortgage
   Securities, Inc.
   6.47%    04/15/34                179,000             191,380
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   4.71%    12/10/41              8,358,000             238,025(d,h,g)
Granite Mortgages PLC (Class 1)
   3.32%    01/20/43                604,357             605,316(i)





                                  PRINCIPAL
                                     AMOUNT              VALUE
--------------------------------------------------------------------------------
Homeside Mortgage Securities
   Trust (Class A)
   3.81%    01/20/27            $   200,099        $    200,223(i)
Impac CMB Trust (Class A)
   3.99%    10/25/35              3,000,000           3,000,000(i)
   4.21%    12/25/33                524,707             525,324(i)
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   1.33%    01/12/39              4,784,505             210,730(b,h,g,i)
   6.47%    11/15/35                298,000             321,556
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
   4.92%    10/15/37                422,000             419,930(i)
LB-UBS Commercial
   Mortgage Trust
   4.06%    09/15/27                695,000             677,879(i)
   4.51%    12/15/29                298,000             291,966
   4.53%    01/15/36              2,109,708             153,613(b,g,d)
   4.67%    01/18/12              6,468,000             224,683(d,h,g)
   4.87%    03/15/34              1,204,267              20,322(b,d,h,g)
   6.23%    03/15/26                229,000             238,979
   6.45%    02/15/40              5,025,132             110,994(b,d,h,g)
   8.90%    03/15/36              5,354,068             143,891(b,d,h,g)
LB-UBS Commercial Mortgage
   Trust (Class A)
   6.13%    12/15/30                400,000             425,849
   6.65%    11/15/27              2,251,000           2,439,428(h)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16                 66,000              71,816(b)
Master Alternative Loans Trust
   5.00%    08/25/18                323,962              43,937(g)
   6.50%    08/25/34 - 05/25/35   1,249,639           1,288,465(h)
Master Alternative Loans
   Trust (Class 3)
   6.50%    01/25/35                324,809             336,228
Morgan Stanley Capital I
   7.11%    04/15/33                707,000             760,332
Morgan Stanley Dean Witter
   Capital I
   4.59%    04/15/34                875,691              22,275(b,d,g)
   4.82%    10/15/35              1,459,671              35,488(b,d,h,g)
   7.20%    10/15/33                 72,000              78,558
Morgan Stanley Dean Witter
   Capital I (Class A)
   6.39%    10/15/35                550,000             592,465
   6.54%    02/15/31                107,334             111,590(h)
Morgan Stanley Dean Witter
   Capital I (Class X)
   1.45%    02/01/31                516,399              20,649(b,i,g)
Puma Finance Ltd. (Class A)
   3.74%    10/11/34                297,834             298,153(i)
   4.12%    03/25/34                488,603             489,180(i)
Structured Asset Securities
   Corp. (Class X)
   2.06%    02/25/28                251,261              13,034(i,g)




See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005




                                  PRINCIPAL
                                     AMOUNT             VALUE
--------------------------------------------------------------------------------
Wachovia Bank Commercial
   Mortgage Trust
   5.29%    07/15/42               $100,000        $    101,106(i)
Washington Mutual Inc.
   4.17%    01/25/45                923,885             926,042(i)
                                                     23,242,698

SOVEREIGN BONDS -- 1.3%

Government of Argentina
   7.70%    08/03/12                265,000             213,722(d)
Government of Bahamas
   6.63%    05/15/33                230,000             265,822(b)
Government of Brazil
   8.25%    01/20/34                265,000             266,325
   8.75%    02/04/25                265,000             279,972
Government of Colombia
   8.13%    05/21/24                265,000             285,272
Government of Jamaica
   9.00%    06/02/15                155,000             160,192
Government of Mexico
   6.75%    09/27/34                 40,000              42,600
Government of Philippine
   8.88%    03/17/15                265,000             282,887
   9.50%    02/02/30                265,000             284,212
Government of Uruguay
   9.25%    05/17/17                205,000             229,856
Government of Venezuela
   7.00%    12/01/18                525,000             517,125
   9.25%    09/15/27                265,000             313,495
                                                      3,141,480

TOTAL BONDS AND NOTES
   (COST $258,894,581)                              255,274,361


                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
   (COST $454,300)                      440       442,828(b)

                                 NUMBER OF
                                  CONTRACTS              VALUE
--------------------------------------------------------------------------------

PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------


CALL OPTIONS

U.S. Treasury Notes 2 Yr.
   (COST $7,313)                  3,600,000                   1

PUT OPTIONS

Euro Dollar Futures
   (COST $4,820)                         20               9,125

TOTAL PURCHASED OPTIONS
   (COST $12,133)                                         9,126








                                  PRINCIPAL
                                     AMOUNT                 VALUE

SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 6.9%
--------------------------------------------------------------------------------

ASSET BACKED -- 4.2%

Countrywide Asset-Backed
   Certificates
   4.26%    05/25/33           $     18,965        $      19,011(i)
Countrywide Asset-Backed
   Certificates (Class 2)
   4.13%    06/25/33                 56,841              56,953(i)
Countrywide Asset-Backed
   Certificates (Class A)
   4.23%    03/25/33                380,383             381,286(i)
Ford Credit Floorplan Master
   Owner Trust (Class A)
   3.81%    07/15/09              5,000,000           5,002,943(i)
Long Beach Mortgage Loan Trust
   3.95%    09/25/35              1,963,831           1,963,788(i)
Residential Asset Mortgage
   Products, Inc.
   4.10%    12/25/33              2,000,000           2,001,611(i)
Sears Credit Account Master
   Trust (Class A)
   4.15%    11/17/09                500,000             500,230(i)
                                                      9,925,822

CORPORATE NOTES -- 0.4%

Prudential Financial, Inc.
   4.00%    06/13/08              1,000,000           1,000,196(i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.3%

Interstar Millennium Trust (Class A)
   4.06%    03/14/36                 75,985              75,989(i)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
   3.94%    10/15/17              2,100,000           2,101,282(b,i)
MortgageIT Trust (Class 1)
   4.09%    05/25/35              2,678,009           2,679,821(i)
Thornburg Mortgage Securities
   Trust (Class A)
   4.17%    04/25/43                396,276             395,432(i)
                                                      5,252,524

TOTAL SECURITIES PURCHASED WITH COLLATERAL
   FROM SECURITIES ON LOAN
   (COST $16,171,306*)                               16,178,542


TOTAL INVESTMENT IN SECURITIES
   (COST $275,532,320)                              271,904,857



* $15,514,917 OF THE COST OF THESE SECURITIES REFLECTS THE INVESTMENT OF CASH COLLATERAL FROM SECURITIES ON LOAN AT SEPTEMBER 30, 2005.

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE FIXED INCOME FUND
Schedule of Investments

                                                              September 30, 2005



                                  PRINCIPAL
                                     AMOUNT         VALUE

SHORT-TERM INVESTMENTS -- 15.5%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 11.3%

COMMERCIAL PAPER -- 11.3%

Dresdner
   3.80%    10/04/05            $11,000,000        $ 10,996,516
Harwood Street Funding
   3.93%    10/03/05              3,770,000           3,769,177
Morgan Stanley Dean Witter
   3.81%    10/04/05             11,700,000          11,696,285
                                                     26,461,978

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 4.2%

COMMERCIAL PAPER -- 4.2%

Jupiter Securitization Corp.
   3.80%    10/04/05              3,225,000           3,223,979
Rabobank USA Financial Corp.
   3.88%    10/03/05              6,635,000           6,633,570
                                                      9,857,549

TOTAL SHORT-TERM INVESTMENTS
   (COST $36,319,527)                                36,319,527


TOTAL INVESTMENTS
   (COST $311,851,847)                              308,224,384


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET -- (31.5)%                                   (73,860,306)
                                                   ------------

NET ASSETS -- 100%                                 $234,364,078
                                                  =============




OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Fixed Income Fund had the following written option contracts open at September 30, 2005:

                     EXPIRATION DATE/    NUMBER OF
CALL OPTIONS           STRIKE PRICE      CONTRACTS     VALUE
--------------------------------------------------------------------------------

U.S. Treasury Notes
  10 Yr. Future
  (Written Option
  Premium $6,202)    Oct-05 / $101.68    810,000      $(32)

The GE Fixed Income Fund had the following Long futures contracts open at September 30, 2005:

                             NUMBER    CURRENT   UNREALIZED
                EXPIRATION     OF     NOTIONAL  APPRECIATION/
DESCRIPTION        DATE     CONTRACTS   VALUE   DEPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
  Notes 5 Yr.
  Futures      December 2005   100  $10,685,938   $(69,260)

The GE Fixed Income Fund had the following Short futures contracts open at September 30, 2005:

                             NUMBER      CURRENT   UNREALIZED
                EXPIRATION     OF       NOTIONAL  APPRECIATION/
DESCRIPTION        DATE     CONTRACTS     VALUE   DEPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
  Notes 10 Yr.
  Futures      December 2005   15    $(1,648,828)   $ 5,336
                                                    -------
                                                    $(63,924)
                                                    ========



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE Money Market Fund

Q & A

THE GE MONEY MARKET FUND IS MANAGED BY DONALD J. DUNCAN (PICTURED BELOW). SEE PORTFOLIO MANAGERS' BIOGRAPHICAL INFORMATION BEGINNING ON PAGE 141.

Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. For the twelve-month period ended September 30, 2005, the GE Money Market Fund returned 2.36%. The 90-day U.S. Treasury Bill, the Fund's benchmark, returned 2.74% and the Fund's Lipper peer group of 361 money market Funds returned an average of 1.85% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. The main driver of return for the Fund relative to its benchmark is yield curve positioning along the short end of the yield curve. With a consistent Fed raising fed funds 25 basis points at each of eight meetings since September 30, 2004, the average maturity of the Fund was kept short to take advantage of rising short term rates.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

A. Economic growth in the U.S. over the last twelve months was solid, supported by a strong housing market and healthy consumer spending. Strong growth and rising inflation expectations kept the Federal Reserve vigilant in its pursuit of removing accommodative policy at a "measured" pace. Since September 30, 2004, the central bank raised its fed funds target 200 basis points in eight quarter-point increments to 3.75%. Recent economic data has been mixed. Personal consumption has softened, while employment growth remains respectable. Purchasing manager reports were conflicted with the manufacturing sector gaining strength and the non-manufacturing sector losing strength. The prices paid index from both reports, however, rose in September. The full economic impact of hurricanes Katrina and Rita are yet unknown, however, the Fed has viewed inflation a higher risk than an economic slowdown, thus giving no indication at its latest meeting of taking pause from further rate hikes.




[PHOTO OMITTED]


PICTURED TO THE RIGHT:
DONALD J. DUNCAN

GE Money Market Fund

                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2005 - SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------------
                              ACCOUNT VALUE AT THE                ACCOUNT VALUE AT THE                  EXPENSES PAID
                           BEGINNING OF THE PERIOD ($)            END OF THE PERIOD ($)            DURING THE PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------------

ACTUAL RETURN**
----------------------------------------------------------------------------------------------------------------------------

     Class A                        $1,000.00                          $1,014.34                             1.97
----------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
----------------------------------------------------------------------------------------------------------------------------

     Class A                        $1,000.00                          $1,022.85                             1.98
----------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.39% FROM PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD)
** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 WAS: 1.43%

GE Money Market Fund

 CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot points are as follows:]

                  GE Money Market Fund             90 Day T-Bill
-------------------------------------------------------------------
09/30/95            $10,000.00                   $10,000.00
09/96                10,518.22                    10,522.16
09/97                11,059.24                    11,066.15
09/98                11,638.03                    11,633.00
09/99                12,182.81                    12,164.41
09/00                12,890.18                    12,863.48
09/01                13,517.19                    13,443.79
09/02                13,744.62                    13,682.32
09/03                13,876.87                    13,834.96
09/04                14,000.64                    13,991.20
09/05                14,331.20                    14,388.00

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIODS ENDED SEPTEMBER 30, 2005

                       ONE      FIVE    TEN
                       YEAR     YEAR    YEAR
                       ----    -----    ----
GE Money Market       2.36%    2.14%    3.66%
90 Day T-Bill         2.74%    2.25%    3.70%

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar-denominated money market instruments.

LIPPER PERFORMANCE COMPARISON
Money Market Peer Group
Based on average annual total returns for the periods ended 9/30/05

                           ONE     FIVE     TEN
                          YEAR     YEAR     YEAR
                          ----     ----     ----
Number of
Funds in
peer group:                361      302     188
---------------------------------------------------
Peer group
average annual
total return:            1.85%    1.72%    3.36%
---------------------------------------------------
Lipper categories
in peer group: Money Market Funds


FUND YIELD
AT SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                         FUND     IBC'S MONEY FUND*
                        -----     -----------------
  7-day current         3.34%+        3.10%
  7-day effective       3.40%         3.15%

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT
IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND
THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE
  TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT
  EARNINGS OF THE GE MONEY MARKET FUND AT
  SEPTEMBER 30, 2005.

* IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD OF ALL
  MAJOR MONEY MARKET FUNDS.


  AN INVESTMENT IN THE GE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 88 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE MONEY MARKET FUND
Schedule of Investments

                                                              September 30, 2005


GE Money Market Fund

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $214,494
(IN THOUSANDS) AS OF SEPTEMBER 30, 2005

[Pie chart omitted -- plot points are as follows:]

Commercial Paper                                           31.5%
Certificates of Deposit                                    24.0%
Repurchase Agreements                                      20.9%
Corporate Notes                                            14.4%
U.S. Governments                                            8.7%
Time Deposit                                                0.5%




                                  PRINCIPAL        AMORTIZED
                                     AMOUNT             COST

SHORT-TERM INVESTMENTS -- 99.9%
--------------------------------------------------------------------------------


U.S. GOVERNMENTS -- 8.7%

U.S. AGENCIES

Federal Home
   Loan Mortgage Corp.
   3.80%    07/12/06           $  8,570,000        $  8,570,000
Federal Home Loan Mortgage
   Discount Notes
   3.73%    01/10/06             10,220,000          10,114,914(d)
                                                     18,684,914

COMMERCIAL PAPER -- 31.5%

Abbey National PLC
   3.85%    10/03/05              2,660,000           2,659,431
Bank of America Corp.
   3.68%    11/01/05              8,560,000           8,532,874
Citigroup Inc.
   3.86%    12/22/05              5,150,000           5,104,720
Credit Suisse First Boston
   3.68%    11/09/05              8,490,000           8,456,153
Deutsche Bank AG
   3.92%    12/27/05              8,560,000           8,478,867
HBOS PLC
   3.46%    10/06/05              8,660,000           8,655,845
Jupiter Securitization Corp.
   3.63%    10/05/05              8,580,000           8,576,539
Rabobank USA Financial Corp.
   3.35%    11/10/05              8,630,000           8,597,925
Sheffield Receivables Corp.
   3.64%    10/03/05              8,560,000           8,558,269
                                                     67,620,623




                                  PRINCIPAL        AMORTIZED
                                     AMOUNT             COST
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.9%

Barclays
   3.83% dated 09/30/05,
   $11,113,546 to be
   received on 10/03/05,
   collateralized by
   $11,332,745 U.S. Government
   Agency Bond, Zero Coupon,
   maturing 03/13/06            $11,110,000       $  11,110,000
Credit Suisse First Boston
   3.80% dated 09/30/05,
   $12,003,800 to be
   received on 10/03/05,
   collateralized by $12,242,255
   U.S. Government
   Agency Bonds,
   0.00% - 6.25%, maturing
   03/05/12 - 06/23/33           12,000,000          12,000,000
Morgan Stanley Group, Inc.
   3.80% dated 09/30/05,
   $10,723,395 to be
   received on 10/03/05,
   collateralized by $10,934,544
   U.S. Government Agency
   Bond, Zero Coupon,
   maturing 07/20/15             10,720,000          10,720,000
UBS
   3.83% dated 09/30/05,
   $11,113,546 to be
   received on 10/03/05,
   collateralized by $11,332,399
   U.S. Government Agency
   Bond, Zero Coupon,
   maturing 05/15/06             11,110,000          11,110,000
                                                     44,940,000

CORPORATE NOTES -- 14.4%

American Express Credit Corp.
   3.76%    10/05/06              4,680,000           4,684,210(i)
Barclays Bank PLC
   3.75%    06/21/06              8,540,000           8,539,294(i)
HSBC Finance Corp.
   3.97%    06/22/06              8,540,000           8,545,401(i)
Morgan Stanley
   3.67%    10/03/06              9,060,000           9,060,000(i)
                                                     30,828,905

See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

GE MONEY MARKET FUND
Schedule of Investments

                                                              September 30, 2005


                                  PRINCIPAL         AMORTIZED
                                     AMOUNT              COST
--------------------------------------------------------------------------------
TIME DEPOSIT -- 0.5%

State Street Corp.
   3.45%    10/03/05            $   999,739       $     999,739(e)

CERTIFICATES OF DEPOSIT -- 23.9%
BNP Paribas
   3.80%    12/12/05              8,490,000           8,490,000
Calyon
   3.50%    10/13/05              8,650,000           8,650,000
Dexia Credit Local S.A.
   3.49%    10/11/05              8,640,000           8,640,000
Royal Bank of Canada
   N Y Branch
   3.82%    12/13/05              8,510,000           8,510,000
Societe Generale
   3.78%    11/01/05              8,570,000           8,570,000
Wachovia Bank
   3.76%    10/25/05              8,560,000           8,560,000
                                                     51,420,000

TOTAL SHORT TERM INVESTMENTS
   (COST $214,494,181)                              214,494,181


OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                           144,171
                                                    ------------


NET ASSETS -- 100.0%                                $214,638,352
                                                    ============



See Notes to Schedules of Investments on page 90 and Notes to Financial Statements on page 120.

Notes to Performance

                                                  September 30, 2005 (unaudited)

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

The performance data relating to Class A and B shares of GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods prior to September 26, 1997, reflect the performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Value Equity Fund and GE Tax-Exempt Fund is limited to the period from the Merger Date to September 30, 2005.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis through January 29, 2006. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future. Additional information about the expense limitations is contained in Footnote 4 to the Notes to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock U.S. market performance. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The MSCI World Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S. based investors. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The LB Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. The LB 1-3 Year Government Bond Index is a market value-weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. The LB 10-Year Muni Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

A number of the broad market returns are not available from the Funds' commencement of investment operations through September 30, 2005 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

Notes to Performance

                                                  September 30, 2005 (unaudited)

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

  + Returns are those of the predecessor Class C, which was combined with Class
    A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

Notes to Schedules of Investments

                                                              September 30, 2005

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $324,792; $1,340,511; $5,568,022; $20,186,331; $1,457,203 and $1,807,213 or
    0.63%, 1.33%, 2.16%, 8.61%, 2.40% and 1.15% of net assets for the GE Global
    Equity Fund, GE International Equity Fund, GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

(j) All or a portion of the security out on loan.

(k) Step coupon bond. Security becomes interest bearing at a future date. Rate shown as of September 30, 2005.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by FSA, AMBAC, MBIA, and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2005 (as a percentage of net assets) as follows:

               AMBAC                  14.70%
               FSA                    14.07%
               MBIA                    7.40%
               FGIC                    6.10%

 * Less than 0.1%.

** Denominated in USD unless otherwise indicated.


The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.


Abbreviations:

ADR         American Depository Receipt

AMBAC       AMBAC Indemnity Corporation

FGIC        Financial Guaranty Insurance Corporation

FSA         Financial Security Assurance

GDR         Global Depository Receipt

MBIA        Municipal Bond Investors
            Assurance Corporation

REGD.       Registered

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

SPDR        Standard & Poors Depository Receipts

STRIPS      Separate Trading of Registered Interest and Principal of Security

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE U.S. EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS A                                        CLASS B

                                     9/30/05 9/30/04  9/30/03   9/30/02  9/30/01   9/30/05  9/30/04  9/30/03    9/30/02  9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --    1/5/93      --         --        --       --   12/22/93
Net asset value, beginning of
  period                             $26.41  $24.19   $20.31    $25.00   $32.45    $25.20    $23.11   $19.38     $23.97   $31.30
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss) (b)     0.36    0.20     0.16      0.13     0.13      0.16      0.00(d) (0.01)    (0.06)    (0.09)
  Net realized and unrealized
   gains (losses) on investments       2.11    2.19     3.91     (4.49)   (5.52)     2.00      2.09     3.74     (4.29)    (5.30)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               2.47     2.39     4.07    (4.36)    (5.39)    2.16      2.09      3.73    (4.35)     (5.39)
--------------------------------------------------------------------------------------------------------------------------------


LESS DISTRIBUTIONS FROM:
  Net investment income               0.19     0.17     0.19     0.09      0.12       --        --        --       --         --
  Net realized gains                    --       --       --     0.24      1.94       --        --        --     0.24       1.94
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.19     0.17     0.19     0.33      2.06     --         --         --     0.24       1.94
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $28.69   $26.41   $24.19   $20.31    $25.00   $27.36    $25.20    $23.11   $19.38     $23.97
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                      9.40%    9.87%   20.09%  (17.78%)  (17.71%)   8.57%     9.04%    19.25%  (18.40%)   (18.33%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                 $339,327 $337,920 $315,980 $251,251  $285,417  $12,406   $19,373   $22,447  $22,806    $35,163
  Ratios to average net assets:
   Net investment income (loss)       1.28%    0.77%    0.72%    0.53%     0.43%    0.58%     0.02%    (0.03%)  (0.23%)   (0.32%)
   Net expenses                       0.78%    0.78%    0.83%    0.87%     0.87%    1.53%     1.53%     1.58%    1.62%      1.62%
   Gross expenses                     0.78%    0.78%    0.83%    0.87%     0.88%    1.53%     1.53%     1.58%    1.62%      1.63%
  Portfolio turnover rate               36%      29%      26%      41%       53%      36%       29%       26%      41%        53%
--------------------------------------------------------------------------------------------------------------------------------


                                            CLASS C (LEVEL LOAD)                                   CLASS Y

                                    9/30/05 9/30/04  9/30/03   9/30/02  9/30/01  9/30/05   9/30/04   9/30/03 9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --   11/29/93
Net asset value, beginning
  of period                         $24.93   $22.93   $19.23    $23.79   $31.08   $26.35    $24.14    $20.26   $24.94     $32.38
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss) (b)    0.15     0.00(d) (0.01)   (0.05)    (0.09)    0.44      0.27      0.22     0.20       0.20
  Net realized and unrealized
   gains (losses) on investments      1.99     2.07     3.75    (4.27)    (5.26)    2.10      2.17      3.91    (4.49)     (5.50)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               2.14     2.07     3.74    (4.32)    (5.35)    2.54      2.44      4.13    (4.29)     (5.30)
--------------------------------------------------------------------------------------------------------------------------------


LESS DISTRIBUTIONS FROM:
  Net investment income                 --     0.07     0.04       --         --    0.27      0.23      0.25     0.15       0.20
  Net realized gains                    --       --       --     0.24       1.94      --        --        --     0.24       1.94
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                     --     0.07     0.04     0.24      1.94     0.27      0.23      0.25     0.39       2.14
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $27.07   $24.93   $22.93   $19.23    $23.79   $28.62    $26.35    $24.14   $20.26     $24.94
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     8.58%    9.05%   19.46%  (18.41%)  (18.30%)   9.68%    10.13%    20.47%  (17.58%)   (17.50%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                   $9,306  $12,355  $10,137   $4,851    $5,129 $306,532  $346,807  $307,727 $243,957   $288,666
  Ratios to average net assets:
   Net investment income (loss)      0.57%    0.01%   (0.04%)  (0.22%)   (0.33%)   1.56%     1.02%     0.97%    0.78%      0.68%
   Net expenses                      1.53%    1.53%    1.57%    1.62%     1.62%    0.53%     0.53%     0.58%    0.62%      0.62%
   Gross expenses                    1.53%    1.53%    1.57%    1.62%     1.64%    0.53%     0.53%     0.58%    0.62%      0.63%
  Portfolio turnover rate              36%      29%      26%      41%       53%      36%       29%       26%      41%        53%
--------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE VALUE EQUITY FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                   CLASS A                                         CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --    9/8/93       --        --        --       --     9/8/93
Net asset value, beginning of
  period                            $10.94    $9.81    $8.29   $10.07    $12.76   $10.47     $9.39     $7.93    $9.69     $12.39
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss) (b)    0.11     0.07     0.07     0.07      0.05     0.03     (0.01)    (0.00)(d)(0.01)     (0.04)
  Net realized and unrealized
   gains (losses) on investments      1.04     1.13     1.54    (1.79)    (1.96)    1.00      1.09      1.46    (1.71)     (1.88)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS              1.15     1.20     1.61    (1.72)    (1.91)    1.03      1.08      1.46    (1.72)     (1.92)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.09     0.07     0.09     0.02        --       --        --        --       --         --
  Net realized gains                  0.35       --       --     0.04      0.78     0.35        --        --     0.04       0.78
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.44     0.07     0.09     0.06      0.78     0.35        --        --     0.04       0.78
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $11.65   $10.94    $9.81    $8.29    $10.07   $11.15    $10.47     $9.39    $7.93    $  9.69
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                    10.73%   12.32%   19.49%  (17.24%)  (15.95%)   9.88%    11.50%    18.41%  (17.88%)   (16.54%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                  $47,633  $48,065  $48,400  $43,157   $46,045   $6,342    $9,734   $13,568  $14,437    $28,131
  Ratios to average net assets:
    Net investment income (loss)     1.00%    0.61%    0.73%    0.66%     0.42%    0.29%    (0.13%)   (0.02%)  (0.09%)    (0.32%)
    Net expenses                     1.20%    1.20%    1.13%    1.01%     1.08%    1.95%     1.95%     1.87%    1.78%      1.83%
    Gross expenses                   1.21%    1.31%    1.18%    1.01%     1.09%    1.96%     2.05%     1.92%    1.78%      1.83%
  Portfolio turnover rate              35%      32%      29%      39%       52%      35%       32%       29%      39%        52%
--------------------------------------------------------------------------------------------------------------------------------



                                            CLASS C (LEVEL LOAD)                                   CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --     1/5/98
Net asset value, beginning
  of period                         $10.43    $9.37    $7.92     $9.68   $12.40   $11.54    $10.37     $8.77   $10.65     $13.41
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss) (b)    0.03    (0.01)   (0.00)(d) (0.01)   (0.04)    0.15      0.10      0.09     0.10       0.08
  Net realized and unrealized
   gains (losses) on investments      0.99     1.08     1.48     (1.71)   (1.90)    1.10      1.17      1.62    (1.89)     (2.06)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               1.02     1.07     1.48    (1.72)    (1.94)    1.25      1.27      1.71    (1.79)     (1.98)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income              (0.00)(d) 0.01     0.03       --        --     0.13      0.10      0.11     0.05         --
  Net realized gains                  0.35       --       --     0.04      0.78     0.35        --        --     0.04       0.78
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.35     0.01     0.03     0.04      0.78     0.48      0.10      0.11     0.09       0.78
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $11.10   $10.43    $9.37    $7.92     $9.68   $12.31    $11.54    $10.37    $8.77     $10.65
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     9.85%   11.43%   18.68%  (17.90%)  (16.70%)  10.91%    12.29%    19.64%  (17.03%)   (15.69%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)                  $1,695   $1,690   $1,783   $1,097      $982      $56       $42    $5,993   $4,227     $5,686
  Ratios to average net assets:
    Net investment income (loss)     0.24%   (0.14%)  (0.04%)  (0.08%)   (0.34%)   1.26%     0.93%     0.96%    0.91%      0.67%
    Net expenses                     1.95%    1.95%    1.88%    1.76%     1.83%    0.95%     0.95%     0.88%    0.77%      0.83%
    Gross expenses                   1.96%    2.05%    1.94%    1.76%     1.84%    0.96%     0.99%     0.94%    0.77%      0.84%
  Portfolio turnover rate              35%      32%      29%      39%       52%      35%       32%       29%      39%        52%
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE SMALL-CAP VALUE EQUITY FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                   CLASS A                                         CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/98       --        --        --       --    9/30/98
Net asset value, beginning of
  period                            $14.87   $12.67   $11.49    13.74    $13.60   $14.22    $12.22    $11.16   $13.44     $13.41
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss) (b)    0.04    (0.06)   (0.01)   (0.01)     0.05    (0.06)    (0.16)    (0.09)   (0.10)     (0.05)
Net realized and unrealized
    gains (losses) on investments     2.89     2.26     1.19    (0.11)     0.56     2.75      2.16      1.15    (0.10)      0.55
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               2.93     2.20     1.18    (0.12)     0.61     2.69      2.00      1.06    (0.20)      0.50
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                 --       --       --     0.05        --       --        --        --       --         --
  Net realized gains                  2.10       --       --     2.08      0.47     2.10        --        --     2.08       0.47
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   2.10       --       --     2.13      0.47     2.10        --        --     2.08       0.47
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $15.70   $14.87   $12.67   $11.49    $13.74   $14.81    $14.22    $12.22   $11.16     $13.44
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                    20.87%   17.36%   10.27%   (2.92%)    4.70%   20.04%    16.37%     9.50%   (3.58%)     4.00%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)                 $56,235  $48,852  $51,902  $44,547   $32,918  $11,567   $11,88 5  $18,694  $15,984    $13,320
  Ratios to average net assets:
   Net investment income (loss)      0.26%   (0.38%)  (0.06%)  (0.05%)    0.36%   (0.46%)   (1.15%)   (0.81%)  (0.80%)    (0.40%)
   Net expenses                      1.21%    1.24%    1.24%    1.15%     1.12%    1.95%     1.99%     1.99%    1.90%      1.88%
   Gross expenses                    1.21%    1.25%    1.24%    1.17%     1.17%    1.96%     2.00%     1.99%    1.92%      1.92%
  Portfolio turnover rate              34%      93%     122%     138%      146%      34%       93%      122%     138%       146%
--------------------------------------------------------------------------------------------------------------------------------


                                            CLASS C (LEVEL LOAD)                                   CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --    9/30/98
Net asset value, beginning
  of period                         $14.19   $12.19   $11.14   $13.44    $13.41   $15.07    $12.81    $11.59   $13.85     $13.66
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)   (0.06)   (0.16)   (0.09)   (0.10)    (0.06)    0.08     (0.02)     0.02     0.03       0.09
  Net realized and unrealized
    gains (losses) on investments     2.74     2.16     1.14    (0.09)     0.56     2.94      2.28      1.20    (0.12)      0.57
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               2.68     2.00     1.05    (0.19)     0.50     3.02      2.26      1.22    (0.09)      0.66
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                 --       --       --     0.03        --       --        --        --     0.09         --
  Net realized gains                  2.10       --       --     2.08      0.47     2.10        --        --     2.08       0.47
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   2.10       --       --     2.11      0.47     2.10        --        --     2.17       0.47
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $14.77   $14.19   $12.19   $11.14    $13.44   $15.99    $15.07    $12.81   $11.59     $13.85
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     20.02%   16.41%    9.43%   (3.63%)    4.00%   21.22%    17.64%    10.53%   (2.71%)   5.06%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                   $8,391   $9,615   $8,945   $5,002      $455  $24,385  $23,1 44   $19,715   $8,759     $5,892
  Ratios to average net assets:
   Net investment income (loss)     (0.44%)  (1.12%)  (0.83%)  (0.79%)   (0.45%)   0.54%    (0.12%)    0.18%    0.22%      0.65%
   Net expenses                      1.95%    1.99%    2.01%    1.90%     1.88%    0.96%     0.99%     1.01%    0.90%      0.87%
   Gross expenses                    1.96%    2.00%    2.01%    1.97%     1.94%    0.96%     1.00%     1.01%    0.94%      0.91%
  Portfolio turnover rate              34%      93%     122%     138%      146%      34%       93%      122%     138%       146%
--------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE GLOBAL EQUITY FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS A                                        CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --    1/5/93       --        --        --       --   12/22/93
Net asset value, beginning
  of period                         $18.13   $16.07   $13.39   $16.58    $27.18   $16.76    $14.94    $12.48   $15.52     $25.90
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss) (b)    0.19     0.04     0.04     0.05      0.08     0.04     (0.09)   (0.07)    (0.07)     (0.08)
  Net realized and unrealized
   gains (losses) on investments      2.83     2.05     2.71    (3.16)    (6.26)    2.61      1.91      2.53    (2.95)     (5.88)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               3.02     2.09     2.75    (3.11)    (6.18)    2.65      1.82      2.46    (3.02)     (5.96)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.10     0.03     0.07     0.06        --       --        --        --       --         --
  Net realized gains                    --       --       --     0.02      4.42       --        --        --     0.02       4.42
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.10     0.03     0.07     0.08      4.42       --        --        --     0.02       4.42
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $21.05   $18.13   $16.07   $13.39    $16.58   $19.41    $16.76    $14.94   $12.48     $15.52
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                    16.67%   13.03%   20.56%  (18.89%)  (26.69%)  15.81%    12.18%    19.71%  (19.48%)   (27.24%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                  $32,038  $30,324  $27,864  $25,641   $42,200     $826    $1,047    $1,503     $906     $1,327
  Ratios to average net assets:
   Net investment income (loss)      0.95%    0.22%    0.26%    0.30%     0.39%    0.21%    (0.51%)   (0.51%)  (0.46%)    (0.42%)
   Net expenses                      1.49%    1.65%    1.50%    1.27%     1.34%    2.24%     2.40%     2.27%    2.03%      2.09%
   Gross expenses                    1.50%    1.67%    1.57%    1.27%     1.35%    2.25%     2.42%     2.36%    2.03%      2.10%
  Portfolio turnover rate              61%      28%      64%      51%       62%      61%       28%       64%      51%        62%
--------------------------------------------------------------------------------------------------------------------------------


                                            CLASS C (LEVEL LOAD)                                   CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --   11/29/93
Net asset value, beginning
  of period                         $16.88   $15.04   $12.47   $15.51    $25.90   $18.21    $16.14    $13.45   $16.66     $27.22
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss) (b)    0.04    (0.09)   (0.07)   (0.06)    (0.07)    0.24      0.09      0.08     0.09       0.10
  Net realized and unrealized
   gains (losses) on investments      2.62     1.93     2.64    (2.96)    (5.90)    2.84      2.05      2.72    (3.16)     (6.24)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               2.66     1.84     2.57    (3.02)    (5.97)    3.08      2.14      2.80    (3.07)     (6.14)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                 --       --       --       --        --     0.15      0.07      0.11     0.12         --
  Net realized gains                    --       --       --      0.02     4.42       --        --        --     0.02       4.42
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                     --       --       --     0.02      4.42     0.15      0.07      0.11     0.14       4.42
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $19.54   $16.88   $15.04   $12.47    $15.51   $21.14    $18.21    $16.14   $13.45     $16.66
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                    15.76%   12.23%   20.61%  (19.50%)  (27.27%)  16.98%    13.31%    20.87%  (18.65%)   (26.50%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                     $272     $423     $326     $293      $279  $18,183   $16,596   $13,548  $10,516    $13,068
  Ratios to average net assets:
   Net investment income (loss)      0.20%   (0.51%)  (0.47%)  (0.39%)   (0.36%)   1.19%     0.49%     0.51%    0.56%      0.48%
   Net expenses                      2.24%    2.40%    2.26%    2.02%     2.09%    1.24%     1.40%     1.26%    1.02%      1.09%
   Gross expenses                    2.25%    2.42%    2.33%    2.02%     2.10%    1.25%     1.42%     1.34%    1.02%      1.10%
  Portfolio turnover rate              61%      28%      64%      51%       62%      61%       28%       64%      51%        62%
--------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS A                                        CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --    3/2/94       --        --        --       --     3/2/94
Net asset value, beginning
  of period                         $12.73   $10.58    $9.41   $11.87    $19.24   $11.89     $9.92     $8.86   $11.18     $18.36
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss) (b)    0.14     0.09     0.07     0.06      0.11     0.02     (0.00)(d) (0.01)   (0.03)     (0.02)
  Net realized and unrealized
   gains (losses) on investments      3.07     2.11     1.17    (2.44)    (5.64)    2.88      1.98      1.07    (2.29)     (5.32)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               3.21     2.20     1.24    (2.38)    (5.53)    2.90      1.98      1.06    (2.32)     (5.34)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.07     0.05     0.07     0.08        --       --      0.01        --       --         --
  Net realized gains                    --       --       --       --      1.84       --        --        --       --       1.84
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.07     0.05     0.07     0.08      1.84       --      0.01        --       --       1.84
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $15.87   $12.73   $10.58    $9.41    $11.87   $14.79    $11.89     $9.92    $8.86     $11.18
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                    25.32%   20.88%   13.18%  (20.28%)  (31.34%)  24.39%    19.97%    11.96%  (20.84%)   (31.92%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                  $28,881  $23,144  $19,694  $19,773   $33,328   $1,249    $1,286      $954     $784     $1,166
  Ratios to average net assets:
   Net investment income (loss)      0.97%    0.69%    0.75%    0.50%     0.71%    0.12%    (0.02%)   (0.09%)  (0.24%)    (0.13%)
   Net expenses                      1.42%    1.58%    1.51%    1.35%     1.34%    2.18%     2.33%     2.25%    2.10%      2.09%
   Gross expenses                    1.43%    1.58%    1.51%    1.38%     1.34%    2.18%     2.33%     2.25%    2.14%      2.09%
  Portfolio turnover rate              66%      31%      68%      53%       68%      66%       31%       68%      53%        68%
--------------------------------------------------------------------------------------------------------------------------------


                                            CLASS C (LEVEL LOAD)                                   CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --     3/2/94
Net asset value, beginning
   of period                        $11.94    $9.95    $8.85   $11.18    $18.37   $12.85    $10.68     $9.53   $12.02     $19.42
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss) (b)    0.03    (0.01)    0.00(d) (0.01)    (0.01)    0.18      0.12      0.09     0.09       0.16
  Net realized and unrealized
   gains (losses) on investments      2.88     2.01     1.12    (2.32)    (5.34)    3.09      2.14      1.16    (2.46)     (5.72)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               2.91     2.00     1.12    (2.33)    (5.35)    3.27      2.26      1.25    (2.37)     (5.56)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                 --     0.01     0.02       --        --     0.11      0.09      0.10     0.12         --
  Net realized gains                    --       --       --       --      1.84       --        --        --       --       1.84
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                     --     0.01     0.02       --      1.84     0.11      0.09      0.10     0.12       1.84
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $14.85   $11.94    $9.95    $8.85    $11.18   $16.01    $12.85    $10.68    $9.53     $12.02
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                    24.37%   20.07%   12.62%  (20.91%)  (31.86%)  25.58%    21.22%    13.19%  (20.05%)   (31.22%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                   $1,196   $1,081   $1,200     $394      $246  $69,794   $46,942   $37,413  $24,997    $31,781
  Ratios to average net assets:
   Net investment income (loss)      0.19%   (0.09%)   0.05%   (0.12%)   (0.06%)   1.26%     0.95%     0.91%    0.75%      1.03%
   Net expenses                      2.17%    2.32%    2.27%    2.10%     2.09%    1.17%     1.33%     1.25%    1.10%      1.09%
   Gross expenses                    2.18%    2.33%    2.28%    2.15%     2.09%    1.17%     1.33%     1.26%    1.14%      1.09%
  Portfolio turnover rate              66%      31%      68%      53%       68%      66%       31%       68%      53%        68%
--------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE PREMIER GROWTH EQUITY FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS A                                        CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --  12/31/96       --        --        -        --   12/31/96
Net asset value, beginning
  of period                         $24.71   $23.26   $18.50   $22.63    $31.38   $23.29    $22.09    $17.70   $21.84     $30.55
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment loss (b)             0.11    (0.01)   (0.05)   (0.08)    (0.09)   (0.07)    (0.19)    (0.20)   (0.26)     (0.29)
  Net realized and unrealized
    gains (losses) on investments     2.19     1.46     4.81    (3.32)    (7.06)    2.05      1.39      4.59    (3.15)     (6.82)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               2.30     1.45     4.76    (3.40)    (7.15)    1.98      1.20      4.39    (3.41)     (7.11)
--------------------------------------------------------------------------------------------------------------------------------


LESS DISTRIBUTIONS FROM:
  Net investment income               0.05       --       --       --        --       --        --        --       --         --
  Net realized gains                    --       --       --     0.73      1.60       --        --        --     0.73       1.60
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   0.05       --       --     0.73      1.60       --        --        --     0.73       1.60
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $26.96   $24.71   $23.26   $18.50    $22.63   $25.27    $23.29    $22.09   $17.70     $21.84
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     9.31%    6.23%   25.73%  (15.97%)  (23.94%)   8.50%     5.43%    24.80%  (16.61%)   (24.48%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                 $358,382 $378,947 $243,274 $127,446  $104,215  $27,629   $35,377   $34,657  $25,900    $32,761
  Ratios to average net assets:
   Net investment income (loss)      0.43%   (0.04%)  (0.23%)  (0.36%)   (0.32%)  (0.29%)   (0.78%)   (0.98%)  (1.13%)    (1.07%)
   Net expenses                      0.97%    1.00%    1.07%    1.05%     1.08%    1.72%     1.75%     1.82%    1.81%      1.83%
   Gross expenses                    0.97%    1.00%    1.08%    1.05%     1.10%    1.72%     1.75%     1.82%    1.81%      1.85%
  Portfolio turnover rate              34%      21%      17%      19%       20%      34%       21%       17%      19%        20%
--------------------------------------------------------------------------------------------------------------------------------



                                            CLASS C (LEVEL LOAD)                                   CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --   12/31/96
Net asset value, beginning
  of period                         $23.30   $22.10   $17.69    $21.84   $30.55    25.13    $23.60    $18.72   $22.84     $31.58
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss) (b)   (0.08)   (0.19)   (0.20)    (0.23)   (0.29)    0.16      0.05      0.00(d) (0.03)     (0.02)
  Net realized and unrealized
      gains (losses) on investments   2.06     1.39     4.61     (3.19)   (6.82)    2.26      1.48      4.88    (3.36)     (7.12)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               1.98     1.20     4.41    (3.42)    (7.11)    2.42      1.53      4.88    (3.39)     (7.14)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                 --       --       --       --        --     0.15        --        --       --         --
  Net realized gains                    --       --       --     0.73      1.60       --        --        --     0.73       1.60
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                     --       --       --     0.73      1.60     0.15        --        --     0.73       1.60
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD      $25.28   $23.30   $22.10   $17.69    $21.84   $27.40    $25.13    $23.60   $18.72     $22.84
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                     8.50%    5.43%   24.93%  (16.66%)  (24.48%)   9.62%     6.48%    26.07%  (15.78%)   (23.75%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)                 $63,433  $68,744  $47,482  $14,003    $3,933 $209,902  $139,864   $93,875  $47,446    $47,064
  Ratios to average net assets:
   Net investment income (loss)     (0.32%)  (0.79%)  (0.99%)  (1.04%)   (1.08%)   0.58%     0.21%     0.02%   (0.11%)    (0.09%)
   Net expenses                      1.72%    1.75%    1.83%    1.77%     1.84%    0.72%     0.75%     0.82%    0.80%      0.84%
   Gross expenses                    1.72%    1.75%    1.84%    1.77%     1.87%    0.72%     0.75%     0.83%    0.80%      0.87%
  Portfolio turnover rate              34%      21%      17%      19%       20%      34%       21%       17%      19%        20%
--------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE STRATEGIC INVESTMENT FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS A                                        CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --    1/5/93       --        --        --       --   12/22/93
Net asset value, beginning
  of period                         $23.67   $22.19   $19.30   $22.20    $26.86   $22.91    $21.50    $18.69   $21.53     $26.13
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.43     0.30     0.31     0.43      0.58     0.24      0.12      0.15     0.26       0.38
  Net realized and unrealized
    gains (losses) on investments     1.67     1.45     2.99    (1.88)    (2.85)    1.61      1.42      2.90    (1.84)     (2.77)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               2.10     1.75     3.30    (1.45)    (2.27)    1.85      1.54      3.05    (1.58)     (2.39)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.39     0.27     0.41     0.54      0.64     0.19      0.13      0.24     0.35       0.46
  Net realized gains                  0.44       --       --     0.91      1.75     0.44        --        --     0.91       1.75
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.83     0.27     0.41     1.45      2.39     0.63      0.13      0.24     1.26       2.21
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $24.94   $23.67   $22.19   $19.30    $22.20   $24.13    $22.91    $21.50   $18.69     $21.53
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     8.90%    7.94%   17.33%   (7.48%)   (9.31%)   8.13%     7.15%    16.45%   (8.19%)   (10.00%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                 $129,971 $128,471 $113,033  $96,111  $104,421  $17,746   $20,077   $17,297  $15,215    $19,353
  Ratios to average net assets:
   Net investment income             1.74%    1.28%    1.50%    1.97%     2.35%    0.99%     0.53%     0.75%    1.20%      1.60%
   Net expenses                      0.80%    0.81%    0.84%    0.86%     0.86%    1.55%     1.56%     1.59%    1.61%      1.61%
   Gross expenses                    0.81%    0.81%    0.84%    0.86%     0.86%    1.56%     1.56%     1.59%    1.61%      1.61%
  Portfolio turnover rate             119%     135%     134%     115%      121%     119%      135%      134%     115%       121%
--------------------------------------------------------------------------------------------------------------------------------



                                             CLASS C  (LEVEL LOAD)                                 CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --   11/29/93
Net asset value, beginning
   of period                        $22.51   $21.18   $18.44   $21.31    $25.91   $23.74    $22.24    $19.34   $22.25     $26.92
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.23     0.13     0.15     0.26      0.37     0.50      0.36      0.36     0.49       0.63
  Net realized and unrealized
   gains (losses) on investments      1.58     1.39     2.89    (1.84)    (2.71)    1.66      1.47      3.01    (1.90)     (2.85)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               1.81     1.52     3.04    (1.58)    (2.34)    2.16      1.83      3.37    (1.41)     (2.22)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.26     0.19     0.30     0.38      0.51     0.45      0.33      0.47     0.59       0.70
  Net realized gains                  0.44       --       --     0.91      1.75     0.44        --        --     0.91       1.75
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.70     0.19     0.30     1.29      2.26     0.89      0.33      0.47     1.50       2.45
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $23.62   $22.51   $21.18   $18.44    $21.31   $25.01    $23.74    $22.24   $19.34     $22.25
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     8.12%    7.14%   16.62%   (8.21%)  (10.00%)   9.20%     8.22%    17.65%   (7.27%)    (9.10%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                  $15,975  $15,743   $5,355   $2,904    $2,778  $94.317  $107,340  $103,532  $78,294    $82,850
  Ratios to average net assets:
   Net investment income             0.99%    0.57%    0.74%    1.23%     1.59%    2.01%     1.52%     1.75%    2.22%      2.59%
   Net expenses                      1.55%    1.55%    1.58%    1.61%     1.61%    0.55%     0.56%     0.59%    0.61%      0.62%
   Gross expenses                    1.56%    1.56%    1.58%    1.61%     1.61%    0.56%     0.56%     0.59%    0.61%      0.62%
  Portfolio turnover rate             119%     135%     134%     115%      121%     119%      135%      134%     115%       121%
--------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                    CLASS A                                        CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --    9/8/93       --        --        --       --    4/22/87
Net asset value, beginning
  of period                          $8.79    $8.90    $8.94    $8.54     $8.06    $8.86     $8.98     $9.01    $8.61      $8.12
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.28     0.25     0.30     0.35      0.46     0.21      0.18      0.24     0.28       0.41
  Net realized and unrealized
   gains (losses) on investments     (0.10)   (0.11)   (0.04)    0.42      0.50    (0.08)    (0.12)    (0.04)    0.43       0.50
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS               0.18     0.14     0.26     0.77      0.96     0.13      0.06      0.20     0.71       0.91
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.28     0.25     0.30     0.37       0.48(c) 0.22      0.18      0.23     0.31       0.42(c)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.28     0.25     0.30     0.37      0.48     0.22      0.18      0.23     0.31       0.42
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD       $8.69    $8.79    $8.90    $8.94     $8.54    $8.77     $8.86     $8.98    $9.01      $8.61
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     2.08%    1.60%    2.95%    9.38%    12.16%    1.44%     0.74%     2.31%    8.41%     11.52%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                 $154,259 $169,373 $194,705 $204,181  $174,496   $2,327    $5,159    $8,366  $16,462    $58,838
  Ratios to average net assets:
   Net investment income             3.21%    2.80%    3.36%    4.13%     5.59%    2.43%     2.04%     2.68%    3.31%      4.90%
   Net expenses                      0.86%    0.95%    0.87%    0.85%     0.85%    1.61%     1.70%     1.62%    1.60%      1.60%
   Gross expenses                    0.86%    0.96%    0.87%    0.85%     0.92%    1.62%     1.71%     1.62%    1.64%      1.70%
  Portfolio turnover rate             148%     217%     151%     182%      189%     148%      217%      151%     182%       189%
--------------------------------------------------------------------------------------------------------------------------------



                                                CLASS C (LEVEL LOAD)

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01
-----------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99
Net asset value, beginning
   of period                         $8.89    $9.00    $9.04    $8.64     $8.14
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.22     0.18     0.24     0.30      0.41
  Net realized and unrealized
   gains (losses) on investments     (0.09)   (0.11)   (0.05)    0.41      0.51
-----------------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS               0.13     0.07     0.19     0.71      0.92
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.22     0.18     0.23     0.31      0.42(c)
-----------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.22     0.18     0.23     0.31      0.42
-----------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD       $8.80    $8.89    $9.00    $9.04     $8.64
-----------------------------------------------------------------------------------------

TOTAL RETURN (A)                     1.44%    0.85%    2.19%    8.38%    11.63%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                     $543     $777   $1,047   $1,142      $122
  Ratios to average net assets:
   Net investment income             2.40%    2.04%    2.61%    3.40%     4.91%
   Net expenses                      1.61%    1.70%    1.62%    1.57%     1.60%
   Gross expenses                    1.62%    1.71%    1.62%    1.57%     1.64%
  Portfolio turnover rate             148%     217%     151%     182%      189%
-----------------------------------------------------------------------------------------



See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE SHORT-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS A                                        CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --    3/2/94       --        --        --       --     3/2/94
Net asset value, beginning
  of period                         $11.67   $12.04   $12.21   $12.17    $11.68   $11.65    $12.02    $12.19   $12.16     $11.66
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.48     0.36     0.34     0.57      0.65     0.41      0.29      0.27     0.50       0.56
  Net realized and unrealized
   gains (losses) on investments     (0.36)   (0.25)   (0.09)    0.11      0.50    (0.36)    (0.25)    (0.10)    0.10       0.52
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS               0.12     0.11     0.25     0.68      1.15     0.05      0.04      0.17     0.60       1.08
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.48     0.36     0.41     0.59      0.66     0.41      0.29      0.33     0.52       0.58
  Net realized gains                    --     0.09     0.01     0.05        --       --      0.09      0.01     0.05         --
  Return of capital                     --     0.03       --       --        --       --      0.03        --       --         --
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.48     0.48     0.42     0.64      0.66     0.41      0.41      0.34     0.57       0.58
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $11.31   $11.67   $12.04   $12.21    $12.17   $11.29    $11.65    $12.02   $12.19     $12.16
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                     1.08%    0.91%    2.06%    5.65%    10.10%    0.47%     0.30%     1.45%    4.94%      9.55%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                  $43,909  $53,825  $64,054  $54,089   $27,798   $4,243    $5,044    $5,206   $3,399       $972
  Ratios to average net assets:
   Net investment income             4.15%    3.02%    2.82%    4.70%     5.50%    3.55%     2.44%     2.20%    4.11%      4.77%
   Net expenses                      0.78%    0.75%    0.73%    0.70%     0.70%    1.38%     1.35%     1.32%    1.30%      1.30%
   Gross expenses                    0.86%    0.86%    0.80%    0.78%     0.88%    1.46%     1.46%     1.40%    1.41%      1.44%
  Portfolio turnover rate              91%      89%     110%      42%       79%      91%       89%      110%      42%        79%
--------------------------------------------------------------------------------------------------------------------------------


                                           CLASS C (LEVEL LOAD)                                   CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --     3/2/94
Net asset value, beginning
  of period                         $11.65   $12.02   $12.19   $12.16    $11.66   $11.63    $12.00    $12.17   $12.13     $11.67
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.39     0.26     0.24     0.48      0.52     0.52      0.38      0.40     0.59       0.75
  Net realized and unrealized
   gains (losses) on investments     (0.35)   (0.24)   (0.09)    0.10      0.55    (0.37)    (0.23)    (0.12)    0.12       0.40
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS               0.04     0.02     0.15     0.58      1.07     0.15      0.15      0.28     0.71       1.15
--------------------------------------------------------------------------------------------------------------------------------


LESS DISTRIBUTIONS FROM:
  Net investment income               0.40     0.27     0.31     0.50      0.57     0.51      0.40      0.44     0.62       0.69
  Net realized gains                    --     0.09     0.01     0.05        --       --      0.09      0.01     0.05         --
  Return of capital                     --     0.03       --       --        --       --      0.03        --       --         --
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.40     0.39     0.32     0.55      0.57     0.51      0.52      0.45     0.67       0.69
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $11.29   $11.65   $12.02   $12.19    $12.16   $11.27    $11.63    $12.00   $12.17     $12.13
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                     0.32%    0.14%    1.29%    4.78%     9.38%    1.32%     1.26%     2.32%    6.06%     10.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                   $5,322   $7,591   $8,281   $3,762      $767   $7,302    $7,821    $1,160   $3,272     $2,194
  Ratios to average net assets:
   Net investment income             3.38%    2.24%    1.99%    3.94%     4.41%    4.41%     3.41%     3.33%    4.95%      6.36%
   Net expenses                      1.53%    1.50%    1.47%    1.44%     1.45%    0.53%     0.50%     0.47%    0.45%      0.42%
   Gross expenses                    1.61%    1.61%    1.55%    1.57%     1.62%    0.61%     0.62%     0.52%    0.54%      0.44%
  Portfolio turnover rate              91%      89%     110%      42%       79%      91%       89%      110%      42%        79%
--------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE TAX-EXEMPT FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS A                                        CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                          --       --       --       --    9/8/93       --        --        --       --     9/8/93
Net asset value, beginning
  of period                         $12.04   $12.19   $12.21   $11.75    $11.16   $12.04    $12.18    $12.21   $11.75     $11.16
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.45     0.43     0.44     0.47      0.53     0.36      0.34      0.35     0.39       0.45
  Net realized and unrealized
   gains (losses) on investments     (0.27)   (0.15)   (0.02)    0.47      0.59    (0.27)    (0.14)    (0.03)    0.47       0.59
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS               0.18     0.28     0.42     0.94      1.12     0.09      0.20      0.32     0.86       1.04
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.45     0.43     0.44     0.48      0.53     0.36      0.34      0.35     0.40       0.45
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.45     0.43     0.44     0.48      0.53     0.36      0.34      0.35     0.40       0.45
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $11.77   $12.04   $12.19   $12.21    $11.75   $11.77    $12.04    $12.18   $12.21     $11.75
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     1.50%    2.37%    3.54%    8.29%    10.27%    0.75%     1.69%     2.69%    7.49%      9.44%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                  $29,685  $40,638  $41,541  $36,512   $26,304   $1,630    $2,582    $3,779   $4,108     $4,739
  Ratios to average net assets:
   Net investment income             3.77%    3.58%    3.59%    4.03%     4.62%    3.02%     2.82%     2.89%    3.31%      3.88%
   Net expenses                      0.87%    0.87%    0.85%    0.85%     0.80%    1.62%     1.62%     1.60%    1.59%      1.55%
   Gross expenses                    0.96%    0.90%    0.86%    0.86%     0.83%    1.71%     1.66%     1.61%    1.60%      1.59%
  Portfolio turnover rate              39%      17%      30%      32%       12%      39%       17%       30%      32%        12%
--------------------------------------------------------------------------------------------------------------------------------

                                            CLASS C (LEVEL LOAD)                                   CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --    9/26/97
Net asset value, beginning
  of period                         $12.04   $12.18   $12.21   $11.75    $11.16   $13.04    $13.18    $12.70   $12.22     $11.61
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.36     0.34     0.35     0.35      0.45     0.51      0.50      0.48     0.53       0.58
  Net realized and unrealized gains
   (losses) on investments           (0.28)   (0.14)   (0.03)    0.50      0.59    (0.31)    (0.14)     0.50*    0.48       0.61
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS               0.08     0.20     0.32     0.85      1.04     0.20      0.36      0.98     1.01       1.19
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.36     0.34     0.35     0.39      0.45     0.52      0.50      0.50*    0.53       0.58
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.36     0.34     0.35     0.39      0.45     0.52      0.50      0.50     0.53       0.58
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $11.76   $12.04   $12.18   $12.21    $11.75   $12.72    $13.04    $13.18   $12.70     $12.22
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     0.66%    1.69%    2.77%    7.37%     9.44%    1.54%     2.81%     7.88%*   8.56%     10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                     $956   $1,771   $2,711   $3,364      $115      $34       $33      $287      $30        $28
  Ratios to average net assets:
   Net investment income             3.03%    2.83%    2.90%    2.92%     3.88%    3.98%     3.81%     3.70%    4.31%      4.88%
   Net expenses                      1.63%    1.62%    1.60%    1.60%     1.55%    0.62%     0.62%     0.62%    0.60%      0.55%
   Gross expenses                    1.71%    1.66%    1.60%    1.69%     1.59%    0.71%     0.66%     0.63%    0.61%      0.58%
  Portfolio turnover rate              39%      17%      30%      32%       12%      39%       17%       30%      32%        12%
--------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

GE FIXED INCOME FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                    CLASS A                                        CLASS B

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --    1/5/93       --        --        --       --   12/22/93
Net asset value, beginning
  of period                         $12.56   $12.78   $12.75   $12.41    $11.72   $12.56    $12.78    $12.76   $12.41     $11.73
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.48     0.41     0.41     0.55      0.67     0.38      0.32      0.31     0.46       0.58
  Net realized and unrealized
   gains (losses) on investments     (0.22)   (0.04)    0.16     0.35      0.72    (0.21)    (0.04)     0.15     0.36       0.71
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS               0.26     0.37     0.57     0.90      1.39     0.17      0.28      0.46     0.82       1.29
--------------------------------------------------------------------------------------------------------------------------------


LESS DISTRIBUTIONS FROM:
  Net investment income               0.47     0.42     0.44     0.56      0.70     0.38      0.33      0.34     0.47       0.61
  Net realized gains                  0.23     0.17     0.10       --        --     0.23      0.17      0.10       --         --
--------------------------------------------------------------------------------------------------------------------------------


TOTAL DISTRIBUTIONS                   0.70     0.59     0.54     0.56      0.70     0.61      0.50      0.44     0.47       0.61
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD      $12.12   $12.56   $12.78   $12.75    $12.41   $12.12    $12.56    $12.78   $12.76     $12.41
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     2.11%    2.99%    4.58%    7.62%    12.12%    1.34%     2.22%     3.71%    6.73%     11.26%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)                $142,688 $153,014 $167,091 $143,442  $129,413   $2,728    $3,208    $3,555   $3,242     $2,501
  Ratios to average net assets:
   Net investment income             3.85%    3.30%    3.20%    4.45%     5.54%    3.09%     2.55%     2.45%    3.72%      4.78%
   Net expenses                      0.80%    0.78%    0.78%    0.80%     0.80%    1.55%     1.53%     1.53%    1.55%      1.55%
   Gross expenses                    0.81%    0.79%    0.78%    0.82%     0.81%    1.56%     1.54%     1.54%    1.57%      1.56%
  Portfolio turnover rate             311%     363%     381%     308%      270%     311%      363%      381%     308%       270%
--------------------------------------------------------------------------------------------------------------------------------



                                            CLASS C (LEVEL LOAD)                                   CLASS Y

                                   9/30/05  9/30/04  9/30/03  9/30/02   9/30/01  9/30/05   9/30/04   9/30/03  9/30/02    9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                          --       --       --       --   9/30/99       --        --        --       --   11/29/93
Net asset value, beginning
   of period                        $12.57   $12.79   $12.76   $12.41    $11.73   $12.55    $12.77    $12.75   $12.40     $11.71
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income (b)           0.38     0.32     0.30     0.46      0.58     0.51      0.44      0.44     0.59       0.70
  Net realized and unrealized
   gains (losses) on investments     (0.20)   (0.04)    0.17     0.36      0.71    (0.22)    (0.04)     0.15     0.35       0.72
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM
  INVESTMENT OPERATIONS               0.18     0.28     0.47     0.82      1.29     0.29      0.40      0.59     0.94       1.42
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income               0.38     0.33     0.34     0.47      0.61     0.50      0.45      0.47     0.59       0.73
  Net realized gains                  0.23     0.17     0.10       --        --     0.23      0.17      0.10       --         --
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                   0.61     0.50     0.44     0.47      0.61     0.73      0.62      0.57     0.59       0.73
--------------------------------------------------------------------------------------------------------------------------------


NET ASSET VALUE, END OF PERIOD      $12.14   $12.57   $12.79   $12.76    $12.41   $12.11    $12.55    $12.77   $12.75     $12.40
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                     1.43%    2.22%    3.78%    6.82%    11.28%    2.36%     3.24%     4.75%    7.81%     12.49%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands)                   $1,731   $2,681   $3,274   $1,712      $305  $87,216   $94,622  $110,539  $86,653    $78,626
  Ratios to average net assets:
   Net investment income             3.10%    2.55%    2.36%    3.64%     4.82%    4.10%     3.55%     3.45%    4.75%      5.77%
   Net expenses                      1.55%    1.53%    1.52%    1.54%     1.55%    0.55%     0.53%     0.53%    0.55%      0.55%
   Gross expenses                    1.56%    1.54%    1.53%    1.58%     1.56%    0.56%     0.54%     0.53%    0.57%      0.56%
  Portfolio turnover rate             311%     363%     381%     308%      270%     311%      363%      381%     308%       270%
--------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
 SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED


GE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------



                                                        9/30/05         9/30/04        9/30/03         9/30/02        9/30/01
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --              --              --               --           1/5/93
Net asset value, beginning of period                      $1.00           $1.00          $1.00          $1.00           $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.02            0.01           0.01(b)         0.02(b)        0.05
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM INVESTMENT OPERATIONS                    0.02            0.01           0.01           0.02            0.05
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                    0.02            0.01           0.01           0.02            0.05
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                        0.02            0.01           0.01           0.02            0.05
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $1.00           $1.00          $1.00          $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                          2.36%           0.89%          0.96%          1.68%           4.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)             $214,638        $234,979       $269,533       $255,169        $278,435
  Ratios to average net assets:
   Net investment income                                  2.32%           0.85%          0.94%          1.69%           4.75%
   Net expenses                                           0.40%           0.35%          0.41%          0.45%           0.49%
    Gross expenses                                        0.40%           0.35%          0.41%          0.45%           0.50%
--------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights


(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(b) Net investment income per share is based on average shares outstanding during the period.

(c) Certain reclassifications were made to the prior periods' Financial Highlights of GE Government Securities Fund relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

(d) Less than $0.01 per share.

* The Fund recorded an accounting adjustment for $1,100 in 2003 which enhanced performance due to the small size of this share class. Absent this adjustment, the performance for the Class Y Shares would have been 3.80%. The Fund's net realized and unrealized gains (losses) on investments and distributions from net investment income would have been (0.01) per share without this adjustment.


See Notes to Financial Statements.

Statements of Assets
and Liabilities  SEPTEMBER 30, 2005


                                                                                  GE                             GE
                                                                                U.S.                          VALUE
                                                                              EQUITY                         EQUITY
                                                                                FUND                           FUND
ASSETS
   Investments in securities, at market*** (cost $589,753,538;
      $47,659,449; $74,445,870; $42,659,902; $80,304,022 and
      $579,893,795, respectively)                                        $654,106,669                    $54,670,299
   Short-term Investments (at amortized cost)                              25,319,113                         56,800
   Short-term affiliated investments (at amortized cost)                   11,278,019                      1,213,783
   Restricted cash****                                                             --                             --
   Foreign currency (cost $0; $0; $0; $65,211; $341,137
      and $0, respectively)                                                        --                             --
   Receivable for investments sold                                         14,529,691                        495,709
   Income receivables                                                         792,230                         79,861
   Receivable for fund shares sold                                            263,797                          1,635
   Variation margin receivable                                                  2,450                          1,250

------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                        706,291,969                     56,519,337
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to shareholders                                            --                          2,309
   Payable upon return of securities loaned                                24,834,113                         56,800
   Payable for investments purchased                                       12,791,260                        641,925
   Payable for fund shares redeemed                                           786,904                         36,221
   Payable to GEAM                                                            307,681                         55,831
   Variation margin payable                                                        --                             --
   Options written, at market value (premium received $0; $0;
      $32,569; $0; $0 and $0, respectively)                                        --                             --

------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                    38,719,958                        793,086
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                667,572,011                     55,726,251
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in                                                        587,713,598                     45,274,450
   Undistributed net investment income                                      8,663,779                        316,769
   Accumulated net realized gain (loss)                                     6,832,381                      3,114,982
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                          64,353,131                      7,010,850
      Futures                                                                   9,122                          9,200
      Written options                                                              --                             --
      Foreign currency related transaction                                         --                             --

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $667,572,011                    $55,726,251
------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets                                                                339,327,402                     47,632,820
Shares outstanding ($.001 par value; unlimited shares authorized)          11,826,360                      4,088,982
Net asset value per share                                                       28.69                          11.65
Maximum offering price per share                                                30.44                          12.36
CLASS B:
Net assets                                                                 12,406,058                      6,342,381
Shares outstanding ($.001 par value; unlimited shares authorized)             453,484                        568,997
Net asset value per share*                                                      27.36                          11.15
CLASS C: (LEVEL LOAD)
Net assets                                                                  9,306,125                      1,694,907
Shares outstanding ($.001 par value; unlimited shares authorized)             343,807                        152,654
Net asset value per share*                                                      27.07                          11.10
CLASS Y:
Net assets                                                                306,532,426                         56,143
Shares outstanding ($.001 par value; unlimited shares authorized)          10,709,152                          4,560
Net asset value per share                                                       28.62                          12.31






                                                                                          GE                             GE
                                                                                    SMALL-CAP                         GLOBAL
                                                                                 VALUE EQUITY                         EQUITY
                                                                                         FUND                           FUND
ASSETS
   Investments in securities, at market*** (cost $589,753,538;
      $47,659,449; $74,445,870; $42,659,902; $80,304,022 and
      $579,893,795, respectively)                                              $   97,410,356                    $ 50,408,774
   Short-term Investments (at amortized cost)                                      16,106,628                       7,422,118
   Short-term affiliated investments (at amortized cost)                            3,128,441                         946,995
   Restricted cash****                                                                     --                              --
   Foreign currency (cost $0; $0; $0; $65,211; $341,137
      and $0, respectively)                                                                --                          62,877
   Receivable for investments sold                                                     17,512                       1,407,763
   Income receivables                                                                  84,063                         102,859
   Receivable for fund shares sold                                                    103,721                         125,031
   Variation margin receivable                                                             --                              --

------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                                116,850,721                      60,476,417
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to shareholders                                                    --                              --
   Payable upon return of securities loaned                                        16,106,628                       7,422,117
   Payable for investments purchased                                                       --                       1,597,524
   Payable for fund shares redeemed                                                    68,552                          81,356
   Payable to GEAM                                                                     81,145                          54,084
   Variation margin payable                                                                --                           2,168
   Options written, at market value (premium received $0; $0;
      $32,569; $0; $0 and $0, respectively)                                            17,225                              --

------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                            16,273,550                       9,157,249
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        100,577,171                      51,319,168
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in                                                                 74,239,891                      51,619,918
   Undistributed net investment income                                                207,626                         367,175
   Accumulated net realized gain (loss)                                             3,149,824                      (8,428,433)
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                                  22,964,486                       7,748,872
      Futures                                                                              --                          15,210
      Written options                                                                  15,344                              --
      Foreign currency related transaction                                                 --                          (3,574)

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $100,577,171                     $51,319,168
------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets                                                                         56,234,624                      32,038,056
Shares outstanding ($.001 par value; unlimited shares authorized)                   3,582,195                       1,522,143
Net asset value per share                                                               15.70                           21.05
Maximum offering price per share                                                        16.66                           22.33
CLASS B:
Net assets                                                                         11,566,705                         826,176
Shares outstanding ($.001 par value; unlimited shares authorized)                     781,217                          42,555
Net asset value per share*                                                              14.81                           19.41
CLASS C: (LEVEL LOAD)
Net assets                                                                          8,390,799                         271,683
Shares outstanding ($.001 par value; unlimited shares authorized)                     568,263                          13,901
Net asset value per share*                                                              14.77                           19.54
CLASS Y:
Net assets                                                                         24,385,043                      18,183,253
Shares outstanding ($.001 par value; unlimited shares authorized)                   1,525,329                         860,320
Net asset value per share                                                               15.99                           21.14





                                                                                   GE                             GE
                                                                        INTERNATIONAL                        PREMIER
                                                                               EQUITY                         GROWTH
                                                                                 FUND                    EQUITY FUND
ASSETS
   Investments in securities, at market*** (cost $589,753,538;
      $47,659,449; $74,445,870; $42,659,902; $80,304,022 and
      $579,893,795, respectively)                                       $  99,001,820                    $638,065,830
   Short-term Investments (at amortized cost)                              23,420,771                      35,361,785
   Short-term affiliated investments (at amortized cost)                    1,971,400                      20,862,732
   Restricted cash****                                                         75,374                              --
   Foreign currency (cost $0; $0; $0; $65,211; $341,137
      and $0, respectively)                                                   341,812                              --
   Receivable for investments sold                                          1,535,107                       5,551,141
   Income receivables                                                         256,721                         332,760
   Receivable for fund shares sold                                             84,048                         930,050
   Variation margin receivable                                                     --                              --

----------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                        126,687,053                     701,104,298
----------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to shareholders                                            --                              --
   Payable upon return of securities loaned                                23,420,771                      35,361,785
   Payable for investments purchased                                        1,969,547                       5,152,032
   Payable for fund shares redeemed                                            75,485                         810,734
   Payable to GEAM                                                             97,232                         429,920
   Variation margin payable                                                     3,938                           4,375
   Options written, at market value (premium received $0; $0;
      $32,569; $0; $0 and $0, respectively)                                        --                              --

----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                    25,566,973                      41,758,846
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                101,120,080                     659,345,452
----------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in                                                         89,892,728                     599,498,378
   Undistributed net investment income                                        946,458                         801,978
   Accumulated net realized gain (loss)                                    (8,427,125)                        892,093
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                          18,697,798                      58,172,035
      Futures                                                                  16,411                         (19,032)
      Written options                                                              --                              --
      Foreign currency related transaction                                     (6,190)                             --

----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $101,120,080                    $659,345,452
----------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets                                                                 28,880,975                     358,381,664
Shares outstanding ($.001 par value; unlimited shares authorized)           1,819,563                      13,292,541
Net asset value per share                                                       15.87                           26.96
Maximum offering price per share                                                16.84                           28.60
CLASS B:
Net assets                                                                  1,249,041                      27,628,838
Shares outstanding ($.001 par value; unlimited shares authorized)              84,476                       1,093,450
Net asset value per share*                                                      14.79                           25.27
CLASS C: (LEVEL LOAD)
Net assets                                                                  1,195,804                      63,432,518
Shares outstanding ($.001 par value; unlimited shares authorized)              80,507                       2,509,471
Net asset value per share*                                                      14.85                           25.28
CLASS Y:
Net assets                                                                 69,794,260                     209,902,432
Shares outstanding ($.001 par value; unlimited shares authorized)           4,358,680                       7,660,959
Net asset value per share                                                       16.01                           27.40

   * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
  ** GE Money Market Fund is no load fund offering only one class of share to all investors
 *** Includes $24,373,776; $54,601; $15,684,523; $7,053,706; $22,204,350 and
     $34,378,726 of securities on loan in the GE U.S.Equity Fund, GE Value Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund,
     GE International Equity Fund and GE Premier Growth Equity Fund, respectively.
**** Cash on deposit with a broker as collateral for international futures contracts.


                                              See Notes to Financial Statements.

104 & 105

Statements of Assets
and Liabilities  SEPTEMBER 30, 2005

                                                                                  GE                             GE
                                                                           STRATEGIC                     GOVERNMENT
                                                                          INVESTMENT                     SECURITIES
                                                                                FUND                           FUND
ASSETS
   Investments in securities, at market*** (cost $240,680,383;
      $166,234,466; $58,679,048; $30,079,900; $275,532,320
      and $0 respectively)                                               $260,745,130                   $166,981,059
   Short-term Investments (at amortized cost)                              15,461,345                     37,869,653
   Short-term affiliated investments (at amortized cost)                    8,930,744                             --
   Cash                                                                            --                         17,677
   Foreign currency (cost $206,328; $0; $0; $0; $0
      and $0, respectively)                                                   216,405                             --
   Receivable for investments sold                                          3,134,350                             --
   Income receivables                                                         794,449                        878,345
   Receivable for fund shares sold                                            194,610                          3,925
   Other assets                                                                   --                           1,114

-----------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                        289,477,033                    205,751,773
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to shareholders                                            --                         87,214
   Payable upon return of securities loaned                                15,461,345                     47,296,807
   Payable for investments purchased                                       15,763,436                      1,006,189
   Payable for fund shares redeemed                                           107,106                        147,125
   Payable to GEAM                                                            128,515                         78,478
   Variation margin payable                                                     7,734                          6,718
   Options written, at market value (premium received $1,685;
      $4,517; $0; $0; $6,202 and $0, respectively)                                  9                             23
   Other liabilities                                                               --                             --

-----------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                    31,468,145                     48,622,554
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                258,008,888                    157,129,219
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in                                                        219,241,581                    170,159,545
   Undistributed (distribution in excess of) net investment income          3,200,734                        (58,218)
   Accumulated net realized gain (loss)                                    15,522,466                    (13,698,605)
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                          20,064,747                        746,593
      Futures                                                                 (29,067)                       (24,590)
      Written options                                                           1,676                          4,494
      Foreign currency related transaction                                      6,751                             --

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $258,008,888                   $157,129,219
-----------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets                                                                129,971,300                    154,258,928
Shares outstanding ($.001 par value; unlimited shares authorized)           5,210,934                     17,746,234
Net asset value per share                                                       24.94                           8.69
Maximum offering price per share                                                26.46                           9.08
CLASS B:
Net assets                                                                 17,745,925                      2,327,355
Shares outstanding ($.001 par value; unlimited shares authorized)             735,410                        265,407
Net asset value per share*                                                      24.13                           8.77
CLASS C: (LEVEL LOAD)
Net assets                                                                 15,974,896                        542,936
Shares outstanding ($.001 par value; unlimited shares authorized)             676,292                         61,713
Net asset value per share*                                                      23.62                           8.80
CLASS Y:
Net assets                                                                 94,316,767                             --
Shares outstanding ($.001 par value; unlimited shares authorized)           3,770,703                             --
Net asset value per share                                                       25.01                             --



                                                                                    GE
                                                                             SHORT-TERM                             GE
                                                                             GOVERNMENT                     TAX-EXEMPT
                                                                                   FUND                           FUND
ASSETS
   Investments in securities, at market*** (cost $240,680,383;
      $166,234,466; $58,679,048; $30,079,900; $275,532,320
      and $0 respectively)                                                 $ 56,151,662                     $31,075,101
   Short-term Investments (at amortized cost)                                12,837,108                              --
   Short-term affiliated investments (at amortized cost)                             --                         801,115
   Cash                                                                          18,935                              --
   Foreign currency (cost $206,328; $0; $0; $0; $0
      and $0, respectively)                                                          --                              --
   Receivable for investments sold                                                   --                              --
   Income receivables                                                           327,778                         501,487
   Receivable for fund shares sold                                                1,807                             344
   Other assets                                                                      --                              --

---------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                           69,337,290                      32,378,047
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to shareholders                                          12,155                          21,101
   Payable upon return of securities loaned                                   8,194,952                              --
   Payable for investments purchased                                            267,108                              --
   Payable for fund shares redeemed                                              59,387                          34,655
   Payable to GEAM                                                               27,630                          17,034
   Variation margin payable                                                          --                              --
   Options written, at market value (premium received $1,685;
      $4,517; $0; $0; $6,202 and $0, respectively)                                   --                              --
   Other liabilities                                                                 --                              --

---------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                       8,561,232                          72,790
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   60,776,058                      32,305,257
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in                                                           64,646,991                      31,441,166
   Undistributed (distribution in excess of) net investment income              (12,155)                         50,880
   Accumulated net realized gain (loss)                                      (1,331,392)                       (181,990)
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                            (2,527,386)                        995,201
      Futures                                                                        --                              --
      Written options                                                                --                              --
      Foreign currency related transaction                                           --                              --

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $60,776,058                     $32,305,257
---------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets                                                                   43,909,107                      29,685,302
Shares outstanding ($.001 par value; unlimited shares authorized)             3,882,683                       2,522,412
Net asset value per share                                                         11.31                           11.77
Maximum offering price per share                                                  11.60                           12.29
CLASS B:
Net assets                                                                    4,243,256                       1,630,053
Shares outstanding ($.001 par value; unlimited shares authorized)               375,797                         138,536
Net asset value per share*                                                        11.29                           11.77
CLASS C: (LEVEL LOAD)
Net assets                                                                    5,321,608                         955,998
Shares outstanding ($.001 par value; unlimited shares authorized)               471,258                          81,266
Net asset value per share*                                                        11.29                           11.76
CLASS Y:
Net assets                                                                    7,302,087                          33,904
Shares outstanding ($.001 par value; unlimited shares authorized)               647,796                           2,665
Net asset value per share                                                         11.27                           12.72



                                                                                         GE                            GE
                                                                                      FIXED                          MONEY
                                                                                     INCOME                         MARKET
                                                                                       FUND                         FUND**
ASSETS
   Investments in securities, at market*** (cost $240,680,383;
      $166,234,466; $58,679,048; $30,079,900; $275,532,320
      and $0 respectively)                                                     $271,904,857                    $        --
   Short-term Investments (at amortized cost)                                    36,319,527                     214,494,181
   Short-term affiliated investments (at amortized cost)                                 --                              --
   Cash                                                                              74,318                              --
   Foreign currency (cost $206,328; $0; $0; $0; $0
      and $0, respectively)                                                              --                              --
   Receivable for investments sold                                                4,144,230                              --
   Income receivables                                                             1,995,022                         399,615
   Receivable for fund shares sold                                                   41,159                         209,569
   Other assets                                                                          --                              --

------------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                              314,479,113                     215,103,365
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to shareholders                                               8,754                              --
   Payable upon return of securities loaned                                      25,372,466                              --
   Payable for investments purchased                                             54,412,437                              --
   Payable for fund shares redeemed                                                 192,982                         411,357
   Payable to GEAM                                                                  105,740                          53,656
   Variation margin payable                                                          20,078                              --
   Options written, at market value (premium received $1,685;
      $4,517; $0; $0; $6,202 and $0, respectively)                                       32                              --
   Other liabilities                                                                  2,546                              --

------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                          80,115,035                         465,013

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      234,364,078                     214,638,352
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in                                                              237,446,827                     214,638,472
   Undistributed (distribution in excess of) net investment income                  646,039                              --
   Accumulated net realized gain (loss)                                             (43,571)                           (120)
NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
      Investments                                                                (3,627,463)                             --
      Futures                                                                       (63,924)                             --
      Written options                                                                 6,170                              --
      Foreign currency related transaction                                               --                              --

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $234,364,078                    $214,638,352
------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Net assets                                                                      142,688,298                     214,638,352
Shares outstanding ($.001 par value; unlimited shares authorized)                11,771,806                     214,713,691
Net asset value per share                                                             12.12                            1.00
Maximum offering price per share                                                      12.66                              --
CLASS B:
Net assets                                                                        2,728,240                              --
Shares outstanding ($.001 par value; unlimited shares authorized)                   225,070                              --
Net asset value per share*                                                            12.12                              --
CLASS C: (LEVEL LOAD)
Net assets                                                                        1,731,108                              --
Shares outstanding ($.001 par value; unlimited shares authorized)                   142,636                              --
Net asset value per share*                                                            12.14                              --
CLASS Y:
Net assets                                                                       87,216,432                              --
Shares outstanding ($.001 par value; unlimited shares authorized)                 7,200,924                              --
Net asset value per share                                                             12.11                              --

 * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
** GE Money Market Fund is no load fund offering only one class of share to all investors
***  Includes $14,754,921; $46,014,232; $8,002,893 and $24,281,716 of securities on loan in the GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund, respectively.
**** Cash on deposit with a broker as collateral for international futures contracts.


See Notes to Financial Statements.



106 & 107

  Statements of Operations
  FOR THE YEAR ENDED SEPTEMBER 30, 2005


                                                                                  GE                             GE
                                                                                U.S.                          VALUE
                                                                              EQUITY                         EQUITY
                                                                                FUND                           FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                          $14,380,481                      $1,292,875
      Interest*                                                               28,705                             524
      Interest from affliated investments                                    234,810                          17,047
      Less: Foreign taxes withheld                                           (58,572)                         (4,094)

--------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                           14,585,424                       1,306,352
--------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees                                     2,825,928                         332,043
      Distributors fees (Note 4)
         Class A                                                             882,063                         122,544
         Class B                                                             162,683                          83,606
         Class C                                                             110,528                          18,045
      Blue Sky fees                                                           51,293                          38,044
      Transfer agent fees                                                    497,688                          83,494
      Trustees fees                                                           21,697                           1,969
      Custody and accounting expenses                                         83,145                          66,260
      Professional fees                                                      133,335                          12,103
      Registration and other expenses                                        134,029                          19,893

--------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                          4,902,389                         778,001
      Fee reimbursement from transfer agent (Note 2)                         (18,895)                         (6,411)
      Expenses (waived/borne) recouped by the
         adviser (Note 4)                                                        --                           15,320
--------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                         4,883,494                         786,910
--------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME                                                   9,701,930                         519,442
--------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                      43,310,847                       4,298,114
         Futures                                                             279,956                          41,530
         Written options                                                          --                              --
         Foreign currency related transactions                                    --                              --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                      11,692,371                       1,058,138
         Futures                                                              12,522                           9,200
         Written options                                                          --                              --
         Foreign currency related transactions                                    --                              --

--------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments                                                   55,295,696                       5,406,982
--------------------------------------------------------------------------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                    $64,997,626                      $5,926,424
--------------------------------------------------------------------------------------------------------------------------







                                                                                    GE                             GE
                                                                              SMALL-CAP                         GLOBAL
                                                                           VALUE EQUITY                         EQUITY
                                                                                   FUND                           FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                           $  1,375,848                       $1,254,802
      Interest*                                                                 16,277                           24,902
      Interest from affliated investments                                       32,347                           11,269
      Less: Foreign taxes withheld                                              (1,584)                         (66,244)

--------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                              1,422,888                        1,224,729
--------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees                                         680,867                          382,313
      Distributors fees (Note 4)
         Class A                                                               129,976                           78,254
         Class B                                                               117,216                            9,543
         Class C                                                                92,412                            3,805
      Blue Sky fees                                                             42,654                           39,909
      Transfer agent fees                                                       91,651                           96,017
      Trustees fees                                                              3,122                            1,470
      Custody and accounting expenses                                           53,575                           77,761
      Professional fees                                                         19,179                            9,040
      Registration and other expenses                                           31,404                           22,754

--------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                            1,262,056                          720,866
      Fee reimbursement from transfer agent (Note 2)                            (3,783)                          (5,749)
      Expenses (waived/borne) recouped by the
         adviser (Note 4)                                                           --                               --

--------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                           1,258,273                          715,117
--------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME                                                       164,615                          509,612
--------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                         3,651,879                        4,469,542
         Futures                                                                    --                           (6,063)
         Written options                                                       189,016                               --
         Foreign currency related transactions                                      --                            2,924

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                        14,130,741                        2,759,593
         Futures                                                                    --                           12,321
         Written options                                                        15,344                               --
         Foreign currency related transactions                                      --                           (4,931)

--------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments                                                     17,986,980                        7,233,386
--------------------------------------------------------------------------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                      $18,151,595                       $7,742,998
--------------------------------------------------------------------------------------------------------------------------






                                                                                            GE                             GE
                                                                                 INTERNATIONAL                        PREMIER
                                                                                        EQUITY                         GROWTH
                                                                                          FUND                    EQUITY FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                                   $  2,294,150                   $  8,738,770
      Interest*                                                                         76,387                         20,954
      Interest from affliated investments                                               39,734                        638,718
      Less: Foreign taxes withheld                                                    (219,406)                       (87,441)

-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                                      2,190,865                      9,311,001
-------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees                                                 731,334                      4,076,251
      Distributors fees (Note 4)
         Class A                                                                        65,047                        958,422
         Class B                                                                        12,723                        333,602
         Class C                                                                        11,898                        688,453
      Blue Sky fees                                                                     48,012                         58,346
      Transfer agent fees                                                              155,890                        401,473
      Trustees fees                                                                      2,096                         16,970
      Custody and accounting expenses                                                  107,498                         65,103
      Professional fees                                                                 12,883                        104,291
      Registration and other expenses                                                    7,887                        178,369

-------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                                    1,155,268                      6,881,280
      Fee reimbursement from transfer agent (Note 2)                                    (2,549)                       (14,230)
      Expenses (waived/borne) recouped by the
         adviser (Note 4)                                                                   --                             --

-------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                   1,152,719                      6,867,050
-------------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME                                                             1,038,146                      2,443,951
-------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                                12,519,129                     20,994,497
         Futures                                                                       126,792                       (302,785)
         Written options                                                                    --                             --
         Foreign currency related transactions                                         (77,362)                            --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                                 6,371,211                     34,616,255
         Futures                                                                        20,428                        (17,475)
         Written options                                                                    --                             --
         Foreign currency related transactions                                          (1,730)                            --

-------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments                                                             18,958,468                     55,290,492
-------------------------------------------------------------------------------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                              $19,996,614                    $57,734,443
-------------------------------------------------------------------------------------------------------------------------------


  *Income attributable to security lending activity, net of rebate expenses, for the GE U.S.Equity Fund, GE Value Equity Fund, GE Small Cap Value Equity
   Fund, GE Global Equity Fund, GE International Equity Fund and GE Premier Growth Equity Fund was $16,236, $489, $15,865, $24,750, $71,866 and $20,918,
   respectively.


See Notes to Financial Statements.


108 & 109

  Statements of Operations
  FOR THE YEAR ENDED SEPTEMBER 30, 2005





                                                                                  GE                             GE
                                                                           STRATEGIC                     GOVERNMENT
                                                                          INVESTMENT                     SECURITIES
                                                                                FUND                           FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                         $  3,904,917                $             --
      Interest*                                                            2,900,663                       6,342,508
      Interest from affliated investments**                                  201,772                         384,218
      Less: Foreign taxes withheld                                          (123,500)                             --

-----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                            6,883,852                       6,726,726
-----------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees                                       952,987                         670,440
      Distributors fees (Notes 4 & 8)
         Class A                                                             332,441                         405,035
         Class B                                                             191,700                          29,171
         Class C                                                             167,580                           7,714
      Blue Sky fees                                                           41,093                          42,672
      Transfer agent fees                                                    245,362                         146,195
      Trustees fees                                                            7,977                           5,603
      Custody and accounting expenses                                        140,340                          89,440
      Professional fees                                                       49,026                          34,429
      Registration and other expenses                                         63,363                          28,358

-----------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                          2,191,869                       1,459,057
      Fee reimbursement from transfer agent (Note 2)                          (8,207)                        (11,951)
      Expenses (waived/borne) recouped by the
         adviser (Note 4)                                                        --                              --

-----------------------------------------------------------------------------------------------------------------------
      Net expenses                                                         2,183,662                       1,447,106
-----------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME                                                   4,700,190                       5,279,620
-----------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                      17,878,688                         655,388
         Futures                                                            (204,519)                       (164,485)
         Written options                                                       3,292                           4,812
         Foreign currency related transactions                                (2,930)                         17,667

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                       1,054,988                      (2,154,936)
         Futures                                                             (67,150)                        (96,844)
         Written options                                                      (4,600)                        (11,196)
         Foreign currency related transactions                                10,454                              --

-----------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                                   18,668,223                      (1,749,594)
-----------------------------------------------------------------------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                    $23,368,413                      $3,530,026
-----------------------------------------------------------------------------------------------------------------------






                                                                             GE
                                                                      SHORT-TERM                             GE
                                                                      GOVERNMENT                     TAX-EXEMPT
                                                                            FUND                           FUND

INVESTMENT INCOME
   INCOME:
      Dividends                                                  $           --                  $            --
      Interest*                                                       3,112,452                        1,716,279
      Interest from affliated investments**                             202,359                           36,612
      Less: Foreign taxes withheld                                           --                               --

----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                       3,314,811                        1,752,891
----------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees                                  208,064                          138,321
      Distributors fees (Notes 4 & 8)
         Class A                                                        120,302                           85,814
         Class B                                                         40,106                           20,640
         Class C                                                         64,602                           13,517
      Blue Sky fees                                                      41,477                           41,174
      Transfer agent fees                                                39,070                           17,227
      Trustees fees                                                       2,208                            1,408
      Custody and accounting expenses                                    87,001                           50,666
      Professional fees                                                  13,567                            8,662
      Registration and other expenses                                    18,611                           10,653

----------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                       635,008                          388,082
      Fee reimbursement from transfer agent (Note 2)                     (2,549)                          (1,381)
      Expenses (waived/borne) recouped by the
         adviser (Note 4)                                               (49,554)                         (31,703)

----------------------------------------------------------------------------------------------------------------------
      Net expenses                                                      582,905                          354,998
----------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME                                              2,731,906                        1,397,893
----------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                   (777,811)                         403,097
         Futures                                                             --                               --
         Written options                                                     --                               --
         Foreign currency related transactions                               --                               --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                 (1,344,107)                      (1,235,646)
         Futures                                                             --                               --
         Written options                                                     --                               --
         Foreign currency related transactions                               --                               --

----------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                              (2,121,918)                        (832,549)
----------------------------------------------------------------------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                              $    609,988                      $   565,344
----------------------------------------------------------------------------------------------------------------------





                                                                                        GE                            GE
                                                                                     FIXED                          MONEY
                                                                                    INCOME                         MARKET
                                                                                      FUND                         FUND**

INVESTMENT INCOME
   INCOME:
      Dividends                                                              $      26,444               $             --
      Interest*                                                                 10,483,422                             --
      Interest from affliated investments**                                        658,949                      5,988,949
      Less: Foreign taxes withheld                                                      --                             --

-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                                 11,168,815                      5,988,949
-------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees                                             849,200                        559,906
      Distributors fees (Notes 4 & 8)
         Class A                                                                   369,986                             --
         Class B                                                                    29,795                             --
         Class C                                                                    18,969                             --
      Blue Sky fees                                                                 41,508                         19,308
      Transfer agent fees                                                          205,702                        153,387
      Trustees fees                                                                  7,875                          7,339
      Custody and accounting expenses                                              136,499                         59,699
      Professional fees                                                             48,389                         45,093
      Registration and other expenses                                               43,108                         39,252

-------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT                                1,751,031                        883,984
      Fee reimbursement from transfer agent (Note 2)                                (4,873)                       (10,396)
      Expenses (waived/borne) recouped by the
         adviser (Note 4)                                                          (6,628)                             --

-------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                               1,739,530                        873,588
-------------------------------------------------------------------------------------------------------------------------------

   NET INVESTMENT INCOME                                                         9,429,285                      5,115,361
-------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      REALIZED GAIN (LOSS) ON:
         Investments                                                               618,987                             --
         Futures                                                                  (182,064)                            --
         Written options                                                            10,530                             --
         Foreign currency related transactions                                      25,981                             --

      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments                                                            (4,414,193)                            --
         Futures                                                                  (190,761)                            --
         Written options                                                           (15,012)                            --
         Foreign currency related transactions                                          --                             --

-------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments                                                         (4,146,532)                            --
-------------------------------------------------------------------------------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                         $  5,282,753                     $5,115,361
-------------------------------------------------------------------------------------------------------------------------------



  * Income attributable to security lending activity, net of rebate expenses, for the GE Strategic Investment Fund, GE Government Securities Fund,
    GE Short Term Government Fund and GE Fixed Income Fund was $45,565, $207,503, $49,960, and $88,767, respectively.
 ** Income attributable to security lending activity, net of rebate expenses, for the GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund was $145,724, $29,215, and $50,066, respectively.


See Notes to Financial Statements.



110 & 111

Statements of Changes
in Net Assets

                                                                              GE                               GE
                                                                            U.S.                            VALUE
                                                                          EQUITY                           EQUITY
                                                                            FUND                             FUND

                                                               YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                SEPTEMBER      SEPTEMBER         SEPTEMBER        SEPTEMBER
                                                                30, 2005        30, 2004         30, 2005         30, 2004
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                         $    9,701,930  $   6,145,759    $     519,442    $     303,328
     Net realized gain on investments, futures,
       written options, foreign currency transactions
       and swaps                                               43,590,803     17,522,116        4,339,644        2,867,006
     Net increase in unrealized appreciation on
       investments, futures, written options, and foreign
       currency translations                                   11,704,893     41,904,717        1,067,338        4,995,305

------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations                              64,997,626     65,572,592        5,926,424        8,165,639
------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                 (2,489,488)    (2,238,458)        (408,983)        (364,130)
       Class B                                                         --             --               --               --
       Class C                                                         --        (38,922)            (642)          (1,914)
       Class Y                                                 (3,181,887)    (2,903,268)            (539)         (41,197)
     Net realized gains
       Class A                                                         --             --       (1,493,549)              --
       Class B                                                         --             --         (298,376)              --
       Class C                                                         --             --          (55,797)              --
       Class Y                                                         --             --           (1,454)              --

------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                         (5,671,375)    (5,180,648)      (2,259,340)        (407,241)
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions       59,326,251     60,391,944        3,667,084        7,758,398
------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                 49,889,617     54,261,520        5,247,775        7,646,621
       Class B                                                    404,042      2,150,391          508,423          958,338
       Class C                                                    762,788      5,074,294          350,532        1,009,644
       Class Y                                                 43,728,797     45,293,875           19,102           30,560
     Value of distributions reinvested
       Class A                                                  2,394,020      2,144,765        1,815,276          345,092
       Class B                                                         --             --          290,259               --
       Class C                                                         --         35,812           53,772            1,771
       Class Y                                                  2,840,665      2,628,089            1,993           41,195
     Proceeds from short-term trading fees
       Class A                                                         --             --               --               --
       Class B                                                         --             --               --               --
       Class C                                                         --             --               --               --
       Class Y                                                         --             --               --               --
     Cost of shares redeemed
       Class A                                                (79,958,187)   (63,599,170)     (10,521,864)     (13,744,165)
       Class B                                                 (8,831,587)    (7,272,981)      (4,719,124)      (6,289,910)
       Class C                                                 (4,786,261)    (3,880,705)        (508,300)      (1,306,969)
       Class Y                                               (114,653,808)   (37,062,980)         (10,718)      (6,663,244)

------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions        (108,209,914)      (227,090)      (7,472,874)     (17,971,067)
------------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS                    (48,883,663)    60,164,854       (3,805,790)     (10,212,669)
NET ASSETS
     Beginning of period                                      716,455,674    656,290,820       59,532,041       69,744,710

------------------------------------------------------------------------------------------------------------------------------
     End of period                                           $667,572,011   $716,455,674      $55,726,251      $59,532,041
------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENTS INCOME, END OF PERIOD          $ 8,663,779    $  4,633,224      $   316,769      $   207,491






                                                                                       GE                             GE
                                                                                 SMALL-CAP                         GLOBAL
                                                                              VALUE EQUITY                         EQUITY
                                                                                      FUND                           FUND

                                                                       YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                        SEPTEMBER        SEPTEMBER       SEPTEMBER      SEPTEMBER
                                                                        30, 2005         30, 2004        30, 2005        30, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                                   $    164,615    $   (536,122)     $   509,612   $     137,403
     Net realized gain on investments, futures,
       written options, foreign currency transactions
       and swaps                                                        3,840,895      16,708,049        4,466,403       1,014,460
     Net increase in unrealized appreciation on
       investments, futures, written options, and foreign
       currency translations                                           14,146,085       1,325,443        2,766,983       4,526,755

------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations                                      18,151,595      17,497,370        7,742,998       5,678,618
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                                 --              --         (156,399)        (56,043)
       Class B                                                                 --              --               --              --
       Class C                                                                 --              --               --              --
       Class Y                                                                 --              --         (136,514)        (64,306)
     Net realized gains
       Class A                                                         (6,729,169)             --               --              --
       Class B                                                         (1,614,581)             --               --              --
       Class C                                                         (1,323,648)             --               --              --
       Class Y                                                         (3,124,371)             --               --              --

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                                (12,791,769)             --         (292,913)       (120,349)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations and distributions                5,359,826      17,497,370        7,450,085       5,558,269
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                         10,059,121      18,250,049        1,890,097       3,177,116
       Class B                                                            673,065       1,636,364           59,145         297,988
       Class C                                                          1,622,111       3,203,463           70,629          95,836
       Class Y                                                          4,246,513       8,824,956        2,597,831       4,189,334
     Value of distributions reinvested
       Class A                                                          6,458,374              --          149,519          53,153
       Class B                                                          1,517,034              --               --              --
       Class C                                                          1,201,989              --               --              --
       Class Y                                                          2,895,763              --          136,514          64,308
     Proceeds from short-term trading fees
       Class A                                                                 --              --            1,612           1,491
       Class B                                                                 --              --               48              51
       Class C                                                                 --              --               19              21
       Class Y                                                                 --              --              892             816
     Cost of shares redeemed
       Class A                                                        (12,169,628)    (30,487,569)      (4,973,074)     (4,355,476)
       Class B                                                         (3,063,266)    (11,779,778)        (425,493)       (934,630)
       Class C                                                         (4,427,981)     (4,025,972)        (281,096)        (39,687)
       Class Y                                                         (7,291,427)     (8,879,304)      (3,747,593)     (2,960,178)

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions                   1,721,668     (23,257,791)      (4,520,950)       (409,857)
------------------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS                              7,081,494      (5,760,421)       2,929,135       5,148,412
NET ASSETS
     Beginning of period                                               93,495,677      99,256,098       48,390,033      43,241,621

------------------------------------------------------------------------------------------------------------------------------------
     End of period                                                   $100,577,171    $ 93,495,677      $51,319,168     $48,390,033
------------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENTS INCOME, END OF PERIOD                  $   207,626     $     54,310      $   367,175     $   147,552







                                                                                 GE                             GE
                                                                      INTERNATIONAL                        PREMIER
                                                                             EQUITY                         GROWTH
                                                                               FUND                    EQUITY FUND

                                                                YEAR ENDED       YEAR ENDED    YEAR ENDED       YEAR ENDED
                                                                 SEPTEMBER        SEPTEMBER     SEPTEMBER        SEPTEMBER
                                                                 30, 2005         30, 2004      30, 2005         30, 2004
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss)                          $    1,038,146  $      582,246   $  2,443,951    $    (674,971)
     Net realized gain on investments, futures,
       written options, foreign currency transactions
       and swaps                                                12,568,559       2,750,245     20,691,712        9,101,933
     Net increase in unrealized appreciation on
       investments, futures, written options, and foreign
       currency translations                                     6,389,909       8,891,451     34,598,780       14,646,958

---------------------------------------------------------------------------------------------------------------------------
     Net increase from operations                               19,996,614      12,223,942     57,734,443       23,073,920
---------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                    (132,383)        (96,612)      (774,646)              --
       Class B                                                          --          (1,071)            --               --
       Class C                                                          --            (842)            --               --
       Class Y                                                    (512,199)       (311,437)    (1,063,834)              --
     Net realized gains
       Class A                                                          --              --             --               --
       Class B                                                          --              --             --               --
       Class C                                                          --              --             --               --
       Class Y                                                          --              --             --               --

---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                            (644,582)       (409,962)    (1,838,480)              --
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations and distributions        19,352,032      11,813,980     55,895,963       23,073,920
---------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A                                                   5,840,994       6,219,571    115,330,902      221,211,958
       Class B                                                     124,797         384,929      1,761,518        6,673,322
       Class C                                                     409,063         495,859     10,283,777       31,152,544
       Class Y                                                  35,769,895      11,867,074     92,591,026       65,051,966
     Value of distributions reinvested
       Class A                                                     125,751          94,426        741,612               --
       Class B                                                          --           1,039             --               --
       Class C                                                          --             793             --               --
       Class Y                                                     511,975         311,422        918,799               --
     Proceeds from short-term trading fees
       Class A                                                         760           5,513             --               --
       Class B                                                          40             295             --               --
       Class C                                                          36             249             --               --
       Class Y                                                       1,959          10,752             --               --
     Cost of shares redeemed
       Class A                                                  (5,911,303)     (6,746,249)  (170,478,010)     (99,205,169)
       Class B                                                    (448,025)       (251,129)   (12,347,283)      (7,847,160)
       Class C                                                    (556,539)       (848,372)   (21,300,952)     (12,020,751)
       Class Y                                                 (26,554,329)    (10,167,743)   (36,983,415)     (24,447,127)

---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions            9,315,074       1,378,429    (19,482,026)     180,569,583
---------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE) IN NET ASSETS                      28,667,106      13,192,409     36,413,937      203,643,503
NET ASSETS
     Beginning of period                                        72,452,974      59,260,565    622,931,515      419,288,012
---------------------------------------------------------------------------------------------------------------------------
     End of period                                            $101,120,080   $  72,452,974   $659,345,452     $622,931,515
---------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENTS INCOME, END OF PERIOD           $    946,458   $     630,256   $    801,978     $    196,507




See Notes to Financial Statements.


112 & 113

  Statements of Changes
  in Net Assets  (continued)
  Changes in Fund Shares


                                                                             GE                                 GE
                                                                           U.S.                              VALUE
                                                                         EQUITY                             EQUITY
                                                                           FUND                               FUND

                                                               YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                                SEPTEMBER       SEPTEMBER        SEPTEMBER         SEPTEMBER
                                                                30, 2005         30, 2004        30, 2005          30, 2004
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold                                                   1,801,252        2,066,279         461,603           710,069
Issued for distribution reinvested                               84,535           84,471         160,077            33,278
Shares redeemed                                              (2,855,919)      (2,414,051)       (927,455)       (1,284,394)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         (970,132)        (263,301)       (305,775)         (541,047)
---------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                                      15,224           85,964          47,128            93,006
Issued for distribution reinvested                                   --               --          26,605                --
Shares redeemed                                                (330,524)        (288,570)       (434,405)         (608,226)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         (315,300)        (202,606)       (360,672)         (515,220)
---------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                                      29,042          207,124          32,395           100,680
Issued for distribution reinvested                                   --            1,485           4,947               178
Shares redeemed                                                (180,778)        (155,116)        (46,672)         (129,285)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         (151,736)          53,493          (9,330)          (28,427)
---------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                                   1,564,327        1,721,428           1,626             2,646
Issued for distribution reinvested                              100,733          103,959             167             3,759
Shares redeemed                                              (4,117,687)      (1,413,188)           (903)         (580,466)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       (2,452,627)         412,199             890          (574,061)
---------------------------------------------------------------------------------------------------------------------------------






                                                                        GE                            GE
                                                                  SMALL-CAP                        GLOBAL
                                                               VALUE EQUITY                        EQUITY
                                                                       FUND                          FUND

                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                         SEPTEMBER        SEPTEMBER      SEPTEMBER       SEPTEMBER
                                                         30, 2005         30, 2004       30, 2005         30, 2004
----------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold                                              668,429        1,226,672         95,239          178,274
Issued for distribution reinvested                       446,329               --          7,598            3,072
Shares redeemed                                         (818,547)      (2,036,608)      (253,621)        (242,784)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                   296,211         (809,936)      (150,784)         (61,438)
----------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                               47,636          117,750          3,238           17,605
Issued for distribution reinvested                       110,491               --             --               --
Shares redeemed                                         (212,473)        (812,491)       (23,156)         (55,753)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                   (54,346)        (694,741)       (19,918)         (38,148)
----------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                              115,405          229,122          3,843            5,742
Issued for distribution reinvested                        87,800               --             --               --
Shares redeemed                                         (312,490)        (285,681)       (14,973)          (2,363)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  (109,285)         (56,559)       (11,130)           3,379
----------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                              280,356          590,694        131,626          231,409
Issued for distribution reinvested                       196,857               --          6,922            3,709
Shares redeemed                                         (487,620)        (594,047)      (189,739)        (163,265)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                   (10,407)          (3,353)       (51,191)          71,853
----------------------------------------------------------------------------------------------------------------------







                                                                        GE                               GE
                                                             INTERNATIONAL                          PREMIER
                                                                    EQUITY                           GROWTH
                                                                      FUND                      EQUITY FUND

                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                         SEPTEMBER       SEPTEMBER       SEPTEMBER       SEPTEMBER
                                                         30, 2005        30, 2004        30, 2005        30, 2004
--------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold                                               408,878        512,181       4,381,861        8,846,718
Issued for distribution reinvested                          8,957          7,968          27,450               --
Shares redeemed                                          (416,211)      (563,759)     (6,453,413)      (3,966,899)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                      1,624        (43,610)     (2,044,102)       4,879,819
--------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                                 9,381         33,784          71,382          281,381
Issued for distribution reinvested                             --             93              --               --
Shares redeemed                                           (33,099)       (21,852)       (497,118)        (331,198)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                    (23,718)        12,025        (425,736)         (49,817)
--------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                                30,818         42,923         418,272        1,309,579
Issued for distribution reinvested                             --             71              --               --
Shares redeemed                                           (40,856)       (73,058)       (859,672)        (507,465)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                    (10,038)       (30,064)       (441,400)         802,114
--------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                             2,518,053        953,626       3,447,749        2,548,984
Issued for distribution reinvested                         36,208         26,104          33,520               --
Shares redeemed                                        (1,849,910)      (828,502)     (1,385,075)        (961,359)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                    704,351        151,228       2,096,194        1,587,625
--------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

114 & 115

Statements of Changes
in Net Assets

                                                                               GE                               GE
                                                                        STRATEGIC                       GOVERNMENT
                                                                       INVESTMENT                       SECURITIES
                                                                             FUND                             FUND

                                                               YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                SEPTEMBER      SEPTEMBER         SEPTEMBER        SEPTEMBER
                                                                30, 2005        30, 2004         30, 2005         30, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income                                  $  4,700,190    $ 3,451,060     $  5,279,620     $  5,184,031
     Net realized gain (loss) on investments,
       futures, written options,
       foreign currency transactions and swaps                 17,674,531      8,505,258          513,382          404,675
     Net increase (decrease) in unrealized
       appreciation/(depreciation)
       on investments, futures, written options,
       and foreign currency translations                          993,692      7,224,780       (2,262,976)      (3,066,079)
------------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE FROM OPERATIONS                              23,368,413     19,181,098        3,530,026        2,522,627
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A                                                 (2,077,897)    (1,405,793)      (5,189,209)      (5,073,492)
       Class B                                                   (154,774)      (115,057)         (70,541)        (133,848)
       Class C                                                   (188,175)       (58,721)         (18,472)         (18,871)
       Class Y                                                 (1,872,756)    (1,515,929)              --               --
     Net realized gains
       Class A                                                 (2,366,820)            --               --               --
       Class B                                                   (365,199)            --               --               --
       Class C                                                   (316,121)            --               --               --
       Class Y                                                 (1,828,429)            --               --               --
     RETURN OF CAPITAL
       Class A                                                         --             --               --               --
       Class B                                                         --             --               --               --
       Class C                                                         --             --               --               --
       Class Y                                                         --             --               --               --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                         (9,170,171)    (3,095,500)      (5,278,222)      (5,226,211)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
       and distributions                                       14,198,242     16,085,598       (1,748,196)      (2,703,584)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       CLASS A                                                 12,420,993     25,926,820        7,554,678        4,548,736
       Class B                                                  2,082,817      9,137,169          332,622          296,073
       Class C                                                  2,366,998     11,607,135        1,514,872          164,446
       Class Y                                                 26,563,198     14,057,686               --               --
     Value of distributions reinvested
       Class A                                                  4,239,962      1,345,927        3,772,406        3,576,330
       Class B                                                    489,879        107,885           55,766          106,634
       Class C                                                    462,087         50,851           15,580           16,627
       Class Y                                                  3,701,185      1,515,938               --               --
     Cost of shares redeemed
       CLASS A                                                (21,986,652)   (19,445,886)     (24,745,686)     (30,869,671)
       Class B                                                 (5,906,549)    (7,619,792)      (3,194,740)      (3,504,223)
       Class C                                                 (3,372,731)    (1,612,721)      (1,737,586)        (440,709)
       Class Y                                                (48,881,341)   (18,743,317)              --               --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions         (27,820,154)    16,327,695      (16,432,088)     (26,105,757)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                    (13,621,912)    32,413,293      (18,180,284)     (28,809,341)
NET ASSETS
     Beginning of Period                                      271,630,800    239,217,507      175,309,503      204,118,844
------------------------------------------------------------------------------------------------------------------------------------
     End of period                                           $258,008,888   $271,630,800     $157,129,219     $175,309,503
====================================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENTS INCOME, END OF PERIOD                         $  3,200,734   $  2,797,076     $    (58,218)    $    (77,283)

                                                                              GE
                                                                       SHORT-TERM                               GE
                                                                       GOVERNMENT                       TAX-EXEMPT
                                                                             FUND                             FUND

                                                               YEAR ENDED     YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                SEPTEMBER       SEPTEMBER        SEPTEMBER       SEPTEMBER
                                                                30, 2005        30, 2004         30, 2005         30, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income                                  $  2,731,906   $  2,138,524     $  1,397,893      $ 1,644,652
     Net realized gain (loss) on investments,
       futures, written options, foreign currency
       transactions and swaps                                    (777,811)      (552,013)         403,097           41,708
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written
       options, and foreign currency translations              (1,344,107)    (1,009,323)      (1,235,646)        (638,766)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations                                 609,988        577,188          565,344        1,047,594
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       CLASS A                                                 (2,000,073)    (1,806,951)      (1,292,205)      (1,484,001)
       Class B                                                   (168,045)      (126,116)         (62,114)         (84,468)
       Class C                                                   (217,506)      (189,049)         (40,798)         (68,855)
       Class Y                                                   (352,535)       (53,320)          (2,795)          (6,513)
     Net realized gains
       Class A                                                         --       (450,247)              --               --
       Class B                                                         --        (36,702)              --               --
       Class C                                                         --        (61,070)              --               --
       Class Y                                                         --         (8,355)              --               --
     Return of capital
       CLASS A                                                         --       (142,625)              --               --
       Class B                                                         --        (12,399)              --               --
       Class C                                                         --        (19,821)              --               --
       Class Y                                                         --         (4,104)              --               --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                         (2,738,159)    (2,910,759)      (1,397,912)      (1,643,837)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
       and distributions                                       (2,128,171)    (2,333,571)        (832,568)        (596,243)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       CLASS A                                                  4,058,466      8,343,920        5,214,758        9,937,945
       Class B                                                    365,250      1,009,315           17,152          103,600
       Class C                                                    867,508      2,480,795          114,472          506,373
       Class Y                                                    611,142      6,675,208          208,525               --
     Value of distributions reinvested
       Class A                                                  1,813,827      2,183,855          967,945          926,678
       Class B                                                    145,782        152,752           46,231           55,467
       Class C                                                    191,263        240,557           28,138           51,647
       Class Y                                                    352,119         65,774            1,360            6,125
     Cost of shares redeemed
       CLASS A                                                (14,262,512)   (18,904,202)     (16,379,736)     (11,261,034)
       Class B                                                 (1,163,065)    (1,165,417)        (968,955)      (1,309,565)
       Class C                                                 (3,123,456)    (3,158,101)        (928,829)      (1,460,772)
       Class Y                                                 (1,233,447)       (10,448)        (207,433)        (255,206)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions         (11,377,123)    (2,085,992)     (11,886,372)      (2,698,742)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                    (13,505,294)    (4,419,563)     (12,718,940)      (3,294,985)
NET ASSETS
     Beginning of Period                                       74,281,352     78,700,915       45,024,197       48,319,182
------------------------------------------------------------------------------------------------------------------------------------
     End of period                                            $60,776,058   $ 74,281,352     $ 32,305,257     $ 45,024,197
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
       INVESTMENTS INCOME, END OF PERIOD                      $   (12,155)  $    (12,742)    $     50,880     $     50,899

                                                                               GE                              GE
                                                                            FIXED                            MONEY
                                                                           INCOME                           MARKET
                                                                             FUND                             FUND

                                                               YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                SEPTEMBER       SEPTEMBER        SEPTEMBER        SEPTEMBER
                                                                30, 2005        30, 2004         30, 2005         30, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income                                  $  9,429,285  $  8,872,784      $ 5,115,361      $ 2,087,664
     Net realized gain (loss) on investments,
       futures, written options, foreign currency
       transactions and swaps                                     473,434      4,227,474               --               --
     Net increase (decrease) in unrealized appreciation/
       (depreciation) on investments, futures, written
       options, and foreign currency translations              (4,619,966)    (5,462,157)              --               --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations                               5,282,753      7,638,101        5,115,361        2,087,664
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       CLASS A                                                 (5,670,320)    (5,322,234)      (5,115,361)      (2,173,915)
       Class B                                                    (91,529)       (86,019)              --               --
       Class C                                                    (58,174)       (75,621)              --               --
       Class Y                                                 (3,561,827)    (3,515,895)              --               --
     Net realized gains
       Class A                                                 (2,715,714)    (2,140,690)              --               --
       Class B                                                    (56,002)       (45,587)              --               --
       Class C                                                    (37,910)       (40,217)              --               --
       Class Y                                                 (1,572,611)    (1,366,035)              --               --
     Return of capital
       CLASS A                                                         --             --               --               --
       Class B                                                         --             --               --               --
       Class C                                                         --             --               --               --
       Class Y                                                         --             --               --               --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                        (13,764,087)   (12,592,298)      (5,115,361)      (2,173,915)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations
   and distributions                                           (8,481,334)    (4,954,197)              --          (86,251)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       CLASS A                                                  9,177,584     14,843,108       63,733,768       52,030,599
       Class B                                                    309,056        535,459               --               --
       Class C                                                    393,295        576,241               --               --
       Class Y                                                 24,800,251     19,517,916               --               --
     Value of distributions reinvested
       Class A                                                  7,353,279      6,545,160        4,964,909        2,095,181
       Class B                                                    135,959        122,242               --               --
       Class C                                                     87,291        110,136               --               --
       Class Y                                                  5,154,069      4,882,664               --               --
     Cost of shares redeemed
       CLASS A                                                (21,630,370)   (32,506,050)     (89,039,684)     (88,592,948)
       Class B                                                   (819,042)      (943,761)              --               --
       Class C                                                 (1,359,768)    (1,226,588)              --               --
       Class Y                                                (34,281,398)   (38,436,100)              --               --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from shares transactions         (10,679,794)   (25,979,573)     (20,341,007)     (34,467,168)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                    (19,161,128)   (30,933,770)     (20,341,007)     (34,553,419)
NET ASSETS
     Beginning of period                                      253,525,206    284,458,976      234,979,359      269,532,778
------------------------------------------------------------------------------------------------------------------------------------
     End of period                                           $234,364,078   $253,525,206     $214,638,352     $234,979,359
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENTS INCOME, END OF PERIOD                         $    646,039   $    572,623     $         --     $     (5,584)

See Notes to Financial Statements.

116 & 117

  Statements of Changes
  in Net Assets  (continued)
  Changes in Fund Shares


                                                                               GE                                GE
                                                                        STRATEGIC                        GOVERNMENT
                                                                       INVESTMENT                        SECURITIES
                                                                             FUND                              FUND

                                                               YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                                SEPTEMBER       SEPTEMBER        SEPTEMBER         SEPTEMBER
                                                                30, 2005         30, 2004        30, 2005          30, 2004
-------------------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                                     510,383        1,099,017         863,916           517,666
Issued for distribution reinvested                              172,708           58,954         430,565           408,364
Shares redeemed                                                (899,406)        (825,185)     (2,825,353)       (3,526,308)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         (216,315)         332,786      (1,530,872)       (2,600,278)
-------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                                      88,271          400,317          37,669            33,512
Issued for distribution reinvested                               20,505            4,853           6,309            12,072
Shares redeemed                                                (249,794)        (333,112)       (360,635)         (395,346)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         (141,018)          72,058        (316,657)         (349,762)
-------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                                     102,074          515,963         170,058            18,496
Issued for distribution reinvested                               19,756            2,328           1,758             1,876
Shares redeemed                                                (144,995)         (71,681)       (197,526)          (49,263)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                          (23,165)         446,610         (25,710)          (28,891)
-------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                                   1,075,866          596,242              --                --
Issued for distribution reinvested                              150,638           66,343              --                --
Shares redeemed                                              (1,977,957)        (795,022)             --                --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                         (751,453)        (132,437)             --                --
-------------------------------------------------------------------------------------------------------------------------------



                                                                     GE
                                                              SHORT-TERM                             GE
                                                              GOVERNMENT                     TAX-EXEMPT
                                                                    FUND                           FUND

                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                      SEPTEMBER        SEPTEMBER      SEPTEMBER       SEPTEMBER
                                                      30, 2005         30, 2004       30, 2005         30, 2004
-------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                           353,408          703,685        435,617          825,705
Issued for distribution reinvested                    158,268          184,526         81,265           77,015
Shares redeemed                                    (1,240,813)      (1,596,326)    (1,369,558)        (936,205)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares               (729,137)        (708,115)      (852,676)         (33,485)
-------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                            31,670           85,302          1,457            8,726
Issued for distribution reinvested                     12,743           12,931          3,883            4,604
Shares redeemed                                      (101,431)         (98,463)       (81,268)        (109,042)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                (57,018)            (230)       (75,928)         (95,712)
-------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                            75,307          209,017          9,572           41,949
Issued for distribution reinvested                     16,710           20,352          2,363            4,281
Shares redeemed                                      (272,121)        (266,764)       (77,852)        (121,634)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares               (180,104)         (37,395)       (65,917)         (75,404)
-------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                            53,153          571,001         16,168               --
Issued for distribution reinvested                     30,831            5,599            106              466
Shares redeemed                                      (108,565)            (886)       (16,168)         (19,707)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                (24,581)         575,714            106          (19,241)
-------------------------------------------------------------------------------------------------------------------



                                                                     GE                              GE
                                                                  FIXED                            MONEY
                                                                 INCOME                           MARKET
                                                                   FUND                            FUND*

                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                        SEPTEMBER       SEPTEMBER       SEPTEMBER       SEPTEMBER
                                                        30, 2005        30, 2004        30, 2005        30, 2004
------------------------------------------------------------------------------------------------------------------

CLASS A:

Shares sold                                              744,987      1,181,403      63,733,783       52,030,599
Issued for distribution reinvested                       597,923        523,362       4,964,910        2,095,181
Shares redeemed                                       (1,758,046)    (2,593,303)    (89,039,684)     (88,592,948)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  (415,136)      (888,538)    (20,340,991)     (34,467,168)
------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold                                               24,952         42,636              --               --
Issued for distribution reinvested                        11,054          9,778              --               --
Shares redeemed                                          (66,429)       (75,061)             --               --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                   (30,423)       (22,647)             --               --
------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold                                               31,941         45,832              --               --
Issued for distribution reinvested                         7,084          8,799              --               --
Shares redeemed                                         (109,642)       (97,288)             --               --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                   (70,617)       (42,657)             --               --
------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold                                            2,007,596      1,557,172              --               --
Issued for distribution reinvested                       419,423        390,681              --               --
Shares redeemed                                       (2,767,553)    (3,062,375)             --               --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  (340,534)    (1,114,522)             --               --
------------------------------------------------------------------------------------------------------------------

* GE Money Market Fund is a no load fund offering only one class of shares to all investors

See Notes to Financial Statements.

118 & 119

Notes to Financial Statements

                                                              September 30, 2005


1.  ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It comprises fourteen portfolios (each a "Fund" and collectively the "Funds"), although only the following twelve are currently being offered: GE U.S. Equity Fund, GE Value Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund and GE Money Market Fund. The Funds (except GE Money Market Fund) are presently authorized to issue four classes of shares. As of September 30, 2005, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active and GE Money Market Fund, which had only one active class.



Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):


5.75%                                          4.25%                                      2.50%
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                            GE Government Securities Fund              GE Short-Term Government Fund

GE Value Equity Fund                           GE Tax-Exempt Fund

GE Small-Cap Value Equity Fund                 GE Fixed Income Fund

GE Global Equity Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Strategic Investment Fund


There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.

Maximum Contingent Deferred Sales Charges imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:

4.00%                                          3.00%
--------------------------------------------------------------------------------

GE U.S. Equity Fund                            GE Government Securities Fund

GE Value Equity Fund                           GE Short-Term Government Fund

GE Small-Cap Value Equity Fund                 GE Tax-Exempt Fund

GE Global Equity Fund                          GE Fixed Income Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Strategic Investment Fund

Notes to Financial Statements

                                                              September 30, 2005

The contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year -- 3.00%; within the third year -- 2.00%; within the fourth year -- 1.00% and within the fifth year and thereafter -- 0.00%.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

Purchases of $1 million or more of Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to shares of GE Money Market Fund or Class Y shares of all Funds.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the

Notes to Financial Statements

                                                              September 30, 2005

value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or economically

Notes to Financial Statements

                                                              September 30, 2005

hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies, certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount.
To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange

Notes to Financial Statements

                                                              September 30, 2005

contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.



At September 30, 2005 information on the tax cost of investments is as follows:


                                                                                                        Net Tax Unrealized
                                               Cost of              Gross Tax          Gross Tax           Appreciation/
                                              Investments           Unrealized         Unrealized        (Depreciation) on
                                           for Tax Purposes        Appreciation       Depreciation          Investments
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                           $638,403,056          $87,736,186       $(35,435,441)         $52,300,745
GE Value Equity Fund                            49,704,114            8,672,587         (2,435,819)           6,236,768
GE Small-Cap Value Equity Fund                  93,718,534           24,866,406         (1,924,171)          22,942,235
GE Global Equity Fund                           51,145,879            8,748,314         (1,116,306)           7,632,008
GE International Equity Fund                   107,112,950           19,148,691         (1,867,650)          17,281,041
GE Premier Growth Equity Fund                  644,964,061           78,401,939        (29,075,653)          49,326,286
GE Strategic Investment Fund                   266,944,919           27,246,042         (9,052,066)          18,193,976
GE Government Securities Fund                  204,104,122            1,991,711         (1,240,627)             751,084
GE Short-Term Government Fund                   71,516,156              129,239         (2,656,625)          (2,527,386)
GE Tax-Exempt Fund                              30,862,602            1,113,414            (99,800)           1,013,614
GE Fixed Income Fund                           311,971,757            1,286,994         (5,028,197)          (3,741,203)
GE Money Market Fund                           214,494,181                   --                  --                  --

Notes to Financial Statements

                                                              September 30, 2005


                                            Net Tax
                                         Appreciation/             Undistributed         Undistributed
                                      (Depreciation) on          Ordinary Income/      Long-Term Gains/     Post October
                                    Derivatives, Currency         (Accumulated           (Accumulated         Losses
                                     and Other Net Assets         Ordinary Loss)         Capital Loss)   (see Detail Below)
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                     $        --                 $8,498,827           $ 19,058,841       $         --
GE Value Equity Fund                             --                    368,530              3,846,503                 --
GE Small-Cap Value Equity Fund                   --                    945,828              2,449,217                 --
GE Global Equity Fund                        13,523                    359,574             (8,304,356)            (1,499)
GE International Equity Fund                 10,221                  1,018,011              6,984,811            (97,110)
GE Premier Growth Equity Fund                    --                    276,930             10,243,858                 --
GE Strategic Investment Fund                  5,990                  4,361,556             16,205,785                 --
GE Government Securities Fund                (2,475)                   (58,218)           (13,720,717)                --
GE Short-Term Government Fund                    --                    (12,155)              (543,509)          (787,883)
GE Tax-Exempt Fund                               --                     19,246               (168,769)                --
GE Fixed Income Fund                         (3,163)                 1,201,190                     --           (539,573)
GE Money Market Fund                             --                         --                   (120)                --

As of September 30, 2005, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2005, capital loss carryover expired in the GE Money Market Fund in the amount of $5,688. During the year ended September 30, 2005, GE U.S. Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Government Securities Fund and GE Tax-Exempt Fund utilized capital loss carryovers in the amounts of $27,191,090; $4,157,315; $12,154,483; $12,040,332; $209,588 and $403,097, respectively.

Fund                                                          Amount                        Expires
-----------------------------------------------------------------------------------------------------------
GE Global Equity Fund                                    $  4,749,783                       09/30/11
                                                            3,554,573                       09/30/12

GE International Equity Fund                                3,313,987                       09/30/11
                                                            3,670,824                       09/30/12

GE Government Securities Fund                              13,720,717                       09/30/08

GE Short-Term Government Fund                                      31                       09/30/12
                                                              543,478                       09/30/13

GE Tax-Exempt Fund                                             33,942                       09/30/08
                                                              115,020                       09/30/09
                                                                5,270                       09/30/11
                                                               14,537                       09/30/12

GE Money Market Fund                                              120                       09/30/10

Notes to Financial Statements

                                                              September 30, 2005

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2004 as follows:

Fund                                                                   Capital                      Currency
-----------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                                  $       --                      $     --
GE Value Equity Fund                                                         --                            --
GE Small-Cap Value Equity Fund                                               --                            --
GE Global Equity Fund                                                        --                          1,499
GE International Equity Fund                                                 --                         97,110
GE Premier Growth Equity Fund                                                --                             --
GE Strategic Investment Fund                                                 --                             --
GE Government Securities Fund                                                --                             --
GE Short-Term Government Fund                                           787,883                             --
GE Tax-Exempt Fund                                                           --                             --
GE Fixed Income Fund                                                    539,573                             --
GE Money Market Fund                                                         --                             --

The tax composition of distributions paid during the years ended September 30, 2005 and September 30, 2004 were as follows:


                                        Year ended September 30, 2005                    Year ended September 30, 2004
                                   --------------------------------------------  --------------------------------------------
                                   Exempt         Ordinary        Long-Term         Exempt        Ordinary        Long-Term
                                  Interest         Income       Capital Gains      Interest        Income       Capital Gains
-----------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund              $      --      $ 5,671,375    $        --       $      --      $  5,180,648     $        --
GE Value Equity Fund                    --          410,164       1,849,176             --           407,241              --
GE Small-Cap Value
   Equity Fund                          --        7,862,274       4,929,495             --               --               --
GE Global Equity Fund                   --          292,913              --             --           120,349              --
GE International
   Equity Fund                          --          644,582              --             --           409,962              --
GE Premier Growth
   Equity Fund                          --        1,838,480              --             --                --              --
GE Strategic
   Investment Fund                      --        4,455,258       4,714,913             --         3,095,500              --
GE Government
   Securities Fund                      --        5,278,222              --             --         5,226,211              --
GE Short-Term
   Government Fund                      --        2,738,159              --             --         2,344,249         387,561
GE Tax-Exempt Fund               1,365,836           32,076              --       1,628,711           15,126              --
GE Fixed Income Fund                    --       11,448,708       2,315,379              --       10,693,233       1,899,065
GE Money Market Fund                    --        5,115,361              --              --        2,173,915              --

Notes to Financial Statements

                                                              September 30, 2005

DISTRIBUTIONS TO SHAREHOLDERS GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.




The reclassifications for the year ended September 30, 2005 were as follows:


                                                     Undistributed
                                                     Net Investment               Accumulated               Paid In
                                                          Income               Net Realized Loss            Capital
-----------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                 $         --               $       --               $       --
GE Value Equity Fund                                          --                       --                       --
GE Small-Cap Value Equity Fund                                --                       --                       --
GE Global Equity Fund                                      2,924                   (2,924)                      --
GE International Equity Fund                             (77,362)                  77,362                       --
GE Premier Growth Equity Fund                                 --                       --                       --
GE Strategic Investment Fund                              (2,930)                   2,930                       --
GE Government Securities Fund                             17,667                 (555,819)                 538,152
GE Short-Term Government Fund                              6,840                       --                   (6,840)
GE Tax-Exempt Fund                                            --                       --                       --
GE Fixed Income Fund                                      25,981                  (25,981)                      --
GE Money Market Fund                                       5,584                    5,688                  (11,272)

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds and tax-exempt bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

SHORT-TERM TRADING (REDEMPTION) FEES Shares held in the GE Global Equity Fund and GE International Equity Fund less than 90 days are subject to a short-term

Notes to Financial Statements

                                                              September 30, 2005

trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by a Fund, are accounted for as an addition to paid-in capital.

TRANSFER AGENT CONVERSION EXPENSES On September 18, 2004, the Funds changed their Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc.
(PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund complex. For the year ended September 30, 2005, PFPC paid $90,974 of those conversion expenses related to the Funds.


3.  LINE OF CREDIT

Effective December 15, 2004 and expiring December 14, 2005, the Trust shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $25 million. The credit facility was not utilized by the Trust during the period ended September 30, 2005.


4.  FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. GEAM agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis to the levels stated in the schedule below through January 29, 2006. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued without notice in the future.

                                                            Annualized based on average daily net assets
                                               -------------------------------------------------------------------
                                                       Advisory and                              Other
                                                    Administration Fees                Operating Expense Limits*
                                               -------------------------------------------------------------------
                                                                                         From April 1, 2003
                                                                                      ------------------------
GE U.S. Equity Fund                                        .40%                                  .30%

GE Value Equity Fund                                       .55%                                  .40%

GE Small-Cap Value Equity Fund                             .70%                                  .39%

GE Global Equity Fund                                      .75%                                  .71%

GE International Equity Fund                               .80%                                  .70%

GE Premier Growth Equity Fund                              .60%                                  .30%

GE Strategic Investment Fund                               .35%                                  .35%

GE Government Securities Fund                              .40%                                  .30%

GE Short-Term Government Fund                              .30%                                  .25%**

GE Tax-Exempt Fund                                         .35%                                  .27%

GE Fixed Income Fund                                       .35%                                  .20%

GE Money Market Fund                                       .25%                                  .25%

 * OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING SEPTEMBER 30, 2005. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.
** EFFECTIVE JANUARY 29, 2005, GEAM INCREASED THE FUND'S EXPENSE LIMIT
   FROM .20% TO .25%

Notes to Financial Statements

                                                              September 30, 2005

GEAM is entitled to seek reimbursement of operating expenses absorbed by GEAM, up to 5 years from the date the expenses were incurred (as long as these reimbursements do not cause the Fund's expenses to exceed the limit). As of September 30, 2005, the following Funds have expenses eligible for reimbursement as detailed below:

                                           Expenses                                                        Total Expenses
                                         Eligible for               Expenses              Expenses          Eligible for
                                         Recoupment -               Waived -             Recouped -         Recoupment -
Fund                                   Beginning of Year          Current Year          Current Year     September 30, 2005
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                     $        --                 $     --            $       --         $         --

GE Value Equity Fund                         68,713                      909                16,229               53,393

GE Small-Cap Value Equity Fund                   --                       --                    --                   --

GE Global Equity Fund                            --                       --                    --                   --

GE International Equity Fund                     --                       --                    --                   --

GE Premier Growth Equity Fund                    --                       --                    --                   --

GE Strategic Investment Fund                     --                       --                    --                   --

GE Government Securities Fund                    --                       --                    --                   --

GE Short-Term Government Fund               205,327                   49,554                    --              254,881

GE Tax-Exempt Fund                           24,581                   31,703                    --               56,284

GE Fixed Income Fund                             --                   15,765                 9,137                6,628

GE Money Market Fund                         23,803                       --                    --               23,803

As of September 30, 2005, there were no expirations of expenses eligible for recoupment. The expenses eligible for recoupment at September 30, 2005 are set to expire as follows:

Fund                                          Amount              Expires
------------------------------------------------------------------------------
GE Value Equity Fund                         $52,484                2009
                                                 909                2010

GE Short-Term Government Fund                 34,137                2006
                                              39,107                2007
                                              53,372                2008
                                              78,711                2009
                                              49,554                2010

GE Tax-Exempt Fund                             5,111                2007
                                               4,330                2008
                                              15,140                2009
                                              31,703                2010

GE Fixed Income                                6,628                2010

GE Money Market Fund                          23,803                2006

Notes to Financial Statements

                                                              September 30, 2005

The Funds paid the following fees to GEAM for advisory and administrative services for the period ended September 30, 2005. All other administrative fees were paid to either GENPACT (former General Electric Capital International Services*), as noted below, or State Street Bank & Trust Co.

                                                               Advisory and
Fund                                                        Administrative Fees
--------------------------------------------------------------------------------

GE U.S. Equity Fund                                             $2,811,621

GE Value Equity Fund                                               325,780

GE Small-Cap Value Equity Fund                                     672,355

GE Global Equity Fund                                              376,225

GE International Equity Fund                                       724,922

GE Premier Growth Equity Fund                                    4,063,073

GE Strategic Investment Fund                                       944,237

GE Government Securities Fund                                      662,810

GE Short-Term Government Fund                                      201,694

GE Tax-Exempt Fund                                                 132,335

GE Fixed Income Fund                                               840,672

GE Money Market Fund                                               551,508

* AS OF SEPTEMBER 28, 2005, THE NAME WAS CHANGED FROM GENERAL ELECTRIC CAPITAL INTERNATIONAL SERVICES TO GENPACT.

Effective January 1, 2002, GENPACT began performing certain accounting and certain administration services not provided by GEAM. For the period ended September 30, 2005, $32,701 was charged to the Funds and was allocated pro rata across funds and share classes based upon relative net assets. Administrative services not performed by GEAM or GENPACT were provided by an unaffiliated service provider.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which is .85%) and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee.

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share

Notes to Financial Statements

                                                              September 30, 2005

classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

SECURITY LENDING PROGRAM GEAM administers the security lending program for the following funds: GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund. The security lending fee is based on the number and duration of lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program.

For the period ended September 30, 2005, the GE Government Securities Fund, GE Short-Term Government Fund and GE Fixed Income Fund paid $1,082,107, $310,280 and $628,764 respectively to GEAM. GEAM paid all fees received to third-party brokers.

OTHER For the period ended September 30, 2005, GEID acting as underwriter received net commissions of $54,986 from the sale of Class A shares and $202,187 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares.


5.  SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the GE Small-Cap Value Equity Fund. Palisade is responsible for the day-to-day portfolio management of the assets of the fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays Palisade a monthly sub-advisory fee, which is calculated as a percentage of the average daily net assets of the Fund.


6.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended September 30, 2005, were as follows:

                                                      Purchases                    Sales
--------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                   $250,265,262              $353,138,574

GE Value Equity Fund                                    20,620,155                29,896,567

GE Small-Cap Value Equity Fund                          31,987,276                43,643,684

GE Global Equity Fund                                   30,102,279                35,300,470

GE International Equity Fund                            66,851,291                58,639,803

GE Premier Growth Equity Fund                          221,286,267               240,125,247

GE Strategic Investment Fund                           325,135,307               353,948,746

GE Government Securities Fund                          267,295,017               281,969,585

GE Short-Term Government Fund                           63,293,804                62,993,601

GE Tax-Exempt Fund                                      14,012,449                25,581,069

GE Fixed Income Fund                                   861,831,486               859,818,553

Notes to Financial Statements

                                                              September 30, 2005


OPTIONS During the period ended September 30, 2005, the following option contracts were written:


                              GE Small-Cap              GE Strategic            GE Government
                              Value Equity               Investment               Securities              GE Fixed Income
                       ------------------------  -----------------------   -----------------------  -----------------------
                          Number                    Number                    Number                   Number
                       of Contracts    Premium   of Contracts    Premium   of Contracts    Premium  of Contracts    Premium
---------------------------------------------------------------------------------------------------------------------------
Balance as of
September 30, 2004           --      $       --          64    $  15,276          160    $  38,190          216   $  51,557

Written                   1,094         232,605     335,350       87,375      890,675      166,001    1,226,185     295,646

Closed and Expired         (829)       (200,036)   (115,414)    (100,966)    (300,835)    (199,674)    (416,401)   (341,001)
---------------------------------------------------------------------------------------------------------------------------
Balance as of
September 30, 2005          265       $  32,569     220,000   $    1,685      590,000   $    4,517      810,000  $    6,202
---------------------------------------------------------------------------------------------------------------------------


SECURITY LENDING At September 30, 2005, the following Funds participated in security lending:


                                                                 Loaned securities
                                                            (including accrued interest)            Cash Collateral*
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                                  $24,373,776                       $24,927,906
GE Value Equity Fund                                                      54,601                            56,800
GE Small-Cap Value Equity Fund                                        15,684,523                        16,099,652
GE Global Equity Fund                                                  7,053,706                         7,407,743
GE International Equity Fund                                          22,204,350                        23,339,017
GE Premier Growth Equity Fund                                         34,378,726                        35,199,240
GE Strategic Investment Fund                                          14,754,921                        15,418,634
GE Government Securities Fund                                         46,218,316                        47,296,807
GE Short-Term Government Fund                                          8,026,044                         8,194,952
GE Fixed Income Fund                                                  24,429,974                        25,372,466

* COLLATERAL WAS ADJUSTED ON OCTOBER 3, 2005 TO REFLECT THE SEPTEMBER 30, 2005 CHANGE IN VALUE OF SECURITIES ON LOAN.

Notes to Financial Statements

                                                              September 30, 2005


7. BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at September 30, 2005 were:


                                                           5% or Greater Shareholders
                                                          --------------------------             % of Fund Held by
                                                          Number      % of Fund Held              GE Affiliates*
--------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                                          3               33%                          20%
GE Global Equity Fund                                        1               33%                          33%
GE International Equity Fund                                 4               57%                          51%
GE Premier Growth Equity Fund                                2               20%                          10%
GE Strategic Investment Fund                                 2               26%                          26%
GE Short-Term Government Fund                                1               12%                           0%
GE Fixed Income Fund                                         2               19%                          19%
GE Money Market Fund                                         2               13%                           5%

Investment activities of these shareholders could have a material impact on the Funds.
* INCLUDED IN THE 5% OR GREATER SHAREHOLDER PERCENTAGE.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
GE Funds

We have audited the accompanying statements of assets and liabilities of the GE U.S. Equity Fund, GE Value Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, and GE Money Market Fund, each a series of GE Funds, including the schedules of investments, as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three years then ended were audited by other independent registered public accountants whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers, or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE U.S. Equity Fund, GE Value Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund, GE International Equity Fund, GE Premier Growth Equity Fund, GE Strategic Investment Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Fixed Income Fund, and GE Money Market Fund, as of September 30, 2005, the results of their operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                              KPMG LLP

Boston, Massachusetts
November 18, 2005

Tax Information

                                                                     (unaudited)

The following funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended September 30, 2005, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the total amount of taxes paid by the Funds follows:

                            Total Foreign     Total Foreign
                            Source Income      Taxes Paid
--------------------------------------------------------------

GE International
   Equity Fund               $2,294,150         $235,134

Of the dividends paid from net investment income by the GE Tax Exempt Fund for the tax period ended September 30, 2005, 97.72% represent exempt interest dividends for Federal income tax purposes.

During the year ended September 30, 2005, the following Funds paid to shareholders of record on December 22, 2004, the following long-term capital gain dividends reported on Form 1099 for 2004:

Fund                                      Per Share Amount
--------------------------------------------------------------
GE Value Equity Fund                           $0.34637
GE Strategic Investment Fund                    0.42415
GE Fixed Income Fund                            0.11906
GE Small-Cap Value Equity Fund                  0.80740

For the fiscal year ended September 30, 2005, certain dividends paid by the fund may be subject to a maximum income tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid from net investment income during the fiscal year, the following represent the amounts that may be considered qualified dividend income:


Fund                                             QDI
---------------------------------------------------------
GE U.S. Equity                                $5,671,375
GE Global Equity                                 292,913
GE International Equity                          644,582
GE Strategic Investment                        2,717,746
GE Premier Growth Equity Fund                  1,838,480
GE Value Equity                                  410,164

For corporate shareholders the following represent the amounts that may be eligible for the corporate dividends received deduction:


Fund                                           DRD
-----------------------------------------------------
GE U.S. Equity                                100.00%
GE Global Equity                               91.47%
GE Strategic Investment                        38.56%
GE Premier Growth Equity Fund                 100.00%
GE Value Equity                               100.00%

Please consult a tax advisor if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Advisory Agreement Renewal

                                                                     (unaudited)


The Board of Trustees, including the independent trustees, of the GE Funds unanimously approved the continuance of the investment advisory agreement between each Fund and GE Asset Management Incorporated ("GEAM") at a meeting held on December 3, 2004. The Board, including the independent trustees, also at that meeting unanimously approved the sub-advisory agreement between Palisade Capital Management, L.L.C. and GEAM on behalf of the GE Small-Cap Value Equity Fund.

In considering whether to approve the investment advisory and sub-advisory agreements, the Board (including the independent trustees) considered and discussed a substantial amount of information and analysis prepared by GEAM and the sub-adviser at the Board's request. The Board also considered detailed information regarding performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. The Board reviewed the fees charged by GEAM for investment products other than mutual funds that employ the same investment strategies as the Funds. Before approving the Funds' advisory agreements and the related sub-advisory agreement for the GE Small-Cap Value Equity Fund, the independent trustees reviewed the proposed continuance of the agreements with management of GEAM and with experienced legal counsel who is independent of GEAM and the GE Funds. That legal counsel prepared a memorandum discussing the legal standards for the consideration of the proposed continuances. The independent trustees also discussed the proposed continuances in a private session with their independent legal counsel at which no representatives of GEAM or the sub-adviser were present. In reaching their determinations relating to continuance of the agreements with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE MANAGER The Board reviewed the services provided by GEAM and the sub-adviser, and the independent trustees concurred that GEAM and the sub-adviser provide high quality advisory and administrative services because of the level of research, analysis, investment discipline and other services, such as securities trading, provided to the Funds. The independent trustees specifically considered the favorable attributes of GEAM, including an investment philosophy oriented toward long-term performance, the processes used for selecting investments, selecting brokers and for compliance activities, and the quality of the investment professionals employed by GEAM. The Board also recognized GEAM's responsibility for supervising the sub-adviser's services. The Board noted that the Funds represent only a small portion of the assets managed by GEAM, but the Funds benefit from a full array of services and resources provided by GEAM.

INVESTMENT PERFORMANCE The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds with relevant securities indexes and various peer groups of mutual funds prepared by Lipper with respect to various periods. GEAM and, where relevant, representatives of the sub-adviser, discussed in detail their investment process, focusing on the relevant Fund's investment objective, the number and experience of portfolio management personnel, the investment style and approach employed, the likely market cycles for the investment style, and, in some instances, recent relative underperformance in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board and the independent trustees concluded that each Fund's performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

COSTS OF SERVICES PROVIDED AND PROFITABILITY At the request of the independent trustees, GEAM provided information concerning the profitability of GEAM's investment advisory and investment company activities and its financial condition for various past periods. The trustees considered the profit margin information for GEAM's

Advisory Agreement Renewal

                                                                     (unaudited)

investment company business as a whole, as well as GEAM's profitability data for each Fund. The trustees reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. GEAM stated its belief that the methods of allocation used were reasonable and consistent across its business.

The trustees also examined the fee and expense ratios for the Funds and observed that GEAM's figures were mostly at or below the applicable peer group. The trustees noted the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM.

The trustees reviewed comparative fee information for the sub-adviser, as well as an analysis of the profitability to the sub-adviser of the sub-advisory agreement, and did not find the subadvisory fee to be excessive on the basis of this information.

The trustees recognized that GEAM should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that GEAM's level of profitability from its relationship with each Fund was not unreasonable or excessive.

ECONOMIES OF SCALE The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The independent trustees did not disagree with GEAM's assertion that the comparatively lower fees it has charged to the Funds since inception (and the expenses it absorbed or subsidized) means that GEAM is already sharing the low-fee benefits of larger asset sizes compared to having charged higher fees on lower asset levels for the Funds when newer. The Board recognized the benefits to the Funds of GEAM's past investment in the Funds' operations (through those lower fees and through subsidies of operating expenses) and that GEAM has not yet fully recouped that investment. The Board considered the potential institution of breakpoints but concluded, in light of these unrecouped investments, that GEAM had already appropriately shared the economies of scale.

FALL-OUT FINANCIAL BENEFITS The Board and the independent trustees considered other actual and potential financial benefits to GEAM and the sub-adviser in concluding that the contractual advisory and sub-advisory fees are reasonable for the Funds. An example of those benefits would be the soft dollars generated by portfolio transactions by the Funds. The Board noted, however, that the Funds benefit from the vast array of resources available through GEAM and that the Funds represent only a small portion of the assets managed by GEAM.

CONCLUSION The Board and the independent trustees separately concluded that the renewal of each advisory and sub-advisory agreement was in the best interest of the shareholders of each affected Fund.

Additional Information

                                                                     (unaudited)

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    56

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    59

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987 NUMBER OF PORTFOLIOS IN FUND COMPLEX

OVERSEEN BY TRUSTEE 48 OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Institutional Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information

                                                                     (unaudited)

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Institutional Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    44

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    39

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - one year PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997, Vice President and Assistant Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information

                                                                     (unaudited)

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES

You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefunds.com or on the SEC's website at http://www.sec.gov.

Investment Team

                                                                     (unaudited)

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund's investments. The portfolio managers may change from time to time.

CHRISTOPHER D. BROWN is a Senior Vice President of GE Asset Management. He has served on the portfolio management teams for the GE U.S. EQUITY FUND since December 1998 and for the GE STRATEGIC INVESTMENT FUND since September 2003. Mr. Brown joined GE Asset Management in 1985 as a Manager of Funds Accounting. He became a U.S. Equity Analyst in 1989, a Vice President and portfolio manager in 1992, and a Senior Vice President in 1996.

DAVID B. CARLSON is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson is portfolio manager for the GE PREMIER GROWTH EQUITY FUND and has served in this capacity since the Fund's commencement. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and a Director and Executive Vice President in 2003.

MICHAEL J. CAUFIELD is a Senior Vice President of GE Asset Management. He is portfolio manager of the GE TAX-EXEMPT FUND and has served in that capacity since October 2000. Mr. Caufield joined GE Asset Management in 1987 as Vice President, Manager of Fixed Income Research & Analysis and was promoted to Senior Vice President in 1994.

ALFREDO CHANG is a Vice President of GE Asset Management. He has been a portfolio manager of the GE FIXED INCOME FUND since March 2005. Mr. Chang joined GE Asset Management in July 2002 as a portfolio manager and was made responsible for the emerging market fixed income effort at GE Asset Management in November 2003. Mr. Chang was an assistant portfolio manager with Genworth Financial, formerly known as GE Financial Assurance, an affiliate of GE Asset Management, from August 2000 until he joined GE Asset Management in July 2002. Prior to that, he oversaw offshore investment portfolios at AIG Global Investment Corporation.

PAUL M. COLONNA is a Senior Vice President of GE Asset Management. Since January 2005, he has led the team of portfolio managers for the GE FIXED INCOME FUND and the GE SHORT-TERM GOVERNMENT FUND and has been responsible for the fixed income portion of the GE STRATEGIC INVESTMENT FUND. He has served on the portfolio management team for the GE GOVERNMENT SECURITIES FUND since February 2000. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

MARK DELANEY is a Vice President of GE Asset Management. He has been a member of the portfolio management team for the GE FIXED INCOME FUND since joining GE Asset Management in April 2002. Prior to joining GE Asset Management, Mr. Delaney was the Assistant Investment Officer for the Public Employees Retirement System of Ohio.

DONALD J. DUNCAN is a Vice President of GE Asset Management. He is a portfolio manager of the GE MONEY MARKET FUND and has served on the Fund's portfolio management team since the Fund's inception. Mr. Duncan joined GE Asset Management in 1988 in Trade Support and held several positions including Mutual Fund Controller. He was appointed Investment Manager - Short Term Securities in 1990 and Vice President - Money Markets in 2002.

STEPHEN V. GELHAUS is a Vice President of GE Asset Management. He has been a member of the portfolio management teams for the GE U.S. EQUITY FUND and the GE VALUE EQUITY FUND since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a Research Analyst in the U.S. Equity Department from 1995 through 2001 and became an associate portfolio manager for the GE Value Equity Fund in August 1999.

ERIC H. GOULD is a Vice President of GE Asset Management. He has been a portfolio manager for the GE FIXED INCOME FUND and the GE SHORT-TERM GOVERNMENT FUND since joining GE Asset Management in September 2000. Prior to joining GE Asset Management, Mr. Gould was a Senior Asset Manager for Metropolitan Life Insurance Company.

Investment Team

                                                                     (unaudited)

PORTFOLIO MANAGER BIOGRAPHIES  (CONTINUED)

WILLIAM M. HEALEY is a Senior Vice President of GE Asset Management. He has served on the portfolio management teams for the GE FIXED INCOME FUND, GE GOVERNMENT SECURITIES FUND and GE SHORT-TERM GOVERNMENT FUND since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the Fixed Income Group at MetLife.

BRIAN HOPKINSON is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE INTERNATIONAL EQUITY FUND since September 1997. Prior to joining GE Asset Management, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

ROBERT JASMINSKI is a Vice President of GE Asset Management. He has been a portfolio manager for the GE GLOBAL EQUITY Fund since September 2004. More recently, he was appointed co-manager for this Fund. Mr. Jasminski joined GE Asset Management in 1993 as a Fixed Income Specialist and has been an International Equity Analyst and an International Small-Cap portfolio manager since 1998.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the GE INTERNATIONAL EQUITY FUND since the Fund's commencement and has been responsible for the international equity portion of the GE STRATEGIC INVESTMENT FUND since September 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became and Executive Vice President in 1992.

DAIZO MOTOYOSHI is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the GE GLOBAL EQUITY FUND since September 2003. Mr. Motoyoshi joined GE Asset Management in 1994 as an International Equity Analyst and portfolio manager and became a global equity portfolio manager in 2002. Prior to joining GE Asset Management, Mr. Motoyoshi held positions at Alliance Capital Management and Ernst & Young.

JONATHAN L. PASSMORE is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the GE INTERNATIONAL EQUITY FUND since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, International Equity.

VITA MARIE PIKE is a Vice President of GE Asset Management. She has served on the portfolio management team for the GE FIXED INCOME FUND since June 2004. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

PAUL C. REINHARDT is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the GE U.S. EQUITY FUND since January 2001 and for the GE VALUE EQUITY FUND since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987.

JOSEPH M. RUTIGLIANO is a Government and Mortgage-Backed Securities Trader at GE Asset Management. He has served on the portfolio management teams for the GE FIXED INCOME FUND, GE GOVERNMENT SECURITIES FUND, GE SHORT-TERM GOVERNMENT FUND and the fixed income portion of the GE STRATEGIC INVESTMENT FUND since December 2002. Mr. Rutigliano joined GE Asset Management in July 2000 as a Mutual Fund Analyst, prior to which time he was a Plan Manager at Aetna Financial from July 1999.

RICHARD L. SANDERSON is a Senior Vice President of GE Asset Management. He has been a portfolio manager of the GE U.S. EQUITY FUND since October 1995. Mr. Sanderson joined GE Asset Management in October 1995 as Vice President - Domestic Equities.

MICHAEL J. SOLECKI is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the GE INTERNATIONAL EQUITY FUND since September 1997. He joined GE Asset Management in 1990 as an International Equity Analyst. He became a Vice President for International Equity Portfolios in 1996 and Senior Vice President in 2000.

Investment Team

                                                                     (unaudited)

PORTFOLIO MANAGER BIOGRAPHIES  (CONCLUDED)

JUDITH A. STUDER is a Senior Vice President of GE Asset Management. She has served as a portfolio manager of the GE INTERNATIONAL EQUITY FUND since September 1997. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991 and Senior Vice President - International Equities in 1995.

JACK FEILER is a President and Chief Investment Officer of Palisade Capital Management L.L.C. (sub-adviser). Mr Feiler has day-to-day responsibility for managing the GE SMALL-CAP VALUE EQUITY FUND. Mr. Feiler has more than 33 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. He has served as a portfolio manager of the GE Small-Cap Value Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President - Investments at Smith Barney from 1990 to 1995.

JEFFREY SCHWARTZ ia a Senior Portfolio Manager at Palisade Capital Management L.L.C. (sub-adviser). Mr. Schwartz joined Palisade in October 2004. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.

DENNISON T. ("DAN") VERU is an Executive Vice-President and Co-Investment Officer of Palisade Capital Management L.L.C (sub-adviser). Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004.

Investment Team

                                                                     (unaudited)

TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
Christopher M. Isaacs

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David B. Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn Karlic, EVP, FIXED INCOME



INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated
3001 Summer Street
P.O. Box 7900 Stamford, CT 06904-7900

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

SHAREHOLDER SERVICING AGENT
AND TRANSFER AGENT
PFPC
GE Mutual Funds
P.O. Box 9838
Providence, RI 02940

CUSTODIAN
State Street Bank & Trust Company

At GE, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a tradition of investment management that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

144

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link: www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $202,900 in 2004 and $210,100 in 2005.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $337,665 in 2004 and $174,236 in 2005.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE FUNDS

Date:  December 08, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE FUNDS

Date:  December 08, 2005

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE FUNDS

Date:  December 08, 2005

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.